UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2010

Item 1. Reports to Stockholders

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Biotechnology

Communications Equipment

Consumer Discretionary

Electronics

Energy

Financial Services

Health Care

Industrials

Technology

Utilities

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Biotechnology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Communications Equipment	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Consumer Discretionary	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Energy	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Industrials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Technology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Utilities	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,001.40	$ 7.06
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,000.00	$ 8.32
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 998.50	$ 10.83
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 998.50	$ 10.83
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.13%
Actual		$ 1,000.00	$ 1,004.20	$ 5.71
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	20.9	21.5
Gilead Sciences, Inc.	6.8	5.5
Alexion Pharmaceuticals, Inc.	6.0	6.8
Vertex Pharmaceuticals, Inc.	4.4	4.7
Acorda Therapeutics, Inc.	4.3	3.3
United Therapeutics Corp.	4.3	5.0
Biogen Idec, Inc.	4.3	8.5
Genzyme Corp.	4.2	3.7
Cephalon, Inc.	4.1	3.5
BioMarin Pharmaceutical, Inc.	3.8	2.5
	63.1
Top Industries (% of fund's net assets)
As of January 31, 2010
Biotechnology	93.1%
Pharmaceuticals	6.7%
Health Care Equipment & Supplies	0.5%
All Others †	(0.3)%

As of July 31, 2009
Biotechnology	92.5%
Pharmaceuticals	6.7%
Life Sciences Tools & Services	0.5%
Health Care Equipment & Supplies	0.3%
All Others*	0.0%

† Short-term investments and net other assets are not included in the pie chart.
* Includes short-term investments and net other assets.

Biotechnology

Advisor Biotechnology Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
BIOTECHNOLOGY - 92.9%
Biotechnology - 92.9%
Abraxis BioScience, Inc. (a)	3,109	$ 127,003
Acadia Pharmaceuticals, Inc. (a)	15,574	19,468
Acorda Therapeutics, Inc. (a)	80,016	2,238,848
Affymax, Inc. (a)	12,304	258,384
Alexion Pharmaceuticals, Inc. (a)	66,408	3,079,339
Alkermes, Inc. (a)	35,861	392,319
Allos Therapeutics, Inc. (a)(c)	108,330	786,476
Alnylam Pharmaceuticals, Inc. (a)(c)	8,900	150,410
AMAG Pharmaceuticals, Inc. (a)(c)	7,500	329,850
Amgen, Inc. (a)	184,375	10,782,248
Amylin Pharmaceuticals, Inc. (a)(c)	35,000	629,300
Anadys Pharmaceuticals, Inc. (a)	20,555	41,521
Antigenics, Inc. (a)(c)	53,000	39,856
Antigenics, Inc. warrants 1/9/18 (a)(e)	452,000	309,315
Arena Pharmaceuticals, Inc. (a)(c)	31,420	98,030
Biogen Idec, Inc. (a)	40,826	2,193,989
BioMarin Pharmaceutical, Inc. (a)	99,966	1,942,339
Celera Corp. (a)	28,200	189,786
Celgene Corp. (a)	22,215	1,261,368
Cephalon, Inc. (a)	32,694	2,087,185
Cepheid, Inc. (a)	6,000	88,140
Clinical Data, Inc. (a)(c)	19,584	301,006
Cubist Pharmaceuticals, Inc. (a)	3,692	75,649
Dendreon Corp. (a)(c)	59,700	1,653,690
Enzon Pharmaceuticals, Inc. (a)(c)	16,900	168,493
Exelixis, Inc. (a)	33,100	219,453
Facet Biotech Corp. (a)	14,600	229,950
Genomic Health, Inc. (a)	2,100	34,713
Genzyme Corp. (a)	39,832	2,161,284
Gilead Sciences, Inc. (a)	72,502	3,499,672
Halozyme Therapeutics, Inc. (a)	9,910	53,712
Human Genome Sciences, Inc. (a)(c)	53,508	1,416,357
ImmunoGen, Inc. (a)	1,000	6,990
Incyte Corp. (a)(c)	49,995	533,947
InterMune, Inc.	22,917	357,734
Isis Pharmaceuticals, Inc. (a)	37,900	422,964
Lexicon Pharmaceuticals, Inc. (a)(c)	164,993	293,688
Ligand Pharmaceuticals, Inc. Class B (a)	23,700	41,949
MannKind Corp. (a)(c)	20,600	208,472
Martek Biosciences (a)	2,900	62,466
Medivation, Inc. (a)(c)	22,829	759,977
Micromet, Inc. (a)(c)	8,200	63,714
Momenta Pharmaceuticals, Inc. (a)(c)	21,729	317,026
Myriad Genetics, Inc. (a)	24,324	571,614
Myriad Pharmaceuticals, Inc. (a)	302	1,410
ONYX Pharmaceuticals, Inc. (a)	4,848	139,428
OSI Pharmaceuticals, Inc. (a)	9,203	314,927

	Shares	Value
PDL BioPharma, Inc. (c)	19,188	$ 122,803
Pharmasset, Inc. (a)	12,442	260,038
Progenics Pharmaceuticals, Inc. (a)	4,500	20,250
Regeneron Pharmaceuticals, Inc. (a)	22,449	598,490
Rigel Pharmaceuticals, Inc. (a)	24,029	197,278
Sangamo Biosciences, Inc. (a)(c)	7,098	39,039
Savient Pharmaceuticals, Inc. (a)	17,955	230,363
Seattle Genetics, Inc. (a)	23,121	238,609
Sinovac Biotech Ltd. (a)	11,700	70,200
Targacept, Inc. (a)	15,109	316,534
Theratechnologies, Inc. (a)	1,900	8,245
United Therapeutics Corp. (a)	36,904	2,198,371
Vanda Pharmaceuticals, Inc. (a)(c)	28,500	285,285
Vertex Pharmaceuticals, Inc. (a)	58,704	2,254,234
Zymogenetics, Inc. (a)	8,495	48,167
		47,843,365
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Health Care Equipment - 0.2%
Alsius Corp. (a)	14,200	582
Aradigm Corp. (a)	21,800	3,052
Delcath Systems, Inc. (a)(c)	16,000	68,960
		72,594
Health Care Supplies - 0.3%
Quidel Corp. (a)	11,170	148,338
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		220,932
PHARMACEUTICALS - 6.7%
Pharmaceuticals - 6.7%
Adolor Corp. (a)	28,099	44,115
Akorn, Inc. (a)	54,479	86,622
Alexza Pharmaceuticals, Inc. (a)	6,581	17,111
Auxilium Pharmaceuticals, Inc. (a)	47,258	1,330,785
Biodel, Inc. (a)	95,569	383,232
Cadence Pharmaceuticals, Inc. (a)(c)	12,900	128,484
Elan Corp. PLC sponsored ADR (a)	72,250	538,263
Inspire Pharmaceuticals, Inc. (a)	1,370	7,549
Jazz Pharmaceuticals, Inc. (a)	6,435	60,489
Optimer Pharmaceuticals, Inc. (a)(c)	25,988	320,172
ViroPharma, Inc. (a)	35,188	347,657
XenoPort, Inc. (a)	9,900	182,952
		3,447,431
TOTAL COMMON STOCKS (Cost $46,722,753)		51,511,728
Convertible Bonds - 0.2%
	Principal Amount	Value
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
OSI Pharmaceuticals, Inc. 3.25% 9/8/23 (Cost $107,443)	$ 130,000	$ 123,825
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.17% (d)	410,736	410,736
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	3,008,845	3,008,845
TOTAL MONEY MARKET FUNDS (Cost $3,419,581)		3,419,581
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $50,249,777)	55,055,134
NET OTHER ASSETS - (6.9)%	(3,569,237)
NET ASSETS - 100%	$ 51,485,897
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $309,315 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 563,722
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 319
Fidelity Securities Lending Cash Central Fund	22,194
Total	$ 22,513
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 51,511,728	$ 51,201,831	$ 309,315	$ 582
Convertible Bonds	123,825	-	123,825	-
Money Market Funds	3,419,581	3,419,581	-	-
Total Investments in Securities	$ 55,055,134	$ 54,621,412	$ 433,140	$ 582
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(270)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	852
Ending Balance	$ 582
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ (270)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $4,539,063 all of which will expire on July 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,897,800) - See accompanying schedule: Unaffiliated issuers (cost $46,830,196)	$ 51,635,553
Fidelity Central Funds (cost $3,419,581)	3,419,581
Total Investments (cost $50,249,777)		$ 55,055,134
Receivable for investments sold		2,210,133
Receivable for fund shares sold		86,735
Interest receivable		1,667
Distributions receivable from Fidelity Central Funds		2,577
Prepaid expenses		213
Other receivables		682
Total assets		57,357,141

Liabilities
Payable for investments purchased	$ 2,700,396
Payable for fund shares redeemed	71,817
Accrued management fee	26,146
Distribution fees payable	24,344
Other affiliated payables	15,973
Other payables and accrued expenses	23,723
Collateral on securities loaned, at value	3,008,845
Total liabilities		5,871,244

Net Assets		$ 51,485,897
Net Assets consist of:
Paid in capital		$ 53,140,878
Accumulated net investment loss		(347,860)
Accumulated undistributed net realized gain (loss) on investments		(6,112,478)
Net unrealized appreciation (depreciation) on investments		4,805,357
Net Assets		$ 51,485,897

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,619,146 ÷ 2,821,050 shares)	$ 6.95

Maximum offering price per share (100/94.25 of $6.95)	$ 7.37
Class T: Net Asset Value and redemption price per share ($12,167,573 ÷ 1,793,425 shares)	$ 6.78

Maximum offering price per share (100/96.50 of $6.78)	$ 7.03
Class B: Net Asset Value and offering price per share ($6,497,822 ÷ 1,005,386 shares)A	$ 6.46

Class C: Net Asset Value and offering price per share ($11,615,820 ÷ 1,796,823 shares)A	$ 6.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,585,536 ÷ 221,746 shares)	$ 7.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Special dividends		$ 73,514
Interest		2,698
Income from Fidelity Central Funds (including $22,194 from security lending)		22,513
Total income		98,725

Expenses
Management fee	$ 145,821
Transfer agent fees	92,536
Distribution fees	148,329
Accounting and security lending fees	10,440
Custodian fees and expenses	6,412
Independent trustees' compensation	160
Registration fees	44,035
Audit	22,247
Legal	237
Miscellaneous	507
Total expenses before reductions	470,724
Expense reductions	(24,044)	446,680
Net investment income (loss)		(347,955)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(799,549)
Change in net unrealized appreciation (depreciation) on investment securities		1,034,158
Net gain (loss)		234,609
Net increase (decrease) in net assets resulting from operations		$ (113,346)

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (347,955)	$ (837,247)
Net realized gain (loss)	(799,549)	(282,180)
Change in net unrealized appreciation (depreciation)	1,034,158	(7,383,033)
Net increase (decrease) in net assets resulting from operations	(113,346)	(8,502,460)
Share transactions - net increase (decrease)	(3,318,909)	4,533,971
Redemption fees	411	29,559
Total increase (decrease) in net assets	(3,431,844)	(3,938,930)

Net Assets
Beginning of period	54,917,741	58,856,671
End of period (including accumulated net investment loss of $347,860 and undistributed net investment income of $95, respectively)	$ 51,485,897	$ 54,917,741

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.94	$ 7.81	$ 7.23	$ 6.81	$ 6.80	$ 6.00
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.08)	(.09) I	(.09)	(.09)	(.08) J
Net realized and unrealized gain (loss)	.04	(.79)	1.20	.51	.10	.88
Total from investment operations	.01	(.87)	1.11	.42	.01	.80
Distributions from net realized gain	-	-	(.53)	-	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 6.95	$ 6.94	$ 7.81	$ 7.23	$ 6.81	$ 6.80
Total Return B, C, D	.14%	(11.14)%	15.95%	6.17%	.15%	13.33%
Ratios to Average Net Assets F, K
Expenses before reductions	1.48% A	1.40%	1.37%	1.42%	1.48%	1.56%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.37%	1.40%	1.40%	1.45%
Expenses net of all reductions	1.39% A	1.40%	1.37%	1.40%	1.37%	1.43%
Net investment income (loss)	(1.02)% A, H	(1.27)%	(1.24)% I	(1.25)%	(1.29)%	(1.36)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,619	$ 19,858	$ 18,249	$ 13,081	$ 12,539	$ 11,022
Portfolio turnover rate G	115% A	73%	132%	120%	62%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.01 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.30)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.33)%. J Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.37)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.78	$ 7.65	$ 7.11	$ 6.71	$ 6.72	$ 5.95
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.09)	(.11) I	(.11)	(.11)	(.10) J
Net realized and unrealized gain (loss)	.04	(.78)	1.18	.51	.10	.87
Total from investment operations	-	(.87)	1.07	.40	(.01)	.77
Distributions from net realized gain	-	-	(.53)	-	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 6.78	$ 6.78	$ 7.65	$ 7.11	$ 6.71	$ 6.72
Total Return B, C, D	-%	(11.37)%	15.64%	5.96%	(.15)%	12.94%
Ratios to Average Net Assets F, K
Expenses before reductions	1.77% A	1.71%	1.69%	1.75%	1.79%	1.93%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.70%
Expenses net of all reductions	1.65% A	1.65%	1.65%	1.65%	1.62%	1.68%
Net investment income (loss)	(1.27)% A, H	(1.52)%	(1.53)% I	(1.49)%	(1.54)%	(1.61)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,168	$ 13,356	$ 15,123	$ 13,008	$ 13,808	$ 14,177
Portfolio turnover rate G	115% A	73%	132%	120%	62%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.01 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.55)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. J Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 7.34	$ 6.88	$ 6.52	$ 6.56	$ 5.84
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12)	(.14) I	(.14)	(.14)	(.13) J
Net realized and unrealized gain (loss)	.05	(.75)	1.13	.50	.10	.85
Total from investment operations	(.01)	(.87)	.99	.36	(.04)	.72
Distributions from net realized gain	-	-	(.53)	-	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 6.46	$ 6.47	$ 7.34	$ 6.88	$ 6.52	$ 6.56
Total Return B, C, D	(.15)%	(11.85)%	14.96%	5.52%	(.61)%	12.33%
Ratios to Average Net Assets F, K
Expenses before reductions	2.23% A	2.15%	2.12%	2.17%	2.23%	2.33%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.12%	2.15%	2.15%	2.19%
Expenses net of all reductions	2.15% A	2.15%	2.12%	2.15%	2.12%	2.18%
Net investment income (loss)	(1.77)% A, H	(2.02)%	(2.00)% I	(1.99)%	(2.04)%	(2.11)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,498	$ 7,377	$ 11,044	$ 12,656	$ 14,938	$ 16,921
Portfolio turnover rate G	115% A	73%	132%	120%	62%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.01 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (2.05)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. J Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 7.34	$ 6.88	$ 6.52	$ 6.57	$ 5.84
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12)	(.13) I	(.14)	(.14)	(.13) J
Net realized and unrealized gain (loss)	.05	(.75)	1.12	.50	.09	.86
Total from investment operations	(.01)	(.87)	.99	.36	(.05)	.73
Distributions from net realized gain	-	-	(.53)	-	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 6.46	$ 6.47	$ 7.34	$ 6.88	$ 6.52	$ 6.57
Total Return B, C, D	(.15)%	(11.85)%	14.96%	5.52%	(.76)%	12.50%
Ratios to Average Net Assets F, K
Expenses before reductions	2.23% A	2.15%	2.12%	2.16%	2.17%	2.24%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.12%	2.15%	2.15%	2.19%
Expenses net of all reductions	2.14% A	2.15%	2.12%	2.15%	2.12%	2.18%
Net investment income (loss)	(1.77)% A, H	(2.02)%	(2.00)% I	(1.99)%	(2.04)%	(2.11)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,616	$ 12,426	$ 13,323	$ 11,813	$ 13,787	$ 12,538
Portfolio turnover rate G	115% A	73%	132%	120%	62%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.01 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (2.05)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. J Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.12	$ 8.00	$ 7.37	$ 6.91	$ 6.89	$ 6.06
Income from Investment Operations
Net investment income (loss) D	(.03) G	(.06)	(.07) H	(.07)	(.07)	(.06) I
Net realized and unrealized gain (loss)	.06	(.82)	1.23	.53	.09	.89
Total from investment operations	.03	(.88)	1.16	.46	.02	.83
Distributions from net realized gain	-	-	(.53)	-	-	-
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 7.15	$ 7.12	$ 8.00	$ 7.37	$ 6.91	$ 6.89
Total Return B, C	.42%	(11.00)%	16.35%	6.66%	.29%	13.70%
Ratios to Average Net Assets E, J
Expenses before reductions	1.13% A	1.11%	1.06%	1.06%	1.05%	1.10%
Expenses net of fee waivers, if any	1.13% A	1.11%	1.06%	1.06%	1.05%	1.10%
Expenses net of all reductions	1.13% A	1.11%	1.06%	1.06%	1.03%	1.09%
Net investment income (loss)	(.75)% A, G	(.98)%	(.94)% H	(.91)%	(.94)%	(1.02)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,586	$ 1,901	$ 1,117	$ 991	$ 1,268	$ 1,243
Portfolio turnover rate F	115% A	73%	132%	120%	62%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects special dividends which amounted to $.01 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.03)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. I Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,170,370
Gross unrealized depreciation	(4,292,214)
Net unrealized appreciation (depreciation)	$ 3,878,156

Tax cost	$ 51,176,978

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Biotechnology

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $29,698,757 and $33,215,186, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 24,392	$ 74
Class T	.25%	.25%	31,364	-
Class B	.75%	.25%	33,870	25,446
Class C	.75%	.25%	58,703	8,815
			$ 148,329	$ 34,335

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,074
Class T	3,310
Class B*	8,581
Class C*	678
$ 18,643

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33,778.35
Class T	24,568.39
Class B	11,811.35
Class C	20,407.35
Institutional Class	1,972.25
	$ 92,536

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $383 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $105 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 7,676
Class T	1.65%	7,647
Class B	2.15%	2,645
Class C	2.15%	4,664
		$ 22,632

Biotechnology

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,412 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	426,216	2,341,295	$ 2,899,468	$ 15,410,062
Shares redeemed	(467,676)	(1,815,151)	(3,145,068)	(11,129,933)
Net increase (decrease)	(41,460)	526,144	$ (245,600)	$ 4,280,129
Class T
Shares sold	167,854	826,391	$ 1,114,756	$ 5,258,554
Shares redeemed	(345,484)	(832,503)	(2,262,400)	(5,110,823)
Net increase (decrease)	(177,630)	(6,112)	$ (1,147,644)	$ 147,731
Class B
Shares sold	91,901	365,766	$ 579,620	$ 2,311,576
Shares redeemed	(226,477)	(730,232)	(1,416,559)	(4,256,288)
Net increase (decrease)	(134,576)	(364,466)	$ (836,939)	$ (1,944,712)
Class C
Shares sold	172,141	793,743	$ 1,078,601	$ 5,016,886
Shares redeemed	(295,043)	(688,414)	(1,857,592)	(3,988,392)
Net increase (decrease)	(122,902)	105,329	$ (778,991)	$ 1,028,494
Institutional Class
Shares sold	45,061	390,521	$ 317,311	$ 2,696,069
Shares redeemed	(90,262)	(263,268)	(627,046)	(1,673,740)
Net increase (decrease)	(45,201)	127,253	$ (309,735)	$ 1,022,329

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,041.20	$ 7.20
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,039.30	$ 8.48
Hypothetical A		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,036.60	$ 11.04
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,036.70	$ 11.04
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,041.60	$ 5.92
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	13.5	16.0
QUALCOMM, Inc.	9.7	10.8
Research In Motion Ltd.	6.0	0.1
Juniper Networks, Inc.	5.3	4.7
Polycom, Inc.	4.6	1.9
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.2	0.2
Motorola, Inc.	3.8	3.4
F5 Networks, Inc.	2.7	2.1
Brocade Communications Systems, Inc.	2.7	1.8
Adtran, Inc.	2.6	3.2
	55.1
Top Industries (% of fund's net assets)
As of January 31, 2010
Communications Equipment	79.8%
Semiconductors & Semiconductor Equipment	6.7%
Wireless Telecommunication Services	4.0%
Electronic Equipment & Components	3.2%
Internet Software & Services	2.1%
All Others*	4.2%

As of July 31, 2009
Communications Equipment	75.1%
Semiconductors & Semiconductor Equipment	9.2%
Software	6.2%
Internet Software & Services	2.8%
Wireless Telecommunication Services	2.5%
All Others*	4.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Communications Equipment Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 79.7%
Communications Equipment - 79.7%
Acme Packet, Inc. (a)	26,640	$ 275,724
ADC Telecommunications, Inc. (a)	22,700	120,537
Adtran, Inc.	16,383	347,320
ADVA AG Optical Networking (a)	7,013	24,128
Alcatel-Lucent SA sponsored ADR (a)	2,100	6,993
Arris Group, Inc. (a)	2,571	25,813
Aruba Networks, Inc. (a)	4,951	51,441
Aviat Networks, Inc. (a)	5,667	40,746
BigBand Networks, Inc. (a)	10,500	32,970
Blue Coat Systems, Inc. (a)	7,000	172,550
Brocade Communications Systems, Inc. (a)	51,909	356,615
BYD Electronic International Co. Ltd. (a)	24,000	20,309
Ceragon Networks Ltd. (a)	7,300	86,067
Ciena Corp. (a)	3,059	39,002
Cisco Systems, Inc. (a)	80,569	1,810,382
CommScope, Inc. (a)	12,600	342,846
Comverse Technology, Inc. (a)	3,806	36,195
DragonWave, Inc. (a)	8,400	94,110
EchoStar Holding Corp. Class A (a)	2,120	40,704
EMCORE Corp. (a)	4,600	4,370
Emulex Corp. (a)	16,000	179,840
Extreme Networks, Inc. (a)	15,600	38,532
F5 Networks, Inc. (a)	7,330	362,322
Finisar Corp. (a)	8,312	85,614
Harmonic, Inc. (a)	34,700	210,629
Infinera Corp. (a)	1,700	11,645
Ixia (a)	4,000	29,680
JDS Uniphase Corp. (a)	23,013	180,882
Juniper Networks, Inc. (a)	28,814	715,452
Motorola, Inc.	83,200	511,680
Oclaro, Inc. (a)	7,194	11,870
Oplink Communications, Inc. (a)	3,274	48,619
Opnext, Inc. (a)	15,501	29,297
Palm, Inc. (a)	1,700	17,663
Polycom, Inc. (a)	27,300	612,339
QUALCOMM, Inc.	33,320	1,305,811
Research In Motion Ltd. (a)	12,700	799,592
Riverbed Technology, Inc. (a)	7,779	174,405
Sandvine Corp. (a)	18,400	22,370
Sandvine Corp. (U.K.) (a)	56,400	68,932
ShoreTel, Inc. (a)	13,604	72,237
Sierra Wireless, Inc. (a)	12,100	133,527
Sonus Networks, Inc. (a)	15,367	32,424
Tekelec (a)	15,500	232,190
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	58,300	564,344
Tellabs, Inc.	46,967	301,998
		10,682,716

	Shares	Value
COMPUTERS & PERIPHERALS - 0.0%
Computer Hardware - 0.0%
Compal Electronics, Inc.	28	$ 39
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc.	100	1,598
ELECTRONIC EQUIPMENT & COMPONENTS - 3.2%
Electronic Components - 0.6%
BYD Co. Ltd. (H Shares) (a)	3,500	25,651
Prime View International Co. Ltd. (a)	16,000	29,332
Universal Display Corp. (a)	2,800	31,556
		86,539
Electronic Manufacturing Services - 2.6%
Benchmark Electronics, Inc. (a)	1,900	34,618
Flextronics International Ltd. (a)	4,000	25,360
Foxconn International Holdings Ltd. (a)	2,000	2,130
Plexus Corp.	1,000	34,010
SMART Modular Technologies (WWH), Inc. (a)	4,416	26,849
Trimble Navigation Ltd. (a)	9,719	222,468
		345,435
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		431,974
INTERNET SOFTWARE & SERVICES - 2.1%
Internet Software & Services - 2.1%
Equinix, Inc. (a)	300	28,869
NetEase.com, Inc. sponsored ADR (a)	200	6,560
Sina Corp. (a)	900	32,544
Tencent Holdings Ltd.	4,100	76,677
VeriSign, Inc. (a)	5,800	132,878
		277,528
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
NeuStar, Inc. Class A (a)	700	15,722
IT Consulting & Other Services - 0.0%
Yucheng Technologies Ltd. (a)	1,200	4,260
TOTAL IT SERVICES		19,982
MEDIA - 0.6%
Advertising - 0.3%
VisionChina Media, Inc. ADR (a)	4,700	40,843
Cable & Satellite - 0.3%
Virgin Media, Inc.	3,050	43,280
TOTAL MEDIA		84,123
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
Semiconductor Equipment - 0.4%
Tessera Technologies, Inc. (a)	2,900	49,793
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - 6.3%
Actel Corp. (a)	451	$ 4,970
Altera Corp.	1,200	25,584
Applied Micro Circuits Corp. (a)	2,758	20,216
ARM Holdings PLC sponsored ADR	1,600	14,512
Avago Technologies Ltd.	3,500	60,830
Cavium Networks, Inc. (a)	10,554	228,072
Ceva, Inc. (a)	2,900	34,481
Conexant Systems, Inc. (a)	1,280	4,890
CSR PLC (a)	7,686	54,884
Exar Corp. (a)	143	1,005
Hittite Microwave Corp. (a)	2,300	85,514
Ikanos Communications, Inc. (a)	3,985	8,568
Infineon Technologies AG (a)	2,376	12,949
Lattice Semiconductor Corp. (a)	6,700	17,353
LSI Corp. (a)	2,300	11,477
Microsemi Corp. (a)	449	6,708
Netlogic Microsystems, Inc. (a)	1,516	62,095
Omnivision Technologies, Inc. (a)	1,000	12,900
ON Semiconductor Corp. (a)	7,285	52,525
Pericom Semiconductor Corp. (a)	1,700	14,960
Pixelplus Co. Ltd. ADR (a)	900	333
PLX Technology, Inc. (a)	900	3,996
PMC-Sierra, Inc. (a)	3,100	24,645
Silicon Storage Technology, Inc. (a)	1,200	3,204
Standard Microsystems Corp. (a)	1,200	23,940
TriQuint Semiconductor, Inc. (a)	5,000	30,000
Xilinx, Inc.	900	21,222
		841,833
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		891,626
SOFTWARE - 2.0%
Application Software - 1.4%
Citrix Systems, Inc. (a)	1,592	66,148
KongZhong Corp. sponsored ADR (a)	100	847
NetScout Systems, Inc. (a)	1,200	16,848
Smith Micro Software, Inc. (a)	3,768	29,202
Synchronoss Technologies, Inc. (a)	1,900	31,844
Taleo Corp. Class A (a)	100	2,031
Ulticom, Inc.	3,441	33,034
		179,954
Home Entertainment Software - 0.1%
Giant Interactive Group, Inc. ADR	2,000	14,640

	Shares	Value
Systems Software - 0.5%
Allot Communications Ltd. (a)	300	$ 1,269
Opnet Technologies, Inc.	400	4,700
TeleCommunication Systems, Inc. Class A (a)	6,977	61,119
		67,088
TOTAL SOFTWARE		261,682
WIRELESS TELECOMMUNICATION SERVICES - 4.0%
Wireless Telecommunication Services - 4.0%
American Tower Corp. Class A (a)	1,690	71,741
Crown Castle International Corp. (a)	1,900	70,186
Leap Wireless International, Inc. (a)	300	3,957
SBA Communications Corp. Class A (a)	2,052	67,901
SOFTBANK CORP.	6,000	152,941
Sprint Nextel Corp. (a)	25,400	83,312
Syniverse Holdings, Inc. (a)	5,021	84,403
		534,441
TOTAL COMMON STOCKS (Cost $13,064,345)		13,185,709
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	16,332
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $254,704)	254,704	254,704
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $13,339,049)		13,456,745
NET OTHER ASSETS - (0.4)%		(53,030)
NET ASSETS - 100%		$ 13,403,715
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 365
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 13,185,709	$ 13,024,816	$ 160,893	$ -
Convertible Bonds	16,332	-	16,332	-
Money Market Funds	254,704	254,704	-	-
Total Investments in Securities	$ 13,456,745	$ 13,279,520	$ 177,225	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.9%
Canada	8.4%
Sweden	4.2%
Japan	1.2%
China	1.1%
Others (individually less than 1%)	3.2%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $601,215 of which $207,917 and $393,298 will expire on July 31, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $1,583,417 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,084,345)	$ 13,202,041
Fidelity Central Funds (cost $254,704)	254,704
Total Investments (cost $13,339,049)		$ 13,456,745
Receivable for investments sold		423,399
Receivable for fund shares sold		59,945
Interest receivable		12
Distributions receivable from Fidelity Central Funds		38
Prepaid expenses		45
Receivable from investment adviser for expense reductions		2,034
Other receivables		927
Total assets		13,943,145

Liabilities
Payable for investments purchased	$ 428,729
Payable for fund shares redeemed	69,599
Accrued management fee	6,825
Distribution fees payable	6,334
Other affiliated payables	4,323
Other payables and accrued expenses	23,620
Total liabilities		539,430

Net Assets		$ 13,403,715
Net Assets consist of:
Paid in capital		$ 14,833,679
Accumulated net investment loss		(97,741)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,449,919)
Net unrealized appreciation (depreciation) on investments		117,696
Net Assets		$ 13,403,715

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,967,634 ÷ 523,459 shares)	$ 7.58

Maximum offering price per share (100/94.25 of $7.58)	$ 8.04
Class T: Net Asset Value and redemption price per share ($2,916,340 ÷ 393,529 shares)	$ 7.41

Maximum offering price per share (100/96.50 of $7.41)	$ 7.68
Class B: Net Asset Value and offering price per share ($1,376,772 ÷ 194,530 shares) A	$ 7.08

Class C: Net Asset Value and offering price per share ($3,029,127 ÷ 428,223 shares) A	$ 7.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,113,842 ÷ 272,442 shares)	$ 7.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 12,853
Interest		30
Income from Fidelity Central Funds		365
Total income		13,248

Expenses
Management fee	$ 37,532
Transfer agent fees	23,736
Distribution fees	35,552
Accounting fees and expenses	2,611
Custodian fees and expenses	4,953
Independent trustees' compensation	37
Registration fees	43,154
Audit	22,665
Legal	41
Miscellaneous	82
Total expenses before reductions	170,363
Expense reductions	(59,374)	110,989
Net investment income (loss)		(97,741)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	879,797
Foreign currency transactions	(394)
Total net realized gain (loss)		879,403
Change in net unrealized appreciation (depreciation) on: Investment securities	(407,137)
Assets and liabilities in foreign currencies	424
Total change in net unrealized appreciation (depreciation)		(406,713)
Net gain (loss)		472,690
Net increase (decrease) in net assets resulting from operations		$ 374,949

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (97,741)	$ (3,392)
Net realized gain (loss)	879,403	(2,045,448)
Change in net unrealized appreciation (depreciation)	(406,713)	1,654,393
Net increase (decrease) in net assets resulting from operations	374,949	(394,447)
Share transactions - net increase (decrease)	2,126,055	4,154,179
Redemption fees	960	239
Total increase (decrease) in net assets	2,501,964	3,759,971

Net Assets
Beginning of period	10,901,751	7,141,780
End of period (including accumulated net investment loss of $97,741 and $0, respectively)	$ 13,403,715	$ 10,901,751

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

[Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.28	$ 7.82	$ 9.49	$ 7.29	$ 7.70	$ 6.53
Income from Investment Operations
Net investment income (loss) E	(.05)	.02 H	(.08)	(.09)	(.09)	(.07)
Net realized and unrealized gain (loss)	.35	(.56)	(1.45)	2.29	(.32)	1.24
Total from investment operations	.30	(.54)	(1.53)	2.20	(.41)	1.17
Distributions from net realized gain	-	-	(.14)	-	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.58	$ 7.28	$ 7.82	$ 9.49	$ 7.29	$ 7.70
Total Return B,C,D	4.12%	(6.91)%	(16.43)%	30.18%	(5.32)%	17.92%
Ratios to Average Net Assets F,I
Expenses before reductions	2.27% A	3.15%	2.25%	2.24%	2.13%	2.32%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.45%
Expenses net of all reductions	1.38% A	1.40%	1.39%	1.40%	1.32%	1.28%
Net investment income (loss)	(1.18)% A	.26% H	(.91)%	(1.00)%	(1.05)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,968	$ 3,476	$ 2,459	$ 2,825	$ 3,145	$ 2,406
Portfolio turnover rate G	118% A	97%	63%	58%	174%	250%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.13	$ 7.68	$ 9.34	$ 7.19	$ 7.61	$ 6.48
Income from Investment Operations
Net investment income (loss) E	(.05)	- H,J	(.10)	(.11)	(.11)	(.08)
Net realized and unrealized gain (loss)	.33	(.55)	(1.42)	2.26	(.31)	1.21
Total from investment operations	.28	(.55)	(1.52)	2.15	(.42)	1.13
Distributions from net realized gain	-	-	(.14)	-	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.41	$ 7.13	$ 7.68	$ 9.34	$ 7.19	$ 7.61
Total Return B,C,D	3.93%	(7.16)%	(16.59)%	29.90%	(5.52)%	17.44%
Ratios to Average Net Assets F,I
Expenses before reductions	2.57% A	3.52%	2.62%	2.57%	2.51%	2.78%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.71%
Expenses net of all reductions	1.63% A	1.65%	1.65%	1.64%	1.57%	1.54%
Net investment income (loss)	(1.43)% A	.01% H	(1.16)%	(1.25)%	(1.30)%	(1.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,916	$ 2,396	$ 2,138	$ 3,271	$ 2,932	$ 3,034
Portfolio turnover rate G	118% A	97%	63%	58%	174%	250%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.83	$ 7.39	$ 9.03	$ 6.99	$ 7.44	$ 6.36
Income from Investment Operations
Net investment income (loss) E	(.07)	(.03) H	(.14)	(.14)	(.14)	(.12)
Net realized and unrealized gain (loss)	.32	(.53)	(1.36)	2.18	(.31)	1.20
Total from investment operations	.25	(.56)	(1.50)	2.04	(.45)	1.08
Distributions from net realized gain	-	-	(.14)	-	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.08	$ 6.83	$ 7.39	$ 9.03	$ 6.99	$ 7.44
Total Return B,C,D	3.66%	(7.58)%	(16.94)%	29.18%	(6.05)%	16.98%
Ratios to Average Net Assets F,I
Expenses before reductions	3.03% A	3.98%	3.03%	3.00%	2.94%	3.14%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.20%
Expenses net of all reductions	2.13% A	2.15%	2.15%	2.15%	2.07%	2.04%
Net investment income (loss)	(1.93)% A	(.49)% H	(1.67)%	(1.75)%	(1.80)%	(1.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,377	$ 1,281	$ 1,219	$ 2,225	$ 2,406	$ 2,864
Portfolio turnover rate G	118% A	97%	63%	58%	174%	250%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.82	$ 7.38	$ 9.03	$ 6.99	$ 7.44	$ 6.36
Income from Investment Operations
Net investment income (loss) E	(.07)	(.03) H	(.14)	(.14)	(.15)	(.12)
Net realized and unrealized gain (loss)	.32	(.53)	(1.37)	2.18	(.30)	1.20
Total from investment operations	.25	(.56)	(1.51)	2.04	(.45)	1.08
Distributions from net realized gain	-	-	(.14)	-	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.07	$ 6.82	$ 7.38	$ 9.03	$ 6.99	$ 7.44
Total Return B,C,D	3.67%	(7.59)%	(17.06)%	29.18%	(6.05)%	16.98%
Ratios to Average Net Assets F,I
Expenses before reductions	3.01% A	3.63%	3.02%	2.98%	2.86%	3.07%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.19%
Expenses net of all reductions	2.13% A	2.15%	2.15%	2.15%	2.07%	2.02%
Net investment income (loss)	(1.93)% A	(.49)% H	(1.67)%	(1.75)%	(1.81)%	(1.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,029	$ 2,792	$ 1,097	$ 1,745	$ 1,768	$ 1,846
Portfolio turnover rate G	118% A	97%	63%	58%	174%	250%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.45	$ 7.98	$ 9.65	$ 7.39	$ 7.79	$ 6.60
Income from Investment Operations
Net investment income (loss) D	(.04)	.03 G	(.06)	(.07)	(.07)	(.05)
Net realized and unrealized gain (loss)	.35	(.56)	(1.47)	2.33	(.33)	1.24
Total from investment operations	.31	(.53)	(1.53)	2.26	(.40)	1.19
Distributions from net realized gain	-	-	(.14)	-	-	-
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.76	$ 7.45	$ 7.98	$ 9.65	$ 7.39	$ 7.79
Total Return B,C	4.16%	(6.64)%	(16.16)%	30.58%	(5.13)%	18.03%
Ratios to Average Net Assets E,H
Expenses before reductions	1.89% A	2.44%	1.94%	1.87%	1.70%	1.85%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.18%
Expenses net of all reductions	1.13% A	1.15%	1.14%	1.15%	1.07%	1.01%
Net investment income (loss)	(.93)% A	.51% G	(.66)%	(.75)%	(.80)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,114	$ 957	$ 229	$ 324	$ 379	$ 319
Portfolio turnover rate F	118% A	97%	63%	58%	174%	250%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,310,340
Gross unrealized depreciation	(1,287,209)
Net unrealized appreciation (depreciation)	$ 23,131

Tax cost	$ 13,433,614

Communications Equipment

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,482,140 and $7,487,917, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,185	$ 39
Class T	.25%	.25%	7,146	-
Class B	.75%	.25%	7,772	5,829
Class C	.75%	.25%	15,449	3,550
			$ 35,552	$ 9,418

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,928
Class T	1,573
Class B*	2,136
Class C*	1,558
$ 8,195

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,452.36
Class T	5,844.41
Class B	2,799.36
Class C	5,490.36
Institutional Class	2,151.24
	$ 23,736

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $251 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 18,087
Class T	1.65%	13,063
Class B	2.15%	6,830
Class C	2.15%	13,322
Institutional Class	1.15%	6,542
		$ 57,844

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,530 for the period.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	218,495	355,106	$ 1,706,462	$ 2,309,221
Shares redeemed	(172,247)	(192,148)	(1,349,713)	(977,112)
Net increase (decrease)	46,248	162,958	$ 356,749	$ 1,332,109
Class T
Shares sold	109,709	141,676	$ 842,864	$ 842,215
Shares redeemed	(52,211)	(84,049)	(402,467)	(471,168)
Net increase (decrease)	57,498	57,627	$ 440,397	$ 371,047
Class B
Shares sold	65,034	79,696	$ 466,390	$ 489,378
Shares redeemed	(58,074)	(57,101)	(426,721)	(282,381)
Net increase (decrease)	6,960	22,595	$ 39,669	$ 206,997
Class C
Shares sold	133,680	334,255	$ 959,829	$ 2,000,139
Shares redeemed	(114,575)	(73,743)	(807,981)	(434,705)
Net increase (decrease)	19,105	260,512	$ 151,848	$ 1,565,434

Communications Equipment

8. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Institutional Class
Shares sold	195,077	116,053	$ 1,546,508	$ 776,070
Shares redeemed	(51,156)	(16,263)	(409,116)	(97,478)
Net increase (decrease)	143,921	99,790	$ 1,137,392	$ 678,592

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,129.60	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,128.80	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,126.30	$ 11.52
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,126.20	$ 11.52
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,131.60	$ 6.18
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Consumer Discretionary

Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Target Corp.	6.1	6.6
Lowe's Companies, Inc.	5.7	7.6
The Walt Disney Co.	5.5	5.1
McDonald's Corp.	5.4	5.6
Amazon.com, Inc.	3.8	2.6
Staples, Inc.	2.6	2.9
Advance Auto Parts, Inc.	2.4	2.6
Ford Motor Co.	2.3	1.7
Wyndham Worldwide Corp.	2.1	1.3
Johnson Controls, Inc.	2.0	2.1
	37.9
Top Industries (% of fund's net assets)
As of January 31, 2010
Media	21.1%
Specialty Retail	21.1%
Hotels, Restaurants & Leisure	20.4%
Multiline Retail	7.9%
Internet & Catalog Retail	4.7%
All Others*	24.8%

As of July 31, 2009
Specialty Retail	25.4%
Media	19.9%
Hotels, Restaurants & Leisure	18.8%
Multiline Retail	6.6%
Textiles, Apparel & Luxury Goods	5.3%
All Others*	24.0%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Consumer Discretionary Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
AUTO COMPONENTS - 2.9%
Auto Parts & Equipment - 2.9%
BorgWarner, Inc.	9,400	$ 329,846
Gentex Corp.	2,100	40,257
Johnson Controls, Inc.	28,600	795,938
		1,166,041
AUTOMOBILES - 3.1%
Automobile Manufacturers - 2.3%
Ford Motor Co. (a)	84,800	919,232
Motorcycle Manufacturers - 0.8%
Harley-Davidson, Inc.	13,400	304,716
TOTAL AUTOMOBILES		1,223,948
CONSUMER FINANCE - 0.3%
Consumer Finance - 0.3%
Capital One Financial Corp.	2,800	103,208
DISTRIBUTORS - 0.8%
Distributors - 0.8%
Li & Fung Ltd.	72,000	330,141
DIVERSIFIED CONSUMER SERVICES - 3.9%
Education Services - 2.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	4,500	272,655
DeVry, Inc.	4,700	286,982
Navitas Ltd.	16,755	66,374
Strayer Education, Inc.	1,400	290,892
		916,903
Specialized Consumer Services - 1.6%
Coinstar, Inc. (a)	4,500	116,235
Sotheby's Class A (ltd. vtg.) (c)	15,488	359,941
Steiner Leisure Ltd. (a)	4,000	159,360
		635,536
TOTAL DIVERSIFIED CONSUMER SERVICES		1,552,439
FOOD & STAPLES RETAILING - 1.6%
Food Retail - 0.5%
Susser Holdings Corp. (a)	22,405	197,612
Hypermarkets & Super Centers - 1.1%
BJ's Wholesale Club, Inc. (a)	1,900	64,201
Costco Wholesale Corp.	6,900	396,267
		460,468
TOTAL FOOD & STAPLES RETAILING		658,080
HOTELS, RESTAURANTS & LEISURE - 20.4%
Casinos & Gaming - 3.7%
International Game Technology	16,200	297,108
Las Vegas Sands Corp. unit	1,550	411,262
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	27,900	99,603

	Shares	Value
MGM Mirage, Inc. (a)(c)	7,500	$ 82,950
Sands China Ltd.	43,600	61,660
WMS Industries, Inc. (a)	14,100	522,828
		1,475,411
Hotels, Resorts & Cruise Lines - 5.5%
Carnival Corp. unit	18,600	619,938
Home Inns & Hotels Management, Inc. sponsored ADR (a)	3,200	98,432
Royal Caribbean Cruises Ltd. (a)	4,800	125,232
Starwood Hotels & Resorts Worldwide, Inc.	16,300	543,116
Wyndham Worldwide Corp.	39,300	824,907
		2,211,625
Leisure Facilities - 0.4%
Vail Resorts, Inc. (a)(c)	5,000	168,500
Restaurants - 10.8%
BJ's Restaurants, Inc. (a)	9,700	205,058
Darden Restaurants, Inc.	15,600	576,576
Jack in the Box, Inc. (a)	6,800	132,668
McDonald's Corp.	34,600	2,160,078
P.F. Chang's China Bistro, Inc. (a)(c)	4,400	169,840
Sonic Corp. (a)	15,700	132,351
Starbucks Corp. (a)	32,100	699,459
Texas Roadhouse, Inc. Class A (a)	18,700	217,481
		4,293,511
TOTAL HOTELS, RESTAURANTS & LEISURE		8,149,047
HOUSEHOLD DURABLES - 3.9%
Home Furnishings - 1.1%
Mohawk Industries, Inc. (a)	5,400	223,614
Tempur-Pedic International, Inc. (a)	8,400	209,076
		432,690
Homebuilding - 1.9%
Lennar Corp. Class A	7,930	121,805
M.D.C. Holdings, Inc.	1,500	50,400
Meritage Homes Corp. (a)	5,100	114,189
NVR, Inc. (a)	100	68,414
Pulte Homes, Inc.	27,607	290,426
Toll Brothers, Inc. (a)	7,000	129,290
		774,524
Household Appliances - 0.9%
Black & Decker Corp.	800	51,728
Whirlpool Corp.	3,800	285,684
		337,412
TOTAL HOUSEHOLD DURABLES		1,544,626
INTERNET & CATALOG RETAIL - 4.7%
Internet Retail - 4.7%
Amazon.com, Inc. (a)	12,200	1,530,002
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - CONTINUED
Internet Retail - continued
Blue Nile, Inc. (a)	2,105	$ 108,513
Expedia, Inc. (a)	10,300	220,523
		1,859,038
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
Baidu.com, Inc. sponsored ADR (a)	200	82,342
Google, Inc. Class A (a)	1,200	635,304
GREE, Inc.	1,300	75,751
NetEase.com, Inc. sponsored ADR (a)	1,700	55,760
Tencent Holdings Ltd.	4,900	91,639
		940,796
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Polaris Industries, Inc. (c)	4,000	176,840
MACHINERY - 0.5%
Industrial Machinery - 0.5%
The Stanley Works	3,600	184,500
MEDIA - 21.1%
Advertising - 2.1%
Interpublic Group of Companies, Inc. (a)	60,774	392,600
Lamar Advertising Co. Class A (a)	7,496	214,386
National CineMedia, Inc.	14,300	214,214
		821,200
Broadcasting - 0.2%
Discovery Communications, Inc. Class C (a)	3,800	99,788
Cable & Satellite - 7.4%
Cablevision Systems Corp. - NY Group Class A	14,500	371,780
Comcast Corp. Class A	44,050	697,312
DIRECTV (a)	21,802	661,691
DISH Network Corp. Class A	9,700	177,122
Liberty Media Corp. Starz Series A (a)	1,300	60,970
Time Warner Cable, Inc.	16,797	732,181
Virgin Media, Inc. (c)	16,700	236,973
		2,938,029
Movies & Entertainment - 10.2%
DreamWorks Animation SKG, Inc. Class A (a)	3,000	116,820
News Corp.:
Class A	21,800	274,898
Class B (c)	15,000	220,200
The Walt Disney Co.	74,200	2,192,610
Time Warner, Inc.	19,885	545,843
Viacom, Inc. Class B (non-vtg.) (a)	25,200	734,328
		4,084,699

	Shares	Value
Publishing - 1.2%
McGraw-Hill Companies, Inc.	13,400	$ 475,030
TOTAL MEDIA		8,418,746
MULTILINE RETAIL - 7.9%
Department Stores - 1.8%
Kohl's Corp. (a)	8,600	433,182
Nordstrom, Inc. (c)	8,100	279,774
		712,956
General Merchandise Stores - 6.1%
Target Corp.	47,570	2,438,912
TOTAL MULTILINE RETAIL		3,151,868
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.3%
Monster Worldwide, Inc. (a)	8,300	129,397
SPECIALTY RETAIL - 21.1%
Apparel Retail - 3.8%
Citi Trends, Inc. (a)	10,855	337,916
Gymboree Corp. (a)	8,300	323,783
Ross Stores, Inc.	8,700	399,591
Urban Outfitters, Inc. (a)	10,393	328,107
Zumiez, Inc. (a)(c)	10,500	133,665
		1,523,062
Automotive Retail - 3.1%
Advance Auto Parts, Inc.	24,100	950,745
O'Reilly Automotive, Inc. (a)	7,400	279,720
		1,230,465
Computer & Electronics Retail - 1.4%
Best Buy Co., Inc.	4,100	150,265
Conn's, Inc. (a)(c)	11,086	62,303
hhgregg, Inc. (a)(c)	9,900	210,870
RadioShack Corp.	6,200	121,024
		544,462
Home Improvement Retail - 7.6%
Home Depot, Inc.	17,355	486,114
Lowe's Companies, Inc.	104,700	2,266,755
Lumber Liquidators Holdings, Inc. (a)	12,725	301,328
		3,054,197
Homefurnishing Retail - 1.1%
Bed Bath & Beyond, Inc. (a)	7,900	305,730
Williams-Sonoma, Inc.	7,400	140,452
		446,182
Specialty Stores - 4.1%
Cabela's, Inc. Class A (a)(c)	9,900	159,588
OfficeMax, Inc. (a)	12,300	159,531
Signet Jewelers Ltd. (a)	4,600	125,856
Staples, Inc.	44,338	1,040,169
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Vitamin Shoppe, Inc.	5,200	$ 109,200
West Marine, Inc. (a)	4,901	41,119
		1,635,463
TOTAL SPECIALTY RETAIL		8,433,831
TEXTILES, APPAREL & LUXURY GOODS - 3.4%
Apparel, Accessories & Luxury Goods - 1.3%
G-III Apparel Group Ltd. (a)	8,968	156,133
Phillips-Van Heusen Corp.	3,900	153,231
VF Corp.	2,900	208,887
		518,251
Footwear - 2.1%
Deckers Outdoor Corp. (a)	2,100	206,157
Iconix Brand Group, Inc. (a)	9,700	122,414
NIKE, Inc. Class B	7,950	506,813
		835,384
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,353,635
TOTAL COMMON STOCKS (Cost $38,028,891)		39,376,181
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (d)	599,533	$ 599,533
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	2,238,050	2,238,050
TOTAL MONEY MARKET FUNDS (Cost $2,837,583)		2,837,583
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $40,866,474)		42,213,764
NET OTHER ASSETS - (5.8)%		(2,302,808)
NET ASSETS - 100%		$ 39,910,956
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 547
Fidelity Securities Lending Cash Central Fund	3,884
Total	$ 4,431
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 39,376,181	$ 38,964,919	$ 411,262	$ -
Money Market Funds	2,837,583	2,837,583	-	-
Total Investments in Securities	$ 42,213,764	$ 41,802,502	$ 411,262	$ -
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $5,178,091 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $3,918,129 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,150,448) - See accompanying schedule: Unaffiliated issuers (cost $38,028,891)	$ 39,376,181
Fidelity Central Funds (cost $2,837,583)	2,837,583
Total Investments (cost $40,866,474)		$ 42,213,764
Receivable for investments sold		621,799
Receivable for fund shares sold		52,974
Dividends receivable		17,222
Distributions receivable from Fidelity Central Funds		1,271
Prepaid expenses		131
Other receivables		1,118
Total assets		42,908,279

Liabilities
Payable for investments purchased	$ 658,879
Payable for fund shares redeemed	26,895
Accrued management fee	21,983
Distribution fees payable	15,014
Other affiliated payables	11,922
Other payables and accrued expenses	24,580
Collateral on securities loaned, at value	2,238,050
Total liabilities		2,997,323

Net Assets		$ 39,910,956
Net Assets consist of:
Paid in capital		$ 46,286,903
Accumulated net investment loss		(42,186)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,681,076)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,347,315
Net Assets		$ 39,910,956

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,837,879 ÷ 1,365,962 shares)	$ 11.59

Maximum offering price per share (100/94.25 of $11.59)	$ 12.30
Class T: Net Asset Value and redemption price per share ($7,189,185 ÷ 640,720 shares)	$ 11.22

Maximum offering price per share (100/96.50 of $11.22)	$ 11.63
Class B: Net Asset Value and offering price per share ($3,411,429 ÷ 327,144 shares) A	$ 10.43

Class C: Net Asset Value and offering price per share ($6,439,193 ÷ 616,552 shares) A	$ 10.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,033,270 ÷ 583,670 shares)	$ 12.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)
Investment Income
Dividends		$ 251,447
Interest		3
Income from Fidelity Central Funds		4,431
Total income		255,881

Expenses
Management fee	$ 106,007
Transfer agent fees	61,531
Distribution fees	82,181
Accounting and security lending fees	7,574
Custodian fees and expenses	6,788
Independent trustees' compensation	113
Registration fees	33,228
Audit	22,448
Legal	123
Miscellaneous	283
Total expenses before reductions	320,276
Expense reductions	(23,083)	297,193
Net investment income (loss)		(41,312)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,747,248
Foreign currency transactions	200
Total net realized gain (loss)		1,747,448
Change in net unrealized appreciation (depreciation) on: Investment securities	2,572,388
Assets and liabilities in foreign currencies	26
Total change in net unrealized appreciation (depreciation)		2,572,414
Net gain (loss)		4,319,862
Net increase (decrease) in net assets resulting from operations		$ 4,278,550

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (41,312)	$ 41,542
Net realized gain (loss)	1,747,448	(6,306,395)
Change in net unrealized appreciation (depreciation)	2,572,414	3,085,863
Net increase (decrease) in net assets resulting from operations	4,278,550	(3,178,990)
Distributions to shareholders from net investment income	(6,476)	(36,930)
Share transactions - net increase (decrease)	3,396,208	5,542,508
Redemption fees	34	4,036
Total increase (decrease) in net assets	7,668,316	2,330,624

Net Assets
Beginning of period	32,242,640	29,912,016
End of period (including accumulated net investment loss of $42,186 and undistributed net investment income of $5,602, respectively)	$ 39,910,956	$ 32,242,640

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 11.41	$ 15.89	$ 16.39	$ 16.62	$ 14.51
Income from Investment Operations
Net investment income (loss) E	- J	.04	.02	.02 H	(.04)	(.07)
Net realized and unrealized gain (loss)	1.33	(1.16)	(3.09)	1.83	(.07)	2.71
Total from investment operations	1.33	(1.12)	(3.07)	1.85	(.11)	2.64
Distributions from net investment income	-	(.03)	-	(.05)	-	-
Distributions from net realized gain	-	-	(1.41)	(2.30)	(.12)	(.53)
Total distributions	-	(.03)	(1.41)	(2.35)	(.12)	(.53)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.59	$ 10.26	$ 11.41	$ 15.89	$ 16.39	$ 16.62
Total Return B, C, D	12.96%	(9.81)%	(21.24)%	11.67%	(.69)%	18.85%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.62%	1.40%	1.42%	1.42%	1.47%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.44%
Expenses net of all reductions	1.38% A	1.40%	1.40%	1.39%	1.39%	1.42%
Net investment income (loss)	(.03)% A	.42%	.15%	.11% H	(.23)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,838	$ 13,010	$ 11,899	$ 19,708	$ 16,935	$ 17,887
Portfolio turnover rate G	124% A	99%	63%	164%	81%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 11.07	$ 15.47	$ 16.03	$ 16.29	$ 14.27
Income from Investment Operations
Net investment income (loss) E	(.02)	.01	(.01)	(.02) H	(.07)	(.11)
Net realized and unrealized gain (loss)	1.30	(1.12)	(3.00)	1.79	(.07)	2.66
Total from investment operations	1.28	(1.11)	(3.01)	1.77	(.14)	2.55
Distributions from net investment income	-	(.02)	-	(.03)	-	-
Distributions from net realized gain	-	-	(1.39)	(2.30)	(.12)	(.53)
Total distributions	-	(.02)	(1.39)	(2.33)	(.12)	(.53)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.22	$ 9.94	$ 11.07	$ 15.47	$ 16.03	$ 16.29
Total Return B, C, D	12.88%	(10.04)%	(21.41)%	11.43%	(.89)%	18.52%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.89%	1.64%	1.69%	1.69%	1.75%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.64%	1.65%	1.65%	1.69%
Expenses net of all reductions	1.64% A	1.65%	1.62%	1.61%	1.62%	1.67%
Net investment income (loss)	(.29)% A	.17%	(.08)%	(.10)% H	(.46)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,189	$ 6,738	$ 9,095	$ 14,787	$ 14,267	$ 16,782
Portfolio turnover rate G	124% A	99%	63%	164%	81%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 10.35	$ 14.56	$ 15.26	$ 15.60	$ 13.75
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.07)	(.10) H	(.15)	(.17)
Net realized and unrealized gain (loss)	1.21	(1.06)	(2.81)	1.70	(.07)	2.55
Total from investment operations	1.17	(1.09)	(2.88)	1.60	(.22)	2.38
Distributions from net realized gain	-	-	(1.33)	(2.30)	(.12)	(.53)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.43	$ 9.26	$ 10.35	$ 14.56	$ 15.26	$ 15.60
Total Return B, C, D	12.63%	(10.53)%	(21.80)%	10.82%	(1.45)%	17.97%
Ratios to Average Net Assets F, I
Expenses before reductions	2.30% A	2.38%	2.14%	2.20%	2.19%	2.24%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.14%	2.15%	2.15%	2.19%
Expenses net of all reductions	2.14% A	2.15%	2.14%	2.15%	2.14%	2.16%
Net investment income (loss)	(.79)% A	(.33)%	(.60)%	(.64)% H	(.98)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,411	$ 3,550	$ 5,090	$ 11,081	$ 14,088	$ 18,862
Portfolio turnover rate G	124% A	99%	63%	164%	81%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 10.37	$ 14.59	$ 15.28	$ 15.62	$ 13.77
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.07)	(.10) H	(.15)	(.17)
Net realized and unrealized gain (loss)	1.21	(1.07)	(2.81)	1.71	(.07)	2.55
Total from investment operations	1.17	(1.10)	(2.88)	1.61	(.22)	2.38
Distributions from net realized gain	-	-	(1.34)	(2.30)	(.12)	(.53)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.44	$ 9.27	$ 10.37	$ 14.59	$ 15.28	$ 15.62
Total Return B, C, D	12.62%	(10.61)%	(21.77)%	10.88%	(1.45)%	17.94%
Ratios to Average Net Assets F, I
Expenses before reductions	2.22% A	2.38%	2.15%	2.16%	2.12%	2.17%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.12%	2.17%
Expenses net of all reductions	2.14% A	2.15%	2.14%	2.15%	2.12%	2.14%
Net investment income (loss)	(.79)% A	(.33)%	(.60)%	(.64)% H	(.95)%	(1.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,439	$ 2,955	$ 3,430	$ 8,051	$ 7,160	$ 8,505
Portfolio turnover rate G	124% A	99%	63%	164%	81%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 11.84	$ 16.41	$ 16.82	$ 17.01	$ 14.81
Income from Investment Operations
Net investment income (loss) D	.01	.06	.06	.06 G	- I	(.03)
Net realized and unrealized gain (loss)	1.39	(1.20)	(3.22)	1.89	(.07)	2.76
Total from investment operations	1.40	(1.14)	(3.16)	1.95	(.07)	2.73
Distributions from net investment income	(.01)	(.04)	-	(.06)	-	-
Distributions from net realized gain	-	-	(1.41)	(2.30)	(.12)	(.53)
Total distributions	(.01)	(.04)	(1.41)	(2.36)	(.12)	(.53)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.05	$ 10.66	$ 11.84	$ 16.41	$ 16.82	$ 17.01
Total Return B, C	13.16%	(9.59)%	(21.09)%	12.04%	(.44)%	19.08%
Ratios to Average Net Assets E, H
Expenses before reductions	1.17% A	1.15%	1.14%	1.15%	1.18%	1.26%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.14%	1.15%	1.15%	1.20%
Expenses net of all reductions	1.13% A	1.15%	1.14%	1.14%	1.14%	1.17%
Net investment income (loss)	.22% A	.67%	.40%	.36% G	.02%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,033	$ 5,990	$ 398	$ 1,385	$ 1,144	$ 1,371
Portfolio turnover rate F	124% A	99%	63%	164%	81%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Consumer Discretionary

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,075,559
Gross unrealized depreciation	(3,038,348)
Net unrealized appreciation (depreciation)	$ 1,037,211

Tax cost	$ 41,176,553

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $26,143,749 and $22,890,760, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 18,889	$ -
Class T	.25%	.25%	18,156	-
Class B	.75%	.25%	18,328	13,765
Class C	.75%	.25%	26,808	3,633
			$ 82,181	$ 17,398

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,495
Class T	780
Class B*	2,669
Class C*	235
$ 8,179

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26,127.35
Class T	13,219.36
Class B	6,428.35
Class C	8,165.31
Institutional Class	7,592.23
	$ 61,531

* Annualized

Consumer Discretionary

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $581 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $71 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,884.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 9,971
Class T	1.65%	5,617
Class B	2.15%	2,652
Class C	2.15%	1,727
Institutional Class	1.15%	634
		$ 20,601

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,482 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ -	$ 24,249
Class T	-	11,523
Institutional Class	6,476	1,158
Total	$ 6,476	$ 36,930

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	241,161	816,977	$ 2,734,298	$ 7,713,175
Reinvestment of distributions	-	2,650	-	22,145
Shares redeemed	(143,448)	(593,853)	(1,640,927)	(5,358,348)
Net increase (decrease)	97,713	225,774	$ 1,093,371	$ 2,376,972
Class T
Shares sold	29,397	78,811	$ 320,970	$ 695,608
Reinvestment of distributions	-	1,356	-	11,014
Shares redeemed	(66,582)	(223,538)	(736,980)	(1,973,930)
Net increase (decrease)	(37,185)	(143,371)	$ (416,010)	$ (1,267,308)
Class B
Shares sold	20,408	72,993	$ 206,034	$ 620,027
Reinvestment of distributions	-	-	-	-
Shares redeemed	(76,644)	(181,364)	(783,193)	(1,535,455)
Net increase (decrease)	(56,236)	(108,371)	$ (577,159)	$ (915,428)
Class C
Shares sold	331,567	90,426	$ 3,340,053	$ 763,994
Reinvestment of distributions	-	-	-	-
Shares redeemed	(33,594)	(102,729)	(336,022)	(841,041)
Net increase (decrease)	297,973	(12,303)	$ 3,004,031	$ (77,047)
Institutional Class
Shares sold	100,845	581,111	$ 1,182,890	$ 5,891,294
Reinvestment of distributions	555	104	6,322	903
Shares redeemed	(79,651)	(52,903)	(897,237)	(466,878)
Net increase (decrease)	21,749	528,312	$ 291,975	$ 5,425,319

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Consumer Discretionary

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,053.90	$ 7.25
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,052.40	$ 8.54
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,050.10	$ 11.11
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,050.20	$ 11.11
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,055.30	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Electronics

Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	23.6	23.5
Texas Instruments, Inc.	6.5	9.3
Applied Materials, Inc.	5.5	6.0
Micron Technology, Inc.	4.6	3.1
Marvell Technology Group Ltd.	4.5	3.4
Fairchild Semiconductor International, Inc.	3.0	1.9
Altera Corp.	2.9	0.2
Xilinx, Inc.	2.7	1.5
NVIDIA Corp.	2.6	1.9
Amkor Technology, Inc.	2.3	1.7
	58.2
Top Industries (% of fund's net assets)
As of January 31, 2010
Semiconductors & Semiconductor Equipment	88.4%
Electronic Equipment & Components	3.5%
Computers & Peripherals	2.6%
Communications Equipment	2.2%
Electrical Equipment	0.5%
All Others*	2.8%

As of July 31, 2009
Semiconductors & Semiconductor Equipment	85.3%
Electronic Equipment & Components	3.8%
Computers & Peripherals	3.2%
Communications Equipment	1.8%
Electrical Equipment	0.4%
All Others*	5.5%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.2%
Communications Equipment - 2.2%
QUALCOMM, Inc.	8,976	$ 351,769
COMPUTERS & PERIPHERALS - 2.6%
Computer Hardware - 0.5%
Dell, Inc. (a)	3,600	46,440
Hewlett-Packard Co.	725	34,126
		80,566
Computer Storage & Peripherals - 2.1%
SanDisk Corp. (a)	4,000	101,680
Seagate Technology	9,100	152,243
Western Digital Corp. (a)	2,000	75,980
		329,903
TOTAL COMPUTERS & PERIPHERALS		410,469
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Motech Industries, Inc.	1	4
SunPower Corp. Class B (a)	3,400	63,138
		63,142
ELECTRONIC EQUIPMENT & COMPONENTS - 3.5%
Electronic Components - 0.1%
Vishay Intertechnology, Inc. (a)	2,999	22,612
Electronic Manufacturing Services - 2.8%
Benchmark Electronics, Inc. (a)	4,565	83,174
DDi Corp. (a)	14,342	61,814
Flextronics International Ltd. (a)	33,100	209,854
Jabil Circuit, Inc.	2,346	33,970
Tyco Electronics Ltd.	2,200	54,736
		443,548
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	1,600	42,032
Avnet, Inc. (a)	2,069	54,704
		96,736
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		562,896
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 88.4%
Semiconductor Equipment - 17.9%
Advanced Energy Industries, Inc. (a)	200	2,624
Aixtron AG	1,700	51,139
Amkor Technology, Inc. (a)(c)	64,567	367,386
Applied Materials, Inc.	71,400	869,652
ASM International NV (NASDAQ) (a)	2,500	57,350
ASML Holding NV (NY Shares)	5,430	169,688
ATMI, Inc. (a)	1,200	20,136

	Shares	Value
Brooks Automation, Inc. (a)	300	$ 2,502
Cabot Microelectronics Corp. (a)	100	3,515
Cohu, Inc.	100	1,295
Cymer, Inc. (a)	3,100	97,247
Entegris, Inc. (a)	6,561	23,882
KLA-Tencor Corp.	2,930	82,626
Kulicke & Soffa Industries, Inc. (a)	17,066	78,674
Lam Research Corp. (a)	9,390	309,964
LTX-Credence Corp. (a)	2,444	6,134
Mattson Technology, Inc. (a)	8,330	27,489
MEMC Electronic Materials, Inc. (a)	15,936	200,475
Novellus Systems, Inc. (a)	1,000	20,900
Teradyne, Inc. (a)(c)	11,700	109,278
Tessera Technologies, Inc. (a)	4,446	76,338
Ultratech, Inc. (a)	200	2,728
Varian Semiconductor Equipment Associates, Inc. (a)	5,600	164,248
Verigy Ltd. (a)	7,800	84,552
		2,829,822
Semiconductors - 70.5%
Actel Corp. (a)	100	1,102
Advanced Analogic Technologies, Inc. (a)	12,088	40,374
Advanced Micro Devices, Inc. (a)	10,200	76,092
Altera Corp.	21,538	459,190
Analog Devices, Inc.	1,610	43,406
Applied Micro Circuits Corp. (a)	11,878	87,066
ARM Holdings PLC sponsored ADR	6,100	55,327
Atheros Communications, Inc. (a)	2,078	66,641
Atmel Corp. (a)	66,571	308,889
AuthenTec, Inc. (a)	17,100	43,776
Avago Technologies Ltd.	17,000	295,460
Broadcom Corp. Class A (a)	11,640	311,021
Cypress Semiconductor Corp. (a)	1,300	13,065
Diodes, Inc. (a)	200	3,336
DSP Group, Inc. (a)	200	1,378
Exar Corp. (a)	200	1,406
Fairchild Semiconductor International, Inc. (a)	52,804	474,180
Himax Technologies, Inc. sponsored ADR	17,500	51,975
Integrated Device Technology, Inc. (a)	14,200	80,514
Intel Corp.	192,558	3,735,624
International Rectifier Corp. (a)	7,263	131,025
Intersil Corp. Class A	17,860	240,574
Linear Technology Corp.	400	10,440
LSI Corp. (a)	17,338	86,517
Marvell Technology Group Ltd. (a)	40,764	710,517
Maxim Integrated Products, Inc.	400	6,992
Micron Technology, Inc. (a)	83,292	726,306
Microsemi Corp. (a)	6,466	96,602
Monolithic Power Systems, Inc. (a)	3,668	75,634
National Semiconductor Corp.	20,268	268,754
NVIDIA Corp. (a)	26,980	415,222
O2Micro International Ltd. sponsored ADR (a)	3,100	14,539
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Omnivision Technologies, Inc. (a)	6,200	$ 79,980
ON Semiconductor Corp. (a)	31,104	224,260
PMC-Sierra, Inc. (a)	7,200	57,240
RF Micro Devices, Inc. (a)	8,300	31,955
Samsung Electronics Co. Ltd.	129	87,269
Silicon Storage Technology, Inc. (a)	500	1,335
Skyworks Solutions, Inc. (a)	8,450	107,231
Standard Microsystems Corp. (a)	4,617	92,109
STATS ChipPAC Ltd. (a)	50,000	37,689
Texas Instruments, Inc.	45,677	1,027,733
Volterra Semiconductor Corp. (a)	2,300	44,827
Xilinx, Inc.	18,200	429,156
Zoran Corp. (a)	900	9,873
		11,163,601
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		13,993,423
TOTAL COMMON STOCKS (Cost $16,956,662)		15,381,700
Convertible Bonds - 0.1%
Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $10,000)	$ 10,000	10,435
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (d)	153,318	$ 153,318
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	111,750	111,750
TOTAL MONEY MARKET FUNDS (Cost $265,068)		265,068
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $17,231,730)	15,657,203
NET OTHER ASSETS - 1.1%	179,567
NET ASSETS - 100%	$ 15,836,770
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 366
Fidelity Securities Lending Cash Central Fund	105
Total	$ 471
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 15,381,700	$ 15,330,560	$ 51,139	$ 1
Convertible Bonds	10,435	-	10,435	-
Money Market Funds	265,068	265,068	-	-
Total Investments in Securities	$ 15,657,203	$ 15,595,628	$ 61,574	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(23,884)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	23,885
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ (23,884)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.1%
Bermuda	4.5%
Singapore	3.9%
Netherlands	1.5%
Cayman Islands	1.4%
Others (individually less than 1%)	1.6%
100.0%
Income Tax Information

At July 31, 2009, the fund had a capital loss carryforward of approximately $12,832,682 of which $4,774,109, $2,265,871, $279,201, $310,663 and $5,202,838 will expire on July 31, 2011, 2012, 2013, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $2,011,669 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Electronics

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $106,820) - See accompanying schedule: Unaffiliated issuers (cost $16,966,662)	$ 15,392,135
Fidelity Central Funds (cost $265,068)	265,068
Total Investments (cost $17,231,730)		$ 15,657,203
Cash		22,559
Receivable for investments sold		706,826
Receivable for fund shares sold		49,440
Dividends receivable		6,161
Interest receivable		139
Distributions receivable from Fidelity Central Funds		54
Prepaid expenses		58
Receivable from investment adviser for expense reductions		4,005
Other receivables		217
Total assets		16,446,662

Liabilities
Payable for investments purchased	$ 420,105
Payable for fund shares redeemed	32,195
Accrued management fee	8,094
Distribution fees payable	7,800
Other affiliated payables	5,199
Other payables and accrued expenses	24,749
Collateral on securities loaned, at value	111,750
Total liabilities		609,892

Net Assets		$ 15,836,770
Net Assets consist of:
Paid in capital		$ 31,454,091
Accumulated net investment loss		(26,904)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,015,900)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,574,517)
Net Assets		$ 15,836,770

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,102,608 ÷ 882,468 shares)	$ 6.92

Maximum offering price per share (100/94.25 of $6.92)	$ 7.34
Class T: Net Asset Value and redemption price per share ($4,589,510 ÷ 676,097 shares)	$ 6.79

Maximum offering price per share (100/96.50 of $6.79)	$ 7.04
Class B: Net Asset Value and offering price per share ($1,181,878 ÷ 181,848 shares) A	$ 6.50

Class C: Net Asset Value and offering price per share ($3,416,900 ÷ 526,329 shares) A	$ 6.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($545,874 ÷ 76,984 shares)	$ 7.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Electronics

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 92,148
Interest		8,895
Income from Fidelity Central Funds		471
Total income		101,514

Expenses
Management fee	$ 43,848
Transfer agent fees	28,414
Distribution fees	42,579
Accounting and security lending fees	3,060
Custodian fees and expenses	13,589
Independent trustees' compensation	45
Registration fees	42,191
Audit	21,821
Legal	91
Miscellaneous	120
Total expenses before reductions	195,758
Expense reductions	(64,031)	131,727
Net investment income (loss)		(30,213)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,334,374
Foreign currency transactions	(308)
Total net realized gain (loss)		1,334,066
Change in net unrealized appreciation (depreciation) on: Investment securities	(657,177)
Assets and liabilities in foreign currencies	27
Total change in net unrealized appreciation (depreciation)		(657,150)
Net gain (loss)		676,916
Net increase (decrease) in net assets resulting from operations		$ 646,703

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (30,213)	$ 34,721
Net realized gain (loss)	1,334,066	(3,412,258)
Change in net unrealized appreciation (depreciation)	(657,150)	2,662,881
Net increase (decrease) in net assets resulting from operations	646,703	(714,656)
Distributions to shareholders from net investment income	(30,683)	-
Share transactions - net increase (decrease)	1,011,639	612,433
Redemption fees	917	572
Total increase (decrease) in net assets	1,628,576	(101,651)

Net Assets
Beginning of period	14,208,194	14,309,845
End of period (including accumulated net investment loss of $26,904 and undistributed net investment income of $33,992, respectively)	$ 15,836,770	$ 14,208,194

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.59	$ 6.79	$ 9.11	$ 7.38	$ 8.04	$ 6.58
Income from Investment Operations
Net investment income (loss) E	- I	.04	- I	(.03)	(.04)	(.07)
Net realized and unrealized gain (loss)	.36	(.24)	(2.32)	1.76	(.62)	1.53
Total from investment operations	.36	(.20)	(2.32)	1.73	(.66)	1.46
Distributions from net investment income	(.03)	-	-	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.92	$ 6.59	$ 6.79	$ 9.11	$ 7.38	$ 8.04
Total Return B, C, D	5.39%	(2.95)%	(25.47)%	23.44%	(8.21)%	22.19%
Ratios to Average Net Assets F, H
Expenses before reductions	2.20% A	2.44%	1.72%	1.60%	1.50%	1.59%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.45%
Expenses net of all reductions	1.39% A	1.40%	1.39%	1.38%	1.36%	1.38%
Net investment income (loss)	(.09)% A	.69%	(.02)%	(.35)%	(.52)%	(.96)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,103	$ 5,433	$ 3,970	$ 7,551	$ 7,916	$ 11,397
Portfolio turnover rate G	74% A	92%	93%	97%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.46	$ 6.67	$ 8.98	$ 7.29	$ 7.96	$ 6.53
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	(.02)	(.05)	(.06)	(.08)
Net realized and unrealized gain (loss)	.35	(.23)	(2.29)	1.74	(.61)	1.51
Total from investment operations	.34	(.21)	(2.31)	1.69	(.67)	1.43
Distributions from net investment income	(.01)	-	-	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.79	$ 6.46	$ 6.67	$ 8.98	$ 7.29	$ 7.96
Total Return B, C, D	5.24%	(3.15)%	(25.72)%	23.18%	(8.42)%	21.90%
Ratios to Average Net Assets F, H
Expenses before reductions	2.49% A	2.77%	2.02%	1.89%	1.82%	1.89%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.69%
Expenses net of all reductions	1.64% A	1.65%	1.64%	1.64%	1.61%	1.61%
Net investment income (loss)	(.34)% A	.44%	(.27)%	(.60)%	(.77)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,590	$ 4,195	$ 4,635	$ 8,103	$ 9,048	$ 12,085
Portfolio turnover rate G	74% A	92%	93%	97%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.19	$ 6.43	$ 8.70	$ 7.10	$ 7.78	$ 6.42
Income from Investment Operations
Net investment income (loss) E	(.03)	- I	(.06)	(.09)	(.10)	(.12)
Net realized and unrealized gain (loss)	.34	(.24)	(2.21)	1.69	(.58)	1.48
Total from investment operations	.31	(.24)	(2.27)	1.60	(.68)	1.36
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.50	$ 6.19	$ 6.43	$ 8.70	$ 7.10	$ 7.78
Total Return B, C, D	5.01%	(3.73)%	(26.09)%	22.54%	(8.74)%	21.18%
Ratios to Average Net Assets F, H
Expenses before reductions	2.96% A	3.22%	2.48%	2.36%	2.29%	2.41%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.21%
Expenses net of all reductions	2.14% A	2.15%	2.14%	2.13%	2.11%	2.13%
Net investment income (loss)	(.84)% A	(.06)%	(.77)%	(1.10)%	(1.27)%	(1.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,182	$ 1,197	$ 2,027	$ 4,572	$ 6,123	$ 8,963
Portfolio turnover rate G	74% A	92%	93%	97%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.18	$ 6.42	$ 8.69	$ 7.09	$ 7.77	$ 6.41
Income from Investment Operations
Net investment income (loss) E	(.03)	- I	(.06)	(.09)	(.10)	(.11)
Net realized and unrealized gain (loss)	.34	(.24)	(2.21)	1.69	(.58)	1.47
Total from investment operations	.31	(.24)	(2.27)	1.60	(.68)	1.36
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.49	$ 6.18	$ 6.42	$ 8.69	$ 7.09	$ 7.77
Total Return B, C, D	5.02%	(3.74)%	(26.12)%	22.57%	(8.75)%	21.22%
Ratios to Average Net Assets F, H
Expenses before reductions	2.96% A	3.21%	2.47%	2.34%	2.26%	2.31%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.18%
Expenses net of all reductions	2.14% A	2.15%	2.14%	2.13%	2.11%	2.11%
Net investment income (loss)	(.84)% A	(.06)%	(.77)%	(1.10)%	(1.27)%	(1.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,417	$ 3,016	$ 3,325	$ 8,389	$ 7,009	$ 11,058
Portfolio turnover rate G	74% A	92%	93%	97%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.75	$ 6.94	$ 9.30	$ 7.51	$ 8.15	$ 6.65
Income from Investment Operations
Net investment income (loss) D	.01	.05	.02	(.01)	(.02)	(.05)
Net realized and unrealized gain (loss)	.36	(.24)	(2.38)	1.80	(.62)	1.55
Total from investment operations	.37	(.19)	(2.36)	1.79	(.64)	1.50
Distributions from net investment income	(.03)	-	-	-	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 7.09	$ 6.75	$ 6.94	$ 9.30	$ 7.51	$ 8.15
Total Return B, C	5.53%	(2.74)%	(25.38)%	23.83%	(7.85)%	22.56%
Ratios to Average Net Assets E, G
Expenses before reductions	1.90% A	2.16%	1.47%	1.26%	1.11%	1.16%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.11%	1.16%
Expenses net of all reductions	1.14% A	1.15%	1.14%	1.13%	1.07%	1.08%
Net investment income (loss)	.16% A	.94%	.23%	(.10)%	(.23)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 546	$ 367	$ 353	$ 730	$ 750	$ 899
Portfolio turnover rate F	74% A	92%	93%	97%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Electronics

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,436,991
Gross unrealized depreciation	(3,447,335)
Net unrealized appreciation (depreciation)	$ (2,010,344)

Tax cost	$ 17,667,547

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,717,847 and $5,527,983, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 7,409	$ 82
Class T	.25%	.25%	11,400	6
Class B	.75%	.25%	6,504	4,883
Class C	.75%	.25%	17,266	1,837
			$ 42,579	$ 6,808

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,287
Class T	2,124
Class B*	681
Class C*	45
$ 6,137

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,462.35
Class T	8,848.39
Class B	2,318.36
Class C	6,119.36
Institutional Class	667.30
	$ 28,414

* Annualized

Electronics

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $640 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $105.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 23,542
Class T	1.65%	18,999
Class B	2.15%	5,257
Class C	2.15%	13,869
Institutional Class	1.15%	1,667
		$ 63,334

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $697 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 22,913	$ -
Class T	5,704	-
Institutional Class	2,066	-
Total	$ 30,683	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	279,559	454,229	$ 1,993,246	$ 2,515,743
Reinvestment of distributions	3,053	-	21,642	-
Shares redeemed	(224,975)	(214,204)	(1,565,055)	(1,126,041)
Net increase (decrease)	57,637	240,025	$ 449,833	$ 1,389,702
Class T
Shares sold	103,904	211,424	$ 734,159	$ 1,046,750
Reinvestment of distributions	793	-	5,519	-
Shares redeemed	(78,198)	(256,279)	(531,335)	(1,247,787)
Net increase (decrease)	26,499	(44,855)	$ 208,343	$ (201,037)
Class B
Shares sold	39,310	57,656	$ 264,373	$ 278,136
Reinvestment of distributions	-	-	-	-
Shares redeemed	(50,749)	(179,676)	(336,375)	(832,636)
Net increase (decrease)	(11,439)	(122,020)	$ (72,002)	$ (554,500)
Class C
Shares sold	122,424	132,135	$ 809,122	$ 684,005
Reinvestment of distributions	-	-	-	-
Shares redeemed	(83,854)	(162,035)	(555,026)	(721,474)
Net increase (decrease)	38,570	(29,900)	$ 254,096	$ (37,469)
Institutional Class
Shares sold	41,795	29,924	$ 306,563	$ 158,084
Reinvestment of distributions	194	-	1,410	-
Shares redeemed	(19,426)	(26,319)	(136,604)	(142,347)
Net increase (decrease)	22,563	3,605	$ 171,369	$ 15,737

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Electronics

Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.22%
Actual		$ 1,000.00	$ 1,120.40	$ 6.52
Hypothetical A		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.42%
Actual		$ 1,000.00	$ 1,119.00	$ 7.58
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.22
Class B	1.98%
Actual		$ 1,000.00	$ 1,116.00	$ 10.56
Hypothetical A		$ 1,000.00	$ 1,015.22	$ 10.06
Class C	1.95%
Actual		$ 1,000.00	$ 1,116.00	$ 10.40
Hypothetical A		$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,121.90	$ 4.81
Hypothetical A		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	6.9	5.8
XTO Energy, Inc.	6.0	0.0
Southwestern Energy Co.	5.2	4.9
Occidental Petroleum Corp.	5.2	6.2
BJ Services Co.	4.0	2.3
Petrohawk Energy Corp.	3.7	4.0
Anadarko Petroleum Corp.	3.5	1.8
Transocean Ltd.	3.4	3.8
Alpha Natural Resources, Inc.	3.1	0.5
Noble Corp.	3.1	3.3
	44.1
Top Industries (% of fund's net assets)
As of January 31, 2010
Oil, Gas & Consumable Fuels	57.5%
Energy Equipment & Services	37.2%
Electrical Equipment	2.2%
Construction & Engineering	0.7%
Gas Utilities	0.6%
All Others*	1.8%

As of July 31, 2009
Oil, Gas & Consumable Fuels	58.0%
Energy Equipment & Services	37.0%
Electrical Equipment	3.1%
Gas Utilities	1.1%
Construction & Engineering	0.5%
All Others*	0.3%

* Includes short-term investments and net other assets.

Energy

Advisor Energy Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 0.1%
Commodity Chemicals - 0.1%
STR Holdings, Inc.	20,500	$ 341,940
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	127,700	4,825,783
ELECTRICAL EQUIPMENT - 2.2%
Electrical Components & Equipment - 2.1%
centrotherm photovoltaics AG (a)	25,223	1,406,388
First Solar, Inc. (a)(c)	49,700	5,631,010
JA Solar Holdings Co. Ltd. ADR (a)(c)	854,495	3,674,329
SunPower Corp.:
Class A (a)	22,200	452,658
Class B (a)	153,700	2,854,209
		14,018,594
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	12,700	667,951
TOTAL ELECTRICAL EQUIPMENT		14,686,545
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	21,147	1,301,386
ENERGY EQUIPMENT & SERVICES - 37.2%
Oil & Gas Drilling - 12.1%
Atwood Oceanics, Inc. (a)	31,346	1,050,718
Diamond Offshore Drilling, Inc.	100	9,153
Ensco International Ltd. ADR	89,000	3,473,670
Helmerich & Payne, Inc.	226,353	9,468,346
Hercules Offshore, Inc. (a)	164,594	641,917
Nabors Industries Ltd. (a)	660,322	14,725,181
Noble Corp.	504,343	20,335,110
Northern Offshore Ltd. (a)	1,086,500	1,879,220
Patterson-UTI Energy, Inc.	116,517	1,789,701
Pride International, Inc. (a)	131,287	3,886,095
Transocean Ltd. (a)	260,864	22,105,615
		79,364,726
Oil & Gas Equipment & Services - 25.1%
Baker Hughes, Inc.	107,890	4,885,259
Basic Energy Services, Inc. (a)	28,240	265,174
BJ Services Co.	1,276,350	26,382,155
Cameron International Corp. (a)	20,200	760,732
Complete Production Services, Inc. (a)	44,054	551,997
Core Laboratories NV	23,200	2,713,240
Dresser-Rand Group, Inc. (a)	35,900	1,061,922
Global Industries Ltd. (a)	318,103	2,217,178
Halliburton Co.	391,860	11,446,231
Helix Energy Solutions Group, Inc. (a)	69,700	739,517
Key Energy Services, Inc. (a)	73,600	711,712
National Oilwell Varco, Inc.	492,257	20,133,311
Newpark Resources, Inc. (a)	19,781	78,926

	Shares	Value
Oceaneering International, Inc. (a)	89,300	$ 4,884,710
Oil States International, Inc. (a)	25,900	954,156
Schlumberger Ltd.	711,300	45,139,096
Smith International, Inc.	461,511	13,993,014
Superior Energy Services, Inc. (a)	184,784	4,244,488
Superior Well Services, Inc. (a)	8,700	137,721
TSC Offshore Group Ltd. (a)	1,705,000	562,188
Weatherford International Ltd. (a)	1,243,964	19,505,356
Willbros Group, Inc. (a)	200,494	3,065,553
		164,433,636
TOTAL ENERGY EQUIPMENT & SERVICES		243,798,362
GAS UTILITIES - 0.6%
Gas Utilities - 0.6%
Questar Corp.	81,700	3,388,916
Zhongyu Gas Holdings Ltd. (a)	6,538,000	665,257
		4,054,173
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Teck Resources Ltd. Class B (sub. vtg.) (a)	46,300	1,515,910
OIL, GAS & CONSUMABLE FUELS - 57.5%
Coal & Consumable Fuels - 10.3%
Alpha Natural Resources, Inc. (a)	505,964	20,547,198
Arch Coal, Inc.	654,485	13,789,999
Centennial Coal Co. Ltd.	229,855	741,860
Cloud Peak Energy, Inc.	111,100	1,500,961
CONSOL Energy, Inc.	215,713	10,054,383
Massey Energy Co.	525,723	20,250,850
PT Bumi Resources Tbk	2,851,800	754,889
SouthGobi Energy Resources Ltd. (a)(d)	3,900	57,809
		67,697,949
Integrated Oil & Gas - 11.8%
BG Group PLC	109,801	2,018,497
BP PLC sponsored ADR	227,500	12,767,300
Chevron Corp.	18,400	1,327,008
ConocoPhillips	1,946	93,408
Hess Corp.	1,253	72,411
Marathon Oil Corp.	677,253	20,188,912
Occidental Petroleum Corp.	433,179	33,935,243
Royal Dutch Shell PLC Class A sponsored ADR	120,700	6,685,573
		77,088,352
Oil & Gas Exploration & Production - 33.4%
Anadarko Petroleum Corp.	355,484	22,672,770
Apache Corp.	120,100	11,862,277
Arena Resources, Inc. (a)	86,690	3,323,695
Berry Petroleum Co. Class A	36,900	999,252
Brigham Exploration Co. (a)	118,700	1,547,848
Cabot Oil & Gas Corp.	437,702	16,750,856
Canadian Natural Resources Ltd.	94,300	6,018,867
Comstock Resources, Inc. (a)	181,611	7,081,013
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Denbury Resources, Inc. (a)	132,543	$ 1,795,958
EOG Resources, Inc.	58,984	5,333,333
EXCO Resources, Inc.	737,426	12,934,452
Mariner Energy, Inc. (a)	1,000	14,450
Newfield Exploration Co. (a)	160,050	7,832,847
Niko Resources Ltd.	16,500	1,523,623
OPTI Canada, Inc. (a)	144,200	260,269
Painted Pony Petroleum Ltd. Class A (a)	123,500	808,473
Petrobank Energy & Resources Ltd. (a)	25,100	1,240,094
Petrohawk Energy Corp. (a)	1,079,362	24,102,153
Range Resources Corp.	80,784	3,716,064
Southwestern Energy Co. (a)	793,800	34,038,144
Ultra Petroleum Corp. (a)	109,700	5,039,618
Whiting Petroleum Corp. (a)	160,610	10,690,202
XTO Energy, Inc.	886,510	39,511,751
		219,098,009
Oil & Gas Refining & Marketing - 2.0%
Frontier Oil Corp.	413,223	5,148,759
Tesoro Corp.	43,800	547,500
Valero Energy Corp.	311,263	5,733,464
World Fuel Services Corp.	65,800	1,581,174
		13,010,897
TOTAL OIL, GAS & CONSUMABLE FUELS		376,895,207
TOTAL COMMON STOCKS (Cost $592,917,240)		647,419,306
Convertible Bonds - 0.0%
Principal Amount
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $320,000)	$ 320,000	333,920
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (e)	6,539,112	$ 6,539,112
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	7,690,800	7,690,800
TOTAL MONEY MARKET FUNDS (Cost $14,229,912)		14,229,912
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $607,467,152)		661,983,138
NET OTHER ASSETS - (0.9)%		(6,000,008)
NET ASSETS - 100%		$ 655,983,130
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,809 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,509
Fidelity Securities Lending Cash Central Fund	112,477
Total	$ 118,986
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 647,419,306	$ 641,447,250	$ 5,972,056	$ -
Convertible Bonds	333,920	-	333,920	-
Money Market Funds	14,229,912	14,229,912	-	-
Total Investments in Securities	$ 661,983,138	$ 655,677,162	$ 6,305,976	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.4%
Switzerland	9.5%
Netherlands Antilles	6.9%
United Kingdom	3.8%
Canada	2.4%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $106,222,894 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $79,621,140 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,339,680) - See accompanying schedule: Unaffiliated issuers (cost $593,237,240)	$ 647,753,226
Fidelity Central Funds (cost $14,229,912)	14,229,912
Total Investments (cost $607,467,152)		$ 661,983,138
Receivable for investments sold		8,295,777
Receivable for fund shares sold		977,238
Dividends receivable		39,183
Interest receivable		4,433
Distributions receivable from Fidelity Central Funds		12,817
Prepaid expenses		2,376
Other receivables		13,204
Total assets		671,328,166

Liabilities
Payable for investments purchased	$ 4,371,864
Payable for fund shares redeemed	2,424,797
Accrued management fee	334,493
Distribution fees payable	301,722
Other affiliated payables	192,130
Other payables and accrued expenses	29,230
Collateral on securities loaned, at value	7,690,800
Total liabilities		15,345,036

Net Assets		$ 655,983,130
Net Assets consist of:
Paid in capital		$ 776,128,124
Accumulated net investment loss		(1,337,581)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(173,324,766)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		54,517,353
Net Assets		$ 655,983,130

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($238,741,741 ÷ 8,253,667 shares)	$ 28.93

Maximum offering price per share (100/94.25 of $28.93)	$ 30.69
Class T: Net Asset Value and redemption price per share ($245,561,310 ÷ 8,290,993 shares)	$ 29.62

Maximum offering price per share (100/96.50 of $29.62)	$ 30.69
Class B: Net Asset Value and offering price per share ($50,206,748 ÷ 1,837,766 shares)A	$ 27.32

Class C: Net Asset Value and offering price per share ($97,944,474 ÷ 3,559,909 shares)A	$ 27.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,528,857 ÷ 781,660 shares)	$ 30.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Energy Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,320,774
Interest		7,599
Income from Fidelity Central Funds		118,986
Total income		3,447,359

Expenses
Management fee	$ 1,856,811
Transfer agent fees	1,022,638
Distribution fees	1,677,663
Accounting and security lending fees	130,603
Custodian fees and expenses	16,877
Independent trustees' compensation	1,984
Registration fees	64,316
Audit	28,111
Legal	2,329
Miscellaneous	5,621
Total expenses before reductions	4,806,953
Expense reductions	(22,121)	4,784,832
Net investment income (loss)		(1,337,473)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,019,719
Foreign currency transactions	(65,889)
Total net realized gain (loss)		34,953,830
Change in net unrealized appreciation (depreciation) on: Investment securities	36,284,116
Assets and liabilities in foreign currencies	1,309
Total change in net unrealized appreciation (depreciation)		36,285,425
Net gain (loss)		71,239,255
Net increase (decrease) in net assets resulting from operations		$ 69,901,782

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,337,473)	$ (2,256,368)
Net realized gain (loss)	34,953,830	(205,660,800)
Change in net unrealized appreciation (depreciation)	36,285,425	(183,346,614)
Net increase (decrease) in net assets resulting from operations	69,901,782	(391,263,782)
Distributions to shareholders from net realized gain	-	(137,595,735)
Share transactions - net increase (decrease)	(7,985,447)	82,598,513
Redemption fees	19,549	78,335
Total increase (decrease) in net assets	61,935,884	(446,182,669)

Net Assets
Beginning of period	594,047,246	1,040,229,915
End of period (including accumulated net investment loss of $1,337,581 and accumulated net investment loss of $108, respectively)	$ 655,983,130	$ 594,047,246

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 25.82	$ 50.24	$ 48.28	$ 46.39	$ 40.93	$ 29.12
Income from Investment Operations
Net investment income (loss)E	(.02)	(.04)	(.17)	(.02) H	(.04)	.06
Net realized and unrealized gain (loss)	3.13	(17.48)	5.59	8.42	12.30	12.21
Total from investment operations	3.11	(17.52)	5.42	8.40	12.26	12.27
Distributions from net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	-	(6.90)	(3.46)	(6.51)	(6.81)	(.41)
Total distributions	-	(6.90)	(3.46)	(6.51)	(6.81)	(.47)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 28.93	$ 25.82	$ 50.24	$ 48.28	$ 46.39	$ 40.93
Total Return B,C,D	12.04%	(38.86)%	11.52%	22.08%	32.90%	42.69%
Ratios to Average Net Assets F,I
Expenses before reductions	1.22% A	1.22%	1.14%	1.19%	1.21%	1.25%
Expenses net of fee waivers, if any	1.22% A	1.22%	1.14%	1.19%	1.21%	1.25%
Expenses net of all reductions	1.21% A	1.21%	1.14%	1.19%	1.17%	1.19%
Net investment income (loss)	(.17)% A	(.14)%	(.32)%	(.05)% H	(.09)%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 238,742	$ 216,595	$ 355,200	$ 268,108	$ 204,391	$ 90,342
Portfolio turnover rate G	83% A	148%	90%	80%	139%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 26.47	$ 51.40	$ 49.26	$ 47.18	$ 41.46	$ 29.52
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.29)	(.11) H	(.13)	- J
Net realized and unrealized gain (loss)	3.21	(17.93)	5.72	8.61	12.49	12.37
Total from investment operations	3.15	(18.03)	5.43	8.50	12.36	12.37
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	(6.90)	(3.29)	(6.42)	(6.65)	(.41)
Total distributions	-	(6.90)	(3.29)	(6.42)	(6.65)	(.44)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 29.62	$ 26.47	$ 51.40	$ 49.26	$ 47.18	$ 41.46
Total Return B,C,D	11.90%	(38.99)%	11.27%	21.84%	32.60%	42.41%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.45%	1.36%	1.40%	1.42%	1.44%
Expenses net of fee waivers, if any	1.42% A	1.45%	1.36%	1.40%	1.42%	1.44%
Expenses net of all reductions	1.41% A	1.45%	1.35%	1.39%	1.38%	1.39%
Net investment income (loss)	(.37)% A	(.38)%	(.54)%	(.26)% H	(.29)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,561	$ 224,376	$ 407,784	$ 382,222	$ 362,272	$ 280,820
Portfolio turnover rate G	83% A	148%	90%	80%	139%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 24.48	$ 48.35	$ 46.64	$ 45.10	$ 39.89	$ 28.54
Income from Investment Operations
Net investment income (loss) E	(.13)	(.22)	(.56)	(.34) H	(.35)	(.18)
Net realized and unrealized gain (loss)	2.97	(16.75)	5.41	8.17	11.98	11.93
Total from investment operations	2.84	(16.97)	4.85	7.83	11.63	11.75
Distributions from net realized gain	-	(6.90)	(3.14)	(6.29)	(6.43)	(.41)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 27.32	$ 24.48	$ 48.35	$ 46.64	$ 45.10	$ 39.89
Total Return B,C,D	11.60%	(39.31)%	10.62%	21.18%	31.86%	41.66%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	1.96%	1.93%	1.96%	1.96%	1.98%
Expenses net of fee waivers, if any	1.98% A	1.96%	1.93%	1.96%	1.96%	1.98%
Expenses net of all reductions	1.98% A	1.96%	1.93%	1.95%	1.92%	1.93%
Net investment income (loss)	(.93)% A	(.89)%	(1.11)%	(.82)% H	(.84)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,207	$ 47,795	$ 98,602	$ 116,487	$ 130,973	$ 102,003
Portfolio turnover rate G	83% A	148%	90%	80%	139%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 24.65	$ 48.63	$ 46.88	$ 45.33	$ 40.10	$ 28.68
Income from Investment Operations
Net investment income (loss) E	(.12)	(.21)	(.54)	(.32) H	(.34)	(.17)
Net realized and unrealized gain (loss)	2.98	(16.87)	5.45	8.20	12.06	11.99
Total from investment operations	2.86	(17.08)	4.91	7.88	11.72	11.82
Distributions from net realized gain	-	(6.90)	(3.16)	(6.33)	(6.50)	(.41)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 27.51	$ 24.65	$ 48.63	$ 46.88	$ 45.33	$ 40.10
Total Return B,C,D	11.60%	(39.31)%	10.71%	21.22%	31.96%	41.70%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	1.96%	1.87%	1.91%	1.92%	1.94%
Expenses net of fee waivers, if any	1.95% A	1.96%	1.87%	1.91%	1.92%	1.94%
Expenses net of all reductions	1.94% A	1.95%	1.87%	1.91%	1.88%	1.89%
Net investment income (loss)	(.90)% A	(.88)%	(1.05)%	(.77)% H	(.79)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,944	$ 86,650	$ 156,393	$ 135,072	$ 125,424	$ 72,832
Portfolio turnover rate G	83% A	148%	90%	80%	139%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 26.83	$ 51.76	$ 49.68	$ 47.48	$ 41.76	$ 29.64
Income from Investment Operations
Net investment income (loss) D	.02	.03	(.02)	.11 G	.12	.19
Net realized and unrealized gain (loss)	3.25	(18.06)	5.74	8.67	12.56	12.44
Total from investment operations	3.27	(18.03)	5.72	8.78	12.68	12.63
Distributions from net investment income	-	-	-	-	-	(.11)
Distributions from net realized gain	-	(6.90)	(3.64)	(6.58)	(6.97)	(.41)
Total distributions	-	(6.90)	(3.64)	(6.58)	(6.97)	(.52)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 30.10	$ 26.83	$ 51.76	$ 49.68	$ 47.48	$ 41.76
Total Return B,C	12.19%	(38.68)%	11.83%	22.47%	33.35%	43.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.90% A	.95%	.85%	.88%	.87%	.89%
Expenses net of fee waivers, if any	.90% A	.95%	.85%	.88%	.87%	.89%
Expenses net of all reductions	.90% A	.94%	.85%	.88%	.83%	.84%
Net investment income (loss)	.14% A	.13%	(.03)%	.25% G	.26%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,529	$ 18,631	$ 22,250	$ 17,127	$ 19,553	$ 9,433
Portfolio turnover rate F	83% A	148%	90%	80%	139%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

Energy

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 105,669,575
Gross unrealized depreciation	(64,915,306)
Net unrealized appreciation (depreciation)	$ 40,754,269

Tax cost	$ 621,228,869

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $263,757,280 and $280,345,727, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 302,416	$ 5,821
Class T	.25%	.25%	622,784	-
Class B	.75%	.25%	260,909	195,703
Class C	.75%	.25%	491,554	87,519
			$ 1,677,663	$ 289,043

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 96,440
Class T	16,146
Class B*	49,718
Class C*	6,635
$ 168,939

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 398,775.33
Class T	352,309.28
Class B	89,583.34
Class C	151,835.31
Institutional Class	30,136.27
	$ 1,022,638

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,010 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,267 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $112,477.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22,121 for the period.

Energy

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net realized gain
Class A	$ -	$ 46,997,290
Class T	-	53,170,678
Class B	-	13,492,835
Class C	-	21,034,743
Institutional Class	-	2,900,189
Total	$ -	$ 137,595,735

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	1,422,169	3,517,345	$ 41,549,317	$ 85,305,714
Reinvestment of distributions	-	1,158,188	-	42,134,872
Shares redeemed	(1,556,199)	(3,358,560)	(45,256,399)	(88,397,497)
Net increase (decrease)	(134,030)	1,316,973	$ (3,707,082)	$ 39,043,089
Class T
Shares sold	730,883	2,191,463	$ 22,039,019	$ 53,583,018
Reinvestment of distributions	-	1,332,408	-	49,792,078
Shares redeemed	(917,123)	(2,980,646)	(27,358,608)	(77,608,101)
Net increase (decrease)	(186,240)	543,225	$ (5,319,589)	$ 25,766,995
Class B
Shares sold	162,044	529,128	$ 4,493,526	$ 12,513,157
Reinvestment of distributions	-	339,485	-	11,786,924
Shares redeemed	(276,495)	(955,690)	(7,593,884)	(23,571,286)
Net increase (decrease)	(114,451)	(87,077)	$ (3,100,358)	$ 728,795
Class C
Shares sold	453,094	1,217,008	$ 12,751,292	$ 28,382,837
Reinvestment of distributions	-	507,064	-	17,726,948
Shares redeemed	(408,105)	(1,425,212)	(11,275,471)	(35,998,056)
Net increase (decrease)	44,989	298,860	$ 1,475,821	$ 10,111,729
Institutional Class
Shares sold	338,222	470,080	$ 10,517,450	$ 12,030,140
Reinvestment of distributions	-	54,219	-	2,044,586
Shares redeemed	(250,943)	(259,760)	(7,851,689)	(7,126,821)
Net increase (decrease)	87,279	264,539	$ 2,665,761	$ 6,947,905

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.29%
Actual		$ 1,000.00	$ 1,106.70	$ 6.85
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.56
Class T	1.55%
Actual		$ 1,000.00	$ 1,105.30	$ 8.23
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Class B	2.05%
Actual		$ 1,000.00	$ 1,102.90	$ 10.87
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.41
Class C	2.04%
Actual		$ 1,000.00	$ 1,102.10	$ 10.81
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.36
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,108.20	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Financial Services

Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	5.0	3.6
Zions Bancorp	4.8	0.5
Citigroup, Inc.	4.8	1.0
Bank of America Corp.	4.7	2.8
McGraw-Hill Companies, Inc.	4.4	3.5
Morgan Stanley	4.2	5.1
Wells Fargo & Co.	3.5	1.0
Sumitomo Mitsui Financial Group, Inc.	3.5	0.0
Comerica, Inc.	3.5	0.0
KeyCorp	3.3	2.5
	41.7
Top Industries (% of fund's net assets)
As of January 31, 2010
Commercial Banks	39.9%
Capital Markets	23.9%
Diversified Financial Services	18.0%
Insurance	7.1%
Media	4.7%
All Others*	6.4%

As of July 31, 2009
Capital Markets	28.9%
Commercial Banks	18.3%
Insurance	16.1%
Diversified Financial Services	10.9%
IT Services	8.6%
All Others*	17.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Financial Services Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CAPITAL MARKETS - 23.9%
Asset Management & Custody Banks - 7.7%
AllianceBernstein Holding LP	67,900	$ 1,747,746
Bank of New York Mellon Corp.	55,598	1,617,346
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	12,172	415,604
EFG International	187,118	2,682,456
Franklin Resources, Inc.	16,205	1,604,781
Janus Capital Group, Inc.	38,900	474,969
Legg Mason, Inc.	43,353	1,117,640
State Street Corp.	16,761	718,712
The Blackstone Group LP	101,300	1,228,769
U.S. Global Investments, Inc. Class A	31,848	306,059
		11,914,082
Investment Banking & Brokerage - 16.2%
Broadpoint Gleacher Securities Group, Inc. (a)	665,522	2,695,364
Charles Schwab Corp.	213,400	3,903,086
Evercore Partners, Inc. Class A	49,600	1,481,552
GFI Group, Inc.	465,278	2,265,904
Goldman Sachs Group, Inc.	17,947	2,669,078
Jefferies Group, Inc. (c)	80,009	2,043,430
MF Global Holdings Ltd. (a)	513,825	3,365,554
Morgan Stanley	241,800	6,475,404
TD Ameritrade Holding Corp. (a)	20,500	364,080
		25,263,452
TOTAL CAPITAL MARKETS		37,177,534
COMMERCIAL BANKS - 39.9%
Diversified Banks - 20.8%
Alpha Bank AE (a)	218,500	2,097,122
Banco Macro SA sponsored ADR	13,543	386,111
Barclays PLC Sponsored ADR (c)	254,900	4,361,339
BBVA Banco Frances SA sponsored ADR (c)	74,683	474,237
China Citic Bank Corp. Ltd. Class H	1,918,000	1,292,015
China Merchants Bank Co. Ltd. (H Shares)	120,000	279,136
Comerica, Inc.	156,862	5,413,308
Mizuho Financial Group, Inc.	698,000	1,353,163
National Bank of Greece SA (a)	141,300	3,088,578
National Bank of Greece SA sponsored ADR	288,177	1,285,269
Sumitomo Mitsui Financial Group, Inc.	166,500	5,413,509
U.S. Bancorp, Delaware	59,500	1,492,260
Wells Fargo & Co.	191,800	5,452,874
		32,388,921
Regional Banks - 19.1%
1st Pacific Bancorp (a)	8,600	5,591
Atlantic Southern Financial Group, Inc. (a)	2,402	5,044
Bancorp New Jersey, Inc.	462	5,234

	Shares	Value
BancTrust Financial Group, Inc. (c)	13,100	$ 51,090
Bar Harbor Bankshares	1,132	30,575
Boston Private Financial Holdings, Inc.	31,200	223,704
Bridge Capital Holdings (a)	1,770	14,372
Chicopee Bancorp, Inc. (a)	1,500	19,425
Citizens Banking Corp., Michigan (a)	1,265,700	961,932
CoBiz, Inc.	43,312	231,286
Evans Bancorp, Inc.	600	7,350
Fifth Third Bancorp	115,462	1,436,347
First Bancorp, Puerto Rico	69,900	159,372
Frontier Financial Corp. (a)(c)	44,628	190,115
Glacier Bancorp, Inc. (c)	81,829	1,173,428
Huntington Bancshares, Inc.	93,000	445,470
KeyCorp	708,700	5,088,466
Landmark Bancorp, Inc.	100	1,523
MidWestOne Financial Group, Inc.	900	8,550
Monroe Bancorp	300	2,025
Nara Bancorp, Inc.	36,404	332,733
Oriental Financial Group, Inc.	47,600	541,688
PNC Financial Services Group, Inc.	1,845	102,268
Preferred Bank, Los Angeles California	17,300	27,680
Regions Financial Corp.	474,726	3,014,510
Salisbury Bancorp, Inc.	1,500	34,575
Smithtown Bancorp, Inc.	31,720	171,605
Southwest Bancorp, Inc., Oklahoma	7,300	54,677
Sterling Bancshares, Inc.	67,900	346,969
Sun Bancorp, Inc., New Jersey	21,747	82,856
SunTrust Banks, Inc.	74,153	1,804,142
SVB Financial Group (a)	40,312	1,749,138
Tamalpais Bancorp	25,822	22,982
Umpqua Holdings Corp.	97,184	1,201,194
United Security Bancshares, California	5,950	30,048
W Holding Co., Inc.	7,571	143,092
West Bancorp., Inc.	6,500	33,150
Wintrust Financial Corp.	70,619	2,453,304
Zions Bancorp	396,100	7,514,017
		29,721,527
TOTAL COMMERCIAL BANKS		62,110,448
CONSUMER FINANCE - 0.2%
Consumer Finance - 0.2%
Promise Co. Ltd. (a)(c)	25,300	234,306
DIVERSIFIED FINANCIAL SERVICES - 17.3%
Other Diversified Financial Services - 14.5%
Bank of America Corp. (c)	483,635	7,341,579
Citigroup, Inc.	2,262,100	7,510,172
JPMorgan Chase & Co.	198,048	7,711,990
		22,563,741
Specialized Finance - 2.8%
BM&F BOVESPA SA	10,900	73,264
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Specialized Finance - continued
JSE Ltd.	20,600	$ 152,691
Moody's Corp. (c)	146,627	4,045,439
		4,271,394
TOTAL DIVERSIFIED FINANCIAL SERVICES		26,835,135
HOTELS, RESTAURANTS & LEISURE - 0.2%
Casinos & Gaming - 0.2%
Wynn Macau Ltd.	252,800	321,049
INSURANCE - 7.1%
Insurance Brokers - 0.3%
Aon Corp.	10,500	408,450
Multi-Line Insurance - 3.7%
Assurant, Inc.	26,304	826,735
Genworth Financial, Inc. Class A (a)	267,635	3,704,068
Hartford Financial Services Group, Inc.	48,600	1,165,914
		5,696,717
Property & Casualty Insurance - 2.0%
CNA Financial Corp. (a)	72,804	1,710,166
XL Capital Ltd. Class A	87,489	1,467,191
		3,177,357
Reinsurance - 1.1%
Everest Re Group Ltd.	19,000	1,629,060
Transatlantic Holdings, Inc.	2,100	104,349
		1,733,409
TOTAL INSURANCE		11,015,933
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
China Finance Online Co. Ltd. ADR (a)(c)	195,815	1,452,947
IT SERVICES - 2.6%
Data Processing & Outsourced Services - 2.5%
Euronet Worldwide, Inc. (a)	90,785	1,853,830
MasterCard, Inc. Class A	2,200	549,780
MoneyGram International, Inc. (a)(c)	471,430	1,414,290
		3,817,900
IT Consulting & Other Services - 0.1%
Satyam Computer Services Ltd. sponsored ADR (a)(c)	44,900	219,561
TOTAL IT SERVICES		4,037,461
MEDIA - 4.7%
Advertising - 0.3%
SearchMedia Holdings Ltd. (a)	81,000	490,860

	Shares	Value
Publishing - 4.4%
McGraw-Hill Companies, Inc.	192,249	$ 6,815,227
TOTAL MEDIA		7,306,087
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
Diversified Real Estate Activities - 0.4%
Mitsubishi Estate Co. Ltd.	36,000	585,444
Real Estate Development - 1.8%
Central China Real Estate Ltd.	2,061,000	499,060
Xinyuan Real Estate Co. Ltd. ADR (a)(c)	594,902	2,361,761
		2,860,821
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,446,265
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	6,600	184,866
THRIFTS & MORTGAGE FINANCE - 0.6%
Thrifts & Mortgage Finance - 0.6%
BofI Holding, Inc. (a)	16,300	193,481
Cheviot Financial Corp.	1,500	12,135
First Financial Northwest, Inc.	4,800	29,712
Meridian Interstate Bancorp, Inc. (a)	8,977	85,461
Ocean Shore Holding Co.	3,300	30,855
Osage Bancshares, Inc.	2,800	25,200
United Western Bancorp, Inc.	48,868	162,730
Washington Federal, Inc.	23,304	434,620
		974,194
TOTAL COMMON STOCKS (Cost $153,988,251)		155,096,225
Convertible Preferred Stocks - 0.7%

DIVERSIFIED FINANCIAL SERVICES - 0.7%
Other Diversified Financial Services - 0.7%
Bank of America Corp. (Cost $1,113,000)	74,200	1,120,420
Money Market Funds - 8.9%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (d)	707,981	$ 707,981
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	13,084,748	13,084,748
TOTAL MONEY MARKET FUNDS (Cost $13,792,729)		13,792,729
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $168,893,980)	170,009,374
NET OTHER ASSETS - (9.3)%	(14,480,597)
NET ASSETS - 100%	$ 155,528,777
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,736
Fidelity Securities Lending Cash Central Fund	38,939
Total	$ 43,675
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 155,096,225	$ 146,812,465	$ 8,283,760	$ -
Convertible Preferred Stocks	1,120,420	1,120,420	-	-
Money Market Funds	13,792,729	13,792,729	-	-
Total Investments in Securities	$ 170,009,374	$ 161,725,614	$ 8,283,760	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.1%
Japan	5.0%
Greece	4.1%
United Kingdom	2.8%
Cayman Islands	2.3%
Switzerland	2.0%
China	1.9%
Bermuda	1.0%
Others (individually less than 1%)	0.8%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $55,672,202 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $56,712,899 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,434,169) - See accompanying schedule: Unaffiliated issuers (cost $155,101,251)	$ 156,216,645
Fidelity Central Funds (cost $13,792,729)	13,792,729
Total Investments (cost $168,893,980)		$ 170,009,374
Cash		48,089
Receivable for investments sold		14,430,615
Receivable for fund shares sold		241,939
Dividends receivable		46,819
Distributions receivable from Fidelity Central Funds		4,831
Prepaid expenses		628
Other receivables		16,150
Total assets		184,798,445

Liabilities
Payable for investments purchased	$ 15,337,904
Payable for fund shares redeemed	625,621
Accrued management fee	75,034
Distribution fees payable	67,885
Other affiliated payables	49,781
Other payables and accrued expenses	28,695
Collateral on securities loaned, at value	13,084,748
Total liabilities		29,269,668

Net Assets		$ 155,528,777
Net Assets consist of:
Paid in capital		$ 241,622,297
Accumulated net investment loss		(468,452)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(86,747,598)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,122,530
Net Assets		$ 155,528,777

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($72,233,724 ÷ 6,909,374 shares)	$ 10.45

Maximum offering price per share (100/94.25 of $10.45)	$ 11.09
Class T: Net Asset Value and redemption price per share ($35,670,673 ÷ 3,416,855 shares)	$ 10.44

Maximum offering price per share (100/96.50 of $10.44)	$ 10.82
Class B: Net Asset Value and offering price per share ($12,210,760 ÷ 1,194,176 shares) A	$ 10.23

Class C: Net Asset Value and offering price per share ($30,627,385 ÷ 3,022,165 shares) A	$ 10.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,786,235 ÷ 450,049 shares)	$ 10.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 756,881
Interest		41
Income from Fidelity Central Funds		43,675
Total income		800,597

Expenses
Management fee	$ 450,733
Transfer agent fees	276,311
Distribution fees	410,854
Accounting and security lending fees	32,461
Custodian fees and expenses	18,644
Independent trustees' compensation	520
Registration fees	36,600
Audit	23,877
Legal	725
Miscellaneous	1,553
Total expenses before reductions	1,252,278
Expense reductions	(47,711)	1,204,567
Net investment income (loss)		(403,970)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,421,307
Foreign currency transactions	32,855
Total net realized gain (loss)		32,454,162
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,393,071)
Assets and liabilities in foreign currencies	6,853
Total change in net unrealized appreciation (depreciation)		(16,386,218)
Net gain (loss)		16,067,944
Net increase (decrease) in net assets resulting from operations		$ 15,663,974

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (403,970)	$ 2,607,315
Net realized gain (loss)	32,454,162	(88,858,385)
Change in net unrealized appreciation (depreciation)	(16,386,218)	30,047,773
Net increase (decrease) in net assets resulting from operations	15,663,974	(56,203,297)
Distributions to shareholders from net investment income	(1,313,190)	(3,219,822)
Distributions to shareholders from net realized gain	-	(320,528)
Total distributions	(1,313,190)	(3,540,350)
Share transactions - net increase (decrease)	(8,117,453)	1,444,825
Redemption fees	1,540	13,297
Total increase (decrease) in net assets	6,234,871	(58,285,525)

Net Assets
Beginning of period	149,293,906	207,579,431
End of period (including accumulated net investment loss of $468,452 and undistributed net investment income of $1,248,708, respectively)	$ 155,528,777	$ 149,293,906

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 13.18	$ 21.02	$ 23.34	$ 23.01	$ 22.17
Income from Investment Operations
Net investment income (loss) E	(.01)	.19	.30	.23	.20	.19
Net realized and unrealized gain (loss)	1.03	(3.58)	(6.41)	.92	2.02	2.48
Total from investment operations	1.02	(3.39)	(6.11)	1.15	2.22	2.67
Distributions from net investment income	(.10)	(.24)	(.27)	(.22)	(.26)	(.07)
Distributions from net realized gain	-	(.02)	(1.46)	(3.25)	(1.63)	(1.76)
Total distributions	(.10)	(.26)	(1.73)	(3.47) J	(1.89)	(1.83)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.45	$ 9.53	$ 13.18	$ 21.02	$ 23.34	$ 23.01
Total Return B, C, D	10.67%	(25.87)%	(31.67)%	4.54%	10.32%	12.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29% A	1.29%	1.21%	1.23%	1.25%	1.26%
Expenses net of fee waivers, if any	1.29% A	1.29%	1.21%	1.23%	1.25%	1.26%
Expenses net of all reductions	1.24% A	1.28%	1.21%	1.22%	1.23%	1.23%
Net investment income (loss)	(.24)% A	2.12%	1.75%	1.01%	.87%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,234	$ 68,245	$ 90,037	$ 106,722	$ 85,356	$ 68,012
Portfolio turnover rate G	267% A	269%	48%	53%	33%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.47 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.250 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 13.14	$ 20.94	$ 23.26	$ 22.87	$ 22.07
Income from Investment Operations
Net investment income (loss) E	(.03)	.16	.26	.18	.15	.14
Net realized and unrealized gain (loss)	1.03	(3.56)	(6.41)	.91	2.02	2.47
Total from investment operations	1.00	(3.40)	(6.15)	1.09	2.17	2.61
Distributions from net investment income	(.08)	(.20)	(.19)	(.16)	(.15)	(.05)
Distributions from net realized gain	-	(.02)	(1.46)	(3.25)	(1.63)	(1.76)
Total distributions	(.08)	(.22)	(1.65)	(3.41) J	(1.78)	(1.81)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.44	$ 9.52	$ 13.14	$ 20.94	$ 23.26	$ 22.87
Total Return B, C, D	10.53%	(26.00)%	(31.85)%	4.25%	10.11%	12.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.55%	1.47%	1.46%	1.47%	1.48%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.47%	1.46%	1.47%	1.48%
Expenses net of all reductions	1.49% A	1.54%	1.47%	1.46%	1.46%	1.46%
Net investment income (loss)	(.50)% A	1.86%	1.50%	.77%	.65%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,671	$ 34,927	$ 53,526	$ 95,426	$ 113,344	$ 128,388
Portfolio turnover rate G	267% A	269%	48%	53%	33%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.41 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 12.85	$ 20.44	$ 22.75	$ 22.33	$ 21.65
Income from Investment Operations
Net investment income (loss) E	(.05)	.12	.18	.06	.03	.03
Net realized and unrealized gain (loss)	1.01	(3.50)	(6.29)	.89	1.97	2.41
Total from investment operations	.96	(3.38)	(6.11)	.95	2.00	2.44
Distributions from net investment income	(.06)	(.12)	(.04)	(.02)	(.01)	-
Distributions from net realized gain	-	(.02)	(1.44)	(3.25)	(1.57)	(1.76)
Total distributions	(.06)	(.14)	(1.48)	(3.26) J	(1.58)	(1.76)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.23	$ 9.33	$ 12.85	$ 20.44	$ 22.75	$ 22.33
Total Return B, C, D	10.29%	(26.35)%	(32.21)%	3.71%	9.52%	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	2.04%	1.96%	1.98%	1.99%	2.00%
Expenses net of fee waivers, if any	2.05% A	2.04%	1.96%	1.98%	1.99%	2.00%
Expenses net of all reductions	1.99% A	2.03%	1.96%	1.98%	1.98%	1.98%
Net investment income (loss)	(.99)% A	1.38%	1.01%	.25%	.13%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,211	$ 12,477	$ 20,420	$ 64,837	$ 113,652	$ 145,046
Portfolio turnover rate G	267% A	269%	48%	53%	33%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.26 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $3.247 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 12.78	$ 20.40	$ 22.74	$ 22.34	$ 21.65
Income from Investment Operations
Net investment income (loss) E	(.05)	.12	.17	.06	.04	.04
Net realized and unrealized gain (loss)	.99	(3.48)	(6.24)	.90	1.98	2.42
Total from investment operations	.94	(3.36)	(6.07)	.96	2.02	2.46
Distributions from net investment income	(.06)	(.15)	(.09)	(.05)	(.02)	(.01)
Distributions from net realized gain	-	(.02)	(1.46)	(3.25)	(1.60)	(1.76)
Total distributions	(.06)	(.17)	(1.55)	(3.30) J	(1.62)	(1.77)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 9.25	$ 12.78	$ 20.40	$ 22.74	$ 22.34
Total Return B, C, D	10.21%	(26.38)%	(32.18)%	3.75%	9.58%	11.88%
Ratios to Average Net Assets F, H
Expenses before reductions	2.04% A	2.04%	1.96%	1.94%	1.94%	1.95%
Expenses net of fee waivers, if any	2.04% A	2.04%	1.96%	1.94%	1.94%	1.95%
Expenses net of all reductions	1.98% A	2.03%	1.96%	1.94%	1.93%	1.92%
Net investment income (loss)	(.99)% A	1.37%	1.01%	.29%	.18%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,627	$ 29,849	$ 37,777	$ 55,219	$ 62,469	$ 72,181
Portfolio turnover rate G	267% A	269%	48%	53%	33%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.30 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 13.38	$ 21.32	$ 23.63	$ 23.29	$ 22.37
Income from Investment Operations
Net investment income (loss) D	- H	.21	.36	.31	.29	.29
Net realized and unrealized gain (loss)	1.05	(3.63)	(6.51)	.93	2.05	2.50
Total from investment operations	1.05	(3.42)	(6.15)	1.24	2.34	2.79
Distributions from net investment income	(.11)	(.25)	(.33)	(.30)	(.37)	(.11)
Distributions from net realized gain	-	(.02)	(1.46)	(3.25)	(1.63)	(1.76)
Total distributions	(.11)	(.27)	(1.79)	(3.55) I	(2.00)	(1.87)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.63	$ 9.69	$ 13.38	$ 21.32	$ 23.63	$ 23.29
Total Return B, C	10.82%	(25.68)%	(31.47)%	4.88%	10.78%	13.06%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	1.04%	.93%	.89%	.86%	.86%
Expenses net of fee waivers, if any	1.00% A	1.04%	.93%	.89%	.86%	.86%
Expenses net of all reductions	.94% A	1.03%	.92%	.88%	.85%	.84%
Net investment income (loss)	.05% A	2.37%	2.04%	1.34%	1.26%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,786	$ 3,797	$ 5,819	$ 8,474	$ 11,892	$ 12,629
Portfolio turnover rate F	267% A	269%	48%	53%	33%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.55 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Financial Services

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,621,899
Gross unrealized depreciation	(16,292,914)
Net unrealized appreciation (depreciation)	$ (3,671,015)

Tax cost	$ 173,680,389

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $207,342,589 and $214,064,423, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 93,129	$ 182
Class T	.25%	.25%	93,270	-
Class B	.75%	.25%	65,026	48,770
Class C	.75%	.25%	159,429	29,362
			$ 410,854	$ 78,314

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,068
Class T	3,584
Class B*	15,424
Class C*	2,913
$ 36,989

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 127,527.34
Class T	65,168.35
Class B	22,365.34
Class C	54,511.34
Institutional Class	6,740.30
	$ 276,311

* Annualized

Financial Services

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,795 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $314 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $38,939.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $47,711 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 686,640	$ 1,698,174
Class T	298,090	781,807
Class B	78,308	182,682
Class C	206,470	461,265
Institutional Class	43,682	95,894
Total	$ 1,313,190	$ 3,219,822
From net realized gain
Class A	$ -	$ 139,687
Class T	-	80,989
Class B	-	31,565
Class C	-	60,568
Institutional Class	-	7,719
Total	$ -	$ 320,528

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	902,972	2,723,908	$ 9,502,325	$ 24,853,928
Reinvestment of distributions	58,808	159,397	610,428	1,638,390
Shares redeemed	(1,213,327)	(2,556,039)	(12,701,303)	(22,026,835)
Net increase (decrease)	(251,547)	327,266	$ (2,588,550)	$ 4,465,483
Class T
Shares sold	233,203	995,392	$ 2,449,212	$ 8,604,735
Reinvestment of distributions	27,047	77,111	280,751	791,775
Shares redeemed	(513,643)	(1,475,806)	(5,338,720)	(12,935,480)
Net increase (decrease)	(253,393)	(403,303)	$ (2,608,757)	$ (3,538,970)
Class B
Shares sold	99,832	506,058	$ 1,017,700	$ 4,460,037
Reinvestment of distributions	6,452	19,064	65,677	185,301
Shares redeemed	(250,070)	(776,048)	(2,544,446)	(6,568,493)
Net increase (decrease)	(143,786)	(250,926)	$ (1,461,069)	$ (1,923,155)
Class C
Shares sold	252,172	1,273,214	$ 2,541,990	$ 11,448,111
Reinvestment of distributions	17,064	43,964	172,172	431,812
Shares redeemed	(475,254)	(1,045,476)	(4,796,939)	(8,677,353)
Net increase (decrease)	(206,018)	271,702	$ (2,082,777)	$ 3,202,570
Institutional Class
Shares sold	127,332	270,723	$ 1,358,113	$ 2,262,133
Reinvestment of distributions	3,007	6,287	31,721	65,572
Shares redeemed	(72,130)	(320,256)	(766,134)	(3,088,808)
Net increase (decrease)	58,209	(43,246)	$ 623,700	$ (761,103)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Financial Services

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.24%
Actual		$ 1,000.00	$ 1,145.20	$ 6.70
Hypothetical A		$ 1,000.00	$ 1,018.95	$ 6.31
Class T	1.50%
Actual		$ 1,000.00	$ 1,143.80	$ 8.11
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	1.99%
Actual		$ 1,000.00	$ 1,141.00	$ 10.74
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.96%
Actual		$ 1,000.00	$ 1,141.40	$ 10.58
Hypothetical A		$ 1,000.00	$ 1,015.32	$ 9.96
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,146.80	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio/Sector

Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	8.1	7.6
Covidien PLC	5.7	5.5
Medco Health Solutions, Inc.	5.1	5.1
Express Scripts, Inc.	4.3	4.0
Merck & Co., Inc.	4.0	4.7
Illumina, Inc.	3.7	3.0
Allergan, Inc.	3.6	5.3
C. R. Bard, Inc.	3.2	2.6
Biogen Idec, Inc.	3.2	2.2
WellPoint, Inc.	2.9	0.8
	43.8
Top Industries (% of fund's net assets)
As of January 31, 2010
Health Care Providers & Services	23.8%
Pharmaceuticals	23.7%
Health Care Equipment & Supplies	20.1%
Biotechnology	14.4%
Life Sciences Tools & Services	10.2%
All Others*	7.8%

As of July 31, 2009
Pharmaceuticals	25.4%
Health Care Equipment & Supplies	23.3%
Health Care Providers & Services	21.3%
Biotechnology	14.4%
Life Sciences Tools & Services	10.7%
All Others*	4.9%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Health Care Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BIOTECHNOLOGY - 14.4%
Biotechnology - 14.4%
Acorda Therapeutics, Inc. (a)	71,200	$ 1,992,176
Affymax, Inc. (a)	37,500	787,500
Alexion Pharmaceuticals, Inc. (a)	76,498	3,547,212
Alnylam Pharmaceuticals, Inc. (a)(c)	52,137	881,115
Amgen, Inc. (a)	151,812	8,877,966
Biogen Idec, Inc. (a)	250,379	13,455,367
BioMarin Pharmaceutical, Inc. (a)	250,767	4,872,403
Cephalon, Inc. (a)	12,900	823,536
Dendreon Corp. (a)(c)	38,700	1,071,990
Genzyme Corp. (a)	25,300	1,372,778
Gilead Sciences, Inc. (a)	50,811	2,452,647
Human Genome Sciences, Inc. (a)	47,500	1,257,325
Incyte Corp. (a)(c)	313,001	3,342,851
Micromet, Inc. (a)	53,400	414,918
Myriad Genetics, Inc. (a)	82,846	1,946,881
OSI Pharmaceuticals, Inc. (a)	58,500	2,001,870
PDL BioPharma, Inc.	309,400	1,980,160
Protalix BioTherapeutics, Inc. (a)(c)	165,724	1,135,209
Targacept, Inc. (a)	70,898	1,485,313
Theravance, Inc. (a)	56,513	619,948
United Therapeutics Corp. (a)	94,400	5,623,408
		59,942,573
CHEMICALS - 1.1%
Fertilizers & Agricultural Chemicals - 1.1%
Monsanto Co.	58,400	4,431,392
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	252,255	971,182
Stewart Enterprises, Inc. Class A	186,543	945,773
		1,916,955
ELECTRONIC EQUIPMENT & COMPONENTS - 1.7%
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc.	250,400	7,018,712
FOOD & STAPLES RETAILING - 1.5%
Drug Retail - 1.5%
Walgreen Co.	175,308	6,319,853
HEALTH CARE EQUIPMENT & SUPPLIES - 20.1%
Health Care Equipment - 17.6%
Abiomed, Inc. (a)	35,909	284,399
ArthroCare Corp. (a)	72,900	1,942,785
Baxter International, Inc.	62,946	3,625,060
C. R. Bard, Inc.	162,765	13,491,591
CareFusion Corp. (a)	103,200	2,657,400
Conceptus, Inc. (a)	94,879	1,841,601
Covidien PLC	470,345	23,780,643
Edwards Lifesciences Corp. (a)	78,568	7,041,264
ev3, Inc. (a)	178,283	2,599,366
HeartWare International, Inc. (a)	27,784	1,073,852

	Shares	Value
HeartWare International, Inc. CDI unit (a)	668,258	$ 697,270
Micrus Endovascular Corp. (a)	163,273	2,739,721
Nobel Biocare Holding AG (Switzerland)	98,697	2,902,931
NuVasive, Inc. (a)(c)	69,300	1,912,680
Orthofix International NV (a)	47,417	1,428,674
Orthovita, Inc. (a)	438,153	1,594,877
Osmetech PLC (a)	13,820,627	445,320
William Demant Holding AS (a)	15,123	1,180,199
Wright Medical Group, Inc. (a)	114,571	2,048,529
		73,288,162
Health Care Supplies - 2.5%
AGA Medical Holdings, Inc.	46,700	669,211
Cooper Companies, Inc. (c)	90,911	3,210,977
InfuSystems Holdings, Inc. (a)	344,700	861,750
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	41,900	2,933
Inverness Medical Innovations, Inc. (a)(c)	116,978	4,722,402
RTI Biologics, Inc. (a)	234,676	741,576
		10,208,849
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		83,497,011
HEALTH CARE PROVIDERS & SERVICES - 23.8%
Health Care Distributors & Services - 2.2%
Henry Schein, Inc. (a)	120,903	6,534,807
Profarma Distribuidora de Produtos Farmaceuticos SA	156,400	1,481,029
Sinopharm Group Co. Ltd. Class H	234,400	884,591
		8,900,427
Health Care Facilities - 2.4%
Community Health Systems, Inc. (a)	74,800	2,439,976
Emeritus Corp. (a)(c)	88,371	1,608,352
Hanger Orthopedic Group, Inc. (a)	155,165	2,522,983
Sunrise Senior Living, Inc. (a)	245,575	729,358
Universal Health Services, Inc. Class B	91,418	2,665,749
		9,966,418
Health Care Services - 10.5%
Clarient, Inc. (a)	241,600	546,016
Emergency Medical Services Corp. Class A (a)	18,700	981,937
Express Scripts, Inc. (a)	212,843	17,849,014
Health Grades, Inc. (a)	253,898	1,101,917
LHC Group, Inc. (a)	43,300	1,333,207
Medco Health Solutions, Inc. (a)	343,019	21,088,808
RehabCare Group, Inc. (a)	28,800	836,928
		43,737,827
Managed Health Care - 8.7%
Aetna, Inc.	175,300	5,253,741
CIGNA Corp.	262,900	8,878,133
Health Net, Inc. (a)	109,447	2,655,184
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
UnitedHealth Group, Inc.	227,300	$ 7,500,900
WellPoint, Inc. (a)	189,200	12,055,824
		36,343,782
TOTAL HEALTH CARE PROVIDERS & SERVICES		98,948,454
HEALTH CARE TECHNOLOGY - 2.1%
Health Care Technology - 2.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	154,127	2,536,930
Cerner Corp. (a)	66,027	4,994,943
Computer Programs & Systems, Inc.	27,421	1,031,852
		8,563,725
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
WebMD Health Corp. (a)	42,857	1,670,566
LIFE SCIENCES TOOLS & SERVICES - 10.2%
Life Sciences Tools & Services - 10.2%
Covance, Inc. (a)	131,900	7,664,709
ICON PLC sponsored ADR (a)	101,900	2,531,196
Illumina, Inc. (a)(c)	420,584	15,431,227
Life Technologies Corp. (a)	82,719	4,111,961
PAREXEL International Corp. (a)	125,782	2,432,624
PerkinElmer, Inc.	127,000	2,557,780
QIAGEN NV (a)(c)	364,571	7,933,065
		42,662,562
PHARMACEUTICALS - 23.7%
Pharmaceuticals - 23.7%
Abbott Laboratories	126,763	6,710,833
Allergan, Inc.	261,763	15,051,373
Ardea Biosciences, Inc. (a)	101,150	1,480,836
Auxilium Pharmaceuticals, Inc. (a)	21,400	602,624
Cadence Pharmaceuticals, Inc. (a)(c)	142,086	1,415,177
Hikma Pharmaceuticals PLC	105,757	923,339

	Shares	Value
King Pharmaceuticals, Inc. (a)	428,400	$ 5,145,084
Merck & Co., Inc.	430,751	16,446,073
Optimer Pharmaceuticals, Inc. (a)(c)	78,527	967,453
Pfizer, Inc.	1,810,251	33,779,285
Piramal Healthcare Ltd.	76,277	605,255
Pronova BioPharma ASA (a)(c)	352,800	1,038,058
Shire PLC sponsored ADR	115,200	6,865,920
Teva Pharmaceutical Industries Ltd. sponsored ADR	86,382	4,899,587
ViroPharma, Inc. (a)	278,004	2,746,680
		98,677,577
TOTAL COMMON STOCKS (Cost $351,713,587)		413,649,380
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.17% (d)	349,771	349,771
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	27,353,640	27,353,640
TOTAL MONEY MARKET FUNDS (Cost $27,703,411)		27,703,411
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $379,416,998)		441,352,791
NET OTHER ASSETS - (6.1)%		(25,468,381)
NET ASSETS - 100%		$ 415,884,410
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,353
Fidelity Securities Lending Cash Central Fund	16,747
Total	$ 20,100
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 413,649,380	$ 407,159,533	$ 6,489,847	$ -
Money Market Funds	27,703,411	27,703,411	-	-
Total Investments in Securities	$ 441,352,791	$ 434,862,944	$ 6,489,847	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Ireland	6.3%
Netherlands	1.9%
Bailiwick of Jersey	1.7%
Israel	1.2%
Others (individually less than 1%)	2.3%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $30,833,729 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $34,215,799 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Health Care

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,588,334) - See accompanying schedule: Unaffiliated issuers (cost $351,713,587)	$ 413,649,380
Fidelity Central Funds (cost $27,703,411)	27,703,411
Total Investments (cost $379,416,998)		$ 441,352,791
Receivable for investments sold		12,118,196
Receivable for fund shares sold		316,408
Dividends receivable		210,309
Distributions receivable from Fidelity Central Funds		3,372
Prepaid expenses		1,556
Other receivables		44,674
Total assets		454,047,306

Liabilities
Payable to custodian bank	$ 325,655
Payable for investments purchased	9,059,541
Payable for fund shares redeemed	897,280
Accrued management fee	198,090
Distribution fees payable	171,298
Other affiliated payables	128,300
Other payables and accrued expenses	29,092
Collateral on securities loaned, at value	27,353,640
Total liabilities		38,162,896

Net Assets		$ 415,884,410
Net Assets consist of:
Paid in capital		$ 402,609,737
Accumulated net investment loss		(1,302,047)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,354,505)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,931,225
Net Assets		$ 415,884,410

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($191,250,485 ÷ 9,739,559 shares)	$ 19.64

Maximum offering price per share (100/94.25 of $19.64)	$ 20.84
Class T: Net Asset Value and redemption price per share ($113,742,078 ÷ 5,958,627 shares)	$ 19.09

Maximum offering price per share (100/96.50 of $19.09)	$ 19.78
Class B: Net Asset Value and offering price per share ($29,180,511 ÷ 1,624,908 shares)A	$ 17.96

Class C: Net Asset Value and offering price per share ($66,811,120 ÷ 3,728,792 shares)A	$ 17.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,900,216 ÷ 730,842 shares)	$ 20.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 1,564,950
Interest		27,273
Income from Fidelity Central Funds		20,100
Total income		1,612,323

Expenses
Management fee	$ 1,135,080
Transfer agent fees	686,834
Distribution fees	985,763
Accounting and security lending fees	80,722
Custodian fees and expenses	22,112
Independent trustees' compensation	1,272
Registration fees	38,344
Audit	29,422
Legal	2,218
Miscellaneous	3,909
Total expenses before reductions	2,985,676
Expense reductions	(27,484)	2,958,192
Net investment income (loss)		(1,345,869)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,621,107
Foreign currency transactions	9,557
Total net realized gain (loss)		26,630,664
Change in net unrealized appreciation (depreciation) on: Investment securities	28,675,873
Assets and liabilities in foreign currencies	1,672
Total change in net unrealized appreciation (depreciation)		28,677,545
Net gain (loss)		55,308,209
Net increase (decrease) in net assets resulting from operations		$ 53,962,340

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,345,869)	$ (546,482)
Net realized gain (loss)	26,630,664	(71,981,218)
Change in net unrealized appreciation (depreciation)	28,677,545	3,789,678
Net increase (decrease) in net assets resulting from operations	53,962,340	(68,738,022)
Distributions to shareholders from net realized gain	-	(9,966,416)
Share transactions - net increase (decrease)	(26,577,287)	(54,481,101)
Redemption fees	2,447	10,268
Total increase (decrease) in net assets	27,387,500	(133,175,271)

Net Assets
Beginning of period	388,496,910	521,672,181
End of period (including accumulated net investment loss of $1,302,047 and undistributed net investment income of $43,822, respectively)	$ 415,884,410	$ 388,496,910

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 17.15	$ 19.72	$ 22.90	$ 23.77	$ 22.94	$ 18.91
Income from Investment Operations
Net investment income (loss) E	(.04)	.02	(.03)	(.03)	(.09)	(.05)
Net realized and unrealized gain (loss)	2.53	(2.22)	(1.08)	1.91	.96	4.08
Total from investment operations	2.49	(2.20)	(1.11)	1.88	.87	4.03
Distributions from net realized gain	-	(.37)	(2.07)	(2.75)	(.04)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.64	$ 17.15	$ 19.72	$ 22.90	$ 23.77	$ 22.94
Total Return B,C,D	14.52%	(11.37)%	(5.64)%	8.54%	3.79%	21.31%
Ratios to Average Net Assets F,H
Expenses before reductions	1.24% A	1.23%	1.20%	1.22%	1.25%	1.28%
Expenses net of fee waivers, if any	1.24% A	1.23%	1.20%	1.22%	1.25%	1.28%
Expenses net of all reductions	1.23% A	1.23%	1.19%	1.21%	1.21%	1.26%
Net investment income (loss)	(.43)% A	.11%	(.13)%	(.14)%	(.38)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,250	$ 177,890	$ 220,888	$ 234,656	$ 199,221	$ 139,158
Portfolio turnover rate G	98% A	172%	134%	141%	99%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 19.26	$ 22.39	$ 23.26	$ 22.50	$ 18.60
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)	(.08)	(.09)	(.15)	(.09)
Net realized and unrealized gain (loss)	2.46	(2.18)	(1.06)	1.87	.95	3.99
Total from investment operations	2.40	(2.20)	(1.14)	1.78	.80	3.90
Distributions from net realized gain	-	(.37)	(1.99)	(2.65)	(.04)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.09	$ 16.69	$ 19.26	$ 22.39	$ 23.26	$ 22.50
Total Return B,C,D	14.38%	(11.65)%	(5.86)%	8.25%	3.55%	20.97%
Ratios to Average Net Assets F,H
Expenses before reductions	1.50% A	1.49%	1.46%	1.48%	1.50%	1.53%
Expenses net of fee waivers, if any	1.50% A	1.49%	1.46%	1.48%	1.50%	1.53%
Expenses net of all reductions	1.48% A	1.49%	1.45%	1.47%	1.47%	1.51%
Net investment income (loss)	(.69)% A	(.15)%	(.40)%	(.40)%	(.63)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,742	$ 103,772	$ 143,237	$ 186,628	$ 218,280	$ 243,353
Portfolio turnover rate G	98% A	172%	134%	141%	99%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.74	$ 18.27	$ 21.29	$ 22.17	$ 21.55	$ 17.91
Income from Investment Operations
Net investment income (loss) E	(.10)	(.09)	(.18)	(.20)	(.25)	(.19)
Net realized and unrealized gain (loss)	2.32	(2.07)	(.99)	1.79	.91	3.83
Total from investment operations	2.22	(2.16)	(1.17)	1.59	.66	3.64
Distributions from net realized gain	-	(.37)	(1.85)	(2.47)	(.04)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.96	$ 15.74	$ 18.27	$ 21.29	$ 22.17	$ 21.55
Total Return B,C,D	14.10%	(12.07)%	(6.30)%	7.66%	3.06%	20.32%
Ratios to Average Net Assets F,H
Expenses before reductions	1.99% A	1.98%	1.95%	1.99%	2.01%	2.04%
Expenses net of fee waivers, if any	1.99% A	1.98%	1.95%	1.99%	2.01%	2.04%
Expenses net of all reductions	1.98% A	1.98%	1.94%	1.98%	1.98%	2.01%
Net investment income (loss)	(1.18)% A	(.64)%	(.89)%	(.91)%	(1.14)%	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,181	$ 29,381	$ 55,589	$ 113,384	$ 180,364	$ 266,319
Portfolio turnover rate G	98% A	172%	134%	141%	99%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.70	$ 18.23	$ 21.29	$ 22.24	$ 21.61	$ 17.94
Income from Investment Operations
Net investment income (loss) E	(.10)	(.09)	(.17)	(.19)	(.24)	(.17)
Net realized and unrealized gain (loss)	2.32	(2.07)	(1.00)	1.79	.91	3.84
Total from investment operations	2.22	(2.16)	(1.17)	1.60	.67	3.67
Distributions from net realized gain	-	(.37)	(1.89)	(2.55)	(.04)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.92	$ 15.70	$ 18.23	$ 21.29	$ 22.24	$ 21.61
Total Return B,C,D	14.14%	(12.09)%	(6.31)%	7.75%	3.10%	20.46%
Ratios to Average Net Assets F,H
Expenses before reductions	1.96% A	1.98%	1.94%	1.94%	1.94%	1.97%
Expenses net of fee waivers, if any	1.96% A	1.98%	1.94%	1.94%	1.94%	1.97%
Expenses net of all reductions	1.94% A	1.98%	1.94%	1.93%	1.91%	1.94%
Net investment income (loss)	(1.15)% A	(.64)%	(.88)%	(.86)%	(1.07)%	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,811	$ 64,002	$ 83,133	$ 105,519	$ 115,644	$ 131,277
Portfolio turnover rate G	98% A	172%	134%	141%	99%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 17.78	$ 20.39	$ 23.62	$ 24.43	$ 23.48	$ 19.28
Income from Investment Operations
Net investment income (loss) D	(.02)	.06	.03	.05	- H	.04
Net realized and unrealized gain (loss)	2.63	(2.30)	(1.12)	1.96	.99	4.16
Total from investment operations	2.61	(2.24)	(1.09)	2.01	.99	4.20
Distributions from net realized gain	-	(.37)	(2.14)	(2.82)	(.04)	-
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 20.39	$ 17.78	$ 20.39	$ 23.62	$ 24.43	$ 23.48
Total Return B,C	14.68%	(11.19)%	(5.36)%	8.90%	4.21%	21.78%
Ratios to Average Net Assets E,G
Expenses before reductions	.98% A	.98%	.93%	.88%	.86%	.88%
Expenses net of fee waivers, if any	.98% A	.98%	.93%	.88%	.86%	.88%
Expenses net of all reductions	.96% A	.98%	.92%	.87%	.83%	.85%
Net investment income (loss)	(.17)% A	.36%	.14%	.19%	.01%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,900	$ 13,452	$ 18,825	$ 22,174	$ 20,652	$ 19,698
Portfolio turnover rate F	98% A	172%	134%	141%	99%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Health Care

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 68,942,062
Gross unrealized depreciation	(11,150,282)
Net unrealized appreciation (depreciation)	$ 57,791,780

Tax cost	$ 383,561,011

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $194,269,334 and $219,824,627, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 233,412	$ -
Class T	.25%	.25%	273,228	-
Class B	.75%	.25%	149,305	111,979
Class C	.75%	.25%	329,818	11,017
			$ 985,763	$ 122,996

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,537
Class T	6,400
Class B*	16,044
Class C*	657
$ 36,638

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 320,635.34
Class T	190,484.35
Class B	51,411.34
Class C	100,936.31
Institutional Class	23,368.33
	$ 686,834

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,287 for the period.

Health Care

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $796 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16,747.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,484 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net realized gain
Class A	$ -	$ 4,165,896
Class T	-	2,716,500
Class B	-	1,072,948
Class C	-	1,667,891
Institutional Class	-	343,181
Total	$ -	$ 9,966,416

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	675,723	2,119,806	$ 12,724,193	$ 33,600,941
Reinvestment of distributions	-	190,190	-	3,682,080
Shares redeemed	(1,310,014)	(3,135,479)	(24,434,895)	(48,422,714)
Net increase (decrease)	(634,291)	(825,483)	$ (11,710,702)	$ (11,139,693)
Class T
Shares sold	368,741	602,296	$ 6,951,711	$ 9,206,132
Reinvestment of distributions	-	135,003	-	2,550,205
Shares redeemed	(627,411)	(1,958,228)	(11,383,654)	(29,483,941)
Net increase (decrease)	(258,670)	(1,220,929)	$ (4,431,943)	$ (17,727,604)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class B
Shares sold	69,694	212,561	$ 1,201,524	$ 3,135,162
Reinvestment of distributions	-	53,957	-	965,289
Shares redeemed	(311,238)	(1,442,718)	(5,336,487)	(20,918,367)
Net increase (decrease)	(241,544)	(1,176,200)	$ (4,134,963)	$ (16,817,916)
Class C
Shares sold	131,201	511,934	$ 2,270,942	$ 7,440,670
Reinvestment of distributions	-	74,490	-	1,329,646
Shares redeemed	(478,247)	(1,071,755)	(8,111,130)	(15,223,014)
Net increase (decrease)	(347,046)	(485,331)	$ (5,840,188)	$ (6,452,698)
Institutional Class
Shares sold	73,028	260,510	$ 1,432,423	$ 4,409,032
Reinvestment of distributions	-	12,578	-	251,944
Shares redeemed	(98,750)	(439,916)	(1,891,914)	(7,004,166)
Net increase (decrease)	(25,722)	(166,828)	$ (459,491)	$ (2,343,190)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Health Care

Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.20%
Actual		$ 1,000.00	$ 1,132.00	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.47%
Actual		$ 1,000.00	$ 1,130.60	$ 7.89
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.48
Class B	2.00%
Actual		$ 1,000.00	$ 1,127.70	$ 10.73
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	1.96%
Actual		$ 1,000.00	$ 1,128.00	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.96
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,133.60	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	6.7	5.6
General Electric Co.	6.1	4.4
3M Co.	4.6	3.1
Union Pacific Corp.	4.4	5.0
Honeywell International, Inc.	3.5	4.6
Cummins, Inc.	3.2	3.2
Danaher Corp.	3.2	3.1
Ingersoll-Rand Co. Ltd.	3.0	2.6
Raytheon Co.	2.5	2.0
Lockheed Martin Corp.	2.3	2.8
	39.5
Top Industries (% of fund's net assets)
As of January 31, 2010
Machinery	22.8%
Aerospace & Defense	20.8%
Industrial Conglomerates	13.7%
Road & Rail	12.2%
Electrical Equipment	5.7%
All Others*	24.8%

As of July 31, 2009
Aerospace & Defense	19.0%
Machinery	18.5%
Road & Rail	14.0%
Industrial Conglomerates	10.3%
Electrical Equipment	8.8%
All Others*	29.4%

* Includes short-term investments and net other assets.

Industrials

Advisor Industrials Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AEROSPACE & DEFENSE - 20.8%
Aerospace & Defense - 20.8%
BE Aerospace, Inc. (a)	78,599	$ 1,762,976
Honeywell International, Inc.	261,800	10,115,952
Lockheed Martin Corp.	90,500	6,744,060
Precision Castparts Corp.	61,500	6,472,875
Raytheon Co.	135,000	7,078,050
Spirit AeroSystems Holdings, Inc. Class A (a)	105,300	2,258,685
The Boeing Co.	102,400	6,205,440
United Technologies Corp.	283,600	19,137,328
		59,775,366
AUTO COMPONENTS - 2.7%
Auto Parts & Equipment - 1.9%
BorgWarner, Inc.	61,300	2,151,017
Johnson Controls, Inc.	103,400	2,877,622
Stoneridge, Inc. (a)	68,714	479,624
		5,508,263
Tires & Rubber - 0.8%
The Goodyear Tire & Rubber Co. (a)	164,600	2,195,764
TOTAL AUTO COMPONENTS		7,704,027
BEVERAGES - 0.2%
Soft Drinks - 0.2%
Heckmann Corp. (a)	146,000	711,020
BUILDING PRODUCTS - 4.5%
Building Products - 4.5%
AAON, Inc.	53,000	1,091,270
Armstrong World Industries, Inc. (a)	44,875	1,634,796
Lennox International, Inc.	30,296	1,157,913
Masco Corp.	465,800	6,316,248
Owens Corning (a)	109,661	2,821,578
		13,021,805
COMMERCIAL SERVICES & SUPPLIES - 4.2%
Commercial Printing - 0.5%
R.R. Donnelley & Sons Co.	69,800	1,383,436
Diversified Support Services - 0.7%
Cintas Corp.	82,600	2,074,086
Environmental & Facility Services - 1.9%
Casella Waste Systems, Inc. Class A (a)	268,122	1,166,331
Republic Services, Inc.	136,660	3,661,121
RINO International Corp. (a)(c)	27,200	548,080
		5,375,532
Office Services & Supplies - 0.6%
United Stationers, Inc. (a)	29,000	1,582,240
Security & Alarm Services - 0.5%
The Brink's Co.	66,100	1,545,418
TOTAL COMMERCIAL SERVICES & SUPPLIES		11,960,712

	Shares	Value
CONSTRUCTION & ENGINEERING - 3.2%
Construction & Engineering - 3.2%
AECOM Technology Corp. (a)	37,701	$ 1,016,796
Fluor Corp.	86,100	3,903,774
Jacobs Engineering Group, Inc. (a)	84,800	3,204,592
MasTec, Inc. (a)	88,700	1,090,123
		9,215,285
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Brinks Home Security Holdings, Inc. (a)	35,660	1,462,060
ELECTRICAL EQUIPMENT - 5.7%
Electrical Components & Equipment - 5.7%
Acuity Brands, Inc. (c)	77,642	2,778,031
AMETEK, Inc.	93,200	3,396,208
Cooper Industries PLC Class A	89,100	3,822,390
Fushi Copperweld, Inc. (a)	99,300	915,546
General Cable Corp. (a)	59,100	1,719,810
Regal-Beloit Corp.	66,504	3,152,290
Zumtobel AG (a)	33,926	725,765
		16,510,040
ELECTRONIC EQUIPMENT & COMPONENTS - 1.5%
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc.	50,800	1,423,924
Electronic Manufacturing Services - 0.5%
Tyco Electronics Ltd.	59,100	1,470,408
Technology Distributors - 0.5%
Anixter International, Inc. (a)	32,758	1,365,353
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		4,259,685
HOUSEHOLD DURABLES - 1.9%
Homebuilding - 0.4%
PDG Realty S.A. Empreendimentos e Participacoes	136,400	1,076,004
Household Appliances - 1.5%
Black & Decker Corp.	69,300	4,480,938
TOTAL HOUSEHOLD DURABLES		5,556,942
INDUSTRIAL CONGLOMERATES - 13.7%
Industrial Conglomerates - 13.7%
3M Co.	163,500	13,160,115
Carlisle Companies, Inc.	52,457	1,758,359
General Electric Co.	1,101,429	17,710,978
Koninklijke Philips Electronics NV	26,100	788,143
Textron, Inc.	172,200	3,363,066
Tyco International Ltd.	77,125	2,732,539
		39,513,200
MACHINERY - 22.8%
Construction & Farm Machinery & Heavy Trucks - 12.1%
Bucyrus International, Inc. Class A	55,000	2,880,900
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Caterpillar, Inc.	52,900	$ 2,763,496
Cummins, Inc.	206,191	9,311,586
Deere & Co.	133,900	6,688,305
Joy Global, Inc.	39,900	1,825,026
Navistar International Corp. (a)	120,388	4,453,152
Oshkosh Co.	33,926	1,223,711
PACCAR, Inc.	141,600	5,101,848
Sany Heavy Equipment International Holdings Co. Ltd.	646,000	669,801
		34,917,825
Industrial Machinery - 10.7%
Actuant Corp. Class A	43,900	736,203
Altra Holdings, Inc. (a)	106,408	1,172,616
Barnes Group, Inc.	69,960	1,122,158
Blount International, Inc. (a)	54,661	608,924
Danaher Corp.	128,600	9,175,610
Ingersoll-Rand Co. Ltd.	266,300	8,644,098
Kennametal, Inc.	72,900	1,784,592
NSK Ltd.	133,000	967,996
SPX Corp.	26,300	1,431,772
The Weir Group PLC	23,700	291,647
Timken Co.	99,462	2,228,943
TriMas Corp. (a)	194,139	1,149,303
Weg SA	134,600	1,288,875
		30,602,737
TOTAL MACHINERY		65,520,562
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	175,033	812,153
PROFESSIONAL SERVICES - 2.0%
Human Resource & Employment Services - 0.8%
Manpower, Inc.	43,700	2,263,223
Research & Consulting Services - 1.2%
Equifax, Inc.	81,007	2,592,224
ICF International, Inc. (a)	38,881	910,204
		3,502,428
TOTAL PROFESSIONAL SERVICES		5,765,651
ROAD & RAIL - 12.2%
Railroads - 9.2%
America Latina Logistica SA unit	150,200	1,192,835
CSX Corp.	124,600	5,340,356

	Shares	Value
Genesee & Wyoming, Inc. Class A (a)	26,600	$ 783,902
Kansas City Southern (a)	54,600	1,621,620
Norfolk Southern Corp.	106,810	5,026,479
Union Pacific Corp.	208,900	12,638,450
		26,603,642
Trucking - 3.0%
Arkansas Best Corp.	51,100	1,151,794
Avis Budget Group, Inc. (a)(c)	343,676	3,718,574
Con-way, Inc.	26,500	758,430
Hertz Global Holdings, Inc. (a)(c)	174,100	1,803,676
Saia, Inc. (a)	92,316	1,107,792
		8,540,266
TOTAL ROAD & RAIL		35,143,908
TRADING COMPANIES & DISTRIBUTORS - 2.8%
Trading Companies & Distributors - 2.8%
Interline Brands, Inc. (a)	167,073	2,806,826
Rush Enterprises, Inc. Class A (a)	453,657	5,153,544
		7,960,370
TOTAL COMMON STOCKS (Cost $276,260,851)		284,892,786
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.17% (d)	2,893,607	2,893,607
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	5,873,275	5,873,275
TOTAL MONEY MARKET FUNDS (Cost $8,766,882)		8,766,882
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $285,027,733)	293,659,668
NET OTHER ASSETS - (2.1)%	(5,940,956)
NET ASSETS - 100%	$ 287,718,712
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,298
Fidelity Securities Lending Cash Central Fund	22,750
Total	$ 28,048
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 284,892,786	$ 283,087,231	$ 1,805,555	$ -
Money Market Funds	8,766,882	8,766,882	-	-
Total Investments in Securities:	$ 293,659,668	$ 291,854,113	$ 1,805,555	$ -
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $29,658,388 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $69,957,535 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,618,149) - See accompanying schedule: Unaffiliated issuers (cost $276,260,851)	$ 284,892,786
Fidelity Central Funds (cost $8,766,882)	8,766,882
Total Investments (cost $285,027,733)		$ 293,659,668
Receivable for investments sold		7,497,982
Receivable for fund shares sold		759,341
Dividends receivable		133,021
Distributions receivable from Fidelity Central Funds		4,936
Prepaid expenses		1,046
Other receivables		6,529
Total assets		302,062,523

Liabilities
Payable for investments purchased	$ 7,657,582
Payable for fund shares redeemed	444,212
Accrued management fee	142,289
Distribution fees payable	119,785
Other affiliated payables	80,366
Other payables and accrued expenses	26,302
Collateral on securities loaned, at value	5,873,275
Total liabilities		14,343,811

Net Assets		$ 287,718,712
Net Assets consist of:
Paid in capital		$ 357,633,337
Distributions in excess of net investment income		(291,793)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,255,041)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,632,209
Net Assets		$ 287,718,712

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($145,763,776 ÷ 7,659,948 shares)	$ 19.03

Maximum offering price per share (100/94.25 of $19.03)	$ 20.19
Class T: Net Asset Value and redemption price per share ($56,501,337 ÷ 3,007,337 shares)	$ 18.79

Maximum offering price per share (100/96.50 of $18.79)	$ 19.47
Class B: Net Asset Value and offering price per share ($26,931,916 ÷ 1,501,669 shares)A	$ 17.93

Class C: Net Asset Value and offering price per share ($43,676,421 ÷ 2,428,794 shares)A	$ 17.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,845,262 ÷ 754,632 shares)	$ 19.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 2,046,433
Interest		2
Income from Fidelity Central Funds		28,048
Total income		2,074,483

Expenses
Management fee	$ 795,307
Transfer agent fees	422,395
Distribution fees	668,958
Accounting and security lending fees	55,992
Custodian fees and expenses	10,974
Independent trustees' compensation	826
Registration fees	41,705
Audit	27,728
Legal	953
Miscellaneous	2,656
Total expenses before reductions	2,027,494
Expense reductions	(9,800)	2,017,694
Net investment income (loss)		56,789
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,288,947
Foreign currency transactions	(66,825)
Total net realized gain (loss)		29,222,122
Change in net unrealized appreciation (depreciation) on: Investment securities	3,501,290
Assets and liabilities in foreign currencies	2,219
Total change in net unrealized appreciation (depreciation)		3,503,509
Net gain (loss)		32,725,631
Net increase (decrease) in net assets resulting from operations		$ 32,782,420

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,789	$ 1,715,553
Net realized gain (loss)	29,222,122	(102,654,173)
Change in net unrealized appreciation (depreciation)	3,503,509	(6,469,546)
Net increase (decrease) in net assets resulting from operations	32,782,420	(107,408,166)
Distributions to shareholders from net investment income	(658,110)	(1,756,118)
Distributions to shareholders from net realized gain	-	(285,855)
Total distributions	(658,110)	(2,041,973)
Share transactions - net increase (decrease)	842,172	(41,067,612)
Redemption fees	2,175	10,099
Total increase (decrease) in net assets	32,968,657	(150,507,652)

Net Assets
Beginning of period	254,750,055	405,257,707
End of period (including distributions in excess of net investment income of $291,793 and undistributed net investment income of $309,528, respectively)	$ 287,718,712	$ 254,750,055

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.87	$ 21.97	$ 25.49	$ 22.16	$ 21.53	$ 18.10
Income from Investment Operations
Net investment income (loss) E	.03	.13	.11	.09	.08	.02
Net realized and unrealized gain (loss)	2.20	(5.08)	(1.17)	5.11	1.63	4.35
Total from investment operations	2.23	(4.95)	(1.06)	5.20	1.71	4.37
Distributions from net investment income	(.07)	(.13)	-	(.06)	-	-
Distributions from net realized gain	-	(.02)	(2.46)	(1.81)	(1.08)	(.94)
Total distributions	(.07)	(.15)	(2.46)	(1.87)	(1.08)	(.94)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.03	$ 16.87	$ 21.97	$ 25.49	$ 22.16	$ 21.53
Total Return B, C, D	13.20%	(22.49)%	(4.71)%	25.13%	8.40%	25.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.23%	1.17%	1.21%	1.26%	1.34%
Expenses net of fee waivers, if any	1.20% A	1.23%	1.17%	1.21%	1.26%	1.34%
Expenses net of all reductions	1.19% A	1.23%	1.16%	1.21%	1.24%	1.29%
Net investment income (loss)	.27% A	.89%	.46%	.38%	.34%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,764	$ 130,860	$ 188,859	$ 157,451	$ 99,255	$ 40,264
Portfolio turnover rate G	113% A	135%	91%	130%	94%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.64	$ 21.67	$ 25.17	$ 21.86	$ 21.27	$ 17.90
Income from Investment Operations
Net investment income (loss) E	- J	.10	.05	.03	.02	(.03)
Net realized and unrealized gain (loss)	2.17	(5.03)	(1.15)	5.05	1.61	4.31
Total from investment operations	2.17	(4.93)	(1.10)	5.08	1.63	4.28
Distributions from net investment income	(.02)	(.08)	-	(.03)	-	-
Distributions from net realized gain	-	(.02)	(2.40)	(1.74)	(1.04)	(.91)
Total distributions	(.02)	(.10)	(2.40)	(1.77)	(1.04)	(.91)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 18.79	$ 16.64	$ 21.67	$ 25.17	$ 21.86	$ 21.27
Total Return B, C, D	13.06%	(22.68)%	(4.96)%	24.82%	8.13%	24.78%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A	1.48%	1.41%	1.46%	1.49%	1.57%
Expenses net of fee waivers, if any	1.47% A	1.48%	1.41%	1.46%	1.49%	1.57%
Expenses net of all reductions	1.46% A	1.48%	1.41%	1.46%	1.47%	1.52%
Net investment income (loss)	-% A, H	.63%	.21%	.13%	.11%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,501	$ 48,054	$ 85,025	$ 75,530	$ 55,936	$ 40,126
Portfolio turnover rate G	113% A	135%	91%	130%	94%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.90	$ 20.74	$ 24.19	$ 21.02	$ 20.55	$ 17.27
Income from Investment Operations
Net investment income (loss) E	(.05)	.02	(.07)	(.09)	(.09)	(.13)
Net realized and unrealized gain (loss)	2.08	(4.82)	(1.10)	4.87	1.55	4.17
Total from investment operations	2.03	(4.80)	(1.17)	4.78	1.46	4.04
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	-	-	(2.28)	(1.61)	(.99)	(.76)
Total distributions	-	(.04)	(2.28)	(1.61)	(.99)	(.76)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.93	$ 15.90	$ 20.74	$ 24.19	$ 21.02	$ 20.55
Total Return B, C, D	12.77%	(23.10)%	(5.46)%	24.18%	7.54%	24.12%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.98%	1.95%	2.00%	2.04%	2.11%
Expenses net of fee waivers, if any	2.00% A	1.98%	1.95%	2.00%	2.04%	2.11%
Expenses net of all reductions	2.00% A	1.98%	1.95%	2.00%	2.02%	2.07%
Net investment income (loss)	(.54)% A	.13%	(.33)%	(.41)%	(.44)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,932	$ 25,212	$ 39,989	$ 44,330	$ 37,082	$ 32,242
Portfolio turnover rate G	113% A	135%	91%	130%	94%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.94	$ 20.79	$ 24.26	$ 21.16	$ 20.68	$ 17.36
Income from Investment Operations
Net investment income (loss) E	(.04)	.02	(.06)	(.08)	(.08)	(.12)
Net realized and unrealized gain (loss)	2.08	(4.83)	(1.11)	4.88	1.56	4.19
Total from investment operations	2.04	(4.81)	(1.17)	4.80	1.48	4.07
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	-	-	(2.30)	(1.70)	(1.00)	(.75)
Total distributions	-	(.04)	(2.30)	(1.70)	(1.00)	(.75)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.98	$ 15.94	$ 20.79	$ 24.26	$ 21.16	$ 20.68
Total Return B, C, D	12.80%	(23.09)%	(5.44)%	24.25%	7.59%	24.16%
Ratios to Average Net Assets F, H
Expenses before reductions	1.96% A	1.98%	1.91%	1.94%	1.99%	2.07%
Expenses net of fee waivers, if any	1.96% A	1.98%	1.91%	1.94%	1.99%	2.07%
Expenses net of all reductions	1.95% A	1.98%	1.90%	1.94%	1.97%	2.02%
Net investment income (loss)	(.49)% A	.14%	(.28)%	(.35)%	(.38)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,676	$ 37,862	$ 57,742	$ 57,862	$ 42,363	$ 20,595
Portfolio turnover rate G	113% A	135%	91%	130%	94%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 17.45	$ 22.72	$ 26.26	$ 22.77	$ 22.06	$ 18.48
Income from Investment Operations
Net investment income (loss) D	.05	.19	.18	.16	.16	.07
Net realized and unrealized gain (loss)	2.28	(5.27)	(1.19)	5.27	1.66	4.46
Total from investment operations	2.33	(5.08)	(1.01)	5.43	1.82	4.53
Distributions from net investment income	(.11)	(.17)	-	(.13)	-	-
Distributions from net realized gain	-	(.02)	(2.53)	(1.81)	(1.11)	(.95)
Total distributions	(.11)	(.19)	(2.53)	(1.94)	(1.11)	(.95)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 19.67	$ 17.45	$ 22.72	$ 26.26	$ 22.77	$ 22.06
Total Return B, C	13.36%	(22.31)%	(4.40)%	25.53%	8.73%	25.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.96%	.88%	.92%	.91%	1.06%
Expenses net of fee waivers, if any	.91% A	.96%	.88%	.92%	.91%	1.06%
Expenses net of all reductions	.91% A	.95%	.87%	.91%	.89%	1.01%
Net investment income (loss)	.55% A	1.16%	.75%	.67%	.69%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,845	$ 12,762	$ 33,642	$ 19,498	$ 13,043	$ 4,379
Portfolio turnover rate F	113% A	135%	91%	130%	94%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Industrials

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, deferred trustee compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,397,521
Gross unrealized depreciation	(21,690,902)
Net unrealized appreciation (depreciation)	$ 3,706,619
Tax cost	$ 289,953,049

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $153,764,914 and $153,596,907, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 180,677	$ 487
Class T	.25%	.25%	137,997	-
Class B	.75%	.25%	136,975	102,731
Class C	.75%	.25%	213,309	27,188
			$ 668,958	$ 130,406

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,615
Class T	4,283
Class B*	32,646
Class C*	2,020
$ 59,564

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 209,728.29
Class T	84,607.31
Class B	46,908.34
Class C	62,428.29
Institutional Class	18,724.26
	$ 422,395

* Annualized

Industrials

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,596 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $542 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $22,750.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,799 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 508,658	$ 1,066,448
Class T	67,515	306,371
Class B	-	68,325
Class C	-	103,234
Institutional Class	81,937	211,740
Total	$ 658,110	$ 1,756,118
From net realized gain
Class A	$ -	$ 176,460
Class T	-	79,143
Institutional Class	-	30,252
Total	$ -	$ 285,855

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	962,811	2,551,802	$ 18,382,098	$ 40,597,092
Reinvestment of distributions	24,478	72,593	465,084	1,139,555
Shares redeemed	(1,085,802)	(3,461,949)	(20,353,787)	(50,255,155)
Net increase (decrease)	(98,513)	(837,554)	$ (1,506,605)	$ (8,518,508)
Class T
Shares sold	405,237	1,041,987	$ 7,577,852	$ 15,774,329
Reinvestment of distributions	3,441	24,634	64,970	365,354
Shares redeemed	(289,781)	(2,101,374)	(5,332,260)	(29,010,054)
Net increase (decrease)	118,897	(1,034,753)	$ 2,310,562	$ (12,870,371)
Class B
Shares sold	92,304	339,206	$ 1,643,738	$ 5,035,039
Reinvestment of distributions	-	4,471	-	56,194
Shares redeemed	(175,886)	(686,403)	(3,110,150)	(9,410,134)
Net increase (decrease)	(83,582)	(342,726)	$ (1,466,412)	$ (4,318,901)
Class C
Shares sold	323,330	638,949	$ 5,816,590	$ 9,440,300
Reinvestment of distributions	-	6,551	-	82,541
Shares redeemed	(269,373)	(1,047,655)	(4,803,942)	(14,427,567)
Net increase (decrease)	53,957	(402,155)	$ 1,012,648	$ (4,904,726)
Institutional Class
Shares sold	236,982	291,640	$ 4,614,850	$ 4,730,735
Reinvestment of distributions	3,299	10,868	64,789	192,321
Shares redeemed	(217,068)	(1,052,089)	(4,187,660)	(15,378,162)
Net increase (decrease)	23,213	(749,581)	$ 491,979	$ (10,455,106)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Industrials

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.24%
Actual		$ 1,000.00	$ 1,124.80	$ 6.64
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.31
Class T	1.50%
Actual		$ 1,000.00	$ 1,123.20	$ 8.03
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	1.99%
Actual		$ 1,000.00	$ 1,120.70	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.99%
Actual		$ 1,000.00	$ 1,120.10	$ 10.63
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,126.00	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Technology

Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	10.7	8.7
Apple, Inc.	8.2	7.5
Google, Inc. Class A	5.1	4.8
Hewlett-Packard Co.	3.9	3.2
Oracle Corp.	3.7	3.1
Cisco Systems, Inc.	3.1	0.8
QUALCOMM, Inc.	2.6	2.2
BMC Software, Inc.	2.1	2.1
Intel Corp.	2.0	5.4
SanDisk Corp.	1.5	1.0
	42.9
Top Industries (% of fund's net assets)
As of January 31, 2010
Software	28.8%
Semiconductors & Semiconductor Equipment	17.5%
Computers & Peripherals	16.7%
Communications Equipment	10.6%
Internet Software & Services	10.2%
All Others*	16.2%

As of July 31, 2009
Software	26.7%
Semiconductors & Semiconductor Equipment	25.6%
Computers & Peripherals	14.4%
Internet Software & Services	11.9%
Communications Equipment	9.8%
All Others*	11.6%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Technology Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Shin-Etsu Chemical Co., Ltd.	17,500	$ 916,971
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Commercial Printing - 0.0%
Nissha Printing Co. Ltd.	5,400	229,113
COMMUNICATIONS EQUIPMENT - 10.4%
Communications Equipment - 10.4%
Acme Packet, Inc. (a)	42,600	440,910
Adtran, Inc.	56,500	1,197,800
Aruba Networks, Inc. (a)	9,800	101,822
Brocade Communications Systems, Inc. (a)	294,800	2,025,276
Cisco Systems, Inc. (a)	800,163	17,979,663
Emulex Corp. (a)	50,100	563,124
F5 Networks, Inc. (a)	62,308	3,079,884
Infinera Corp. (a)	70,900	485,665
Juniper Networks, Inc. (a)	221,300	5,494,879
Motorola, Inc.	295,400	1,816,710
Netronix, Inc. (a)	115,000	332,786
OZ Optics Ltd. unit (a)(f)	68,000	320,960
Palm, Inc. (a)	120,000	1,246,800
Polycom, Inc. (a)	135,900	3,048,237
QUALCOMM, Inc.	392,866	15,396,419
Research In Motion Ltd. (a)	28,900	1,819,544
Riverbed Technology, Inc. (a)	85,400	1,914,668
Sandvine Corp. (a)	1,450,464	1,763,400
Sandvine Corp. (U.K.) (a)	1,078,100	1,317,644
Sonus Networks, Inc. (a)	29,060	61,317
Tekelec (a)	35,500	531,790
		60,939,298
COMPUTERS & PERIPHERALS - 16.7%
Computer Hardware - 12.7%
3PAR, Inc. (a)	71,337	689,829
Apple, Inc. (a)	252,255	48,463,231
Hewlett-Packard Co.	483,883	22,776,373
Stratasys, Inc. (a)(c)	108,790	2,502,170
Toshiba Corp. (a)	58,000	319,331
		74,750,934
Computer Storage & Peripherals - 4.0%
Chicony Electronics Co. Ltd.	189,284	467,214
Compellent Technologies, Inc. (a)	13,900	276,332
EMC Corp. (a)	178,200	2,970,594
NetApp, Inc. (a)	26,300	766,119
Netezza Corp. (a)	6,100	55,449
Qisda Corp. (a)	828,000	431,290
SanDisk Corp. (a)	346,313	8,803,276
Seagate Technology	326,000	5,453,980
SIMPLO Technology Co. Ltd.	68,200	389,379

	Shares	Value
Synaptics, Inc. (a)	88,018	$ 2,227,736
Western Digital Corp. (a)	36,300	1,379,037
		23,220,406
TOTAL COMPUTERS & PERIPHERALS		97,971,340
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(c)	809	55,012
ELECTRICAL EQUIPMENT - 1.3%
Electrical Components & Equipment - 1.3%
A123 Systems, Inc. (c)	2,200	35,156
Canadian Solar, Inc. (a)	37,300	788,149
centrotherm photovoltaics AG (a)	19,273	1,074,627
Energy Conversion Devices, Inc. (a)	8,000	72,880
First Solar, Inc. (a)	514	58,236
GT Solar International, Inc. (a)(c)	268,000	1,541,000
JA Solar Holdings Co. Ltd. ADR (a)	14,500	62,350
Q-Cells SE (a)	1,200	16,427
Roth & Rau AG (a)	16,416	661,182
SunPower Corp.:
Class A (a)	27,100	552,569
Class B (a)	46,044	855,037
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	3,200	43,232
Trina Solar Ltd. ADR (a)(c)	94,800	2,078,964
		7,839,809
ELECTRONIC EQUIPMENT & COMPONENTS - 6.4%
Electronic Components - 2.0%
Amphenol Corp. Class A	1,400	55,776
BYD Co. Ltd. (H Shares) (a)	88,500	648,594
Corning, Inc.	198,092	3,581,503
DTS, Inc. (a)	20,300	574,490
Everlight Electronics Co. Ltd.	91,999	283,207
Prime View International Co. Ltd. (a)	2,859,000	5,241,276
Prime View International Co. Ltd. sponsored GDR (a)(d)	4,700	86,214
TDK Corp.	9,400	610,214
Vishay Intertechnology, Inc. (a)	108,991	821,792
		11,903,066
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc.	94,800	2,657,244
China Security & Surveillance Technology, Inc. warrants 8/25/10 (a)(f)	42,000	34,684
Chroma ATE, Inc.	1,111,641	2,190,940
Coretronic Corp.	174,300	248,104
Itron, Inc. (a)	900	55,386
National Instruments Corp.	51,863	1,524,254
Wasion Group Holdings Ltd.	928,000	643,054
		7,353,666
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - 1.9%
Benchmark Electronics, Inc. (a)	31,800	$ 579,396
Flextronics International Ltd. (a)	359,200	2,277,328
Ju Teng International Holdings Ltd.	476,000	407,705
Multi-Fineline Electronix, Inc. (a)	2,289	54,638
Trimble Navigation Ltd. (a)	331,515	7,588,378
		10,907,445
Technology Distributors - 1.3%
Digital China Holdings Ltd. (H Shares)	2,949,000	4,702,325
Inspur International Ltd.	1,899,000	271,497
Supreme Electronics Co. Ltd. (a)	798,000	595,411
Synnex Technology International Corp.	273,500	563,000
WPG Holding Co. Ltd.	948,000	1,476,940
		7,609,173
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		37,773,350
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.1%
China Medical Technologies, Inc. sponsored ADR (c)	1,900	24,833
Golden Meditech Co. Ltd. (a)(c)	2,168,000	427,236
Mindray Medical International Ltd. sponsored ADR	200	6,974
Mingyuan Medicare Development Co. Ltd. (a)	1,020,000	162,907
		621,950
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	410,000	1,499,752
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,121,702
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	600	23,604
Cerner Corp. (a)	22,200	1,679,430
		1,703,034
HOTELS, RESTAURANTS & LEISURE - 0.6%
Hotels, Resorts & Cruise Lines - 0.6%
Ctrip.com International Ltd. sponsored ADR (a)	105,700	3,307,353
HOUSEHOLD DURABLES - 0.7%
Consumer Electronics - 0.7%
Panasonic Corp.	113,600	1,774,826
Panasonic Corp. ADR	17,600	276,496
Sony Corp. sponsored ADR	64,800	2,153,304
TomTom Group BV (a)	160	1,297
		4,205,923

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GCL-Poly Energy Holdings Ltd.	578,000	$ 136,982
INTERNET & CATALOG RETAIL - 1.5%
Internet Retail - 1.5%
Amazon.com, Inc. (a)	36,500	4,577,465
Expedia, Inc. (a)	53,000	1,134,730
Priceline.com, Inc. (a)	15,112	2,952,129
		8,664,324
INTERNET SOFTWARE & SERVICES - 10.2%
Internet Software & Services - 10.2%
Akamai Technologies, Inc. (a)	100	2,470
Alibaba.com Ltd.	259,000	587,124
AOL, Inc. (a)	49,800	1,193,706
Art Technology Group, Inc. (a)	73,824	330,732
Baidu.com, Inc. sponsored ADR (a)	1,507	620,447
DealerTrack Holdings, Inc. (a)	12,300	221,031
eBay, Inc. (a)	349,500	8,045,490
Google, Inc. Class A (a)	56,600	29,965,172
GREE, Inc.	16,000	932,314
LogMeIn, Inc.	4,100	69,495
Mercadolibre, Inc. (a)	43,234	1,644,189
NetEase.com, Inc. sponsored ADR (a)	59,800	1,961,440
NHN Corp. (a)	3,754	560,395
Open Text Corp. (a)	83,100	3,274,107
OpenTable, Inc.	400	9,956
Rackspace Hosting, Inc. (a)	14,100	256,902
Tencent Holdings Ltd.	162,800	3,044,656
VeriSign, Inc. (a)	133,600	3,060,776
VistaPrint Ltd. (a)	66,800	3,741,468
Vocus, Inc. (a)	10,300	166,036
		59,687,906
IT SERVICES - 1.9%
Data Processing & Outsourced Services - 0.8%
Visa, Inc. Class A	57,900	4,749,537
IT Consulting & Other Services - 1.1%
Atos Origin SA (a)	22,032	1,024,615
China Information Security Technology, Inc. (a)	17	83
Cognizant Technology Solutions Corp. Class A (a)	69,800	3,047,468
RightNow Technologies, Inc. (a)	117,400	1,877,226
Yucheng Technologies Ltd. (a)(c)	89,400	317,370
		6,266,762
TOTAL IT SERVICES		11,016,299
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Life Technologies Corp. (a)	6,000	298,260
Common Stocks - continued
	Shares	Value
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Meyer Burger Technology AG (a)	24,700	$ 622,675
Shin Zu Shing Co. Ltd.	156,732	637,421
		1,260,096
MEDIA - 0.9%
Advertising - 0.8%
AirMedia Group, Inc. ADR (a)	128,600	997,936
Focus Media Holding Ltd. ADR (a)(c)	114,100	1,531,222
VisionChina Media, Inc. ADR (a)	274,900	2,388,881
		4,918,039
Cable & Satellite - 0.1%
Virgin Media, Inc.	40,700	577,533
TOTAL MEDIA		5,495,572
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	22,200	206,238
Timminco Ltd. (a)	5,600	6,127
		212,365
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.5%
Semiconductor Equipment - 4.1%
Aixtron AG	84,800	2,550,943
Amkor Technology, Inc. (a)	251,255	1,429,641
ASM International NV (NASDAQ) (a)	12,900	295,926
ASML Holding NV (NY Shares)	258,300	8,071,875
Cymer, Inc. (a)	16,400	514,468
Lam Research Corp. (a)	78,200	2,581,382
LTX-Credence Corp. (a)	497,102	1,247,726
MEMC Electronic Materials, Inc. (a)	80,900	1,017,722
Photronics, Inc. (a)	82,700	318,395
Sumco Corp.	35,000	604,077
Tessera Technologies, Inc. (a)	129,100	2,216,647
Varian Semiconductor Equipment Associates, Inc. (a)	107,800	3,161,774
Veeco Instruments, Inc. (a)	12,398	394,504
		24,405,080
Semiconductors - 13.4%
Advanced Micro Devices, Inc. (a)	185,200	1,381,592
Altera Corp.	41,300	880,516
Applied Micro Circuits Corp. (a)	8,650	63,405
Atmel Corp. (a)	215,785	1,001,242
Avago Technologies Ltd.	487,600	8,474,488
Broadcom Corp. Class A (a)	172,400	4,606,528
Cavium Networks, Inc. (a)	250,018	5,402,889
Cree, Inc. (a)	95,040	5,313,686
CSR PLC (a)	177,985	1,270,944
Cypress Semiconductor Corp. (a)	230,800	2,319,540
Epistar Corp.	366,000	1,162,177

	Shares	Value
Fairchild Semiconductor International, Inc. (a)	73,300	$ 658,234
Global Unichip Corp.	182,291	835,465
Hittite Microwave Corp. (a)	22,479	835,769
Hynix Semiconductor, Inc. (a)	56,830	1,115,612
Infineon Technologies AG (a)	106,796	582,038
Inotera Memories, Inc. (a)	997,000	718,938
Inotera Memories, Inc. rights 2/3/10 (a)	128,337	2,208
Integrated Device Technology, Inc. (a)	262,850	1,490,360
Intel Corp.	617,400	11,977,560
International Rectifier Corp. (a)	120,000	2,164,800
Intersil Corp. Class A	117,800	1,586,766
LSI Corp. (a)	111,500	556,385
Marvell Technology Group Ltd. (a)	325,705	5,677,038
MediaTek, Inc.	19,038	309,706
Micron Technology, Inc. (a)	469,785	4,096,525
Microsemi Corp. (a)	4,100	61,254
Monolithic Power Systems, Inc. (a)	50,500	1,041,310
Netlogic Microsystems, Inc. (a)	20,500	839,680
NVIDIA Corp. (a)	326,800	5,029,452
Omnivision Technologies, Inc. (a)	4,499	58,037
Power Integrations, Inc.	12,400	387,004
Radiant Opto-Electronics Corp.	334,750	463,403
Rambus, Inc. (a)	35,400	776,676
Silicon Laboratories, Inc. (a)	39,900	1,685,376
Spreadtrum Communications, Inc. ADR (a)	110,400	698,832
Standard Microsystems Corp. (a)	83,000	1,655,850
Volterra Semiconductor Corp. (a)	15,500	302,095
Xilinx, Inc.	37,600	886,608
YoungTek Electronics Corp.	83,000	186,954
		78,556,942
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		102,962,022
SOFTWARE - 28.8%
Application Software - 9.3%
ANSYS, Inc. (a)	5,900	246,974
AsiaInfo Holdings, Inc. (a)	32,000	764,800
Citrix Systems, Inc. (a)	148,000	6,149,400
Concur Technologies, Inc. (a)	69,300	2,747,745
Epicor Software Corp. (a)	203,705	1,562,417
Informatica Corp. (a)	192,600	4,562,694
JDA Software Group, Inc. (a)	51,690	1,354,795
Kingdee International Software Group Co. Ltd.	13,588,000	3,360,269
Longtop Financial Technologies Ltd. ADR (a)	46,800	1,622,088
Manhattan Associates, Inc. (a)	14,412	302,220
Mentor Graphics Corp. (a)	113,900	913,478
MicroStrategy, Inc. Class A (a)	22,660	2,123,695
Nuance Communications, Inc. (a)	210,900	3,167,718
Parametric Technology Corp. (a)	254,700	4,217,832
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Pegasystems, Inc.	50,500	$ 1,679,125
Salesforce.com, Inc. (a)	133,100	8,458,505
Smith Micro Software, Inc. (a)	84,400	654,100
SolarWinds, Inc.	2,700	52,461
SuccessFactors, Inc. (a)	212,200	3,458,860
Synchronoss Technologies, Inc. (a)	69,848	1,170,652
Synopsys, Inc. (a)	100	2,127
Taleo Corp. Class A (a)	103,788	2,107,934
TIBCO Software, Inc. (a)	282,900	2,534,784
Ulticom, Inc.	79,731	765,418
VanceInfo Technologies, Inc. ADR (a)	22,000	352,660
		54,332,751
Home Entertainment Software - 0.5%
Activision Blizzard, Inc. (a)	114,000	1,158,240
Changyou.com Ltd. (A Shares) ADR	800	26,872
Giant Interactive Group, Inc. ADR	79,211	579,825
NCsoft Corp.	12,016	1,353,083
Neowiz Games Corp.	3,456	95,727
		3,213,747
Systems Software - 19.0%
Ariba, Inc. (a)	139,707	1,758,911
BMC Software, Inc. (a)	315,200	12,179,328
Check Point Software Technologies Ltd. (a)	1,700	54,366
CommVault Systems, Inc. (a)	33,100	701,389
Fortinet, Inc.	10,401	179,209
Insyde Software Corp.	209,539	845,629
Microsoft Corp.	2,222,375	62,626,529
Oracle Corp.	942,558	21,735,387
Red Hat, Inc. (a)	243,000	6,614,460
Rovi Corp. (a)	30,500	880,535
Symantec Corp. (a)	14,300	242,385
VMware, Inc. Class A (a)	80,426	3,652,145
		111,470,273
TOTAL SOFTWARE		169,016,771
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	22,000	933,900
Crown Castle International Corp. (a)	25,100	927,194
SBA Communications Corp. Class A (a)	27,047	894,985
Sprint Nextel Corp. (a)	459,800	1,508,144
Syniverse Holdings, Inc. (a)	69,057	1,160,848
		5,425,071
TOTAL COMMON STOCKS (Cost $532,262,045)		581,238,573
Convertible Bonds - 0.2%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	$ 1,037,082
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.17% (e)	6,122,884	6,122,884
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	6,267,263	6,267,263
TOTAL MONEY MARKET FUNDS (Cost $12,390,147)		12,390,147
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $545,922,192)	594,665,802
NET OTHER ASSETS - (1.3)%	(7,522,569)
NET ASSETS - 100%	$ 587,143,233
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $86,214 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $355,644 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
China Security & Surveillance Technology, Inc. warrants 8/25/10	8/25/09	$ 4
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,846
Fidelity Securities Lending Cash Central Fund	78,852
Total	$ 80,698
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 581,238,573	$ 569,983,503	$ 10,934,110	$ 320,960
Convertible Bonds	1,037,082	-	1,037,082	-
Money Market Funds	12,390,147	12,390,147	-	-
Total Investments in Securities:	$ 594,665,802	$ 582,373,650	$ 11,971,192	$ 320,960
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 320,960
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 320,960
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.7%
Cayman Islands	4.0%
Taiwan	3.2%
China	2.3%
Singapore	1.8%
Bermuda	1.6%
Canada	1.6%
Netherlands	1.4%
Japan	1.4%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information

At July 31, 2009, the fund had a capital loss carryforward of approximately $1,522,364,216 of which $889,719,837, $499,806,783 and $132,837,596 will expire on July 31, 2010, 2011 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $110,337,017 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,795,545) - See accompanying schedule: Unaffiliated issuers (cost $533,532,045)	$ 582,275,655
Fidelity Central Funds (cost $12,390,147)	12,390,147
Total Investments (cost $545,922,192)		$ 594,665,802
Cash		83,820
Foreign currency held at value (cost $23)		23
Receivable for investments sold		7,098,787
Receivable for fund shares sold		679,783
Dividends receivable		57,369
Interest receivable		785
Distributions receivable from Fidelity Central Funds		10,739
Prepaid expenses		2,084
Other receivables		47,891
Total assets		602,647,083

Liabilities
Payable for investments purchased	$ 6,664,202
Payable for fund shares redeemed	1,818,837
Accrued management fee	296,894
Distribution fees payable	227,784
Other affiliated payables	195,975
Other payables and accrued expenses	32,895
Collateral on securities loaned, at value	6,267,263
Total liabilities		15,503,850

Net Assets		$ 587,143,233
Net Assets consist of:
Paid in capital		$ 2,109,828,793
Accumulated net investment loss		(2,207,064)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,569,214,212)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		48,735,716
Net Assets		$ 587,143,233

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($294,903,191 ÷ 16,359,545 shares)	$ 18.03

Maximum offering price per share (100/94.25 of $18.03)	$ 19.13
Class T: Net Asset Value and redemption price per share ($161,772,737 ÷ 9,238,003 shares)	$ 17.51

Maximum offering price per share (100/96.50 of $17.51)	$ 18.15
Class B: Net Asset Value and offering price per share ($31,087,872 ÷ 1,890,969 shares)A	$ 16.44

Class C: Net Asset Value and offering price per share ($65,483,188 ÷ 3,965,726 shares)A	$ 16.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,896,245 ÷ 1,805,482 shares)	$ 18.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 1,163,814
Interest		170,630
Income from Fidelity Central Funds (including $78,852 from security lending)		80,698
Total income		1,415,142

Expenses
Management fee	$ 1,636,534
Transfer agent fees	1,003,399
Distribution fees	1,261,156
Accounting and security lending fees	115,296
Custodian fees and expenses	45,127
Independent trustees' compensation	1,783
Registration fees	51,271
Audit	28,611
Legal	2,650
Interest	52
Miscellaneous	4,570
Total expenses before reductions	4,150,449
Expense reductions	(102,715)	4,047,734
Net investment income (loss)		(2,632,592)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	72,881,270
Foreign currency transactions	(8,557)
Capital gain distributions from Fidelity Central Funds	1,063
Total net realized gain (loss)		72,873,776
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,983,619)
Assets and liabilities in foreign currencies	(8,946)
Total change in net unrealized appreciation (depreciation)		(6,992,565)
Net gain (loss)		65,881,211
Net increase (decrease) in net assets resulting from operations		$ 63,248,619

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,632,592)	$ (112,131)
Net realized gain (loss)	72,873,776	(206,821,306)
Change in net unrealized appreciation (depreciation)	(6,992,565)	162,039,261
Net increase (decrease) in net assets resulting from operations	63,248,619	(44,894,176)
Share transactions - net increase (decrease)	1,764,420	(14,948,367)
Redemption fees	17,539	15,958
Total increase (decrease) in net assets	65,030,578	(59,826,585)

Net Assets
Beginning of period	522,112,655	581,939,240
End of period (including accumulated net investment loss of $2,207,064 and undistributed net investment income of $425,528, respectively)	$ 587,143,233	$ 522,112,655

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.03	$ 17.04	$ 20.55	$ 15.59	$ 16.16	$ 13.98
Income from Investment Operations
Net investment income (loss) E	(.07)	.02 H	(.10)	(.17)	(.15)	.02 I
Net realized and unrealized gain (loss)	2.07	(1.03)	(3.41)	5.13	(.42)	2.24
Total from investment operations	2.00	(1.01)	(3.51)	4.96	(.57)	2.26
Distributions from net investment income	-	-	-	-	-	(.08)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 18.03	$ 16.03	$ 17.04	$ 20.55	$ 15.59	$ 16.16
Total Return B, C, D	12.48%	(5.93)%	(17.08)%	31.82%	(3.53)%	16.20%
Ratios to Average Net Assets F, J
Expenses before reductions	1.24% A	1.23%	1.21%	1.25%	1.30%	1.37%
Expenses net of fee waivers, if any	1.24% A	1.23%	1.21%	1.25%	1.30%	1.37%
Expenses net of all reductions	1.21% A	1.22%	1.19%	1.24%	1.20%	1.26%
Net investment income (loss)	(.72)% A	.17% H	(.49)%	(.91)%	(.88)%	.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 294,903	$ 258,433	$ 275,117	$ 309,105	$ 189,054	$ 144,970
Portfolio turnover rate G	133% A	225%	214%	208%	258%	180%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. I Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 16.62	$ 20.09	$ 15.28	$ 15.88	$ 13.76
Income from Investment Operations
Net investment income (loss) E	(.09)	(.01) H	(.14)	(.21)	(.19)	(.02) I
Net realized and unrealized gain (loss)	2.01	(1.02)	(3.33)	5.02	(.41)	2.21
Total from investment operations	1.92	(1.03)	(3.47)	4.81	(.60)	2.19
Distributions from net investment income	-	-	-	-	-	(.07)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 17.51	$ 15.59	$ 16.62	$ 20.09	$ 15.28	$ 15.88
Total Return B, C, D	12.32%	(6.20)%	(17.27)%	31.48%	(3.78)%	15.94%
Ratios to Average Net Assets F, J
Expenses before reductions	1.50% A	1.49%	1.46%	1.51%	1.55%	1.60%
Expenses net of fee waivers, if any	1.50% A	1.49%	1.46%	1.51%	1.55%	1.60%
Expenses net of all reductions	1.46% A	1.48%	1.45%	1.49%	1.44%	1.48%
Net investment income (loss)	(.98)% A	(.09)% H	(.74)%	(1.16)%	(1.13)%	(.11)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,773	$ 151,170	$ 173,917	$ 260,339	$ 260,966	$ 315,930
Portfolio turnover rate G	133% A	225%	214%	208%	258%	180%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 15.72	$ 19.10	$ 14.59	$ 15.24	$ 13.25
Income from Investment Operations
Net investment income (loss) E	(.12)	(.07) H	(.23)	(.28)	(.27)	(.09) I
Net realized and unrealized gain (loss)	1.89	(.98)	(3.15)	4.79	(.38)	2.12
Total from investment operations	1.77	(1.05)	(3.38)	4.51	(.65)	2.03
Distributions from net investment income	-	-	-	-	-	(.04)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 16.44	$ 14.67	$ 15.72	$ 19.10	$ 14.59	$ 15.24
Total Return B, C, D	12.07%	(6.68)%	(17.70)%	30.91%	(4.27)%	15.33%
Ratios to Average Net Assets F, J
Expenses before reductions	1.99% A	1.98%	1.96%	2.01%	2.05%	2.13%
Expenses net of fee waivers, if any	1.99% A	1.98%	1.96%	2.01%	2.05%	2.13%
Expenses net of all reductions	1.96% A	1.97%	1.94%	2.00%	1.94%	2.02%
Net investment income (loss)	(1.47)% A	(.58)% H	(1.24)%	(1.67)%	(1.63)%	(.65)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,088	$ 30,580	$ 47,294	$ 102,655	$ 192,790	$ 309,020
Portfolio turnover rate G	133% A	225%	214%	208%	258%	180%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.64)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 15.79	$ 19.18	$ 14.66	$ 15.31	$ 13.31
Income from Investment Operations
Net investment income (loss) E	(.12)	(.07) H	(.23)	(.29)	(.27)	(.08) I
Net realized and unrealized gain (loss)	1.89	(.98)	(3.16)	4.81	(.38)	2.12
Total from investment operations	1.77	(1.05)	(3.39)	4.52	(.65)	2.04
Distributions from net investment income	-	-	-	-	-	(.04)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 16.51	$ 14.74	$ 15.79	$ 19.18	$ 14.66	$ 15.31
Total Return B, C, D	12.01%	(6.65)%	(17.67)%	30.83%	(4.25)%	15.34%
Ratios to Average Net Assets F, J
Expenses before reductions	1.99% A	1.98%	1.96%	2.01%	2.05%	2.10%
Expenses net of fee waivers, if any	1.99% A	1.98%	1.96%	2.01%	2.05%	2.10%
Expenses net of all reductions	1.96% A	1.97%	1.94%	1.99%	1.94%	1.99%
Net investment income (loss)	(1.47)% A	(.58)% H	(1.24)%	(1.66)%	(1.63)%	(.61)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,483	$ 55,645	$ 63,590	$ 86,974	$ 82,835	$ 108,287
Portfolio turnover rate G	133% A	225%	214%	208%	258%	180%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.67	$ 17.68	$ 21.26	$ 16.07	$ 16.60	$ 14.32
Income from Investment Operations
Net investment income (loss) D	(.04)	.06 G	(.04)	(.11)	(.09)	.09 H
Net realized and unrealized gain (loss)	2.14	(1.07)	(3.54)	5.30	(.44)	2.30
Total from investment operations	2.10	(1.01)	(3.58)	5.19	(.53)	2.39
Distributions from net investment income	-	-	-	-	-	(.11)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 18.77	$ 16.67	$ 17.68	$ 21.26	$ 16.07	$ 16.60
Total Return B, C	12.60%	(5.71)%	(16.84)%	32.30%	(3.19)%	16.73%
Ratios to Average Net Assets E, I
Expenses before reductions	.94% A	.98%	.94%	.93%	.90%	.92%
Expenses net of fee waivers, if any	.94% A	.98%	.94%	.93%	.90%	.92%
Expenses net of all reductions	.90% A	.97%	.92%	.92%	.80%	.81%
Net investment income (loss)	(.42)% A	.42% G	(.22)%	(.59)%	(.49)%	.57% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,896	$ 26,285	$ 22,021	$ 21,111	$ 11,681	$ 11,640
Portfolio turnover rate F	133% A	225%	214%	208%	258%	180%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .07%. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission
(the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, market discount, capital loss carryforwards, and losses deferred to wash sales and excise tax regulations.

Technology

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 88,149,170
Gross unrealized depreciation	(44,784,086)
Net unrealized appreciation (depreciation)	$ 43,365,084

Tax cost	$ 551,300,718

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $379,072,768 and $385,577,454, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 366,188	$ 3,567
Class T	.25%	.25%	412,310	-
Class B	.75%	.25%	162,923	122,193
Class C	.75%	.25%	319,735	32,476
			$ 1,261,156	$ 158,236

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51,710
Class T	10,200
Class B*	22,806
Class C*	1,707
$ 86,423

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 504,326.35
Class T	287,528.35
Class B	56,473.35
Class C	110,072.35
Institutional Class	45,000.29
	$ 1,003,399

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,551 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,042,000.37%		$ 52

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,110 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Technology

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $102,715 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	2,567,733	3,881,770	$ 47,062,667	$ 49,340,225
Shares redeemed	(2,330,855)	(3,900,491)	(42,481,210)	(47,190,702)
Net increase (decrease)	236,878	(18,721)	$ 4,581,457	$ 2,149,523
Class T
Shares sold	887,760	2,072,898	$ 15,740,848	$ 24,512,394
Shares redeemed	(1,345,529)	(2,840,598)	(23,220,777)	(33,936,510)
Net increase (decrease)	(457,769)	(767,700)	$ (7,479,929)	$ (9,424,116)
Class B
Shares sold	214,176	327,585	$ 3,573,195	$ 3,794,593
Shares redeemed	(407,165)	(1,251,978)	(6,703,065)	(14,128,827)
Net increase (decrease)	(192,989)	(924,393)	$ (3,129,870)	$ (10,334,234)
Class C
Shares sold	555,406	654,688	$ 9,319,120	$ 7,947,929
Shares redeemed	(365,265)	(906,545)	(6,039,782)	(10,144,084)
Net increase (decrease)	190,141	(251,857)	$ 3,279,338	$ (2,196,155)
Institutional Class
Shares sold	588,408	753,599	$ 11,338,105	$ 10,483,415
Shares redeemed	(359,829)	(422,236)	(6,824,681)	(5,626,800)
Net increase (decrease)	228,579	331,363	$ 4,513,424	$ 4,856,615

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.30%
Actual		$ 1,000.00	$ 1,046.30	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.61
Class T	1.56%
Actual		$ 1,000.00	$ 1,045.00	$ 8.04
HypotheticalA		$ 1,000.00	$ 1,017.34	$ 7.93
Class B	2.05%
Actual		$ 1,000.00	$ 1,042.20	$ 10.55
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.41
Class C	2.04%
Actual		$ 1,000.00	$ 1,041.60	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.36
Institutional Class	1.03%
Actual		$ 1,000.00	$ 1,047.70	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,020.01	$ 5.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
American Electric Power Co., Inc.	9.5	13.3
FirstEnergy Corp.	9.1	9.6
PG&E Corp.	8.8	4.9
Entergy Corp.	8.2	4.8
CenterPoint Energy, Inc.	6.9	6.2
FPL Group, Inc.	6.8	6.8
Wisconsin Energy Corp.	4.9	0.0
TECO Energy, Inc.	4.9	5.0
Alliant Energy Corp.	4.9	0.0
CMS Energy Corp.	4.9	3.4
	68.9
Top Industries (% of fund's net assets)
As of January 31, 2010
Electric Utilities	45.7%
Multi-Utilities	35.3%
Independent Power Producers & Energy Traders	12.5%
Gas Utilities	5.5%
All Others*	1.0%

As of July 31, 2009
Electric Utilities	51.3%
Multi-Utilities	29.9%
Independent Power Producers & Energy Traders	17.1%
Commercial Services & Supplies	0.9%
Electrical Equipment	0.5%
All Others*	0.3%

* Includes short-term investments and net other assets.

Utilities

Advisor Utilities Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
ELECTRIC UTILITIES - 45.7%
Electric Utilities - 45.7%
American Electric Power Co., Inc.	371,600	$ 12,875,940
Entergy Corp.	145,000	11,064,950
FirstEnergy Corp.	280,500	12,235,410
FPL Group, Inc.	188,200	9,176,632
Hawaiian Electric Industries, Inc. (c)	132,000	2,610,960
ITC Holdings Corp.	95,801	5,146,430
NV Energy, Inc.	417,100	4,804,992
Pinnacle West Capital Corp.	106,000	3,796,920
		61,712,234
GAS UTILITIES - 5.5%
Gas Utilities - 5.5%
Questar Corp.	62,100	2,575,908
UGI Corp.	196,837	4,824,475
		7,400,383
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 12.5%
Independent Power Producers & Energy Traders - 12.5%
AES Corp.	306,700	3,873,621
Calpine Corp. (a)	598,200	6,550,290
Constellation Energy Group, Inc.	199,200	6,430,176
		16,854,087
MULTI-UTILITIES - 35.3%
Multi-Utilities - 35.3%
Alliant Energy Corp.	212,300	6,623,760
CenterPoint Energy, Inc.	664,100	9,264,195
CMS Energy Corp.	436,600	6,623,222
PG&E Corp.	281,204	11,878,057

	Shares	Value
TECO Energy, Inc.	425,600	$ 6,626,592
Wisconsin Energy Corp.	136,692	6,689,706
		47,705,532
TOTAL COMMON STOCKS (Cost $131,291,472)		133,672,236
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.17% (d)	2,571,923	2,571,923
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	473,550	473,550
TOTAL MONEY MARKET FUNDS (Cost $3,045,473)		3,045,473
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $134,336,945)	136,717,709
NET OTHER ASSETS - (1.2)%	(1,682,828)
NET ASSETS - 100%	$ 135,034,881
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,482
Fidelity Securities Lending Cash Central Fund	2,560
Total	$ 4,042
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $246,849,971 of which $78,569,521, $154,412,532 and $13,867,918 will expire on July 31, 2010, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $34,108,371 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $456,918) - See accompanying schedule: Unaffiliated issuers (cost $131,291,472)	$ 133,672,236
Fidelity Central Funds (cost $3,045,473)	3,045,473
Total Investments (cost $134,336,945)		$ 136,717,709
Receivable for investments sold		9,462,882
Receivable for fund shares sold		91,819
Dividends receivable		86,744
Distributions receivable from Fidelity Central Funds		327
Prepaid expenses		551
Other receivables		10,750
Total assets		146,370,782

Liabilities
Payable for investments purchased	$ 10,240,664
Payable for fund shares redeemed	430,593
Accrued management fee	65,780
Distribution fees payable	56,085
Other affiliated payables	44,778
Other payables and accrued expenses	24,451
Collateral on securities loaned, at value	473,550
Total liabilities		11,335,901

Net Assets		$ 135,034,881
Net Assets consist of:
Paid in capital		$ 419,785,584
Distributions in excess of net investment income		(156,372)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(286,980,162)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,385,831
Net Assets		$ 135,034,881

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,523,259 ÷ 4,141,937 shares)	$ 15.58

Maximum offering price per share (100/94.25 of $15.58)	$ 16.53
Class T: Net Asset Value and redemption price per share ($33,544,839 ÷ 2,150,396 shares)	$ 15.60

Maximum offering price per share (100/96.50 of $15.60)	$ 16.17
Class B: Net Asset Value and offering price per share ($9,423,699 ÷ 610,340 shares)A	$ 15.44

Class C: Net Asset Value and offering price per share ($21,855,891 ÷ 1,422,604 shares)A	$ 15.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,687,193 ÷ 359,719 shares)	$ 15.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Utilities Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 2,628,021
Interest		2
Income from Fidelity Central Funds		4,042
Total income		2,632,065

Expenses
Management fee	$ 385,919
Transfer agent fees	241,570
Distribution fees	332,199
Accounting and security lending fees	27,139
Custodian fees and expenses	3,920
Independent trustees' compensation	433
Registration fees	34,787
Audit	25,715
Legal	1,796
Miscellaneous	1,428
Total expenses before reductions	1,054,906
Expense reductions	(23,031)	1,031,875
Net investment income (loss)		1,600,190
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,929,466
Foreign currency transactions	742
Total net realized gain (loss)		1,930,208
Change in net unrealized appreciation (depreciation) on: Investment securities	2,485,902
Assets and liabilities in foreign currencies	4,883
Total change in net unrealized appreciation (depreciation)		2,490,785
Net gain (loss)		4,420,993
Net increase (decrease) in net assets resulting from operations		$ 6,021,183

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,600,190	$ 3,120,844
Net realized gain (loss)	1,930,208	(55,782,452)
Change in net unrealized appreciation (depreciation)	2,490,785	(1,796,906)
Net increase (decrease) in net assets resulting from operations	6,021,183	(54,458,514)
Distributions to shareholders from net investment income	(3,192,007)	(2,162,549)
Share transactions - net increase (decrease)	(5,208,027)	(29,372,654)
Redemption fees	553	4,076
Total increase (decrease) in net assets	(2,378,298)	(85,989,641)

Net Assets
Beginning of period	137,413,179	223,402,820
End of period (including distributions in excess of net investment income of $156,372 and undistributed net investment income of $1,435,445, respectively)	$ 135,034,881	$ 137,413,179

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.27	$ 20.28	$ 20.74	$ 17.20	$ 15.17	$ 12.09
Income from Investment Operations
Net investment income (loss) E	.20	.35	.24	.21	.24	.28 H
Net realized and unrealized gain (loss)	.51	(5.10)	(.38)	3.56	2.06	3.01
Total from investment operations	.71	(4.75)	(.14)	3.77	2.30	3.29
Distributions from net investment income	(.40)	(.26)	(.32)	(.23)	(.27)	(.21)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.58	$ 15.27	$ 20.28	$ 20.74	$ 17.20	$ 15.17
Total Return B, C, D	4.63%	(23.44)%	(.82)%	22.14%	15.38%	27.48%
Ratios to Average Net Assets F, I
Expenses before reductions	1.30% A	1.26%	1.21%	1.27%	1.34%	1.39%
Expenses net of fee waivers, if any	1.30% A	1.26%	1.21%	1.27%	1.34%	1.39%
Expenses net of all reductions	1.26% A	1.26%	1.21%	1.26%	1.32%	1.36%
Net investment income (loss)	2.55% A	2.37%	1.11%	1.04%	1.51%	2.03% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,523	$ 66,064	$ 105,219	$ 94,842	$ 40,599	$ 29,150
Portfolio turnover rate G	204% A	247%	77%	118%	64%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.39%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.27	$ 20.26	$ 20.71	$ 17.18	$ 15.10	$ 12.04
Income from Investment Operations
Net investment income (loss) E	.18	.31	.18	.15	.19	.24 H
Net realized and unrealized gain (loss)	.51	(5.10)	(.39)	3.56	2.08	2.99
Total from investment operations	.69	(4.79)	(.21)	3.71	2.27	3.23
Distributions from net investment income	(.36)	(.20)	(.24)	(.18)	(.19)	(.17)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.60	$ 15.27	$ 20.26	$ 20.71	$ 17.18	$ 15.10
Total Return B, C, D	4.50%	(23.61)%	(1.11)%	21.74%	15.20%	27.03%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.52%	1.47%	1.54%	1.60%	1.67%
Expenses net of fee waivers, if any	1.56% A	1.52%	1.47%	1.54%	1.60%	1.67%
Expenses net of all reductions	1.52% A	1.52%	1.47%	1.54%	1.58%	1.64%
Net investment income (loss)	2.29% A	2.11%	.84%	.76%	1.25%	1.76% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,545	$ 33,989	$ 54,346	$ 62,592	$ 52,128	$ 55,683
Portfolio turnover rate G	204% A	247%	77%	118%	64%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08	$ 20.01	$ 20.40	$ 16.90	$ 14.83	$ 11.82
Income from Investment Operations
Net investment income (loss) E	.14	.24	.08	.05	.12	.17 H
Net realized and unrealized gain (loss)	.50	(5.04)	(.39)	3.52	2.03	2.95
Total from investment operations	.64	(4.80)	(.31)	3.57	2.15	3.12
Distributions from net investment income	(.28)	(.13)	(.08)	(.07)	(.08)	(.11)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.44	$ 15.08	$ 20.01	$ 20.40	$ 16.90	$ 14.83
Total Return B, C, D	4.22%	(23.97)%	(1.59)%	21.18%	14.57%	26.51%
Ratios to Average Net Assets F, I
Expenses before reductions	2.05% A	2.01%	1.96%	2.04%	2.09%	2.14%
Expenses net of fee waivers, if any	2.05% A	2.01%	1.96%	2.04%	2.09%	2.14%
Expenses net of all reductions	2.01% A	2.01%	1.95%	2.03%	2.06%	2.11%
Net investment income (loss)	1.80% A	1.62%	.36%	.27%	.76%	1.28% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,424	$ 10,634	$ 20,747	$ 43,845	$ 65,959	$ 82,577
Portfolio turnover rate G	204% A	247%	77%	118%	64%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.02	$ 19.93	$ 20.38	$ 16.91	$ 14.84	$ 11.84
Income from Investment Operations
Net investment income (loss) E	.14	.24	.08	.06	.13	.18 H
Net realized and unrealized gain (loss)	.49	(5.02)	(.39)	3.51	2.04	2.94
Total from investment operations	.63	(4.78)	(.31)	3.57	2.17	3.12
Distributions from net investment income	(.29)	(.13)	(.14)	(.10)	(.10)	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.36	$ 15.02	$ 19.93	$ 20.38	$ 16.91	$ 14.84
Total Return B, C, D	4.16%	(23.96)%	(1.58)%	21.23%	14.72%	26.48%
Ratios to Average Net Assets F, I
Expenses before reductions	2.04% A	2.01%	1.95%	1.99%	2.02%	2.07%
Expenses net of fee waivers, if any	2.04% A	2.01%	1.95%	1.99%	2.02%	2.07%
Expenses net of all reductions	2.01% A	2.01%	1.95%	1.99%	2.00%	2.04%
Net investment income (loss)	1.80% A	1.62%	.36%	.32%	.83%	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,856	$ 22,352	$ 37,387	$ 43,292	$ 32,823	$ 34,827
Portfolio turnover rate G	204% A	247%	77%	118%	64%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.51	$ 20.52	$ 20.95	$ 17.38	$ 15.31	$ 12.20
Income from Investment Operations
Net investment income (loss) D	.23	.39	.31	.29	.30	.33 G
Net realized and unrealized gain (loss)	.52	(5.17)	(.38)	3.58	2.10	3.03
Total from investment operations	.75	(4.78)	(.07)	3.87	2.40	3.36
Distributions from net investment income	(.45)	(.23)	(.36)	(.30)	(.33)	(.25)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.81	$ 15.51	$ 20.52	$ 20.95	$ 17.38	$ 15.31
Total Return B, C	4.77%	(23.24)%	(.49)%	22.54%	15.95%	27.88%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03% A	1.00%	.91%	.92%	.94%	.99%
Expenses net of fee waivers, if any	1.03% A	1.00%	.91%	.92%	.94%	.99%
Expenses net of all reductions	.99% A	1.00%	.90%	.92%	.92%	.96%
Net investment income (loss)	2.82% A	2.63%	1.41%	1.39%	1.91%	2.44% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,687	$ 4,373	$ 5,704	$ 12,822	$ 6,479	$ 1,766
Portfolio turnover rate F	204% A	247%	77%	118%	64%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.80%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Utilities

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, market discount, capital loss carryforwards, and losses deferred to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,118,601
Gross unrealized depreciation	(13,743,068)
Net unrealized appreciation (depreciation)	$ (5,624,467)

Tax cost	$ 142,342,176

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $137,612,401 and $145,244,727, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 83,589	$ 1,659
Class T	.25%	.25%	86,000	-
Class B	.75%	.25%	51,619	38,714
Class C	.75%	.25%	110,991	7,036
			$ 332,199	$ 47,409

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,290
Class T	3,450
Class B*	11,117
Class C*	473
$ 27,330

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 116,248.35
Class T	61,891.36
Class B	18,078.35
Class C	38,412.35
Institutional Class	6,941.33
	$ 241,570

* Annualized

Utilities

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $539 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $275 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,560.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23,031 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 1,700,299	$ 1,279,763
Class T	782,544	508,856
Class B	184,052	107,816
Class C	413,373	209,682
Institutional Class	111,739	56,432
Total	$ 3,192,007	$ 2,162,549

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	318,418	856,135	$ 5,058,639	$ 12,539,810
Reinvestment of distributions	96,455	73,926	1,532,368	1,138,401
Shares redeemed	(598,478)	(1,794,060)	(9,489,270)	(25,956,960)
Net increase (decrease)	(183,605)	(863,999)	$ (2,898,263)	$ (12,278,749)
Class T
Shares sold	130,816	257,339	$ 2,085,489	$ 3,753,639
Reinvestment of distributions	46,549	31,967	741,068	480,828
Shares redeemed	(252,246)	(746,038)	(3,990,532)	(10,889,452)
Net increase (decrease)	(74,881)	(456,732)	$ (1,163,975)	$ (6,654,985)
Class B
Shares sold	38,033	154,111	$ 596,720	$ 2,249,187
Reinvestment of distributions	10,581	6,919	167,054	98,250
Shares redeemed	(143,424)	(492,642)	(2,243,240)	(7,223,742)
Net increase (decrease)	(94,810)	(331,612)	$ (1,479,466)	$ (4,876,305)
Class C
Shares sold	112,885	216,794	$ 1,784,938	$ 3,077,077
Reinvestment of distributions	20,487	11,490	322,152	162,462
Shares redeemed	(199,276)	(615,787)	(3,098,449)	(8,815,385)
Net increase (decrease)	(65,904)	(387,503)	$ (991,359)	$ (5,575,846)
Institutional Class
Shares sold	170,310	137,801	$ 2,803,315	$ 1,988,698
Reinvestment of distributions	5,221	2,995	84,041	45,330
Shares redeemed	(97,698)	(136,905)	(1,562,320)	(2,020,797)
Net increase (decrease)	77,833	3,891	$ 1,325,036	$ 13,231

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Utilities

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. †

Boston, MA

State Street Bank and Trust ††

Quincy, MA

† Custodian for Fidelity Advisor Energy Fund only.

†† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund only.

AFOC-USAN-0310
1.789279.107

Fidelity Advisor

Focus Funds®

Institutional Class

Biotechnology

Communications Equipment

Consumer Discretionary

Electronics

Energy

Financial Services

Health Care

Industrials

Technology

Utilities

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Biotechnology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Communications Equipment	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Consumer Discretionary	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Energy	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Industrials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Technology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Utilities	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,001.40	$ 7.06
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,000.00	$ 8.32
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 998.50	$ 10.83
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 998.50	$ 10.83
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.13%
Actual		$ 1,000.00	$ 1,004.20	$ 5.71
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	20.9	21.5
Gilead Sciences, Inc.	6.8	5.5
Alexion Pharmaceuticals, Inc.	6.0	6.8
Vertex Pharmaceuticals, Inc.	4.4	4.7
Acorda Therapeutics, Inc.	4.3	3.3
United Therapeutics Corp.	4.3	5.0
Biogen Idec, Inc.	4.3	8.5
Genzyme Corp.	4.2	3.7
Cephalon, Inc.	4.1	3.5
BioMarin Pharmaceutical, Inc.	3.8	2.5
	63.1
Top Industries (% of fund's net assets)
As of January 31, 2010
Biotechnology	93.1%
Pharmaceuticals	6.7%
Health Care Equipment & Supplies	0.5%
All Others †	(0.3)%

As of July 31, 2009
Biotechnology	92.5%
Pharmaceuticals	6.7%
Life Sciences Tools & Services	0.5%
Health Care Equipment & Supplies	0.3%
All Others*	0.0%

† Short-term investments and net other assets are not included in the pie chart.
* Includes short-term investments and net other assets.

Biotechnology

Advisor Biotechnology Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
BIOTECHNOLOGY - 92.9%
Biotechnology - 92.9%
Abraxis BioScience, Inc. (a)	3,109	$ 127,003
Acadia Pharmaceuticals, Inc. (a)	15,574	19,468
Acorda Therapeutics, Inc. (a)	80,016	2,238,848
Affymax, Inc. (a)	12,304	258,384
Alexion Pharmaceuticals, Inc. (a)	66,408	3,079,339
Alkermes, Inc. (a)	35,861	392,319
Allos Therapeutics, Inc. (a)(c)	108,330	786,476
Alnylam Pharmaceuticals, Inc. (a)(c)	8,900	150,410
AMAG Pharmaceuticals, Inc. (a)(c)	7,500	329,850
Amgen, Inc. (a)	184,375	10,782,248
Amylin Pharmaceuticals, Inc. (a)(c)	35,000	629,300
Anadys Pharmaceuticals, Inc. (a)	20,555	41,521
Antigenics, Inc. (a)(c)	53,000	39,856
Antigenics, Inc. warrants 1/9/18 (a)(e)	452,000	309,315
Arena Pharmaceuticals, Inc. (a)(c)	31,420	98,030
Biogen Idec, Inc. (a)	40,826	2,193,989
BioMarin Pharmaceutical, Inc. (a)	99,966	1,942,339
Celera Corp. (a)	28,200	189,786
Celgene Corp. (a)	22,215	1,261,368
Cephalon, Inc. (a)	32,694	2,087,185
Cepheid, Inc. (a)	6,000	88,140
Clinical Data, Inc. (a)(c)	19,584	301,006
Cubist Pharmaceuticals, Inc. (a)	3,692	75,649
Dendreon Corp. (a)(c)	59,700	1,653,690
Enzon Pharmaceuticals, Inc. (a)(c)	16,900	168,493
Exelixis, Inc. (a)	33,100	219,453
Facet Biotech Corp. (a)	14,600	229,950
Genomic Health, Inc. (a)	2,100	34,713
Genzyme Corp. (a)	39,832	2,161,284
Gilead Sciences, Inc. (a)	72,502	3,499,672
Halozyme Therapeutics, Inc. (a)	9,910	53,712
Human Genome Sciences, Inc. (a)(c)	53,508	1,416,357
ImmunoGen, Inc. (a)	1,000	6,990
Incyte Corp. (a)(c)	49,995	533,947
InterMune, Inc.	22,917	357,734
Isis Pharmaceuticals, Inc. (a)	37,900	422,964
Lexicon Pharmaceuticals, Inc. (a)(c)	164,993	293,688
Ligand Pharmaceuticals, Inc. Class B (a)	23,700	41,949
MannKind Corp. (a)(c)	20,600	208,472
Martek Biosciences (a)	2,900	62,466
Medivation, Inc. (a)(c)	22,829	759,977
Micromet, Inc. (a)(c)	8,200	63,714
Momenta Pharmaceuticals, Inc. (a)(c)	21,729	317,026
Myriad Genetics, Inc. (a)	24,324	571,614
Myriad Pharmaceuticals, Inc. (a)	302	1,410
ONYX Pharmaceuticals, Inc. (a)	4,848	139,428
OSI Pharmaceuticals, Inc. (a)	9,203	314,927

	Shares	Value
PDL BioPharma, Inc. (c)	19,188	$ 122,803
Pharmasset, Inc. (a)	12,442	260,038
Progenics Pharmaceuticals, Inc. (a)	4,500	20,250
Regeneron Pharmaceuticals, Inc. (a)	22,449	598,490
Rigel Pharmaceuticals, Inc. (a)	24,029	197,278
Sangamo Biosciences, Inc. (a)(c)	7,098	39,039
Savient Pharmaceuticals, Inc. (a)	17,955	230,363
Seattle Genetics, Inc. (a)	23,121	238,609
Sinovac Biotech Ltd. (a)	11,700	70,200
Targacept, Inc. (a)	15,109	316,534
Theratechnologies, Inc. (a)	1,900	8,245
United Therapeutics Corp. (a)	36,904	2,198,371
Vanda Pharmaceuticals, Inc. (a)(c)	28,500	285,285
Vertex Pharmaceuticals, Inc. (a)	58,704	2,254,234
Zymogenetics, Inc. (a)	8,495	48,167
		47,843,365
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Health Care Equipment - 0.2%
Alsius Corp. (a)	14,200	582
Aradigm Corp. (a)	21,800	3,052
Delcath Systems, Inc. (a)(c)	16,000	68,960
		72,594
Health Care Supplies - 0.3%
Quidel Corp. (a)	11,170	148,338
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		220,932
PHARMACEUTICALS - 6.7%
Pharmaceuticals - 6.7%
Adolor Corp. (a)	28,099	44,115
Akorn, Inc. (a)	54,479	86,622
Alexza Pharmaceuticals, Inc. (a)	6,581	17,111
Auxilium Pharmaceuticals, Inc. (a)	47,258	1,330,785
Biodel, Inc. (a)	95,569	383,232
Cadence Pharmaceuticals, Inc. (a)(c)	12,900	128,484
Elan Corp. PLC sponsored ADR (a)	72,250	538,263
Inspire Pharmaceuticals, Inc. (a)	1,370	7,549
Jazz Pharmaceuticals, Inc. (a)	6,435	60,489
Optimer Pharmaceuticals, Inc. (a)(c)	25,988	320,172
ViroPharma, Inc. (a)	35,188	347,657
XenoPort, Inc. (a)	9,900	182,952
		3,447,431
TOTAL COMMON STOCKS (Cost $46,722,753)		51,511,728
Convertible Bonds - 0.2%
	Principal Amount	Value
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
OSI Pharmaceuticals, Inc. 3.25% 9/8/23 (Cost $107,443)	$ 130,000	$ 123,825
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.17% (d)	410,736	410,736
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	3,008,845	3,008,845
TOTAL MONEY MARKET FUNDS (Cost $3,419,581)		3,419,581
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $50,249,777)	55,055,134
NET OTHER ASSETS - (6.9)%	(3,569,237)
NET ASSETS - 100%	$ 51,485,897
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $309,315 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 563,722
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 319
Fidelity Securities Lending Cash Central Fund	22,194
Total	$ 22,513
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 51,511,728	$ 51,201,831	$ 309,315	$ 582
Convertible Bonds	123,825	-	123,825	-
Money Market Funds	3,419,581	3,419,581	-	-
Total Investments in Securities	$ 55,055,134	$ 54,621,412	$ 433,140	$ 582
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(270)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	852
Ending Balance	$ 582
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ (270)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $4,539,063 all of which will expire on July 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,897,800) - See accompanying schedule: Unaffiliated issuers (cost $46,830,196)	$ 51,635,553
Fidelity Central Funds (cost $3,419,581)	3,419,581
Total Investments (cost $50,249,777)		$ 55,055,134
Receivable for investments sold		2,210,133
Receivable for fund shares sold		86,735
Interest receivable		1,667
Distributions receivable from Fidelity Central Funds		2,577
Prepaid expenses		213
Other receivables		682
Total assets		57,357,141

Liabilities
Payable for investments purchased	$ 2,700,396
Payable for fund shares redeemed	71,817
Accrued management fee	26,146
Distribution fees payable	24,344
Other affiliated payables	15,973
Other payables and accrued expenses	23,723
Collateral on securities loaned, at value	3,008,845
Total liabilities		5,871,244

Net Assets		$ 51,485,897
Net Assets consist of:
Paid in capital		$ 53,140,878
Accumulated net investment loss		(347,860)
Accumulated undistributed net realized gain (loss) on investments		(6,112,478)
Net unrealized appreciation (depreciation) on investments		4,805,357
Net Assets		$ 51,485,897

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,619,146 ÷ 2,821,050 shares)	$ 6.95

Maximum offering price per share (100/94.25 of $6.95)	$ 7.37
Class T: Net Asset Value and redemption price per share ($12,167,573 ÷ 1,793,425 shares)	$ 6.78

Maximum offering price per share (100/96.50 of $6.78)	$ 7.03
Class B: Net Asset Value and offering price per share ($6,497,822 ÷ 1,005,386 shares)A	$ 6.46

Class C: Net Asset Value and offering price per share ($11,615,820 ÷ 1,796,823 shares)A	$ 6.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,585,536 ÷ 221,746 shares)	$ 7.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Special dividends		$ 73,514
Interest		2,698
Income from Fidelity Central Funds (including $22,194 from security lending)		22,513
Total income		98,725

Expenses
Management fee	$ 145,821
Transfer agent fees	92,536
Distribution fees	148,329
Accounting and security lending fees	10,440
Custodian fees and expenses	6,412
Independent trustees' compensation	160
Registration fees	44,035
Audit	22,247
Legal	237
Miscellaneous	507
Total expenses before reductions	470,724
Expense reductions	(24,044)	446,680
Net investment income (loss)		(347,955)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(799,549)
Change in net unrealized appreciation (depreciation) on investment securities		1,034,158
Net gain (loss)		234,609
Net increase (decrease) in net assets resulting from operations		$ (113,346)

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (347,955)	$ (837,247)
Net realized gain (loss)	(799,549)	(282,180)
Change in net unrealized appreciation (depreciation)	1,034,158	(7,383,033)
Net increase (decrease) in net assets resulting from operations	(113,346)	(8,502,460)
Share transactions - net increase (decrease)	(3,318,909)	4,533,971
Redemption fees	411	29,559
Total increase (decrease) in net assets	(3,431,844)	(3,938,930)

Net Assets
Beginning of period	54,917,741	58,856,671
End of period (including accumulated net investment loss of $347,860 and undistributed net investment income of $95, respectively)	$ 51,485,897	$ 54,917,741

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.94	$ 7.81	$ 7.23	$ 6.81	$ 6.80	$ 6.00
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.08)	(.09) I	(.09)	(.09)	(.08) J
Net realized and unrealized gain (loss)	.04	(.79)	1.20	.51	.10	.88
Total from investment operations	.01	(.87)	1.11	.42	.01	.80
Distributions from net realized gain	-	-	(.53)	-	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 6.95	$ 6.94	$ 7.81	$ 7.23	$ 6.81	$ 6.80
Total Return B, C, D	.14%	(11.14)%	15.95%	6.17%	.15%	13.33%
Ratios to Average Net Assets F, K
Expenses before reductions	1.48% A	1.40%	1.37%	1.42%	1.48%	1.56%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.37%	1.40%	1.40%	1.45%
Expenses net of all reductions	1.39% A	1.40%	1.37%	1.40%	1.37%	1.43%
Net investment income (loss)	(1.02)% A, H	(1.27)%	(1.24)% I	(1.25)%	(1.29)%	(1.36)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,619	$ 19,858	$ 18,249	$ 13,081	$ 12,539	$ 11,022
Portfolio turnover rate G	115% A	73%	132%	120%	62%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.01 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.30)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.33)%. J Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.37)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.78	$ 7.65	$ 7.11	$ 6.71	$ 6.72	$ 5.95
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.09)	(.11) I	(.11)	(.11)	(.10) J
Net realized and unrealized gain (loss)	.04	(.78)	1.18	.51	.10	.87
Total from investment operations	-	(.87)	1.07	.40	(.01)	.77
Distributions from net realized gain	-	-	(.53)	-	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 6.78	$ 6.78	$ 7.65	$ 7.11	$ 6.71	$ 6.72
Total Return B, C, D	-%	(11.37)%	15.64%	5.96%	(.15)%	12.94%
Ratios to Average Net Assets F, K
Expenses before reductions	1.77% A	1.71%	1.69%	1.75%	1.79%	1.93%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.70%
Expenses net of all reductions	1.65% A	1.65%	1.65%	1.65%	1.62%	1.68%
Net investment income (loss)	(1.27)% A, H	(1.52)%	(1.53)% I	(1.49)%	(1.54)%	(1.61)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,168	$ 13,356	$ 15,123	$ 13,008	$ 13,808	$ 14,177
Portfolio turnover rate G	115% A	73%	132%	120%	62%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.01 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.55)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. J Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 7.34	$ 6.88	$ 6.52	$ 6.56	$ 5.84
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12)	(.14) I	(.14)	(.14)	(.13) J
Net realized and unrealized gain (loss)	.05	(.75)	1.13	.50	.10	.85
Total from investment operations	(.01)	(.87)	.99	.36	(.04)	.72
Distributions from net realized gain	-	-	(.53)	-	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 6.46	$ 6.47	$ 7.34	$ 6.88	$ 6.52	$ 6.56
Total Return B, C, D	(.15)%	(11.85)%	14.96%	5.52%	(.61)%	12.33%
Ratios to Average Net Assets F, K
Expenses before reductions	2.23% A	2.15%	2.12%	2.17%	2.23%	2.33%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.12%	2.15%	2.15%	2.19%
Expenses net of all reductions	2.15% A	2.15%	2.12%	2.15%	2.12%	2.18%
Net investment income (loss)	(1.77)% A, H	(2.02)%	(2.00)% I	(1.99)%	(2.04)%	(2.11)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,498	$ 7,377	$ 11,044	$ 12,656	$ 14,938	$ 16,921
Portfolio turnover rate G	115% A	73%	132%	120%	62%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.01 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (2.05)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. J Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 7.34	$ 6.88	$ 6.52	$ 6.57	$ 5.84
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12)	(.13) I	(.14)	(.14)	(.13) J
Net realized and unrealized gain (loss)	.05	(.75)	1.12	.50	.09	.86
Total from investment operations	(.01)	(.87)	.99	.36	(.05)	.73
Distributions from net realized gain	-	-	(.53)	-	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 6.46	$ 6.47	$ 7.34	$ 6.88	$ 6.52	$ 6.57
Total Return B, C, D	(.15)%	(11.85)%	14.96%	5.52%	(.76)%	12.50%
Ratios to Average Net Assets F, K
Expenses before reductions	2.23% A	2.15%	2.12%	2.16%	2.17%	2.24%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.12%	2.15%	2.15%	2.19%
Expenses net of all reductions	2.14% A	2.15%	2.12%	2.15%	2.12%	2.18%
Net investment income (loss)	(1.77)% A, H	(2.02)%	(2.00)% I	(1.99)%	(2.04)%	(2.11)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,616	$ 12,426	$ 13,323	$ 11,813	$ 13,787	$ 12,538
Portfolio turnover rate G	115% A	73%	132%	120%	62%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.01 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (2.05)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. J Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.12	$ 8.00	$ 7.37	$ 6.91	$ 6.89	$ 6.06
Income from Investment Operations
Net investment income (loss) D	(.03) G	(.06)	(.07) H	(.07)	(.07)	(.06) I
Net realized and unrealized gain (loss)	.06	(.82)	1.23	.53	.09	.89
Total from investment operations	.03	(.88)	1.16	.46	.02	.83
Distributions from net realized gain	-	-	(.53)	-	-	-
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 7.15	$ 7.12	$ 8.00	$ 7.37	$ 6.91	$ 6.89
Total Return B, C	.42%	(11.00)%	16.35%	6.66%	.29%	13.70%
Ratios to Average Net Assets E, J
Expenses before reductions	1.13% A	1.11%	1.06%	1.06%	1.05%	1.10%
Expenses net of fee waivers, if any	1.13% A	1.11%	1.06%	1.06%	1.05%	1.10%
Expenses net of all reductions	1.13% A	1.11%	1.06%	1.06%	1.03%	1.09%
Net investment income (loss)	(.75)% A, G	(.98)%	(.94)% H	(.91)%	(.94)%	(1.02)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,586	$ 1,901	$ 1,117	$ 991	$ 1,268	$ 1,243
Portfolio turnover rate F	115% A	73%	132%	120%	62%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects special dividends which amounted to $.01 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.03)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. I Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,170,370
Gross unrealized depreciation	(4,292,214)
Net unrealized appreciation (depreciation)	$ 3,878,156

Tax cost	$ 51,176,978

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Biotechnology

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $29,698,757 and $33,215,186, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 24,392	$ 74
Class T	.25%	.25%	31,364	-
Class B	.75%	.25%	33,870	25,446
Class C	.75%	.25%	58,703	8,815
			$ 148,329	$ 34,335

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,074
Class T	3,310
Class B*	8,581
Class C*	678
$ 18,643

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33,778.35
Class T	24,568.39
Class B	11,811.35
Class C	20,407.35
Institutional Class	1,972.25
	$ 92,536

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $383 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $105 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 7,676
Class T	1.65%	7,647
Class B	2.15%	2,645
Class C	2.15%	4,664
		$ 22,632

Biotechnology

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,412 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	426,216	2,341,295	$ 2,899,468	$ 15,410,062
Shares redeemed	(467,676)	(1,815,151)	(3,145,068)	(11,129,933)
Net increase (decrease)	(41,460)	526,144	$ (245,600)	$ 4,280,129
Class T
Shares sold	167,854	826,391	$ 1,114,756	$ 5,258,554
Shares redeemed	(345,484)	(832,503)	(2,262,400)	(5,110,823)
Net increase (decrease)	(177,630)	(6,112)	$ (1,147,644)	$ 147,731
Class B
Shares sold	91,901	365,766	$ 579,620	$ 2,311,576
Shares redeemed	(226,477)	(730,232)	(1,416,559)	(4,256,288)
Net increase (decrease)	(134,576)	(364,466)	$ (836,939)	$ (1,944,712)
Class C
Shares sold	172,141	793,743	$ 1,078,601	$ 5,016,886
Shares redeemed	(295,043)	(688,414)	(1,857,592)	(3,988,392)
Net increase (decrease)	(122,902)	105,329	$ (778,991)	$ 1,028,494
Institutional Class
Shares sold	45,061	390,521	$ 317,311	$ 2,696,069
Shares redeemed	(90,262)	(263,268)	(627,046)	(1,673,740)
Net increase (decrease)	(45,201)	127,253	$ (309,735)	$ 1,022,329

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,041.20	$ 7.20
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,039.30	$ 8.48
Hypothetical A		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,036.60	$ 11.04
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,036.70	$ 11.04
Hypothetical A		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,041.60	$ 5.92
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	13.5	16.0
QUALCOMM, Inc.	9.7	10.8
Research In Motion Ltd.	6.0	0.1
Juniper Networks, Inc.	5.3	4.7
Polycom, Inc.	4.6	1.9
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.2	0.2
Motorola, Inc.	3.8	3.4
F5 Networks, Inc.	2.7	2.1
Brocade Communications Systems, Inc.	2.7	1.8
Adtran, Inc.	2.6	3.2
	55.1
Top Industries (% of fund's net assets)
As of January 31, 2010
Communications Equipment	79.8%
Semiconductors & Semiconductor Equipment	6.7%
Wireless Telecommunication Services	4.0%
Electronic Equipment & Components	3.2%
Internet Software & Services	2.1%
All Others*	4.2%

As of July 31, 2009
Communications Equipment	75.1%
Semiconductors & Semiconductor Equipment	9.2%
Software	6.2%
Internet Software & Services	2.8%
Wireless Telecommunication Services	2.5%
All Others*	4.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Communications Equipment Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 79.7%
Communications Equipment - 79.7%
Acme Packet, Inc. (a)	26,640	$ 275,724
ADC Telecommunications, Inc. (a)	22,700	120,537
Adtran, Inc.	16,383	347,320
ADVA AG Optical Networking (a)	7,013	24,128
Alcatel-Lucent SA sponsored ADR (a)	2,100	6,993
Arris Group, Inc. (a)	2,571	25,813
Aruba Networks, Inc. (a)	4,951	51,441
Aviat Networks, Inc. (a)	5,667	40,746
BigBand Networks, Inc. (a)	10,500	32,970
Blue Coat Systems, Inc. (a)	7,000	172,550
Brocade Communications Systems, Inc. (a)	51,909	356,615
BYD Electronic International Co. Ltd. (a)	24,000	20,309
Ceragon Networks Ltd. (a)	7,300	86,067
Ciena Corp. (a)	3,059	39,002
Cisco Systems, Inc. (a)	80,569	1,810,382
CommScope, Inc. (a)	12,600	342,846
Comverse Technology, Inc. (a)	3,806	36,195
DragonWave, Inc. (a)	8,400	94,110
EchoStar Holding Corp. Class A (a)	2,120	40,704
EMCORE Corp. (a)	4,600	4,370
Emulex Corp. (a)	16,000	179,840
Extreme Networks, Inc. (a)	15,600	38,532
F5 Networks, Inc. (a)	7,330	362,322
Finisar Corp. (a)	8,312	85,614
Harmonic, Inc. (a)	34,700	210,629
Infinera Corp. (a)	1,700	11,645
Ixia (a)	4,000	29,680
JDS Uniphase Corp. (a)	23,013	180,882
Juniper Networks, Inc. (a)	28,814	715,452
Motorola, Inc.	83,200	511,680
Oclaro, Inc. (a)	7,194	11,870
Oplink Communications, Inc. (a)	3,274	48,619
Opnext, Inc. (a)	15,501	29,297
Palm, Inc. (a)	1,700	17,663
Polycom, Inc. (a)	27,300	612,339
QUALCOMM, Inc.	33,320	1,305,811
Research In Motion Ltd. (a)	12,700	799,592
Riverbed Technology, Inc. (a)	7,779	174,405
Sandvine Corp. (a)	18,400	22,370
Sandvine Corp. (U.K.) (a)	56,400	68,932
ShoreTel, Inc. (a)	13,604	72,237
Sierra Wireless, Inc. (a)	12,100	133,527
Sonus Networks, Inc. (a)	15,367	32,424
Tekelec (a)	15,500	232,190
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	58,300	564,344
Tellabs, Inc.	46,967	301,998
		10,682,716

	Shares	Value
COMPUTERS & PERIPHERALS - 0.0%
Computer Hardware - 0.0%
Compal Electronics, Inc.	28	$ 39
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc.	100	1,598
ELECTRONIC EQUIPMENT & COMPONENTS - 3.2%
Electronic Components - 0.6%
BYD Co. Ltd. (H Shares) (a)	3,500	25,651
Prime View International Co. Ltd. (a)	16,000	29,332
Universal Display Corp. (a)	2,800	31,556
		86,539
Electronic Manufacturing Services - 2.6%
Benchmark Electronics, Inc. (a)	1,900	34,618
Flextronics International Ltd. (a)	4,000	25,360
Foxconn International Holdings Ltd. (a)	2,000	2,130
Plexus Corp.	1,000	34,010
SMART Modular Technologies (WWH), Inc. (a)	4,416	26,849
Trimble Navigation Ltd. (a)	9,719	222,468
		345,435
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		431,974
INTERNET SOFTWARE & SERVICES - 2.1%
Internet Software & Services - 2.1%
Equinix, Inc. (a)	300	28,869
NetEase.com, Inc. sponsored ADR (a)	200	6,560
Sina Corp. (a)	900	32,544
Tencent Holdings Ltd.	4,100	76,677
VeriSign, Inc. (a)	5,800	132,878
		277,528
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
NeuStar, Inc. Class A (a)	700	15,722
IT Consulting & Other Services - 0.0%
Yucheng Technologies Ltd. (a)	1,200	4,260
TOTAL IT SERVICES		19,982
MEDIA - 0.6%
Advertising - 0.3%
VisionChina Media, Inc. ADR (a)	4,700	40,843
Cable & Satellite - 0.3%
Virgin Media, Inc.	3,050	43,280
TOTAL MEDIA		84,123
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
Semiconductor Equipment - 0.4%
Tessera Technologies, Inc. (a)	2,900	49,793
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - 6.3%
Actel Corp. (a)	451	$ 4,970
Altera Corp.	1,200	25,584
Applied Micro Circuits Corp. (a)	2,758	20,216
ARM Holdings PLC sponsored ADR	1,600	14,512
Avago Technologies Ltd.	3,500	60,830
Cavium Networks, Inc. (a)	10,554	228,072
Ceva, Inc. (a)	2,900	34,481
Conexant Systems, Inc. (a)	1,280	4,890
CSR PLC (a)	7,686	54,884
Exar Corp. (a)	143	1,005
Hittite Microwave Corp. (a)	2,300	85,514
Ikanos Communications, Inc. (a)	3,985	8,568
Infineon Technologies AG (a)	2,376	12,949
Lattice Semiconductor Corp. (a)	6,700	17,353
LSI Corp. (a)	2,300	11,477
Microsemi Corp. (a)	449	6,708
Netlogic Microsystems, Inc. (a)	1,516	62,095
Omnivision Technologies, Inc. (a)	1,000	12,900
ON Semiconductor Corp. (a)	7,285	52,525
Pericom Semiconductor Corp. (a)	1,700	14,960
Pixelplus Co. Ltd. ADR (a)	900	333
PLX Technology, Inc. (a)	900	3,996
PMC-Sierra, Inc. (a)	3,100	24,645
Silicon Storage Technology, Inc. (a)	1,200	3,204
Standard Microsystems Corp. (a)	1,200	23,940
TriQuint Semiconductor, Inc. (a)	5,000	30,000
Xilinx, Inc.	900	21,222
		841,833
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		891,626
SOFTWARE - 2.0%
Application Software - 1.4%
Citrix Systems, Inc. (a)	1,592	66,148
KongZhong Corp. sponsored ADR (a)	100	847
NetScout Systems, Inc. (a)	1,200	16,848
Smith Micro Software, Inc. (a)	3,768	29,202
Synchronoss Technologies, Inc. (a)	1,900	31,844
Taleo Corp. Class A (a)	100	2,031
Ulticom, Inc.	3,441	33,034
		179,954
Home Entertainment Software - 0.1%
Giant Interactive Group, Inc. ADR	2,000	14,640

	Shares	Value
Systems Software - 0.5%
Allot Communications Ltd. (a)	300	$ 1,269
Opnet Technologies, Inc.	400	4,700
TeleCommunication Systems, Inc. Class A (a)	6,977	61,119
		67,088
TOTAL SOFTWARE		261,682
WIRELESS TELECOMMUNICATION SERVICES - 4.0%
Wireless Telecommunication Services - 4.0%
American Tower Corp. Class A (a)	1,690	71,741
Crown Castle International Corp. (a)	1,900	70,186
Leap Wireless International, Inc. (a)	300	3,957
SBA Communications Corp. Class A (a)	2,052	67,901
SOFTBANK CORP.	6,000	152,941
Sprint Nextel Corp. (a)	25,400	83,312
Syniverse Holdings, Inc. (a)	5,021	84,403
		534,441
TOTAL COMMON STOCKS (Cost $13,064,345)		13,185,709
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	16,332
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $254,704)	254,704	254,704
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $13,339,049)		13,456,745
NET OTHER ASSETS - (0.4)%		(53,030)
NET ASSETS - 100%		$ 13,403,715
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 365
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 13,185,709	$ 13,024,816	$ 160,893	$ -
Convertible Bonds	16,332	-	16,332	-
Money Market Funds	254,704	254,704	-	-
Total Investments in Securities	$ 13,456,745	$ 13,279,520	$ 177,225	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.9%
Canada	8.4%
Sweden	4.2%
Japan	1.2%
China	1.1%
Others (individually less than 1%)	3.2%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $601,215 of which $207,917 and $393,298 will expire on July 31, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $1,583,417 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,084,345)	$ 13,202,041
Fidelity Central Funds (cost $254,704)	254,704
Total Investments (cost $13,339,049)		$ 13,456,745
Receivable for investments sold		423,399
Receivable for fund shares sold		59,945
Interest receivable		12
Distributions receivable from Fidelity Central Funds		38
Prepaid expenses		45
Receivable from investment adviser for expense reductions		2,034
Other receivables		927
Total assets		13,943,145

Liabilities
Payable for investments purchased	$ 428,729
Payable for fund shares redeemed	69,599
Accrued management fee	6,825
Distribution fees payable	6,334
Other affiliated payables	4,323
Other payables and accrued expenses	23,620
Total liabilities		539,430

Net Assets		$ 13,403,715
Net Assets consist of:
Paid in capital		$ 14,833,679
Accumulated net investment loss		(97,741)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,449,919)
Net unrealized appreciation (depreciation) on investments		117,696
Net Assets		$ 13,403,715

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,967,634 ÷ 523,459 shares)	$ 7.58

Maximum offering price per share (100/94.25 of $7.58)	$ 8.04
Class T: Net Asset Value and redemption price per share ($2,916,340 ÷ 393,529 shares)	$ 7.41

Maximum offering price per share (100/96.50 of $7.41)	$ 7.68
Class B: Net Asset Value and offering price per share ($1,376,772 ÷ 194,530 shares) A	$ 7.08

Class C: Net Asset Value and offering price per share ($3,029,127 ÷ 428,223 shares) A	$ 7.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,113,842 ÷ 272,442 shares)	$ 7.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 12,853
Interest		30
Income from Fidelity Central Funds		365
Total income		13,248

Expenses
Management fee	$ 37,532
Transfer agent fees	23,736
Distribution fees	35,552
Accounting fees and expenses	2,611
Custodian fees and expenses	4,953
Independent trustees' compensation	37
Registration fees	43,154
Audit	22,665
Legal	41
Miscellaneous	82
Total expenses before reductions	170,363
Expense reductions	(59,374)	110,989
Net investment income (loss)		(97,741)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	879,797
Foreign currency transactions	(394)
Total net realized gain (loss)		879,403
Change in net unrealized appreciation (depreciation) on: Investment securities	(407,137)
Assets and liabilities in foreign currencies	424
Total change in net unrealized appreciation (depreciation)		(406,713)
Net gain (loss)		472,690
Net increase (decrease) in net assets resulting from operations		$ 374,949

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (97,741)	$ (3,392)
Net realized gain (loss)	879,403	(2,045,448)
Change in net unrealized appreciation (depreciation)	(406,713)	1,654,393
Net increase (decrease) in net assets resulting from operations	374,949	(394,447)
Share transactions - net increase (decrease)	2,126,055	4,154,179
Redemption fees	960	239
Total increase (decrease) in net assets	2,501,964	3,759,971

Net Assets
Beginning of period	10,901,751	7,141,780
End of period (including accumulated net investment loss of $97,741 and $0, respectively)	$ 13,403,715	$ 10,901,751

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

[Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.28	$ 7.82	$ 9.49	$ 7.29	$ 7.70	$ 6.53
Income from Investment Operations
Net investment income (loss) E	(.05)	.02 H	(.08)	(.09)	(.09)	(.07)
Net realized and unrealized gain (loss)	.35	(.56)	(1.45)	2.29	(.32)	1.24
Total from investment operations	.30	(.54)	(1.53)	2.20	(.41)	1.17
Distributions from net realized gain	-	-	(.14)	-	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.58	$ 7.28	$ 7.82	$ 9.49	$ 7.29	$ 7.70
Total Return B,C,D	4.12%	(6.91)%	(16.43)%	30.18%	(5.32)%	17.92%
Ratios to Average Net Assets F,I
Expenses before reductions	2.27% A	3.15%	2.25%	2.24%	2.13%	2.32%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.45%
Expenses net of all reductions	1.38% A	1.40%	1.39%	1.40%	1.32%	1.28%
Net investment income (loss)	(1.18)% A	.26% H	(.91)%	(1.00)%	(1.05)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,968	$ 3,476	$ 2,459	$ 2,825	$ 3,145	$ 2,406
Portfolio turnover rate G	118% A	97%	63%	58%	174%	250%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.13	$ 7.68	$ 9.34	$ 7.19	$ 7.61	$ 6.48
Income from Investment Operations
Net investment income (loss) E	(.05)	- H,J	(.10)	(.11)	(.11)	(.08)
Net realized and unrealized gain (loss)	.33	(.55)	(1.42)	2.26	(.31)	1.21
Total from investment operations	.28	(.55)	(1.52)	2.15	(.42)	1.13
Distributions from net realized gain	-	-	(.14)	-	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.41	$ 7.13	$ 7.68	$ 9.34	$ 7.19	$ 7.61
Total Return B,C,D	3.93%	(7.16)%	(16.59)%	29.90%	(5.52)%	17.44%
Ratios to Average Net Assets F,I
Expenses before reductions	2.57% A	3.52%	2.62%	2.57%	2.51%	2.78%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.71%
Expenses net of all reductions	1.63% A	1.65%	1.65%	1.64%	1.57%	1.54%
Net investment income (loss)	(1.43)% A	.01% H	(1.16)%	(1.25)%	(1.30)%	(1.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,916	$ 2,396	$ 2,138	$ 3,271	$ 2,932	$ 3,034
Portfolio turnover rate G	118% A	97%	63%	58%	174%	250%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.83	$ 7.39	$ 9.03	$ 6.99	$ 7.44	$ 6.36
Income from Investment Operations
Net investment income (loss) E	(.07)	(.03) H	(.14)	(.14)	(.14)	(.12)
Net realized and unrealized gain (loss)	.32	(.53)	(1.36)	2.18	(.31)	1.20
Total from investment operations	.25	(.56)	(1.50)	2.04	(.45)	1.08
Distributions from net realized gain	-	-	(.14)	-	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.08	$ 6.83	$ 7.39	$ 9.03	$ 6.99	$ 7.44
Total Return B,C,D	3.66%	(7.58)%	(16.94)%	29.18%	(6.05)%	16.98%
Ratios to Average Net Assets F,I
Expenses before reductions	3.03% A	3.98%	3.03%	3.00%	2.94%	3.14%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.20%
Expenses net of all reductions	2.13% A	2.15%	2.15%	2.15%	2.07%	2.04%
Net investment income (loss)	(1.93)% A	(.49)% H	(1.67)%	(1.75)%	(1.80)%	(1.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,377	$ 1,281	$ 1,219	$ 2,225	$ 2,406	$ 2,864
Portfolio turnover rate G	118% A	97%	63%	58%	174%	250%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.82	$ 7.38	$ 9.03	$ 6.99	$ 7.44	$ 6.36
Income from Investment Operations
Net investment income (loss) E	(.07)	(.03) H	(.14)	(.14)	(.15)	(.12)
Net realized and unrealized gain (loss)	.32	(.53)	(1.37)	2.18	(.30)	1.20
Total from investment operations	.25	(.56)	(1.51)	2.04	(.45)	1.08
Distributions from net realized gain	-	-	(.14)	-	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 7.07	$ 6.82	$ 7.38	$ 9.03	$ 6.99	$ 7.44
Total Return B,C,D	3.67%	(7.59)%	(17.06)%	29.18%	(6.05)%	16.98%
Ratios to Average Net Assets F,I
Expenses before reductions	3.01% A	3.63%	3.02%	2.98%	2.86%	3.07%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.19%
Expenses net of all reductions	2.13% A	2.15%	2.15%	2.15%	2.07%	2.02%
Net investment income (loss)	(1.93)% A	(.49)% H	(1.67)%	(1.75)%	(1.81)%	(1.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,029	$ 2,792	$ 1,097	$ 1,745	$ 1,768	$ 1,846
Portfolio turnover rate G	118% A	97%	63%	58%	174%	250%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.45	$ 7.98	$ 9.65	$ 7.39	$ 7.79	$ 6.60
Income from Investment Operations
Net investment income (loss) D	(.04)	.03 G	(.06)	(.07)	(.07)	(.05)
Net realized and unrealized gain (loss)	.35	(.56)	(1.47)	2.33	(.33)	1.24
Total from investment operations	.31	(.53)	(1.53)	2.26	(.40)	1.19
Distributions from net realized gain	-	-	(.14)	-	-	-
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.76	$ 7.45	$ 7.98	$ 9.65	$ 7.39	$ 7.79
Total Return B,C	4.16%	(6.64)%	(16.16)%	30.58%	(5.13)%	18.03%
Ratios to Average Net Assets E,H
Expenses before reductions	1.89% A	2.44%	1.94%	1.87%	1.70%	1.85%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.18%
Expenses net of all reductions	1.13% A	1.15%	1.14%	1.15%	1.07%	1.01%
Net investment income (loss)	(.93)% A	.51% G	(.66)%	(.75)%	(.80)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,114	$ 957	$ 229	$ 324	$ 379	$ 319
Portfolio turnover rate F	118% A	97%	63%	58%	174%	250%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,310,340
Gross unrealized depreciation	(1,287,209)
Net unrealized appreciation (depreciation)	$ 23,131

Tax cost	$ 13,433,614

Communications Equipment

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,482,140 and $7,487,917, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,185	$ 39
Class T	.25%	.25%	7,146	-
Class B	.75%	.25%	7,772	5,829
Class C	.75%	.25%	15,449	3,550
			$ 35,552	$ 9,418

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,928
Class T	1,573
Class B*	2,136
Class C*	1,558
$ 8,195

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,452.36
Class T	5,844.41
Class B	2,799.36
Class C	5,490.36
Institutional Class	2,151.24
	$ 23,736

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $251 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 18,087
Class T	1.65%	13,063
Class B	2.15%	6,830
Class C	2.15%	13,322
Institutional Class	1.15%	6,542
		$ 57,844

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,530 for the period.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	218,495	355,106	$ 1,706,462	$ 2,309,221
Shares redeemed	(172,247)	(192,148)	(1,349,713)	(977,112)
Net increase (decrease)	46,248	162,958	$ 356,749	$ 1,332,109
Class T
Shares sold	109,709	141,676	$ 842,864	$ 842,215
Shares redeemed	(52,211)	(84,049)	(402,467)	(471,168)
Net increase (decrease)	57,498	57,627	$ 440,397	$ 371,047
Class B
Shares sold	65,034	79,696	$ 466,390	$ 489,378
Shares redeemed	(58,074)	(57,101)	(426,721)	(282,381)
Net increase (decrease)	6,960	22,595	$ 39,669	$ 206,997
Class C
Shares sold	133,680	334,255	$ 959,829	$ 2,000,139
Shares redeemed	(114,575)	(73,743)	(807,981)	(434,705)
Net increase (decrease)	19,105	260,512	$ 151,848	$ 1,565,434

Communications Equipment

8. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Institutional Class
Shares sold	195,077	116,053	$ 1,546,508	$ 776,070
Shares redeemed	(51,156)	(16,263)	(409,116)	(97,478)
Net increase (decrease)	143,921	99,790	$ 1,137,392	$ 678,592

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,129.60	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,128.80	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,126.30	$ 11.52
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,126.20	$ 11.52
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,131.60	$ 6.18
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Consumer Discretionary

Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Target Corp.	6.1	6.6
Lowe's Companies, Inc.	5.7	7.6
The Walt Disney Co.	5.5	5.1
McDonald's Corp.	5.4	5.6
Amazon.com, Inc.	3.8	2.6
Staples, Inc.	2.6	2.9
Advance Auto Parts, Inc.	2.4	2.6
Ford Motor Co.	2.3	1.7
Wyndham Worldwide Corp.	2.1	1.3
Johnson Controls, Inc.	2.0	2.1
	37.9
Top Industries (% of fund's net assets)
As of January 31, 2010
Media	21.1%
Specialty Retail	21.1%
Hotels, Restaurants & Leisure	20.4%
Multiline Retail	7.9%
Internet & Catalog Retail	4.7%
All Others*	24.8%

As of July 31, 2009
Specialty Retail	25.4%
Media	19.9%
Hotels, Restaurants & Leisure	18.8%
Multiline Retail	6.6%
Textiles, Apparel & Luxury Goods	5.3%
All Others*	24.0%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Consumer Discretionary Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
AUTO COMPONENTS - 2.9%
Auto Parts & Equipment - 2.9%
BorgWarner, Inc.	9,400	$ 329,846
Gentex Corp.	2,100	40,257
Johnson Controls, Inc.	28,600	795,938
		1,166,041
AUTOMOBILES - 3.1%
Automobile Manufacturers - 2.3%
Ford Motor Co. (a)	84,800	919,232
Motorcycle Manufacturers - 0.8%
Harley-Davidson, Inc.	13,400	304,716
TOTAL AUTOMOBILES		1,223,948
CONSUMER FINANCE - 0.3%
Consumer Finance - 0.3%
Capital One Financial Corp.	2,800	103,208
DISTRIBUTORS - 0.8%
Distributors - 0.8%
Li & Fung Ltd.	72,000	330,141
DIVERSIFIED CONSUMER SERVICES - 3.9%
Education Services - 2.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	4,500	272,655
DeVry, Inc.	4,700	286,982
Navitas Ltd.	16,755	66,374
Strayer Education, Inc.	1,400	290,892
		916,903
Specialized Consumer Services - 1.6%
Coinstar, Inc. (a)	4,500	116,235
Sotheby's Class A (ltd. vtg.) (c)	15,488	359,941
Steiner Leisure Ltd. (a)	4,000	159,360
		635,536
TOTAL DIVERSIFIED CONSUMER SERVICES		1,552,439
FOOD & STAPLES RETAILING - 1.6%
Food Retail - 0.5%
Susser Holdings Corp. (a)	22,405	197,612
Hypermarkets & Super Centers - 1.1%
BJ's Wholesale Club, Inc. (a)	1,900	64,201
Costco Wholesale Corp.	6,900	396,267
		460,468
TOTAL FOOD & STAPLES RETAILING		658,080
HOTELS, RESTAURANTS & LEISURE - 20.4%
Casinos & Gaming - 3.7%
International Game Technology	16,200	297,108
Las Vegas Sands Corp. unit	1,550	411,262
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	27,900	99,603

	Shares	Value
MGM Mirage, Inc. (a)(c)	7,500	$ 82,950
Sands China Ltd.	43,600	61,660
WMS Industries, Inc. (a)	14,100	522,828
		1,475,411
Hotels, Resorts & Cruise Lines - 5.5%
Carnival Corp. unit	18,600	619,938
Home Inns & Hotels Management, Inc. sponsored ADR (a)	3,200	98,432
Royal Caribbean Cruises Ltd. (a)	4,800	125,232
Starwood Hotels & Resorts Worldwide, Inc.	16,300	543,116
Wyndham Worldwide Corp.	39,300	824,907
		2,211,625
Leisure Facilities - 0.4%
Vail Resorts, Inc. (a)(c)	5,000	168,500
Restaurants - 10.8%
BJ's Restaurants, Inc. (a)	9,700	205,058
Darden Restaurants, Inc.	15,600	576,576
Jack in the Box, Inc. (a)	6,800	132,668
McDonald's Corp.	34,600	2,160,078
P.F. Chang's China Bistro, Inc. (a)(c)	4,400	169,840
Sonic Corp. (a)	15,700	132,351
Starbucks Corp. (a)	32,100	699,459
Texas Roadhouse, Inc. Class A (a)	18,700	217,481
		4,293,511
TOTAL HOTELS, RESTAURANTS & LEISURE		8,149,047
HOUSEHOLD DURABLES - 3.9%
Home Furnishings - 1.1%
Mohawk Industries, Inc. (a)	5,400	223,614
Tempur-Pedic International, Inc. (a)	8,400	209,076
		432,690
Homebuilding - 1.9%
Lennar Corp. Class A	7,930	121,805
M.D.C. Holdings, Inc.	1,500	50,400
Meritage Homes Corp. (a)	5,100	114,189
NVR, Inc. (a)	100	68,414
Pulte Homes, Inc.	27,607	290,426
Toll Brothers, Inc. (a)	7,000	129,290
		774,524
Household Appliances - 0.9%
Black & Decker Corp.	800	51,728
Whirlpool Corp.	3,800	285,684
		337,412
TOTAL HOUSEHOLD DURABLES		1,544,626
INTERNET & CATALOG RETAIL - 4.7%
Internet Retail - 4.7%
Amazon.com, Inc. (a)	12,200	1,530,002
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - CONTINUED
Internet Retail - continued
Blue Nile, Inc. (a)	2,105	$ 108,513
Expedia, Inc. (a)	10,300	220,523
		1,859,038
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
Baidu.com, Inc. sponsored ADR (a)	200	82,342
Google, Inc. Class A (a)	1,200	635,304
GREE, Inc.	1,300	75,751
NetEase.com, Inc. sponsored ADR (a)	1,700	55,760
Tencent Holdings Ltd.	4,900	91,639
		940,796
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Polaris Industries, Inc. (c)	4,000	176,840
MACHINERY - 0.5%
Industrial Machinery - 0.5%
The Stanley Works	3,600	184,500
MEDIA - 21.1%
Advertising - 2.1%
Interpublic Group of Companies, Inc. (a)	60,774	392,600
Lamar Advertising Co. Class A (a)	7,496	214,386
National CineMedia, Inc.	14,300	214,214
		821,200
Broadcasting - 0.2%
Discovery Communications, Inc. Class C (a)	3,800	99,788
Cable & Satellite - 7.4%
Cablevision Systems Corp. - NY Group Class A	14,500	371,780
Comcast Corp. Class A	44,050	697,312
DIRECTV (a)	21,802	661,691
DISH Network Corp. Class A	9,700	177,122
Liberty Media Corp. Starz Series A (a)	1,300	60,970
Time Warner Cable, Inc.	16,797	732,181
Virgin Media, Inc. (c)	16,700	236,973
		2,938,029
Movies & Entertainment - 10.2%
DreamWorks Animation SKG, Inc. Class A (a)	3,000	116,820
News Corp.:
Class A	21,800	274,898
Class B (c)	15,000	220,200
The Walt Disney Co.	74,200	2,192,610
Time Warner, Inc.	19,885	545,843
Viacom, Inc. Class B (non-vtg.) (a)	25,200	734,328
		4,084,699

	Shares	Value
Publishing - 1.2%
McGraw-Hill Companies, Inc.	13,400	$ 475,030
TOTAL MEDIA		8,418,746
MULTILINE RETAIL - 7.9%
Department Stores - 1.8%
Kohl's Corp. (a)	8,600	433,182
Nordstrom, Inc. (c)	8,100	279,774
		712,956
General Merchandise Stores - 6.1%
Target Corp.	47,570	2,438,912
TOTAL MULTILINE RETAIL		3,151,868
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.3%
Monster Worldwide, Inc. (a)	8,300	129,397
SPECIALTY RETAIL - 21.1%
Apparel Retail - 3.8%
Citi Trends, Inc. (a)	10,855	337,916
Gymboree Corp. (a)	8,300	323,783
Ross Stores, Inc.	8,700	399,591
Urban Outfitters, Inc. (a)	10,393	328,107
Zumiez, Inc. (a)(c)	10,500	133,665
		1,523,062
Automotive Retail - 3.1%
Advance Auto Parts, Inc.	24,100	950,745
O'Reilly Automotive, Inc. (a)	7,400	279,720
		1,230,465
Computer & Electronics Retail - 1.4%
Best Buy Co., Inc.	4,100	150,265
Conn's, Inc. (a)(c)	11,086	62,303
hhgregg, Inc. (a)(c)	9,900	210,870
RadioShack Corp.	6,200	121,024
		544,462
Home Improvement Retail - 7.6%
Home Depot, Inc.	17,355	486,114
Lowe's Companies, Inc.	104,700	2,266,755
Lumber Liquidators Holdings, Inc. (a)	12,725	301,328
		3,054,197
Homefurnishing Retail - 1.1%
Bed Bath & Beyond, Inc. (a)	7,900	305,730
Williams-Sonoma, Inc.	7,400	140,452
		446,182
Specialty Stores - 4.1%
Cabela's, Inc. Class A (a)(c)	9,900	159,588
OfficeMax, Inc. (a)	12,300	159,531
Signet Jewelers Ltd. (a)	4,600	125,856
Staples, Inc.	44,338	1,040,169
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Vitamin Shoppe, Inc.	5,200	$ 109,200
West Marine, Inc. (a)	4,901	41,119
		1,635,463
TOTAL SPECIALTY RETAIL		8,433,831
TEXTILES, APPAREL & LUXURY GOODS - 3.4%
Apparel, Accessories & Luxury Goods - 1.3%
G-III Apparel Group Ltd. (a)	8,968	156,133
Phillips-Van Heusen Corp.	3,900	153,231
VF Corp.	2,900	208,887
		518,251
Footwear - 2.1%
Deckers Outdoor Corp. (a)	2,100	206,157
Iconix Brand Group, Inc. (a)	9,700	122,414
NIKE, Inc. Class B	7,950	506,813
		835,384
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,353,635
TOTAL COMMON STOCKS (Cost $38,028,891)		39,376,181
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (d)	599,533	$ 599,533
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	2,238,050	2,238,050
TOTAL MONEY MARKET FUNDS (Cost $2,837,583)		2,837,583
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $40,866,474)		42,213,764
NET OTHER ASSETS - (5.8)%		(2,302,808)
NET ASSETS - 100%		$ 39,910,956
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 547
Fidelity Securities Lending Cash Central Fund	3,884
Total	$ 4,431
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 39,376,181	$ 38,964,919	$ 411,262	$ -
Money Market Funds	2,837,583	2,837,583	-	-
Total Investments in Securities	$ 42,213,764	$ 41,802,502	$ 411,262	$ -
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $5,178,091 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $3,918,129 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,150,448) - See accompanying schedule: Unaffiliated issuers (cost $38,028,891)	$ 39,376,181
Fidelity Central Funds (cost $2,837,583)	2,837,583
Total Investments (cost $40,866,474)		$ 42,213,764
Receivable for investments sold		621,799
Receivable for fund shares sold		52,974
Dividends receivable		17,222
Distributions receivable from Fidelity Central Funds		1,271
Prepaid expenses		131
Other receivables		1,118
Total assets		42,908,279

Liabilities
Payable for investments purchased	$ 658,879
Payable for fund shares redeemed	26,895
Accrued management fee	21,983
Distribution fees payable	15,014
Other affiliated payables	11,922
Other payables and accrued expenses	24,580
Collateral on securities loaned, at value	2,238,050
Total liabilities		2,997,323

Net Assets		$ 39,910,956
Net Assets consist of:
Paid in capital		$ 46,286,903
Accumulated net investment loss		(42,186)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,681,076)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,347,315
Net Assets		$ 39,910,956

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,837,879 ÷ 1,365,962 shares)	$ 11.59

Maximum offering price per share (100/94.25 of $11.59)	$ 12.30
Class T: Net Asset Value and redemption price per share ($7,189,185 ÷ 640,720 shares)	$ 11.22

Maximum offering price per share (100/96.50 of $11.22)	$ 11.63
Class B: Net Asset Value and offering price per share ($3,411,429 ÷ 327,144 shares) A	$ 10.43

Class C: Net Asset Value and offering price per share ($6,439,193 ÷ 616,552 shares) A	$ 10.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,033,270 ÷ 583,670 shares)	$ 12.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)
Investment Income
Dividends		$ 251,447
Interest		3
Income from Fidelity Central Funds		4,431
Total income		255,881

Expenses
Management fee	$ 106,007
Transfer agent fees	61,531
Distribution fees	82,181
Accounting and security lending fees	7,574
Custodian fees and expenses	6,788
Independent trustees' compensation	113
Registration fees	33,228
Audit	22,448
Legal	123
Miscellaneous	283
Total expenses before reductions	320,276
Expense reductions	(23,083)	297,193
Net investment income (loss)		(41,312)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,747,248
Foreign currency transactions	200
Total net realized gain (loss)		1,747,448
Change in net unrealized appreciation (depreciation) on: Investment securities	2,572,388
Assets and liabilities in foreign currencies	26
Total change in net unrealized appreciation (depreciation)		2,572,414
Net gain (loss)		4,319,862
Net increase (decrease) in net assets resulting from operations		$ 4,278,550

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (41,312)	$ 41,542
Net realized gain (loss)	1,747,448	(6,306,395)
Change in net unrealized appreciation (depreciation)	2,572,414	3,085,863
Net increase (decrease) in net assets resulting from operations	4,278,550	(3,178,990)
Distributions to shareholders from net investment income	(6,476)	(36,930)
Share transactions - net increase (decrease)	3,396,208	5,542,508
Redemption fees	34	4,036
Total increase (decrease) in net assets	7,668,316	2,330,624

Net Assets
Beginning of period	32,242,640	29,912,016
End of period (including accumulated net investment loss of $42,186 and undistributed net investment income of $5,602, respectively)	$ 39,910,956	$ 32,242,640

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 11.41	$ 15.89	$ 16.39	$ 16.62	$ 14.51
Income from Investment Operations
Net investment income (loss) E	- J	.04	.02	.02 H	(.04)	(.07)
Net realized and unrealized gain (loss)	1.33	(1.16)	(3.09)	1.83	(.07)	2.71
Total from investment operations	1.33	(1.12)	(3.07)	1.85	(.11)	2.64
Distributions from net investment income	-	(.03)	-	(.05)	-	-
Distributions from net realized gain	-	-	(1.41)	(2.30)	(.12)	(.53)
Total distributions	-	(.03)	(1.41)	(2.35)	(.12)	(.53)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.59	$ 10.26	$ 11.41	$ 15.89	$ 16.39	$ 16.62
Total Return B, C, D	12.96%	(9.81)%	(21.24)%	11.67%	(.69)%	18.85%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.62%	1.40%	1.42%	1.42%	1.47%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.44%
Expenses net of all reductions	1.38% A	1.40%	1.40%	1.39%	1.39%	1.42%
Net investment income (loss)	(.03)% A	.42%	.15%	.11% H	(.23)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,838	$ 13,010	$ 11,899	$ 19,708	$ 16,935	$ 17,887
Portfolio turnover rate G	124% A	99%	63%	164%	81%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 11.07	$ 15.47	$ 16.03	$ 16.29	$ 14.27
Income from Investment Operations
Net investment income (loss) E	(.02)	.01	(.01)	(.02) H	(.07)	(.11)
Net realized and unrealized gain (loss)	1.30	(1.12)	(3.00)	1.79	(.07)	2.66
Total from investment operations	1.28	(1.11)	(3.01)	1.77	(.14)	2.55
Distributions from net investment income	-	(.02)	-	(.03)	-	-
Distributions from net realized gain	-	-	(1.39)	(2.30)	(.12)	(.53)
Total distributions	-	(.02)	(1.39)	(2.33)	(.12)	(.53)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.22	$ 9.94	$ 11.07	$ 15.47	$ 16.03	$ 16.29
Total Return B, C, D	12.88%	(10.04)%	(21.41)%	11.43%	(.89)%	18.52%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.89%	1.64%	1.69%	1.69%	1.75%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.64%	1.65%	1.65%	1.69%
Expenses net of all reductions	1.64% A	1.65%	1.62%	1.61%	1.62%	1.67%
Net investment income (loss)	(.29)% A	.17%	(.08)%	(.10)% H	(.46)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,189	$ 6,738	$ 9,095	$ 14,787	$ 14,267	$ 16,782
Portfolio turnover rate G	124% A	99%	63%	164%	81%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 10.35	$ 14.56	$ 15.26	$ 15.60	$ 13.75
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.07)	(.10) H	(.15)	(.17)
Net realized and unrealized gain (loss)	1.21	(1.06)	(2.81)	1.70	(.07)	2.55
Total from investment operations	1.17	(1.09)	(2.88)	1.60	(.22)	2.38
Distributions from net realized gain	-	-	(1.33)	(2.30)	(.12)	(.53)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.43	$ 9.26	$ 10.35	$ 14.56	$ 15.26	$ 15.60
Total Return B, C, D	12.63%	(10.53)%	(21.80)%	10.82%	(1.45)%	17.97%
Ratios to Average Net Assets F, I
Expenses before reductions	2.30% A	2.38%	2.14%	2.20%	2.19%	2.24%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.14%	2.15%	2.15%	2.19%
Expenses net of all reductions	2.14% A	2.15%	2.14%	2.15%	2.14%	2.16%
Net investment income (loss)	(.79)% A	(.33)%	(.60)%	(.64)% H	(.98)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,411	$ 3,550	$ 5,090	$ 11,081	$ 14,088	$ 18,862
Portfolio turnover rate G	124% A	99%	63%	164%	81%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 10.37	$ 14.59	$ 15.28	$ 15.62	$ 13.77
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.07)	(.10) H	(.15)	(.17)
Net realized and unrealized gain (loss)	1.21	(1.07)	(2.81)	1.71	(.07)	2.55
Total from investment operations	1.17	(1.10)	(2.88)	1.61	(.22)	2.38
Distributions from net realized gain	-	-	(1.34)	(2.30)	(.12)	(.53)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.44	$ 9.27	$ 10.37	$ 14.59	$ 15.28	$ 15.62
Total Return B, C, D	12.62%	(10.61)%	(21.77)%	10.88%	(1.45)%	17.94%
Ratios to Average Net Assets F, I
Expenses before reductions	2.22% A	2.38%	2.15%	2.16%	2.12%	2.17%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.12%	2.17%
Expenses net of all reductions	2.14% A	2.15%	2.14%	2.15%	2.12%	2.14%
Net investment income (loss)	(.79)% A	(.33)%	(.60)%	(.64)% H	(.95)%	(1.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,439	$ 2,955	$ 3,430	$ 8,051	$ 7,160	$ 8,505
Portfolio turnover rate G	124% A	99%	63%	164%	81%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 11.84	$ 16.41	$ 16.82	$ 17.01	$ 14.81
Income from Investment Operations
Net investment income (loss) D	.01	.06	.06	.06 G	- I	(.03)
Net realized and unrealized gain (loss)	1.39	(1.20)	(3.22)	1.89	(.07)	2.76
Total from investment operations	1.40	(1.14)	(3.16)	1.95	(.07)	2.73
Distributions from net investment income	(.01)	(.04)	-	(.06)	-	-
Distributions from net realized gain	-	-	(1.41)	(2.30)	(.12)	(.53)
Total distributions	(.01)	(.04)	(1.41)	(2.36)	(.12)	(.53)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.05	$ 10.66	$ 11.84	$ 16.41	$ 16.82	$ 17.01
Total Return B, C	13.16%	(9.59)%	(21.09)%	12.04%	(.44)%	19.08%
Ratios to Average Net Assets E, H
Expenses before reductions	1.17% A	1.15%	1.14%	1.15%	1.18%	1.26%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.14%	1.15%	1.15%	1.20%
Expenses net of all reductions	1.13% A	1.15%	1.14%	1.14%	1.14%	1.17%
Net investment income (loss)	.22% A	.67%	.40%	.36% G	.02%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,033	$ 5,990	$ 398	$ 1,385	$ 1,144	$ 1,371
Portfolio turnover rate F	124% A	99%	63%	164%	81%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Consumer Discretionary

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,075,559
Gross unrealized depreciation	(3,038,348)
Net unrealized appreciation (depreciation)	$ 1,037,211

Tax cost	$ 41,176,553

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $26,143,749 and $22,890,760, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 18,889	$ -
Class T	.25%	.25%	18,156	-
Class B	.75%	.25%	18,328	13,765
Class C	.75%	.25%	26,808	3,633
			$ 82,181	$ 17,398

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,495
Class T	780
Class B*	2,669
Class C*	235
$ 8,179

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26,127.35
Class T	13,219.36
Class B	6,428.35
Class C	8,165.31
Institutional Class	7,592.23
	$ 61,531

* Annualized

Consumer Discretionary

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $581 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $71 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,884.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 9,971
Class T	1.65%	5,617
Class B	2.15%	2,652
Class C	2.15%	1,727
Institutional Class	1.15%	634
		$ 20,601

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,482 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ -	$ 24,249
Class T	-	11,523
Institutional Class	6,476	1,158
Total	$ 6,476	$ 36,930

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	241,161	816,977	$ 2,734,298	$ 7,713,175
Reinvestment of distributions	-	2,650	-	22,145
Shares redeemed	(143,448)	(593,853)	(1,640,927)	(5,358,348)
Net increase (decrease)	97,713	225,774	$ 1,093,371	$ 2,376,972
Class T
Shares sold	29,397	78,811	$ 320,970	$ 695,608
Reinvestment of distributions	-	1,356	-	11,014
Shares redeemed	(66,582)	(223,538)	(736,980)	(1,973,930)
Net increase (decrease)	(37,185)	(143,371)	$ (416,010)	$ (1,267,308)
Class B
Shares sold	20,408	72,993	$ 206,034	$ 620,027
Reinvestment of distributions	-	-	-	-
Shares redeemed	(76,644)	(181,364)	(783,193)	(1,535,455)
Net increase (decrease)	(56,236)	(108,371)	$ (577,159)	$ (915,428)
Class C
Shares sold	331,567	90,426	$ 3,340,053	$ 763,994
Reinvestment of distributions	-	-	-	-
Shares redeemed	(33,594)	(102,729)	(336,022)	(841,041)
Net increase (decrease)	297,973	(12,303)	$ 3,004,031	$ (77,047)
Institutional Class
Shares sold	100,845	581,111	$ 1,182,890	$ 5,891,294
Reinvestment of distributions	555	104	6,322	903
Shares redeemed	(79,651)	(52,903)	(897,237)	(466,878)
Net increase (decrease)	21,749	528,312	$ 291,975	$ 5,425,319

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Consumer Discretionary

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,053.90	$ 7.25
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,052.40	$ 8.54
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,050.10	$ 11.11
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,050.20	$ 11.11
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,055.30	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Electronics

Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	23.6	23.5
Texas Instruments, Inc.	6.5	9.3
Applied Materials, Inc.	5.5	6.0
Micron Technology, Inc.	4.6	3.1
Marvell Technology Group Ltd.	4.5	3.4
Fairchild Semiconductor International, Inc.	3.0	1.9
Altera Corp.	2.9	0.2
Xilinx, Inc.	2.7	1.5
NVIDIA Corp.	2.6	1.9
Amkor Technology, Inc.	2.3	1.7
	58.2
Top Industries (% of fund's net assets)
As of January 31, 2010
Semiconductors & Semiconductor Equipment	88.4%
Electronic Equipment & Components	3.5%
Computers & Peripherals	2.6%
Communications Equipment	2.2%
Electrical Equipment	0.5%
All Others*	2.8%

As of July 31, 2009
Semiconductors & Semiconductor Equipment	85.3%
Electronic Equipment & Components	3.8%
Computers & Peripherals	3.2%
Communications Equipment	1.8%
Electrical Equipment	0.4%
All Others*	5.5%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.2%
Communications Equipment - 2.2%
QUALCOMM, Inc.	8,976	$ 351,769
COMPUTERS & PERIPHERALS - 2.6%
Computer Hardware - 0.5%
Dell, Inc. (a)	3,600	46,440
Hewlett-Packard Co.	725	34,126
		80,566
Computer Storage & Peripherals - 2.1%
SanDisk Corp. (a)	4,000	101,680
Seagate Technology	9,100	152,243
Western Digital Corp. (a)	2,000	75,980
		329,903
TOTAL COMPUTERS & PERIPHERALS		410,469
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Motech Industries, Inc.	1	4
SunPower Corp. Class B (a)	3,400	63,138
		63,142
ELECTRONIC EQUIPMENT & COMPONENTS - 3.5%
Electronic Components - 0.1%
Vishay Intertechnology, Inc. (a)	2,999	22,612
Electronic Manufacturing Services - 2.8%
Benchmark Electronics, Inc. (a)	4,565	83,174
DDi Corp. (a)	14,342	61,814
Flextronics International Ltd. (a)	33,100	209,854
Jabil Circuit, Inc.	2,346	33,970
Tyco Electronics Ltd.	2,200	54,736
		443,548
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	1,600	42,032
Avnet, Inc. (a)	2,069	54,704
		96,736
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		562,896
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 88.4%
Semiconductor Equipment - 17.9%
Advanced Energy Industries, Inc. (a)	200	2,624
Aixtron AG	1,700	51,139
Amkor Technology, Inc. (a)(c)	64,567	367,386
Applied Materials, Inc.	71,400	869,652
ASM International NV (NASDAQ) (a)	2,500	57,350
ASML Holding NV (NY Shares)	5,430	169,688
ATMI, Inc. (a)	1,200	20,136

	Shares	Value
Brooks Automation, Inc. (a)	300	$ 2,502
Cabot Microelectronics Corp. (a)	100	3,515
Cohu, Inc.	100	1,295
Cymer, Inc. (a)	3,100	97,247
Entegris, Inc. (a)	6,561	23,882
KLA-Tencor Corp.	2,930	82,626
Kulicke & Soffa Industries, Inc. (a)	17,066	78,674
Lam Research Corp. (a)	9,390	309,964
LTX-Credence Corp. (a)	2,444	6,134
Mattson Technology, Inc. (a)	8,330	27,489
MEMC Electronic Materials, Inc. (a)	15,936	200,475
Novellus Systems, Inc. (a)	1,000	20,900
Teradyne, Inc. (a)(c)	11,700	109,278
Tessera Technologies, Inc. (a)	4,446	76,338
Ultratech, Inc. (a)	200	2,728
Varian Semiconductor Equipment Associates, Inc. (a)	5,600	164,248
Verigy Ltd. (a)	7,800	84,552
		2,829,822
Semiconductors - 70.5%
Actel Corp. (a)	100	1,102
Advanced Analogic Technologies, Inc. (a)	12,088	40,374
Advanced Micro Devices, Inc. (a)	10,200	76,092
Altera Corp.	21,538	459,190
Analog Devices, Inc.	1,610	43,406
Applied Micro Circuits Corp. (a)	11,878	87,066
ARM Holdings PLC sponsored ADR	6,100	55,327
Atheros Communications, Inc. (a)	2,078	66,641
Atmel Corp. (a)	66,571	308,889
AuthenTec, Inc. (a)	17,100	43,776
Avago Technologies Ltd.	17,000	295,460
Broadcom Corp. Class A (a)	11,640	311,021
Cypress Semiconductor Corp. (a)	1,300	13,065
Diodes, Inc. (a)	200	3,336
DSP Group, Inc. (a)	200	1,378
Exar Corp. (a)	200	1,406
Fairchild Semiconductor International, Inc. (a)	52,804	474,180
Himax Technologies, Inc. sponsored ADR	17,500	51,975
Integrated Device Technology, Inc. (a)	14,200	80,514
Intel Corp.	192,558	3,735,624
International Rectifier Corp. (a)	7,263	131,025
Intersil Corp. Class A	17,860	240,574
Linear Technology Corp.	400	10,440
LSI Corp. (a)	17,338	86,517
Marvell Technology Group Ltd. (a)	40,764	710,517
Maxim Integrated Products, Inc.	400	6,992
Micron Technology, Inc. (a)	83,292	726,306
Microsemi Corp. (a)	6,466	96,602
Monolithic Power Systems, Inc. (a)	3,668	75,634
National Semiconductor Corp.	20,268	268,754
NVIDIA Corp. (a)	26,980	415,222
O2Micro International Ltd. sponsored ADR (a)	3,100	14,539
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Omnivision Technologies, Inc. (a)	6,200	$ 79,980
ON Semiconductor Corp. (a)	31,104	224,260
PMC-Sierra, Inc. (a)	7,200	57,240
RF Micro Devices, Inc. (a)	8,300	31,955
Samsung Electronics Co. Ltd.	129	87,269
Silicon Storage Technology, Inc. (a)	500	1,335
Skyworks Solutions, Inc. (a)	8,450	107,231
Standard Microsystems Corp. (a)	4,617	92,109
STATS ChipPAC Ltd. (a)	50,000	37,689
Texas Instruments, Inc.	45,677	1,027,733
Volterra Semiconductor Corp. (a)	2,300	44,827
Xilinx, Inc.	18,200	429,156
Zoran Corp. (a)	900	9,873
		11,163,601
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		13,993,423
TOTAL COMMON STOCKS (Cost $16,956,662)		15,381,700
Convertible Bonds - 0.1%
Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $10,000)	$ 10,000	10,435
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (d)	153,318	$ 153,318
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	111,750	111,750
TOTAL MONEY MARKET FUNDS (Cost $265,068)		265,068
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $17,231,730)	15,657,203
NET OTHER ASSETS - 1.1%	179,567
NET ASSETS - 100%	$ 15,836,770
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 366
Fidelity Securities Lending Cash Central Fund	105
Total	$ 471
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 15,381,700	$ 15,330,560	$ 51,139	$ 1
Convertible Bonds	10,435	-	10,435	-
Money Market Funds	265,068	265,068	-	-
Total Investments in Securities	$ 15,657,203	$ 15,595,628	$ 61,574	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(23,884)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	23,885
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ (23,884)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.1%
Bermuda	4.5%
Singapore	3.9%
Netherlands	1.5%
Cayman Islands	1.4%
Others (individually less than 1%)	1.6%
100.0%
Income Tax Information

At July 31, 2009, the fund had a capital loss carryforward of approximately $12,832,682 of which $4,774,109, $2,265,871, $279,201, $310,663 and $5,202,838 will expire on July 31, 2011, 2012, 2013, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $2,011,669 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Electronics

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $106,820) - See accompanying schedule: Unaffiliated issuers (cost $16,966,662)	$ 15,392,135
Fidelity Central Funds (cost $265,068)	265,068
Total Investments (cost $17,231,730)		$ 15,657,203
Cash		22,559
Receivable for investments sold		706,826
Receivable for fund shares sold		49,440
Dividends receivable		6,161
Interest receivable		139
Distributions receivable from Fidelity Central Funds		54
Prepaid expenses		58
Receivable from investment adviser for expense reductions		4,005
Other receivables		217
Total assets		16,446,662

Liabilities
Payable for investments purchased	$ 420,105
Payable for fund shares redeemed	32,195
Accrued management fee	8,094
Distribution fees payable	7,800
Other affiliated payables	5,199
Other payables and accrued expenses	24,749
Collateral on securities loaned, at value	111,750
Total liabilities		609,892

Net Assets		$ 15,836,770
Net Assets consist of:
Paid in capital		$ 31,454,091
Accumulated net investment loss		(26,904)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,015,900)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,574,517)
Net Assets		$ 15,836,770
Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,102,608 ÷ 882,468 shares)	$ 6.92

Maximum offering price per share (100/94.25 of $6.92)	$ 7.34
Class T: Net Asset Value and redemption price per share ($4,589,510 ÷ 676,097 shares)	$ 6.79

Maximum offering price per share (100/96.50 of $6.79)	$ 7.04
Class B: Net Asset Value and offering price per share ($1,181,878 ÷ 181,848 shares) A	$ 6.50

Class C: Net Asset Value and offering price per share ($3,416,900 ÷ 526,329 shares) A	$ 6.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($545,874 ÷ 76,984 shares)	$ 7.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Electronics

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 92,148
Interest		8,895
Income from Fidelity Central Funds		471
Total income		101,514

Expenses
Management fee	$ 43,848
Transfer agent fees	28,414
Distribution fees	42,579
Accounting and security lending fees	3,060
Custodian fees and expenses	13,589
Independent trustees' compensation	45
Registration fees	42,191
Audit	21,821
Legal	91
Miscellaneous	120
Total expenses before reductions	195,758
Expense reductions	(64,031)	131,727
Net investment income (loss)		(30,213)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,334,374
Foreign currency transactions	(308)
Total net realized gain (loss)		1,334,066
Change in net unrealized appreciation (depreciation) on: Investment securities	(657,177)
Assets and liabilities in foreign currencies	27
Total change in net unrealized appreciation (depreciation)		(657,150)
Net gain (loss)		676,916
Net increase (decrease) in net assets resulting from operations		$ 646,703

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (30,213)	$ 34,721
Net realized gain (loss)	1,334,066	(3,412,258)
Change in net unrealized appreciation (depreciation)	(657,150)	2,662,881
Net increase (decrease) in net assets resulting from operations	646,703	(714,656)
Distributions to shareholders from net investment income	(30,683)	-
Share transactions - net increase (decrease)	1,011,639	612,433
Redemption fees	917	572
Total increase (decrease) in net assets	1,628,576	(101,651)

Net Assets
Beginning of period	14,208,194	14,309,845
End of period (including accumulated net investment loss of $26,904 and undistributed net investment income of $33,992, respectively)	$ 15,836,770	$ 14,208,194

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.59	$ 6.79	$ 9.11	$ 7.38	$ 8.04	$ 6.58
Income from Investment Operations
Net investment income (loss) E	- I	.04	- I	(.03)	(.04)	(.07)
Net realized and unrealized gain (loss)	.36	(.24)	(2.32)	1.76	(.62)	1.53
Total from investment operations	.36	(.20)	(2.32)	1.73	(.66)	1.46
Distributions from net investment income	(.03)	-	-	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.92	$ 6.59	$ 6.79	$ 9.11	$ 7.38	$ 8.04
Total Return B, C, D	5.39%	(2.95)%	(25.47)%	23.44%	(8.21)%	22.19%
Ratios to Average Net Assets F, H
Expenses before reductions	2.20% A	2.44%	1.72%	1.60%	1.50%	1.59%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.45%
Expenses net of all reductions	1.39% A	1.40%	1.39%	1.38%	1.36%	1.38%
Net investment income (loss)	(.09)% A	.69%	(.02)%	(.35)%	(.52)%	(.96)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,103	$ 5,433	$ 3,970	$ 7,551	$ 7,916	$ 11,397
Portfolio turnover rate G	74% A	92%	93%	97%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.46	$ 6.67	$ 8.98	$ 7.29	$ 7.96	$ 6.53
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	(.02)	(.05)	(.06)	(.08)
Net realized and unrealized gain (loss)	.35	(.23)	(2.29)	1.74	(.61)	1.51
Total from investment operations	.34	(.21)	(2.31)	1.69	(.67)	1.43
Distributions from net investment income	(.01)	-	-	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.79	$ 6.46	$ 6.67	$ 8.98	$ 7.29	$ 7.96
Total Return B, C, D	5.24%	(3.15)%	(25.72)%	23.18%	(8.42)%	21.90%
Ratios to Average Net Assets F, H
Expenses before reductions	2.49% A	2.77%	2.02%	1.89%	1.82%	1.89%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.69%
Expenses net of all reductions	1.64% A	1.65%	1.64%	1.64%	1.61%	1.61%
Net investment income (loss)	(.34)% A	.44%	(.27)%	(.60)%	(.77)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,590	$ 4,195	$ 4,635	$ 8,103	$ 9,048	$ 12,085
Portfolio turnover rate G	74% A	92%	93%	97%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.19	$ 6.43	$ 8.70	$ 7.10	$ 7.78	$ 6.42
Income from Investment Operations
Net investment income (loss) E	(.03)	- I	(.06)	(.09)	(.10)	(.12)
Net realized and unrealized gain (loss)	.34	(.24)	(2.21)	1.69	(.58)	1.48
Total from investment operations	.31	(.24)	(2.27)	1.60	(.68)	1.36
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.50	$ 6.19	$ 6.43	$ 8.70	$ 7.10	$ 7.78
Total Return B, C, D	5.01%	(3.73)%	(26.09)%	22.54%	(8.74)%	21.18%
Ratios to Average Net Assets F, H
Expenses before reductions	2.96% A	3.22%	2.48%	2.36%	2.29%	2.41%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.21%
Expenses net of all reductions	2.14% A	2.15%	2.14%	2.13%	2.11%	2.13%
Net investment income (loss)	(.84)% A	(.06)%	(.77)%	(1.10)%	(1.27)%	(1.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,182	$ 1,197	$ 2,027	$ 4,572	$ 6,123	$ 8,963
Portfolio turnover rate G	74% A	92%	93%	97%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.18	$ 6.42	$ 8.69	$ 7.09	$ 7.77	$ 6.41
Income from Investment Operations
Net investment income (loss) E	(.03)	- I	(.06)	(.09)	(.10)	(.11)
Net realized and unrealized gain (loss)	.34	(.24)	(2.21)	1.69	(.58)	1.47
Total from investment operations	.31	(.24)	(2.27)	1.60	(.68)	1.36
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.49	$ 6.18	$ 6.42	$ 8.69	$ 7.09	$ 7.77
Total Return B, C, D	5.02%	(3.74)%	(26.12)%	22.57%	(8.75)%	21.22%
Ratios to Average Net Assets F, H
Expenses before reductions	2.96% A	3.21%	2.47%	2.34%	2.26%	2.31%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.18%
Expenses net of all reductions	2.14% A	2.15%	2.14%	2.13%	2.11%	2.11%
Net investment income (loss)	(.84)% A	(.06)%	(.77)%	(1.10)%	(1.27)%	(1.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,417	$ 3,016	$ 3,325	$ 8,389	$ 7,009	$ 11,058
Portfolio turnover rate G	74% A	92%	93%	97%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.75	$ 6.94	$ 9.30	$ 7.51	$ 8.15	$ 6.65
Income from Investment Operations
Net investment income (loss) D	.01	.05	.02	(.01)	(.02)	(.05)
Net realized and unrealized gain (loss)	.36	(.24)	(2.38)	1.80	(.62)	1.55
Total from investment operations	.37	(.19)	(2.36)	1.79	(.64)	1.50
Distributions from net investment income	(.03)	-	-	-	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 7.09	$ 6.75	$ 6.94	$ 9.30	$ 7.51	$ 8.15
Total Return B, C	5.53%	(2.74)%	(25.38)%	23.83%	(7.85)%	22.56%
Ratios to Average Net Assets E, G
Expenses before reductions	1.90% A	2.16%	1.47%	1.26%	1.11%	1.16%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.11%	1.16%
Expenses net of all reductions	1.14% A	1.15%	1.14%	1.13%	1.07%	1.08%
Net investment income (loss)	.16% A	.94%	.23%	(.10)%	(.23)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 546	$ 367	$ 353	$ 730	$ 750	$ 899
Portfolio turnover rate F	74% A	92%	93%	97%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Electronics

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,436,991
Gross unrealized depreciation	(3,447,335)
Net unrealized appreciation (depreciation)	$ (2,010,344)

Tax cost	$ 17,667,547

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,717,847 and $5,527,983, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 7,409	$ 82
Class T	.25%	.25%	11,400	6
Class B	.75%	.25%	6,504	4,883
Class C	.75%	.25%	17,266	1,837
			$ 42,579	$ 6,808

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,287
Class T	2,124
Class B*	681
Class C*	45
$ 6,137

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,462.35
Class T	8,848.39
Class B	2,318.36
Class C	6,119.36
Institutional Class	667.30
	$ 28,414

* Annualized

Electronics

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $640 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $105.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 23,542
Class T	1.65%	18,999
Class B	2.15%	5,257
Class C	2.15%	13,869
Institutional Class	1.15%	1,667
		$ 63,334

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $697 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 22,913	$ -
Class T	5,704	-
Institutional Class	2,066	-
Total	$ 30,683	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	279,559	454,229	$ 1,993,246	$ 2,515,743
Reinvestment of distributions	3,053	-	21,642	-
Shares redeemed	(224,975)	(214,204)	(1,565,055)	(1,126,041)
Net increase (decrease)	57,637	240,025	$ 449,833	$ 1,389,702
Class T
Shares sold	103,904	211,424	$ 734,159	$ 1,046,750
Reinvestment of distributions	793	-	5,519	-
Shares redeemed	(78,198)	(256,279)	(531,335)	(1,247,787)
Net increase (decrease)	26,499	(44,855)	$ 208,343	$ (201,037)
Class B
Shares sold	39,310	57,656	$ 264,373	$ 278,136
Reinvestment of distributions	-	-	-	-
Shares redeemed	(50,749)	(179,676)	(336,375)	(832,636)
Net increase (decrease)	(11,439)	(122,020)	$ (72,002)	$ (554,500)
Class C
Shares sold	122,424	132,135	$ 809,122	$ 684,005
Reinvestment of distributions	-	-	-	-
Shares redeemed	(83,854)	(162,035)	(555,026)	(721,474)
Net increase (decrease)	38,570	(29,900)	$ 254,096	$ (37,469)
Institutional Class
Shares sold	41,795	29,924	$ 306,563	$ 158,084
Reinvestment of distributions	194	-	1,410	-
Shares redeemed	(19,426)	(26,319)	(136,604)	(142,347)
Net increase (decrease)	22,563	3,605	$ 171,369	$ 15,737

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Electronics

Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.22%
Actual		$ 1,000.00	$ 1,120.40	$ 6.52
Hypothetical A		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.42%
Actual		$ 1,000.00	$ 1,119.00	$ 7.58
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.22
Class B	1.98%
Actual		$ 1,000.00	$ 1,116.00	$ 10.56
Hypothetical A		$ 1,000.00	$ 1,015.22	$ 10.06
Class C	1.95%
Actual		$ 1,000.00	$ 1,116.00	$ 10.40
Hypothetical A		$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,121.90	$ 4.81
Hypothetical A		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	6.9	5.8
XTO Energy, Inc.	6.0	0.0
Southwestern Energy Co.	5.2	4.9
Occidental Petroleum Corp.	5.2	6.2
BJ Services Co.	4.0	2.3
Petrohawk Energy Corp.	3.7	4.0
Anadarko Petroleum Corp.	3.5	1.8
Transocean Ltd.	3.4	3.8
Alpha Natural Resources, Inc.	3.1	0.5
Noble Corp.	3.1	3.3
	44.1
Top Industries (% of fund's net assets)
As of January 31, 2010
Oil, Gas & Consumable Fuels	57.5%
Energy Equipment & Services	37.2%
Electrical Equipment	2.2%
Construction & Engineering	0.7%
Gas Utilities	0.6%
All Others*	1.8%

As of July 31, 2009
Oil, Gas & Consumable Fuels	58.0%
Energy Equipment & Services	37.0%
Electrical Equipment	3.1%
Gas Utilities	1.1%
Construction & Engineering	0.5%
All Others*	0.3%

* Includes short-term investments and net other assets.

Energy

Advisor Energy Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 0.1%
Commodity Chemicals - 0.1%
STR Holdings, Inc.	20,500	$ 341,940
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	127,700	4,825,783
ELECTRICAL EQUIPMENT - 2.2%
Electrical Components & Equipment - 2.1%
centrotherm photovoltaics AG (a)	25,223	1,406,388
First Solar, Inc. (a)(c)	49,700	5,631,010
JA Solar Holdings Co. Ltd. ADR (a)(c)	854,495	3,674,329
SunPower Corp.:
Class A (a)	22,200	452,658
Class B (a)	153,700	2,854,209
		14,018,594
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	12,700	667,951
TOTAL ELECTRICAL EQUIPMENT		14,686,545
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	21,147	1,301,386
ENERGY EQUIPMENT & SERVICES - 37.2%
Oil & Gas Drilling - 12.1%
Atwood Oceanics, Inc. (a)	31,346	1,050,718
Diamond Offshore Drilling, Inc.	100	9,153
Ensco International Ltd. ADR	89,000	3,473,670
Helmerich & Payne, Inc.	226,353	9,468,346
Hercules Offshore, Inc. (a)	164,594	641,917
Nabors Industries Ltd. (a)	660,322	14,725,181
Noble Corp.	504,343	20,335,110
Northern Offshore Ltd. (a)	1,086,500	1,879,220
Patterson-UTI Energy, Inc.	116,517	1,789,701
Pride International, Inc. (a)	131,287	3,886,095
Transocean Ltd. (a)	260,864	22,105,615
		79,364,726
Oil & Gas Equipment & Services - 25.1%
Baker Hughes, Inc.	107,890	4,885,259
Basic Energy Services, Inc. (a)	28,240	265,174
BJ Services Co.	1,276,350	26,382,155
Cameron International Corp. (a)	20,200	760,732
Complete Production Services, Inc. (a)	44,054	551,997
Core Laboratories NV	23,200	2,713,240
Dresser-Rand Group, Inc. (a)	35,900	1,061,922
Global Industries Ltd. (a)	318,103	2,217,178
Halliburton Co.	391,860	11,446,231
Helix Energy Solutions Group, Inc. (a)	69,700	739,517
Key Energy Services, Inc. (a)	73,600	711,712
National Oilwell Varco, Inc.	492,257	20,133,311
Newpark Resources, Inc. (a)	19,781	78,926

	Shares	Value
Oceaneering International, Inc. (a)	89,300	$ 4,884,710
Oil States International, Inc. (a)	25,900	954,156
Schlumberger Ltd.	711,300	45,139,096
Smith International, Inc.	461,511	13,993,014
Superior Energy Services, Inc. (a)	184,784	4,244,488
Superior Well Services, Inc. (a)	8,700	137,721
TSC Offshore Group Ltd. (a)	1,705,000	562,188
Weatherford International Ltd. (a)	1,243,964	19,505,356
Willbros Group, Inc. (a)	200,494	3,065,553
		164,433,636
TOTAL ENERGY EQUIPMENT & SERVICES		243,798,362
GAS UTILITIES - 0.6%
Gas Utilities - 0.6%
Questar Corp.	81,700	3,388,916
Zhongyu Gas Holdings Ltd. (a)	6,538,000	665,257
		4,054,173
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Teck Resources Ltd. Class B (sub. vtg.) (a)	46,300	1,515,910
OIL, GAS & CONSUMABLE FUELS - 57.5%
Coal & Consumable Fuels - 10.3%
Alpha Natural Resources, Inc. (a)	505,964	20,547,198
Arch Coal, Inc.	654,485	13,789,999
Centennial Coal Co. Ltd.	229,855	741,860
Cloud Peak Energy, Inc.	111,100	1,500,961
CONSOL Energy, Inc.	215,713	10,054,383
Massey Energy Co.	525,723	20,250,850
PT Bumi Resources Tbk	2,851,800	754,889
SouthGobi Energy Resources Ltd. (a)(d)	3,900	57,809
		67,697,949
Integrated Oil & Gas - 11.8%
BG Group PLC	109,801	2,018,497
BP PLC sponsored ADR	227,500	12,767,300
Chevron Corp.	18,400	1,327,008
ConocoPhillips	1,946	93,408
Hess Corp.	1,253	72,411
Marathon Oil Corp.	677,253	20,188,912
Occidental Petroleum Corp.	433,179	33,935,243
Royal Dutch Shell PLC Class A sponsored ADR	120,700	6,685,573
		77,088,352
Oil & Gas Exploration & Production - 33.4%
Anadarko Petroleum Corp.	355,484	22,672,770
Apache Corp.	120,100	11,862,277
Arena Resources, Inc. (a)	86,690	3,323,695
Berry Petroleum Co. Class A	36,900	999,252
Brigham Exploration Co. (a)	118,700	1,547,848
Cabot Oil & Gas Corp.	437,702	16,750,856
Canadian Natural Resources Ltd.	94,300	6,018,867
Comstock Resources, Inc. (a)	181,611	7,081,013
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Denbury Resources, Inc. (a)	132,543	$ 1,795,958
EOG Resources, Inc.	58,984	5,333,333
EXCO Resources, Inc.	737,426	12,934,452
Mariner Energy, Inc. (a)	1,000	14,450
Newfield Exploration Co. (a)	160,050	7,832,847
Niko Resources Ltd.	16,500	1,523,623
OPTI Canada, Inc. (a)	144,200	260,269
Painted Pony Petroleum Ltd. Class A (a)	123,500	808,473
Petrobank Energy & Resources Ltd. (a)	25,100	1,240,094
Petrohawk Energy Corp. (a)	1,079,362	24,102,153
Range Resources Corp.	80,784	3,716,064
Southwestern Energy Co. (a)	793,800	34,038,144
Ultra Petroleum Corp. (a)	109,700	5,039,618
Whiting Petroleum Corp. (a)	160,610	10,690,202
XTO Energy, Inc.	886,510	39,511,751
		219,098,009
Oil & Gas Refining & Marketing - 2.0%
Frontier Oil Corp.	413,223	5,148,759
Tesoro Corp.	43,800	547,500
Valero Energy Corp.	311,263	5,733,464
World Fuel Services Corp.	65,800	1,581,174
		13,010,897
TOTAL OIL, GAS & CONSUMABLE FUELS		376,895,207
TOTAL COMMON STOCKS (Cost $592,917,240)		647,419,306
Convertible Bonds - 0.0%
Principal Amount
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $320,000)	$ 320,000	333,920
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (e)	6,539,112	$ 6,539,112
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	7,690,800	7,690,800
TOTAL MONEY MARKET FUNDS (Cost $14,229,912)		14,229,912
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $607,467,152)		661,983,138
NET OTHER ASSETS - (0.9)%		(6,000,008)
NET ASSETS - 100%		$ 655,983,130
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,809 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,509
Fidelity Securities Lending Cash Central Fund	112,477
Total	$ 118,986
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 647,419,306	$ 641,447,250	$ 5,972,056	$ -
Convertible Bonds	333,920	-	333,920	-
Money Market Funds	14,229,912	14,229,912	-	-
Total Investments in Securities	$ 661,983,138	$ 655,677,162	$ 6,305,976	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.4%
Switzerland	9.5%
Netherlands Antilles	6.9%
United Kingdom	3.8%
Canada	2.4%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $106,222,894 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $79,621,140 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,339,680) - See accompanying schedule: Unaffiliated issuers (cost $593,237,240)	$ 647,753,226
Fidelity Central Funds (cost $14,229,912)	14,229,912
Total Investments (cost $607,467,152)		$ 661,983,138
Receivable for investments sold		8,295,777
Receivable for fund shares sold		977,238
Dividends receivable		39,183
Interest receivable		4,433
Distributions receivable from Fidelity Central Funds		12,817
Prepaid expenses		2,376
Other receivables		13,204
Total assets		671,328,166

Liabilities
Payable for investments purchased	$ 4,371,864
Payable for fund shares redeemed	2,424,797
Accrued management fee	334,493
Distribution fees payable	301,722
Other affiliated payables	192,130
Other payables and accrued expenses	29,230
Collateral on securities loaned, at value	7,690,800
Total liabilities		15,345,036

Net Assets		$ 655,983,130
Net Assets consist of:
Paid in capital		$ 776,128,124
Accumulated net investment loss		(1,337,581)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(173,324,766)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		54,517,353
Net Assets		$ 655,983,130

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($238,741,741 ÷ 8,253,667 shares)	$ 28.93

Maximum offering price per share (100/94.25 of $28.93)	$ 30.69
Class T: Net Asset Value and redemption price per share ($245,561,310 ÷ 8,290,993 shares)	$ 29.62

Maximum offering price per share (100/96.50 of $29.62)	$ 30.69
Class B: Net Asset Value and offering price per share ($50,206,748 ÷ 1,837,766 shares)A	$ 27.32

Class C: Net Asset Value and offering price per share ($97,944,474 ÷ 3,559,909 shares)A	$ 27.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,528,857 ÷ 781,660 shares)	$ 30.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Energy Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,320,774
Interest		7,599
Income from Fidelity Central Funds		118,986
Total income		3,447,359

Expenses
Management fee	$ 1,856,811
Transfer agent fees	1,022,638
Distribution fees	1,677,663
Accounting and security lending fees	130,603
Custodian fees and expenses	16,877
Independent trustees' compensation	1,984
Registration fees	64,316
Audit	28,111
Legal	2,329
Miscellaneous	5,621
Total expenses before reductions	4,806,953
Expense reductions	(22,121)	4,784,832
Net investment income (loss)		(1,337,473)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,019,719
Foreign currency transactions	(65,889)
Total net realized gain (loss)		34,953,830
Change in net unrealized appreciation (depreciation) on: Investment securities	36,284,116
Assets and liabilities in foreign currencies	1,309
Total change in net unrealized appreciation (depreciation)		36,285,425
Net gain (loss)		71,239,255
Net increase (decrease) in net assets resulting from operations		$ 69,901,782

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,337,473)	$ (2,256,368)
Net realized gain (loss)	34,953,830	(205,660,800)
Change in net unrealized appreciation (depreciation)	36,285,425	(183,346,614)
Net increase (decrease) in net assets resulting from operations	69,901,782	(391,263,782)
Distributions to shareholders from net realized gain	-	(137,595,735)
Share transactions - net increase (decrease)	(7,985,447)	82,598,513
Redemption fees	19,549	78,335
Total increase (decrease) in net assets	61,935,884	(446,182,669)

Net Assets
Beginning of period	594,047,246	1,040,229,915
End of period (including accumulated net investment loss of $1,337,581 and accumulated net investment loss of $108, respectively)	$ 655,983,130	$ 594,047,246

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 25.82	$ 50.24	$ 48.28	$ 46.39	$ 40.93	$ 29.12
Income from Investment Operations
Net investment income (loss)E	(.02)	(.04)	(.17)	(.02) H	(.04)	.06
Net realized and unrealized gain (loss)	3.13	(17.48)	5.59	8.42	12.30	12.21
Total from investment operations	3.11	(17.52)	5.42	8.40	12.26	12.27
Distributions from net investment income	-	-	-	-	-	(.06)
Distributions from net realized gain	-	(6.90)	(3.46)	(6.51)	(6.81)	(.41)
Total distributions	-	(6.90)	(3.46)	(6.51)	(6.81)	(.47)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 28.93	$ 25.82	$ 50.24	$ 48.28	$ 46.39	$ 40.93
Total Return B,C,D	12.04%	(38.86)%	11.52%	22.08%	32.90%	42.69%
Ratios to Average Net Assets F,I
Expenses before reductions	1.22% A	1.22%	1.14%	1.19%	1.21%	1.25%
Expenses net of fee waivers, if any	1.22% A	1.22%	1.14%	1.19%	1.21%	1.25%
Expenses net of all reductions	1.21% A	1.21%	1.14%	1.19%	1.17%	1.19%
Net investment income (loss)	(.17)% A	(.14)%	(.32)%	(.05)% H	(.09)%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 238,742	$ 216,595	$ 355,200	$ 268,108	$ 204,391	$ 90,342
Portfolio turnover rate G	83% A	148%	90%	80%	139%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 26.47	$ 51.40	$ 49.26	$ 47.18	$ 41.46	$ 29.52
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.29)	(.11) H	(.13)	- J
Net realized and unrealized gain (loss)	3.21	(17.93)	5.72	8.61	12.49	12.37
Total from investment operations	3.15	(18.03)	5.43	8.50	12.36	12.37
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	(6.90)	(3.29)	(6.42)	(6.65)	(.41)
Total distributions	-	(6.90)	(3.29)	(6.42)	(6.65)	(.44)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 29.62	$ 26.47	$ 51.40	$ 49.26	$ 47.18	$ 41.46
Total Return B,C,D	11.90%	(38.99)%	11.27%	21.84%	32.60%	42.41%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.45%	1.36%	1.40%	1.42%	1.44%
Expenses net of fee waivers, if any	1.42% A	1.45%	1.36%	1.40%	1.42%	1.44%
Expenses net of all reductions	1.41% A	1.45%	1.35%	1.39%	1.38%	1.39%
Net investment income (loss)	(.37)% A	(.38)%	(.54)%	(.26)% H	(.29)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,561	$ 224,376	$ 407,784	$ 382,222	$ 362,272	$ 280,820
Portfolio turnover rate G	83% A	148%	90%	80%	139%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 24.48	$ 48.35	$ 46.64	$ 45.10	$ 39.89	$ 28.54
Income from Investment Operations
Net investment income (loss) E	(.13)	(.22)	(.56)	(.34) H	(.35)	(.18)
Net realized and unrealized gain (loss)	2.97	(16.75)	5.41	8.17	11.98	11.93
Total from investment operations	2.84	(16.97)	4.85	7.83	11.63	11.75
Distributions from net realized gain	-	(6.90)	(3.14)	(6.29)	(6.43)	(.41)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 27.32	$ 24.48	$ 48.35	$ 46.64	$ 45.10	$ 39.89
Total Return B,C,D	11.60%	(39.31)%	10.62%	21.18%	31.86%	41.66%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	1.96%	1.93%	1.96%	1.96%	1.98%
Expenses net of fee waivers, if any	1.98% A	1.96%	1.93%	1.96%	1.96%	1.98%
Expenses net of all reductions	1.98% A	1.96%	1.93%	1.95%	1.92%	1.93%
Net investment income (loss)	(.93)% A	(.89)%	(1.11)%	(.82)% H	(.84)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,207	$ 47,795	$ 98,602	$ 116,487	$ 130,973	$ 102,003
Portfolio turnover rate G	83% A	148%	90%	80%	139%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 24.65	$ 48.63	$ 46.88	$ 45.33	$ 40.10	$ 28.68
Income from Investment Operations
Net investment income (loss) E	(.12)	(.21)	(.54)	(.32) H	(.34)	(.17)
Net realized and unrealized gain (loss)	2.98	(16.87)	5.45	8.20	12.06	11.99
Total from investment operations	2.86	(17.08)	4.91	7.88	11.72	11.82
Distributions from net realized gain	-	(6.90)	(3.16)	(6.33)	(6.50)	(.41)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 27.51	$ 24.65	$ 48.63	$ 46.88	$ 45.33	$ 40.10
Total Return B,C,D	11.60%	(39.31)%	10.71%	21.22%	31.96%	41.70%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	1.96%	1.87%	1.91%	1.92%	1.94%
Expenses net of fee waivers, if any	1.95% A	1.96%	1.87%	1.91%	1.92%	1.94%
Expenses net of all reductions	1.94% A	1.95%	1.87%	1.91%	1.88%	1.89%
Net investment income (loss)	(.90)% A	(.88)%	(1.05)%	(.77)% H	(.79)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,944	$ 86,650	$ 156,393	$ 135,072	$ 125,424	$ 72,832
Portfolio turnover rate G	83% A	148%	90%	80%	139%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 26.83	$ 51.76	$ 49.68	$ 47.48	$ 41.76	$ 29.64
Income from Investment Operations
Net investment income (loss) D	.02	.03	(.02)	.11 G	.12	.19
Net realized and unrealized gain (loss)	3.25	(18.06)	5.74	8.67	12.56	12.44
Total from investment operations	3.27	(18.03)	5.72	8.78	12.68	12.63
Distributions from net investment income	-	-	-	-	-	(.11)
Distributions from net realized gain	-	(6.90)	(3.64)	(6.58)	(6.97)	(.41)
Total distributions	-	(6.90)	(3.64)	(6.58)	(6.97)	(.52)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 30.10	$ 26.83	$ 51.76	$ 49.68	$ 47.48	$ 41.76
Total Return B,C	12.19%	(38.68)%	11.83%	22.47%	33.35%	43.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.90% A	.95%	.85%	.88%	.87%	.89%
Expenses net of fee waivers, if any	.90% A	.95%	.85%	.88%	.87%	.89%
Expenses net of all reductions	.90% A	.94%	.85%	.88%	.83%	.84%
Net investment income (loss)	.14% A	.13%	(.03)%	.25% G	.26%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,529	$ 18,631	$ 22,250	$ 17,127	$ 19,553	$ 9,433
Portfolio turnover rate F	83% A	148%	90%	80%	139%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

Energy

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 105,669,575
Gross unrealized depreciation	(64,915,306)
Net unrealized appreciation (depreciation)	$ 40,754,269

Tax cost	$ 621,228,869

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $263,757,280 and $280,345,727, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 302,416	$ 5,821
Class T	.25%	.25%	622,784	-
Class B	.75%	.25%	260,909	195,703
Class C	.75%	.25%	491,554	87,519
			$ 1,677,663	$ 289,043

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 96,440
Class T	16,146
Class B*	49,718
Class C*	6,635
$ 168,939

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 398,775.33
Class T	352,309.28
Class B	89,583.34
Class C	151,835.31
Institutional Class	30,136.27
	$ 1,022,638

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,010 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,267 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $112,477.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22,121 for the period.

Energy

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net realized gain
Class A	$ -	$ 46,997,290
Class T	-	53,170,678
Class B	-	13,492,835
Class C	-	21,034,743
Institutional Class	-	2,900,189
Total	$ -	$ 137,595,735

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	1,422,169	3,517,345	$ 41,549,317	$ 85,305,714
Reinvestment of distributions	-	1,158,188	-	42,134,872
Shares redeemed	(1,556,199)	(3,358,560)	(45,256,399)	(88,397,497)
Net increase (decrease)	(134,030)	1,316,973	$ (3,707,082)	$ 39,043,089
Class T
Shares sold	730,883	2,191,463	$ 22,039,019	$ 53,583,018
Reinvestment of distributions	-	1,332,408	-	49,792,078
Shares redeemed	(917,123)	(2,980,646)	(27,358,608)	(77,608,101)
Net increase (decrease)	(186,240)	543,225	$ (5,319,589)	$ 25,766,995
Class B
Shares sold	162,044	529,128	$ 4,493,526	$ 12,513,157
Reinvestment of distributions	-	339,485	-	11,786,924
Shares redeemed	(276,495)	(955,690)	(7,593,884)	(23,571,286)
Net increase (decrease)	(114,451)	(87,077)	$ (3,100,358)	$ 728,795
Class C
Shares sold	453,094	1,217,008	$ 12,751,292	$ 28,382,837
Reinvestment of distributions	-	507,064	-	17,726,948
Shares redeemed	(408,105)	(1,425,212)	(11,275,471)	(35,998,056)
Net increase (decrease)	44,989	298,860	$ 1,475,821	$ 10,111,729
Institutional Class
Shares sold	338,222	470,080	$ 10,517,450	$ 12,030,140
Reinvestment of distributions	-	54,219	-	2,044,586
Shares redeemed	(250,943)	(259,760)	(7,851,689)	(7,126,821)
Net increase (decrease)	87,279	264,539	$ 2,665,761	$ 6,947,905

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.29%
Actual		$ 1,000.00	$ 1,106.70	$ 6.85
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.56
Class T	1.55%
Actual		$ 1,000.00	$ 1,105.30	$ 8.23
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Class B	2.05%
Actual		$ 1,000.00	$ 1,102.90	$ 10.87
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.41
Class C	2.04%
Actual		$ 1,000.00	$ 1,102.10	$ 10.81
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.36
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,108.20	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Financial Services

Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	5.0	3.6
Zions Bancorp	4.8	0.5
Citigroup, Inc.	4.8	1.0
Bank of America Corp.	4.7	2.8
McGraw-Hill Companies, Inc.	4.4	3.5
Morgan Stanley	4.2	5.1
Wells Fargo & Co.	3.5	1.0
Sumitomo Mitsui Financial Group, Inc.	3.5	0.0
Comerica, Inc.	3.5	0.0
KeyCorp	3.3	2.5
	41.7
Top Industries (% of fund's net assets)
As of January 31, 2010
Commercial Banks	39.9%
Capital Markets	23.9%
Diversified Financial Services	18.0%
Insurance	7.1%
Media	4.7%
All Others*	6.4%

As of July 31, 2009
Capital Markets	28.9%
Commercial Banks	18.3%
Insurance	16.1%
Diversified Financial Services	10.9%
IT Services	8.6%
All Others*	17.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Financial Services Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CAPITAL MARKETS - 23.9%
Asset Management & Custody Banks - 7.7%
AllianceBernstein Holding LP	67,900	$ 1,747,746
Bank of New York Mellon Corp.	55,598	1,617,346
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	12,172	415,604
EFG International	187,118	2,682,456
Franklin Resources, Inc.	16,205	1,604,781
Janus Capital Group, Inc.	38,900	474,969
Legg Mason, Inc.	43,353	1,117,640
State Street Corp.	16,761	718,712
The Blackstone Group LP	101,300	1,228,769
U.S. Global Investments, Inc. Class A	31,848	306,059
		11,914,082
Investment Banking & Brokerage - 16.2%
Broadpoint Gleacher Securities Group, Inc. (a)	665,522	2,695,364
Charles Schwab Corp.	213,400	3,903,086
Evercore Partners, Inc. Class A	49,600	1,481,552
GFI Group, Inc.	465,278	2,265,904
Goldman Sachs Group, Inc.	17,947	2,669,078
Jefferies Group, Inc. (c)	80,009	2,043,430
MF Global Holdings Ltd. (a)	513,825	3,365,554
Morgan Stanley	241,800	6,475,404
TD Ameritrade Holding Corp. (a)	20,500	364,080
		25,263,452
TOTAL CAPITAL MARKETS		37,177,534
COMMERCIAL BANKS - 39.9%
Diversified Banks - 20.8%
Alpha Bank AE (a)	218,500	2,097,122
Banco Macro SA sponsored ADR	13,543	386,111
Barclays PLC Sponsored ADR (c)	254,900	4,361,339
BBVA Banco Frances SA sponsored ADR (c)	74,683	474,237
China Citic Bank Corp. Ltd. Class H	1,918,000	1,292,015
China Merchants Bank Co. Ltd. (H Shares)	120,000	279,136
Comerica, Inc.	156,862	5,413,308
Mizuho Financial Group, Inc.	698,000	1,353,163
National Bank of Greece SA (a)	141,300	3,088,578
National Bank of Greece SA sponsored ADR	288,177	1,285,269
Sumitomo Mitsui Financial Group, Inc.	166,500	5,413,509
U.S. Bancorp, Delaware	59,500	1,492,260
Wells Fargo & Co.	191,800	5,452,874
		32,388,921
Regional Banks - 19.1%
1st Pacific Bancorp (a)	8,600	5,591
Atlantic Southern Financial Group, Inc. (a)	2,402	5,044
Bancorp New Jersey, Inc.	462	5,234

	Shares	Value
BancTrust Financial Group, Inc. (c)	13,100	$ 51,090
Bar Harbor Bankshares	1,132	30,575
Boston Private Financial Holdings, Inc.	31,200	223,704
Bridge Capital Holdings (a)	1,770	14,372
Chicopee Bancorp, Inc. (a)	1,500	19,425
Citizens Banking Corp., Michigan (a)	1,265,700	961,932
CoBiz, Inc.	43,312	231,286
Evans Bancorp, Inc.	600	7,350
Fifth Third Bancorp	115,462	1,436,347
First Bancorp, Puerto Rico	69,900	159,372
Frontier Financial Corp. (a)(c)	44,628	190,115
Glacier Bancorp, Inc. (c)	81,829	1,173,428
Huntington Bancshares, Inc.	93,000	445,470
KeyCorp	708,700	5,088,466
Landmark Bancorp, Inc.	100	1,523
MidWestOne Financial Group, Inc.	900	8,550
Monroe Bancorp	300	2,025
Nara Bancorp, Inc.	36,404	332,733
Oriental Financial Group, Inc.	47,600	541,688
PNC Financial Services Group, Inc.	1,845	102,268
Preferred Bank, Los Angeles California	17,300	27,680
Regions Financial Corp.	474,726	3,014,510
Salisbury Bancorp, Inc.	1,500	34,575
Smithtown Bancorp, Inc.	31,720	171,605
Southwest Bancorp, Inc., Oklahoma	7,300	54,677
Sterling Bancshares, Inc.	67,900	346,969
Sun Bancorp, Inc., New Jersey	21,747	82,856
SunTrust Banks, Inc.	74,153	1,804,142
SVB Financial Group (a)	40,312	1,749,138
Tamalpais Bancorp	25,822	22,982
Umpqua Holdings Corp.	97,184	1,201,194
United Security Bancshares, California	5,950	30,048
W Holding Co., Inc.	7,571	143,092
West Bancorp., Inc.	6,500	33,150
Wintrust Financial Corp.	70,619	2,453,304
Zions Bancorp	396,100	7,514,017
		29,721,527
TOTAL COMMERCIAL BANKS		62,110,448
CONSUMER FINANCE - 0.2%
Consumer Finance - 0.2%
Promise Co. Ltd. (a)(c)	25,300	234,306
DIVERSIFIED FINANCIAL SERVICES - 17.3%
Other Diversified Financial Services - 14.5%
Bank of America Corp. (c)	483,635	7,341,579
Citigroup, Inc.	2,262,100	7,510,172
JPMorgan Chase & Co.	198,048	7,711,990
		22,563,741
Specialized Finance - 2.8%
BM&F BOVESPA SA	10,900	73,264
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Specialized Finance - continued
JSE Ltd.	20,600	$ 152,691
Moody's Corp. (c)	146,627	4,045,439
		4,271,394
TOTAL DIVERSIFIED FINANCIAL SERVICES		26,835,135
HOTELS, RESTAURANTS & LEISURE - 0.2%
Casinos & Gaming - 0.2%
Wynn Macau Ltd.	252,800	321,049
INSURANCE - 7.1%
Insurance Brokers - 0.3%
Aon Corp.	10,500	408,450
Multi-Line Insurance - 3.7%
Assurant, Inc.	26,304	826,735
Genworth Financial, Inc. Class A (a)	267,635	3,704,068
Hartford Financial Services Group, Inc.	48,600	1,165,914
		5,696,717
Property & Casualty Insurance - 2.0%
CNA Financial Corp. (a)	72,804	1,710,166
XL Capital Ltd. Class A	87,489	1,467,191
		3,177,357
Reinsurance - 1.1%
Everest Re Group Ltd.	19,000	1,629,060
Transatlantic Holdings, Inc.	2,100	104,349
		1,733,409
TOTAL INSURANCE		11,015,933
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
China Finance Online Co. Ltd. ADR (a)(c)	195,815	1,452,947
IT SERVICES - 2.6%
Data Processing & Outsourced Services - 2.5%
Euronet Worldwide, Inc. (a)	90,785	1,853,830
MasterCard, Inc. Class A	2,200	549,780
MoneyGram International, Inc. (a)(c)	471,430	1,414,290
		3,817,900
IT Consulting & Other Services - 0.1%
Satyam Computer Services Ltd. sponsored ADR (a)(c)	44,900	219,561
TOTAL IT SERVICES		4,037,461
MEDIA - 4.7%
Advertising - 0.3%
SearchMedia Holdings Ltd. (a)	81,000	490,860

	Shares	Value
Publishing - 4.4%
McGraw-Hill Companies, Inc.	192,249	$ 6,815,227
TOTAL MEDIA		7,306,087
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
Diversified Real Estate Activities - 0.4%
Mitsubishi Estate Co. Ltd.	36,000	585,444
Real Estate Development - 1.8%
Central China Real Estate Ltd.	2,061,000	499,060
Xinyuan Real Estate Co. Ltd. ADR (a)(c)	594,902	2,361,761
		2,860,821
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,446,265
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	6,600	184,866
THRIFTS & MORTGAGE FINANCE - 0.6%
Thrifts & Mortgage Finance - 0.6%
BofI Holding, Inc. (a)	16,300	193,481
Cheviot Financial Corp.	1,500	12,135
First Financial Northwest, Inc.	4,800	29,712
Meridian Interstate Bancorp, Inc. (a)	8,977	85,461
Ocean Shore Holding Co.	3,300	30,855
Osage Bancshares, Inc.	2,800	25,200
United Western Bancorp, Inc.	48,868	162,730
Washington Federal, Inc.	23,304	434,620
		974,194
TOTAL COMMON STOCKS (Cost $153,988,251)		155,096,225
Convertible Preferred Stocks - 0.7%

DIVERSIFIED FINANCIAL SERVICES - 0.7%
Other Diversified Financial Services - 0.7%
Bank of America Corp. (Cost $1,113,000)	74,200	1,120,420
Money Market Funds - 8.9%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (d)	707,981	$ 707,981
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	13,084,748	13,084,748
TOTAL MONEY MARKET FUNDS (Cost $13,792,729)		13,792,729
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $168,893,980)	170,009,374
NET OTHER ASSETS - (9.3)%	(14,480,597)
NET ASSETS - 100%	$ 155,528,777
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,736
Fidelity Securities Lending Cash Central Fund	38,939
Total	$ 43,675
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 155,096,225	$ 146,812,465	$ 8,283,760	$ -
Convertible Preferred Stocks	1,120,420	1,120,420	-	-
Money Market Funds	13,792,729	13,792,729	-	-
Total Investments in Securities	$ 170,009,374	$ 161,725,614	$ 8,283,760	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.1%
Japan	5.0%
Greece	4.1%
United Kingdom	2.8%
Cayman Islands	2.3%
Switzerland	2.0%
China	1.9%
Bermuda	1.0%
Others (individually less than 1%)	0.8%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $55,672,202 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $56,712,899 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,434,169) - See accompanying schedule: Unaffiliated issuers (cost $155,101,251)	$ 156,216,645
Fidelity Central Funds (cost $13,792,729)	13,792,729
Total Investments (cost $168,893,980)		$ 170,009,374
Cash		48,089
Receivable for investments sold		14,430,615
Receivable for fund shares sold		241,939
Dividends receivable		46,819
Distributions receivable from Fidelity Central Funds		4,831
Prepaid expenses		628
Other receivables		16,150
Total assets		184,798,445

Liabilities
Payable for investments purchased	$ 15,337,904
Payable for fund shares redeemed	625,621
Accrued management fee	75,034
Distribution fees payable	67,885
Other affiliated payables	49,781
Other payables and accrued expenses	28,695
Collateral on securities loaned, at value	13,084,748
Total liabilities		29,269,668

Net Assets		$ 155,528,777
Net Assets consist of:
Paid in capital		$ 241,622,297
Accumulated net investment loss		(468,452)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(86,747,598)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,122,530
Net Assets		$ 155,528,777

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($72,233,724 ÷ 6,909,374 shares)	$ 10.45

Maximum offering price per share (100/94.25 of $10.45)	$ 11.09
Class T: Net Asset Value and redemption price per share ($35,670,673 ÷ 3,416,855 shares)	$ 10.44

Maximum offering price per share (100/96.50 of $10.44)	$ 10.82
Class B: Net Asset Value and offering price per share ($12,210,760 ÷ 1,194,176 shares) A	$ 10.23

Class C: Net Asset Value and offering price per share ($30,627,385 ÷ 3,022,165 shares) A	$ 10.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,786,235 ÷ 450,049 shares)	$ 10.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 756,881
Interest		41
Income from Fidelity Central Funds		43,675
Total income		800,597

Expenses
Management fee	$ 450,733
Transfer agent fees	276,311
Distribution fees	410,854
Accounting and security lending fees	32,461
Custodian fees and expenses	18,644
Independent trustees' compensation	520
Registration fees	36,600
Audit	23,877
Legal	725
Miscellaneous	1,553
Total expenses before reductions	1,252,278
Expense reductions	(47,711)	1,204,567
Net investment income (loss)		(403,970)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,421,307
Foreign currency transactions	32,855
Total net realized gain (loss)		32,454,162
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,393,071)
Assets and liabilities in foreign currencies	6,853
Total change in net unrealized appreciation (depreciation)		(16,386,218)
Net gain (loss)		16,067,944
Net increase (decrease) in net assets resulting from operations		$ 15,663,974

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (403,970)	$ 2,607,315
Net realized gain (loss)	32,454,162	(88,858,385)
Change in net unrealized appreciation (depreciation)	(16,386,218)	30,047,773
Net increase (decrease) in net assets resulting from operations	15,663,974	(56,203,297)
Distributions to shareholders from net investment income	(1,313,190)	(3,219,822)
Distributions to shareholders from net realized gain	-	(320,528)
Total distributions	(1,313,190)	(3,540,350)
Share transactions - net increase (decrease)	(8,117,453)	1,444,825
Redemption fees	1,540	13,297
Total increase (decrease) in net assets	6,234,871	(58,285,525)

Net Assets
Beginning of period	149,293,906	207,579,431
End of period (including accumulated net investment loss of $468,452 and undistributed net investment income of $1,248,708, respectively)	$ 155,528,777	$ 149,293,906

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 13.18	$ 21.02	$ 23.34	$ 23.01	$ 22.17
Income from Investment Operations
Net investment income (loss) E	(.01)	.19	.30	.23	.20	.19
Net realized and unrealized gain (loss)	1.03	(3.58)	(6.41)	.92	2.02	2.48
Total from investment operations	1.02	(3.39)	(6.11)	1.15	2.22	2.67
Distributions from net investment income	(.10)	(.24)	(.27)	(.22)	(.26)	(.07)
Distributions from net realized gain	-	(.02)	(1.46)	(3.25)	(1.63)	(1.76)
Total distributions	(.10)	(.26)	(1.73)	(3.47) J	(1.89)	(1.83)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.45	$ 9.53	$ 13.18	$ 21.02	$ 23.34	$ 23.01
Total Return B, C, D	10.67%	(25.87)%	(31.67)%	4.54%	10.32%	12.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29% A	1.29%	1.21%	1.23%	1.25%	1.26%
Expenses net of fee waivers, if any	1.29% A	1.29%	1.21%	1.23%	1.25%	1.26%
Expenses net of all reductions	1.24% A	1.28%	1.21%	1.22%	1.23%	1.23%
Net investment income (loss)	(.24)% A	2.12%	1.75%	1.01%	.87%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,234	$ 68,245	$ 90,037	$ 106,722	$ 85,356	$ 68,012
Portfolio turnover rate G	267% A	269%	48%	53%	33%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.47 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.250 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 13.14	$ 20.94	$ 23.26	$ 22.87	$ 22.07
Income from Investment Operations
Net investment income (loss) E	(.03)	.16	.26	.18	.15	.14
Net realized and unrealized gain (loss)	1.03	(3.56)	(6.41)	.91	2.02	2.47
Total from investment operations	1.00	(3.40)	(6.15)	1.09	2.17	2.61
Distributions from net investment income	(.08)	(.20)	(.19)	(.16)	(.15)	(.05)
Distributions from net realized gain	-	(.02)	(1.46)	(3.25)	(1.63)	(1.76)
Total distributions	(.08)	(.22)	(1.65)	(3.41) J	(1.78)	(1.81)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.44	$ 9.52	$ 13.14	$ 20.94	$ 23.26	$ 22.87
Total Return B, C, D	10.53%	(26.00)%	(31.85)%	4.25%	10.11%	12.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.55%	1.47%	1.46%	1.47%	1.48%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.47%	1.46%	1.47%	1.48%
Expenses net of all reductions	1.49% A	1.54%	1.47%	1.46%	1.46%	1.46%
Net investment income (loss)	(.50)% A	1.86%	1.50%	.77%	.65%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,671	$ 34,927	$ 53,526	$ 95,426	$ 113,344	$ 128,388
Portfolio turnover rate G	267% A	269%	48%	53%	33%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.41 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 12.85	$ 20.44	$ 22.75	$ 22.33	$ 21.65
Income from Investment Operations
Net investment income (loss) E	(.05)	.12	.18	.06	.03	.03
Net realized and unrealized gain (loss)	1.01	(3.50)	(6.29)	.89	1.97	2.41
Total from investment operations	.96	(3.38)	(6.11)	.95	2.00	2.44
Distributions from net investment income	(.06)	(.12)	(.04)	(.02)	(.01)	-
Distributions from net realized gain	-	(.02)	(1.44)	(3.25)	(1.57)	(1.76)
Total distributions	(.06)	(.14)	(1.48)	(3.26) J	(1.58)	(1.76)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.23	$ 9.33	$ 12.85	$ 20.44	$ 22.75	$ 22.33
Total Return B, C, D	10.29%	(26.35)%	(32.21)%	3.71%	9.52%	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	2.04%	1.96%	1.98%	1.99%	2.00%
Expenses net of fee waivers, if any	2.05% A	2.04%	1.96%	1.98%	1.99%	2.00%
Expenses net of all reductions	1.99% A	2.03%	1.96%	1.98%	1.98%	1.98%
Net investment income (loss)	(.99)% A	1.38%	1.01%	.25%	.13%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,211	$ 12,477	$ 20,420	$ 64,837	$ 113,652	$ 145,046
Portfolio turnover rate G	267% A	269%	48%	53%	33%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.26 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $3.247 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 12.78	$ 20.40	$ 22.74	$ 22.34	$ 21.65
Income from Investment Operations
Net investment income (loss) E	(.05)	.12	.17	.06	.04	.04
Net realized and unrealized gain (loss)	.99	(3.48)	(6.24)	.90	1.98	2.42
Total from investment operations	.94	(3.36)	(6.07)	.96	2.02	2.46
Distributions from net investment income	(.06)	(.15)	(.09)	(.05)	(.02)	(.01)
Distributions from net realized gain	-	(.02)	(1.46)	(3.25)	(1.60)	(1.76)
Total distributions	(.06)	(.17)	(1.55)	(3.30) J	(1.62)	(1.77)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.13	$ 9.25	$ 12.78	$ 20.40	$ 22.74	$ 22.34
Total Return B, C, D	10.21%	(26.38)%	(32.18)%	3.75%	9.58%	11.88%
Ratios to Average Net Assets F, H
Expenses before reductions	2.04% A	2.04%	1.96%	1.94%	1.94%	1.95%
Expenses net of fee waivers, if any	2.04% A	2.04%	1.96%	1.94%	1.94%	1.95%
Expenses net of all reductions	1.98% A	2.03%	1.96%	1.94%	1.93%	1.92%
Net investment income (loss)	(.99)% A	1.37%	1.01%	.29%	.18%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,627	$ 29,849	$ 37,777	$ 55,219	$ 62,469	$ 72,181
Portfolio turnover rate G	267% A	269%	48%	53%	33%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.30 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 13.38	$ 21.32	$ 23.63	$ 23.29	$ 22.37
Income from Investment Operations
Net investment income (loss) D	- H	.21	.36	.31	.29	.29
Net realized and unrealized gain (loss)	1.05	(3.63)	(6.51)	.93	2.05	2.50
Total from investment operations	1.05	(3.42)	(6.15)	1.24	2.34	2.79
Distributions from net investment income	(.11)	(.25)	(.33)	(.30)	(.37)	(.11)
Distributions from net realized gain	-	(.02)	(1.46)	(3.25)	(1.63)	(1.76)
Total distributions	(.11)	(.27)	(1.79)	(3.55) I	(2.00)	(1.87)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.63	$ 9.69	$ 13.38	$ 21.32	$ 23.63	$ 23.29
Total Return B, C	10.82%	(25.68)%	(31.47)%	4.88%	10.78%	13.06%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	1.04%	.93%	.89%	.86%	.86%
Expenses net of fee waivers, if any	1.00% A	1.04%	.93%	.89%	.86%	.86%
Expenses net of all reductions	.94% A	1.03%	.92%	.88%	.85%	.84%
Net investment income (loss)	.05% A	2.37%	2.04%	1.34%	1.26%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,786	$ 3,797	$ 5,819	$ 8,474	$ 11,892	$ 12,629
Portfolio turnover rate F	267% A	269%	48%	53%	33%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.55 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Financial Services

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,621,899
Gross unrealized depreciation	(16,292,914)
Net unrealized appreciation (depreciation)	$ (3,671,015)

Tax cost	$ 173,680,389

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $207,342,589 and $214,064,423, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 93,129	$ 182
Class T	.25%	.25%	93,270	-
Class B	.75%	.25%	65,026	48,770
Class C	.75%	.25%	159,429	29,362
			$ 410,854	$ 78,314

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,068
Class T	3,584
Class B*	15,424
Class C*	2,913
$ 36,989

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 127,527.34
Class T	65,168.35
Class B	22,365.34
Class C	54,511.34
Institutional Class	6,740.30
	$ 276,311

* Annualized

Financial Services

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,795 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $314 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $38,939.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $47,711 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 686,640	$ 1,698,174
Class T	298,090	781,807
Class B	78,308	182,682
Class C	206,470	461,265
Institutional Class	43,682	95,894
Total	$ 1,313,190	$ 3,219,822
From net realized gain
Class A	$ -	$ 139,687
Class T	-	80,989
Class B	-	31,565
Class C	-	60,568
Institutional Class	-	7,719
Total	$ -	$ 320,528

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	902,972	2,723,908	$ 9,502,325	$ 24,853,928
Reinvestment of distributions	58,808	159,397	610,428	1,638,390
Shares redeemed	(1,213,327)	(2,556,039)	(12,701,303)	(22,026,835)
Net increase (decrease)	(251,547)	327,266	$ (2,588,550)	$ 4,465,483
Class T
Shares sold	233,203	995,392	$ 2,449,212	$ 8,604,735
Reinvestment of distributions	27,047	77,111	280,751	791,775
Shares redeemed	(513,643)	(1,475,806)	(5,338,720)	(12,935,480)
Net increase (decrease)	(253,393)	(403,303)	$ (2,608,757)	$ (3,538,970)
Class B
Shares sold	99,832	506,058	$ 1,017,700	$ 4,460,037
Reinvestment of distributions	6,452	19,064	65,677	185,301
Shares redeemed	(250,070)	(776,048)	(2,544,446)	(6,568,493)
Net increase (decrease)	(143,786)	(250,926)	$ (1,461,069)	$ (1,923,155)
Class C
Shares sold	252,172	1,273,214	$ 2,541,990	$ 11,448,111
Reinvestment of distributions	17,064	43,964	172,172	431,812
Shares redeemed	(475,254)	(1,045,476)	(4,796,939)	(8,677,353)
Net increase (decrease)	(206,018)	271,702	$ (2,082,777)	$ 3,202,570
Institutional Class
Shares sold	127,332	270,723	$ 1,358,113	$ 2,262,133
Reinvestment of distributions	3,007	6,287	31,721	65,572
Shares redeemed	(72,130)	(320,256)	(766,134)	(3,088,808)
Net increase (decrease)	58,209	(43,246)	$ 623,700	$ (761,103)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Financial Services

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.24%
Actual		$ 1,000.00	$ 1,145.20	$ 6.70
Hypothetical A		$ 1,000.00	$ 1,018.95	$ 6.31
Class T	1.50%
Actual		$ 1,000.00	$ 1,143.80	$ 8.11
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	1.99%
Actual		$ 1,000.00	$ 1,141.00	$ 10.74
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.96%
Actual		$ 1,000.00	$ 1,141.40	$ 10.58
Hypothetical A		$ 1,000.00	$ 1,015.32	$ 9.96
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,146.80	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio/Sector

Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	8.1	7.6
Covidien PLC	5.7	5.5
Medco Health Solutions, Inc.	5.1	5.1
Express Scripts, Inc.	4.3	4.0
Merck & Co., Inc.	4.0	4.7
Illumina, Inc.	3.7	3.0
Allergan, Inc.	3.6	5.3
C. R. Bard, Inc.	3.2	2.6
Biogen Idec, Inc.	3.2	2.2
WellPoint, Inc.	2.9	0.8
	43.8
Top Industries (% of fund's net assets)
As of January 31, 2010
Health Care Providers & Services	23.8%
Pharmaceuticals	23.7%
Health Care Equipment & Supplies	20.1%
Biotechnology	14.4%
Life Sciences Tools & Services	10.2%
All Others*	7.8%

As of July 31, 2009
Pharmaceuticals	25.4%
Health Care Equipment & Supplies	23.3%
Health Care Providers & Services	21.3%
Biotechnology	14.4%
Life Sciences Tools & Services	10.7%
All Others*	4.9%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Health Care Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BIOTECHNOLOGY - 14.4%
Biotechnology - 14.4%
Acorda Therapeutics, Inc. (a)	71,200	$ 1,992,176
Affymax, Inc. (a)	37,500	787,500
Alexion Pharmaceuticals, Inc. (a)	76,498	3,547,212
Alnylam Pharmaceuticals, Inc. (a)(c)	52,137	881,115
Amgen, Inc. (a)	151,812	8,877,966
Biogen Idec, Inc. (a)	250,379	13,455,367
BioMarin Pharmaceutical, Inc. (a)	250,767	4,872,403
Cephalon, Inc. (a)	12,900	823,536
Dendreon Corp. (a)(c)	38,700	1,071,990
Genzyme Corp. (a)	25,300	1,372,778
Gilead Sciences, Inc. (a)	50,811	2,452,647
Human Genome Sciences, Inc. (a)	47,500	1,257,325
Incyte Corp. (a)(c)	313,001	3,342,851
Micromet, Inc. (a)	53,400	414,918
Myriad Genetics, Inc. (a)	82,846	1,946,881
OSI Pharmaceuticals, Inc. (a)	58,500	2,001,870
PDL BioPharma, Inc.	309,400	1,980,160
Protalix BioTherapeutics, Inc. (a)(c)	165,724	1,135,209
Targacept, Inc. (a)	70,898	1,485,313
Theravance, Inc. (a)	56,513	619,948
United Therapeutics Corp. (a)	94,400	5,623,408
		59,942,573
CHEMICALS - 1.1%
Fertilizers & Agricultural Chemicals - 1.1%
Monsanto Co.	58,400	4,431,392
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	252,255	971,182
Stewart Enterprises, Inc. Class A	186,543	945,773
		1,916,955
ELECTRONIC EQUIPMENT & COMPONENTS - 1.7%
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc.	250,400	7,018,712
FOOD & STAPLES RETAILING - 1.5%
Drug Retail - 1.5%
Walgreen Co.	175,308	6,319,853
HEALTH CARE EQUIPMENT & SUPPLIES - 20.1%
Health Care Equipment - 17.6%
Abiomed, Inc. (a)	35,909	284,399
ArthroCare Corp. (a)	72,900	1,942,785
Baxter International, Inc.	62,946	3,625,060
C. R. Bard, Inc.	162,765	13,491,591
CareFusion Corp. (a)	103,200	2,657,400
Conceptus, Inc. (a)	94,879	1,841,601
Covidien PLC	470,345	23,780,643
Edwards Lifesciences Corp. (a)	78,568	7,041,264
ev3, Inc. (a)	178,283	2,599,366
HeartWare International, Inc. (a)	27,784	1,073,852

	Shares	Value
HeartWare International, Inc. CDI unit (a)	668,258	$ 697,270
Micrus Endovascular Corp. (a)	163,273	2,739,721
Nobel Biocare Holding AG (Switzerland)	98,697	2,902,931
NuVasive, Inc. (a)(c)	69,300	1,912,680
Orthofix International NV (a)	47,417	1,428,674
Orthovita, Inc. (a)	438,153	1,594,877
Osmetech PLC (a)	13,820,627	445,320
William Demant Holding AS (a)	15,123	1,180,199
Wright Medical Group, Inc. (a)	114,571	2,048,529
		73,288,162
Health Care Supplies - 2.5%
AGA Medical Holdings, Inc.	46,700	669,211
Cooper Companies, Inc. (c)	90,911	3,210,977
InfuSystems Holdings, Inc. (a)	344,700	861,750
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	41,900	2,933
Inverness Medical Innovations, Inc. (a)(c)	116,978	4,722,402
RTI Biologics, Inc. (a)	234,676	741,576
		10,208,849
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		83,497,011
HEALTH CARE PROVIDERS & SERVICES - 23.8%
Health Care Distributors & Services - 2.2%
Henry Schein, Inc. (a)	120,903	6,534,807
Profarma Distribuidora de Produtos Farmaceuticos SA	156,400	1,481,029
Sinopharm Group Co. Ltd. Class H	234,400	884,591
		8,900,427
Health Care Facilities - 2.4%
Community Health Systems, Inc. (a)	74,800	2,439,976
Emeritus Corp. (a)(c)	88,371	1,608,352
Hanger Orthopedic Group, Inc. (a)	155,165	2,522,983
Sunrise Senior Living, Inc. (a)	245,575	729,358
Universal Health Services, Inc. Class B	91,418	2,665,749
		9,966,418
Health Care Services - 10.5%
Clarient, Inc. (a)	241,600	546,016
Emergency Medical Services Corp. Class A (a)	18,700	981,937
Express Scripts, Inc. (a)	212,843	17,849,014
Health Grades, Inc. (a)	253,898	1,101,917
LHC Group, Inc. (a)	43,300	1,333,207
Medco Health Solutions, Inc. (a)	343,019	21,088,808
RehabCare Group, Inc. (a)	28,800	836,928
		43,737,827
Managed Health Care - 8.7%
Aetna, Inc.	175,300	5,253,741
CIGNA Corp.	262,900	8,878,133
Health Net, Inc. (a)	109,447	2,655,184
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
UnitedHealth Group, Inc.	227,300	$ 7,500,900
WellPoint, Inc. (a)	189,200	12,055,824
		36,343,782
TOTAL HEALTH CARE PROVIDERS & SERVICES		98,948,454
HEALTH CARE TECHNOLOGY - 2.1%
Health Care Technology - 2.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	154,127	2,536,930
Cerner Corp. (a)	66,027	4,994,943
Computer Programs & Systems, Inc.	27,421	1,031,852
		8,563,725
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
WebMD Health Corp. (a)	42,857	1,670,566
LIFE SCIENCES TOOLS & SERVICES - 10.2%
Life Sciences Tools & Services - 10.2%
Covance, Inc. (a)	131,900	7,664,709
ICON PLC sponsored ADR (a)	101,900	2,531,196
Illumina, Inc. (a)(c)	420,584	15,431,227
Life Technologies Corp. (a)	82,719	4,111,961
PAREXEL International Corp. (a)	125,782	2,432,624
PerkinElmer, Inc.	127,000	2,557,780
QIAGEN NV (a)(c)	364,571	7,933,065
		42,662,562
PHARMACEUTICALS - 23.7%
Pharmaceuticals - 23.7%
Abbott Laboratories	126,763	6,710,833
Allergan, Inc.	261,763	15,051,373
Ardea Biosciences, Inc. (a)	101,150	1,480,836
Auxilium Pharmaceuticals, Inc. (a)	21,400	602,624
Cadence Pharmaceuticals, Inc. (a)(c)	142,086	1,415,177
Hikma Pharmaceuticals PLC	105,757	923,339

	Shares	Value
King Pharmaceuticals, Inc. (a)	428,400	$ 5,145,084
Merck & Co., Inc.	430,751	16,446,073
Optimer Pharmaceuticals, Inc. (a)(c)	78,527	967,453
Pfizer, Inc.	1,810,251	33,779,285
Piramal Healthcare Ltd.	76,277	605,255
Pronova BioPharma ASA (a)(c)	352,800	1,038,058
Shire PLC sponsored ADR	115,200	6,865,920
Teva Pharmaceutical Industries Ltd. sponsored ADR	86,382	4,899,587
ViroPharma, Inc. (a)	278,004	2,746,680
		98,677,577
TOTAL COMMON STOCKS (Cost $351,713,587)		413,649,380
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.17% (d)	349,771	349,771
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	27,353,640	27,353,640
TOTAL MONEY MARKET FUNDS (Cost $27,703,411)		27,703,411
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $379,416,998)		441,352,791
NET OTHER ASSETS - (6.1)%		(25,468,381)
NET ASSETS - 100%		$ 415,884,410
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,353
Fidelity Securities Lending Cash Central Fund	16,747
Total	$ 20,100
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 413,649,380	$ 407,159,533	$ 6,489,847	$ -
Money Market Funds	27,703,411	27,703,411	-	-
Total Investments in Securities	$ 441,352,791	$ 434,862,944	$ 6,489,847	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Ireland	6.3%
Netherlands	1.9%
Bailiwick of Jersey	1.7%
Israel	1.2%
Others (individually less than 1%)	2.3%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $30,833,729 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $34,215,799 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Health Care

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,588,334) - See accompanying schedule: Unaffiliated issuers (cost $351,713,587)	$ 413,649,380
Fidelity Central Funds (cost $27,703,411)	27,703,411
Total Investments (cost $379,416,998)		$ 441,352,791
Receivable for investments sold		12,118,196
Receivable for fund shares sold		316,408
Dividends receivable		210,309
Distributions receivable from Fidelity Central Funds		3,372
Prepaid expenses		1,556
Other receivables		44,674
Total assets		454,047,306

Liabilities
Payable to custodian bank	$ 325,655
Payable for investments purchased	9,059,541
Payable for fund shares redeemed	897,280
Accrued management fee	198,090
Distribution fees payable	171,298
Other affiliated payables	128,300
Other payables and accrued expenses	29,092
Collateral on securities loaned, at value	27,353,640
Total liabilities		38,162,896

Net Assets		$ 415,884,410
Net Assets consist of:
Paid in capital		$ 402,609,737
Accumulated net investment loss		(1,302,047)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,354,505)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,931,225
Net Assets		$ 415,884,410

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($191,250,485 ÷ 9,739,559 shares)	$ 19.64

Maximum offering price per share (100/94.25 of $19.64)	$ 20.84
Class T: Net Asset Value and redemption price per share ($113,742,078 ÷ 5,958,627 shares)	$ 19.09

Maximum offering price per share (100/96.50 of $19.09)	$ 19.78
Class B: Net Asset Value and offering price per share ($29,180,511 ÷ 1,624,908 shares)A	$ 17.96

Class C: Net Asset Value and offering price per share ($66,811,120 ÷ 3,728,792 shares)A	$ 17.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,900,216 ÷ 730,842 shares)	$ 20.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 1,564,950
Interest		27,273
Income from Fidelity Central Funds		20,100
Total income		1,612,323

Expenses
Management fee	$ 1,135,080
Transfer agent fees	686,834
Distribution fees	985,763
Accounting and security lending fees	80,722
Custodian fees and expenses	22,112
Independent trustees' compensation	1,272
Registration fees	38,344
Audit	29,422
Legal	2,218
Miscellaneous	3,909
Total expenses before reductions	2,985,676
Expense reductions	(27,484)	2,958,192
Net investment income (loss)		(1,345,869)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,621,107
Foreign currency transactions	9,557
Total net realized gain (loss)		26,630,664
Change in net unrealized appreciation (depreciation) on: Investment securities	28,675,873
Assets and liabilities in foreign currencies	1,672
Total change in net unrealized appreciation (depreciation)		28,677,545
Net gain (loss)		55,308,209
Net increase (decrease) in net assets resulting from operations		$ 53,962,340

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,345,869)	$ (546,482)
Net realized gain (loss)	26,630,664	(71,981,218)
Change in net unrealized appreciation (depreciation)	28,677,545	3,789,678
Net increase (decrease) in net assets resulting from operations	53,962,340	(68,738,022)
Distributions to shareholders from net realized gain	-	(9,966,416)
Share transactions - net increase (decrease)	(26,577,287)	(54,481,101)
Redemption fees	2,447	10,268
Total increase (decrease) in net assets	27,387,500	(133,175,271)

Net Assets
Beginning of period	388,496,910	521,672,181
End of period (including accumulated net investment loss of $1,302,047 and undistributed net investment income of $43,822, respectively)	$ 415,884,410	$ 388,496,910

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 17.15	$ 19.72	$ 22.90	$ 23.77	$ 22.94	$ 18.91
Income from Investment Operations
Net investment income (loss) E	(.04)	.02	(.03)	(.03)	(.09)	(.05)
Net realized and unrealized gain (loss)	2.53	(2.22)	(1.08)	1.91	.96	4.08
Total from investment operations	2.49	(2.20)	(1.11)	1.88	.87	4.03
Distributions from net realized gain	-	(.37)	(2.07)	(2.75)	(.04)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.64	$ 17.15	$ 19.72	$ 22.90	$ 23.77	$ 22.94
Total Return B,C,D	14.52%	(11.37)%	(5.64)%	8.54%	3.79%	21.31%
Ratios to Average Net Assets F,H
Expenses before reductions	1.24% A	1.23%	1.20%	1.22%	1.25%	1.28%
Expenses net of fee waivers, if any	1.24% A	1.23%	1.20%	1.22%	1.25%	1.28%
Expenses net of all reductions	1.23% A	1.23%	1.19%	1.21%	1.21%	1.26%
Net investment income (loss)	(.43)% A	.11%	(.13)%	(.14)%	(.38)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,250	$ 177,890	$ 220,888	$ 234,656	$ 199,221	$ 139,158
Portfolio turnover rate G	98% A	172%	134%	141%	99%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 19.26	$ 22.39	$ 23.26	$ 22.50	$ 18.60
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)	(.08)	(.09)	(.15)	(.09)
Net realized and unrealized gain (loss)	2.46	(2.18)	(1.06)	1.87	.95	3.99
Total from investment operations	2.40	(2.20)	(1.14)	1.78	.80	3.90
Distributions from net realized gain	-	(.37)	(1.99)	(2.65)	(.04)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.09	$ 16.69	$ 19.26	$ 22.39	$ 23.26	$ 22.50
Total Return B,C,D	14.38%	(11.65)%	(5.86)%	8.25%	3.55%	20.97%
Ratios to Average Net Assets F,H
Expenses before reductions	1.50% A	1.49%	1.46%	1.48%	1.50%	1.53%
Expenses net of fee waivers, if any	1.50% A	1.49%	1.46%	1.48%	1.50%	1.53%
Expenses net of all reductions	1.48% A	1.49%	1.45%	1.47%	1.47%	1.51%
Net investment income (loss)	(.69)% A	(.15)%	(.40)%	(.40)%	(.63)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,742	$ 103,772	$ 143,237	$ 186,628	$ 218,280	$ 243,353
Portfolio turnover rate G	98% A	172%	134%	141%	99%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.74	$ 18.27	$ 21.29	$ 22.17	$ 21.55	$ 17.91
Income from Investment Operations
Net investment income (loss) E	(.10)	(.09)	(.18)	(.20)	(.25)	(.19)
Net realized and unrealized gain (loss)	2.32	(2.07)	(.99)	1.79	.91	3.83
Total from investment operations	2.22	(2.16)	(1.17)	1.59	.66	3.64
Distributions from net realized gain	-	(.37)	(1.85)	(2.47)	(.04)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.96	$ 15.74	$ 18.27	$ 21.29	$ 22.17	$ 21.55
Total Return B,C,D	14.10%	(12.07)%	(6.30)%	7.66%	3.06%	20.32%
Ratios to Average Net Assets F,H
Expenses before reductions	1.99% A	1.98%	1.95%	1.99%	2.01%	2.04%
Expenses net of fee waivers, if any	1.99% A	1.98%	1.95%	1.99%	2.01%	2.04%
Expenses net of all reductions	1.98% A	1.98%	1.94%	1.98%	1.98%	2.01%
Net investment income (loss)	(1.18)% A	(.64)%	(.89)%	(.91)%	(1.14)%	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,181	$ 29,381	$ 55,589	$ 113,384	$ 180,364	$ 266,319
Portfolio turnover rate G	98% A	172%	134%	141%	99%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.70	$ 18.23	$ 21.29	$ 22.24	$ 21.61	$ 17.94
Income from Investment Operations
Net investment income (loss) E	(.10)	(.09)	(.17)	(.19)	(.24)	(.17)
Net realized and unrealized gain (loss)	2.32	(2.07)	(1.00)	1.79	.91	3.84
Total from investment operations	2.22	(2.16)	(1.17)	1.60	.67	3.67
Distributions from net realized gain	-	(.37)	(1.89)	(2.55)	(.04)	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.92	$ 15.70	$ 18.23	$ 21.29	$ 22.24	$ 21.61
Total Return B,C,D	14.14%	(12.09)%	(6.31)%	7.75%	3.10%	20.46%
Ratios to Average Net Assets F,H
Expenses before reductions	1.96% A	1.98%	1.94%	1.94%	1.94%	1.97%
Expenses net of fee waivers, if any	1.96% A	1.98%	1.94%	1.94%	1.94%	1.97%
Expenses net of all reductions	1.94% A	1.98%	1.94%	1.93%	1.91%	1.94%
Net investment income (loss)	(1.15)% A	(.64)%	(.88)%	(.86)%	(1.07)%	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,811	$ 64,002	$ 83,133	$ 105,519	$ 115,644	$ 131,277
Portfolio turnover rate G	98% A	172%	134%	141%	99%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 17.78	$ 20.39	$ 23.62	$ 24.43	$ 23.48	$ 19.28
Income from Investment Operations
Net investment income (loss) D	(.02)	.06	.03	.05	- H	.04
Net realized and unrealized gain (loss)	2.63	(2.30)	(1.12)	1.96	.99	4.16
Total from investment operations	2.61	(2.24)	(1.09)	2.01	.99	4.20
Distributions from net realized gain	-	(.37)	(2.14)	(2.82)	(.04)	-
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 20.39	$ 17.78	$ 20.39	$ 23.62	$ 24.43	$ 23.48
Total Return B,C	14.68%	(11.19)%	(5.36)%	8.90%	4.21%	21.78%
Ratios to Average Net Assets E,G
Expenses before reductions	.98% A	.98%	.93%	.88%	.86%	.88%
Expenses net of fee waivers, if any	.98% A	.98%	.93%	.88%	.86%	.88%
Expenses net of all reductions	.96% A	.98%	.92%	.87%	.83%	.85%
Net investment income (loss)	(.17)% A	.36%	.14%	.19%	.01%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,900	$ 13,452	$ 18,825	$ 22,174	$ 20,652	$ 19,698
Portfolio turnover rate F	98% A	172%	134%	141%	99%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Health Care

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 68,942,062
Gross unrealized depreciation	(11,150,282)
Net unrealized appreciation (depreciation)	$ 57,791,780

Tax cost	$ 383,561,011

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $194,269,334 and $219,824,627, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 233,412	$ -
Class T	.25%	.25%	273,228	-
Class B	.75%	.25%	149,305	111,979
Class C	.75%	.25%	329,818	11,017
			$ 985,763	$ 122,996

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,537
Class T	6,400
Class B*	16,044
Class C*	657
$ 36,638

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 320,635.34
Class T	190,484.35
Class B	51,411.34
Class C	100,936.31
Institutional Class	23,368.33
	$ 686,834

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,287 for the period.

Health Care

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $796 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16,747.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,484 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net realized gain
Class A	$ -	$ 4,165,896
Class T	-	2,716,500
Class B	-	1,072,948
Class C	-	1,667,891
Institutional Class	-	343,181
Total	$ -	$ 9,966,416

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	675,723	2,119,806	$ 12,724,193	$ 33,600,941
Reinvestment of distributions	-	190,190	-	3,682,080
Shares redeemed	(1,310,014)	(3,135,479)	(24,434,895)	(48,422,714)
Net increase (decrease)	(634,291)	(825,483)	$ (11,710,702)	$ (11,139,693)
Class T
Shares sold	368,741	602,296	$ 6,951,711	$ 9,206,132
Reinvestment of distributions	-	135,003	-	2,550,205
Shares redeemed	(627,411)	(1,958,228)	(11,383,654)	(29,483,941)
Net increase (decrease)	(258,670)	(1,220,929)	$ (4,431,943)	$ (17,727,604)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class B
Shares sold	69,694	212,561	$ 1,201,524	$ 3,135,162
Reinvestment of distributions	-	53,957	-	965,289
Shares redeemed	(311,238)	(1,442,718)	(5,336,487)	(20,918,367)
Net increase (decrease)	(241,544)	(1,176,200)	$ (4,134,963)	$ (16,817,916)
Class C
Shares sold	131,201	511,934	$ 2,270,942	$ 7,440,670
Reinvestment of distributions	-	74,490	-	1,329,646
Shares redeemed	(478,247)	(1,071,755)	(8,111,130)	(15,223,014)
Net increase (decrease)	(347,046)	(485,331)	$ (5,840,188)	$ (6,452,698)
Institutional Class
Shares sold	73,028	260,510	$ 1,432,423	$ 4,409,032
Reinvestment of distributions	-	12,578	-	251,944
Shares redeemed	(98,750)	(439,916)	(1,891,914)	(7,004,166)
Net increase (decrease)	(25,722)	(166,828)	$ (459,491)	$ (2,343,190)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Health Care

Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.20%
Actual		$ 1,000.00	$ 1,132.00	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.47%
Actual		$ 1,000.00	$ 1,130.60	$ 7.89
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.48
Class B	2.00%
Actual		$ 1,000.00	$ 1,127.70	$ 10.73
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	1.96%
Actual		$ 1,000.00	$ 1,128.00	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.96
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,133.60	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	6.7	5.6
General Electric Co.	6.1	4.4
3M Co.	4.6	3.1
Union Pacific Corp.	4.4	5.0
Honeywell International, Inc.	3.5	4.6
Cummins, Inc.	3.2	3.2
Danaher Corp.	3.2	3.1
Ingersoll-Rand Co. Ltd.	3.0	2.6
Raytheon Co.	2.5	2.0
Lockheed Martin Corp.	2.3	2.8
	39.5
Top Industries (% of fund's net assets)
As of January 31, 2010
Machinery	22.8%
Aerospace & Defense	20.8%
Industrial Conglomerates	13.7%
Road & Rail	12.2%
Electrical Equipment	5.7%
All Others*	24.8%

As of July 31, 2009
Aerospace & Defense	19.0%
Machinery	18.5%
Road & Rail	14.0%
Industrial Conglomerates	10.3%
Electrical Equipment	8.8%
All Others*	29.4%

* Includes short-term investments and net other assets.

Industrials

Advisor Industrials Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AEROSPACE & DEFENSE - 20.8%
Aerospace & Defense - 20.8%
BE Aerospace, Inc. (a)	78,599	$ 1,762,976
Honeywell International, Inc.	261,800	10,115,952
Lockheed Martin Corp.	90,500	6,744,060
Precision Castparts Corp.	61,500	6,472,875
Raytheon Co.	135,000	7,078,050
Spirit AeroSystems Holdings, Inc. Class A (a)	105,300	2,258,685
The Boeing Co.	102,400	6,205,440
United Technologies Corp.	283,600	19,137,328
		59,775,366
AUTO COMPONENTS - 2.7%
Auto Parts & Equipment - 1.9%
BorgWarner, Inc.	61,300	2,151,017
Johnson Controls, Inc.	103,400	2,877,622
Stoneridge, Inc. (a)	68,714	479,624
		5,508,263
Tires & Rubber - 0.8%
The Goodyear Tire & Rubber Co. (a)	164,600	2,195,764
TOTAL AUTO COMPONENTS		7,704,027
BEVERAGES - 0.2%
Soft Drinks - 0.2%
Heckmann Corp. (a)	146,000	711,020
BUILDING PRODUCTS - 4.5%
Building Products - 4.5%
AAON, Inc.	53,000	1,091,270
Armstrong World Industries, Inc. (a)	44,875	1,634,796
Lennox International, Inc.	30,296	1,157,913
Masco Corp.	465,800	6,316,248
Owens Corning (a)	109,661	2,821,578
		13,021,805
COMMERCIAL SERVICES & SUPPLIES - 4.2%
Commercial Printing - 0.5%
R.R. Donnelley & Sons Co.	69,800	1,383,436
Diversified Support Services - 0.7%
Cintas Corp.	82,600	2,074,086
Environmental & Facility Services - 1.9%
Casella Waste Systems, Inc. Class A (a)	268,122	1,166,331
Republic Services, Inc.	136,660	3,661,121
RINO International Corp. (a)(c)	27,200	548,080
		5,375,532
Office Services & Supplies - 0.6%
United Stationers, Inc. (a)	29,000	1,582,240
Security & Alarm Services - 0.5%
The Brink's Co.	66,100	1,545,418
TOTAL COMMERCIAL SERVICES & SUPPLIES		11,960,712

	Shares	Value
CONSTRUCTION & ENGINEERING - 3.2%
Construction & Engineering - 3.2%
AECOM Technology Corp. (a)	37,701	$ 1,016,796
Fluor Corp.	86,100	3,903,774
Jacobs Engineering Group, Inc. (a)	84,800	3,204,592
MasTec, Inc. (a)	88,700	1,090,123
		9,215,285
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Brinks Home Security Holdings, Inc. (a)	35,660	1,462,060
ELECTRICAL EQUIPMENT - 5.7%
Electrical Components & Equipment - 5.7%
Acuity Brands, Inc. (c)	77,642	2,778,031
AMETEK, Inc.	93,200	3,396,208
Cooper Industries PLC Class A	89,100	3,822,390
Fushi Copperweld, Inc. (a)	99,300	915,546
General Cable Corp. (a)	59,100	1,719,810
Regal-Beloit Corp.	66,504	3,152,290
Zumtobel AG (a)	33,926	725,765
		16,510,040
ELECTRONIC EQUIPMENT & COMPONENTS - 1.5%
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc.	50,800	1,423,924
Electronic Manufacturing Services - 0.5%
Tyco Electronics Ltd.	59,100	1,470,408
Technology Distributors - 0.5%
Anixter International, Inc. (a)	32,758	1,365,353
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		4,259,685
HOUSEHOLD DURABLES - 1.9%
Homebuilding - 0.4%
PDG Realty S.A. Empreendimentos e Participacoes	136,400	1,076,004
Household Appliances - 1.5%
Black & Decker Corp.	69,300	4,480,938
TOTAL HOUSEHOLD DURABLES		5,556,942
INDUSTRIAL CONGLOMERATES - 13.7%
Industrial Conglomerates - 13.7%
3M Co.	163,500	13,160,115
Carlisle Companies, Inc.	52,457	1,758,359
General Electric Co.	1,101,429	17,710,978
Koninklijke Philips Electronics NV	26,100	788,143
Textron, Inc.	172,200	3,363,066
Tyco International Ltd.	77,125	2,732,539
		39,513,200
MACHINERY - 22.8%
Construction & Farm Machinery & Heavy Trucks - 12.1%
Bucyrus International, Inc. Class A	55,000	2,880,900
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Caterpillar, Inc.	52,900	$ 2,763,496
Cummins, Inc.	206,191	9,311,586
Deere & Co.	133,900	6,688,305
Joy Global, Inc.	39,900	1,825,026
Navistar International Corp. (a)	120,388	4,453,152
Oshkosh Co.	33,926	1,223,711
PACCAR, Inc.	141,600	5,101,848
Sany Heavy Equipment International Holdings Co. Ltd.	646,000	669,801
		34,917,825
Industrial Machinery - 10.7%
Actuant Corp. Class A	43,900	736,203
Altra Holdings, Inc. (a)	106,408	1,172,616
Barnes Group, Inc.	69,960	1,122,158
Blount International, Inc. (a)	54,661	608,924
Danaher Corp.	128,600	9,175,610
Ingersoll-Rand Co. Ltd.	266,300	8,644,098
Kennametal, Inc.	72,900	1,784,592
NSK Ltd.	133,000	967,996
SPX Corp.	26,300	1,431,772
The Weir Group PLC	23,700	291,647
Timken Co.	99,462	2,228,943
TriMas Corp. (a)	194,139	1,149,303
Weg SA	134,600	1,288,875
		30,602,737
TOTAL MACHINERY		65,520,562
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	175,033	812,153
PROFESSIONAL SERVICES - 2.0%
Human Resource & Employment Services - 0.8%
Manpower, Inc.	43,700	2,263,223
Research & Consulting Services - 1.2%
Equifax, Inc.	81,007	2,592,224
ICF International, Inc. (a)	38,881	910,204
		3,502,428
TOTAL PROFESSIONAL SERVICES		5,765,651
ROAD & RAIL - 12.2%
Railroads - 9.2%
America Latina Logistica SA unit	150,200	1,192,835
CSX Corp.	124,600	5,340,356

	Shares	Value
Genesee & Wyoming, Inc. Class A (a)	26,600	$ 783,902
Kansas City Southern (a)	54,600	1,621,620
Norfolk Southern Corp.	106,810	5,026,479
Union Pacific Corp.	208,900	12,638,450
		26,603,642
Trucking - 3.0%
Arkansas Best Corp.	51,100	1,151,794
Avis Budget Group, Inc. (a)(c)	343,676	3,718,574
Con-way, Inc.	26,500	758,430
Hertz Global Holdings, Inc. (a)(c)	174,100	1,803,676
Saia, Inc. (a)	92,316	1,107,792
		8,540,266
TOTAL ROAD & RAIL		35,143,908
TRADING COMPANIES & DISTRIBUTORS - 2.8%
Trading Companies & Distributors - 2.8%
Interline Brands, Inc. (a)	167,073	2,806,826
Rush Enterprises, Inc. Class A (a)	453,657	5,153,544
		7,960,370
TOTAL COMMON STOCKS (Cost $276,260,851)		284,892,786
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.17% (d)	2,893,607	2,893,607
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	5,873,275	5,873,275
TOTAL MONEY MARKET FUNDS (Cost $8,766,882)		8,766,882
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $285,027,733)	293,659,668
NET OTHER ASSETS - (2.1)%	(5,940,956)
NET ASSETS - 100%	$ 287,718,712
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,298
Fidelity Securities Lending Cash Central Fund	22,750
Total	$ 28,048
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 284,892,786	$ 283,087,231	$ 1,805,555	$ -
Money Market Funds	8,766,882	8,766,882	-	-
Total Investments in Securities:	$ 293,659,668	$ 291,854,113	$ 1,805,555	$ -
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $29,658,388 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $69,957,535 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,618,149) - See accompanying schedule: Unaffiliated issuers (cost $276,260,851)	$ 284,892,786
Fidelity Central Funds (cost $8,766,882)	8,766,882
Total Investments (cost $285,027,733)		$ 293,659,668
Receivable for investments sold		7,497,982
Receivable for fund shares sold		759,341
Dividends receivable		133,021
Distributions receivable from Fidelity Central Funds		4,936
Prepaid expenses		1,046
Other receivables		6,529
Total assets		302,062,523

Liabilities
Payable for investments purchased	$ 7,657,582
Payable for fund shares redeemed	444,212
Accrued management fee	142,289
Distribution fees payable	119,785
Other affiliated payables	80,366
Other payables and accrued expenses	26,302
Collateral on securities loaned, at value	5,873,275
Total liabilities		14,343,811

Net Assets		$ 287,718,712
Net Assets consist of:
Paid in capital		$ 357,633,337
Distributions in excess of net investment income		(291,793)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,255,041)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,632,209
Net Assets		$ 287,718,712

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($145,763,776 ÷ 7,659,948 shares)	$ 19.03

Maximum offering price per share (100/94.25 of $19.03)	$ 20.19
Class T: Net Asset Value and redemption price per share ($56,501,337 ÷ 3,007,337 shares)	$ 18.79

Maximum offering price per share (100/96.50 of $18.79)	$ 19.47
Class B: Net Asset Value and offering price per share ($26,931,916 ÷ 1,501,669 shares)A	$ 17.93

Class C: Net Asset Value and offering price per share ($43,676,421 ÷ 2,428,794 shares)A	$ 17.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,845,262 ÷ 754,632 shares)	$ 19.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 2,046,433
Interest		2
Income from Fidelity Central Funds		28,048
Total income		2,074,483

Expenses
Management fee	$ 795,307
Transfer agent fees	422,395
Distribution fees	668,958
Accounting and security lending fees	55,992
Custodian fees and expenses	10,974
Independent trustees' compensation	826
Registration fees	41,705
Audit	27,728
Legal	953
Miscellaneous	2,656
Total expenses before reductions	2,027,494
Expense reductions	(9,800)	2,017,694
Net investment income (loss)		56,789
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,288,947
Foreign currency transactions	(66,825)
Total net realized gain (loss)		29,222,122
Change in net unrealized appreciation (depreciation) on: Investment securities	3,501,290
Assets and liabilities in foreign currencies	2,219
Total change in net unrealized appreciation (depreciation)		3,503,509
Net gain (loss)		32,725,631
Net increase (decrease) in net assets resulting from operations		$ 32,782,420

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,789	$ 1,715,553
Net realized gain (loss)	29,222,122	(102,654,173)
Change in net unrealized appreciation (depreciation)	3,503,509	(6,469,546)
Net increase (decrease) in net assets resulting from operations	32,782,420	(107,408,166)
Distributions to shareholders from net investment income	(658,110)	(1,756,118)
Distributions to shareholders from net realized gain	-	(285,855)
Total distributions	(658,110)	(2,041,973)
Share transactions - net increase (decrease)	842,172	(41,067,612)
Redemption fees	2,175	10,099
Total increase (decrease) in net assets	32,968,657	(150,507,652)

Net Assets
Beginning of period	254,750,055	405,257,707
End of period (including distributions in excess of net investment income of $291,793 and undistributed net investment income of $309,528, respectively)	$ 287,718,712	$ 254,750,055

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.87	$ 21.97	$ 25.49	$ 22.16	$ 21.53	$ 18.10
Income from Investment Operations
Net investment income (loss) E	.03	.13	.11	.09	.08	.02
Net realized and unrealized gain (loss)	2.20	(5.08)	(1.17)	5.11	1.63	4.35
Total from investment operations	2.23	(4.95)	(1.06)	5.20	1.71	4.37
Distributions from net investment income	(.07)	(.13)	-	(.06)	-	-
Distributions from net realized gain	-	(.02)	(2.46)	(1.81)	(1.08)	(.94)
Total distributions	(.07)	(.15)	(2.46)	(1.87)	(1.08)	(.94)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.03	$ 16.87	$ 21.97	$ 25.49	$ 22.16	$ 21.53
Total Return B, C, D	13.20%	(22.49)%	(4.71)%	25.13%	8.40%	25.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.23%	1.17%	1.21%	1.26%	1.34%
Expenses net of fee waivers, if any	1.20% A	1.23%	1.17%	1.21%	1.26%	1.34%
Expenses net of all reductions	1.19% A	1.23%	1.16%	1.21%	1.24%	1.29%
Net investment income (loss)	.27% A	.89%	.46%	.38%	.34%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,764	$ 130,860	$ 188,859	$ 157,451	$ 99,255	$ 40,264
Portfolio turnover rate G	113% A	135%	91%	130%	94%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.64	$ 21.67	$ 25.17	$ 21.86	$ 21.27	$ 17.90
Income from Investment Operations
Net investment income (loss) E	- J	.10	.05	.03	.02	(.03)
Net realized and unrealized gain (loss)	2.17	(5.03)	(1.15)	5.05	1.61	4.31
Total from investment operations	2.17	(4.93)	(1.10)	5.08	1.63	4.28
Distributions from net investment income	(.02)	(.08)	-	(.03)	-	-
Distributions from net realized gain	-	(.02)	(2.40)	(1.74)	(1.04)	(.91)
Total distributions	(.02)	(.10)	(2.40)	(1.77)	(1.04)	(.91)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 18.79	$ 16.64	$ 21.67	$ 25.17	$ 21.86	$ 21.27
Total Return B, C, D	13.06%	(22.68)%	(4.96)%	24.82%	8.13%	24.78%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A	1.48%	1.41%	1.46%	1.49%	1.57%
Expenses net of fee waivers, if any	1.47% A	1.48%	1.41%	1.46%	1.49%	1.57%
Expenses net of all reductions	1.46% A	1.48%	1.41%	1.46%	1.47%	1.52%
Net investment income (loss)	-% A, H	.63%	.21%	.13%	.11%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,501	$ 48,054	$ 85,025	$ 75,530	$ 55,936	$ 40,126
Portfolio turnover rate G	113% A	135%	91%	130%	94%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.90	$ 20.74	$ 24.19	$ 21.02	$ 20.55	$ 17.27
Income from Investment Operations
Net investment income (loss) E	(.05)	.02	(.07)	(.09)	(.09)	(.13)
Net realized and unrealized gain (loss)	2.08	(4.82)	(1.10)	4.87	1.55	4.17
Total from investment operations	2.03	(4.80)	(1.17)	4.78	1.46	4.04
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	-	-	(2.28)	(1.61)	(.99)	(.76)
Total distributions	-	(.04)	(2.28)	(1.61)	(.99)	(.76)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.93	$ 15.90	$ 20.74	$ 24.19	$ 21.02	$ 20.55
Total Return B, C, D	12.77%	(23.10)%	(5.46)%	24.18%	7.54%	24.12%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.98%	1.95%	2.00%	2.04%	2.11%
Expenses net of fee waivers, if any	2.00% A	1.98%	1.95%	2.00%	2.04%	2.11%
Expenses net of all reductions	2.00% A	1.98%	1.95%	2.00%	2.02%	2.07%
Net investment income (loss)	(.54)% A	.13%	(.33)%	(.41)%	(.44)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,932	$ 25,212	$ 39,989	$ 44,330	$ 37,082	$ 32,242
Portfolio turnover rate G	113% A	135%	91%	130%	94%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.94	$ 20.79	$ 24.26	$ 21.16	$ 20.68	$ 17.36
Income from Investment Operations
Net investment income (loss) E	(.04)	.02	(.06)	(.08)	(.08)	(.12)
Net realized and unrealized gain (loss)	2.08	(4.83)	(1.11)	4.88	1.56	4.19
Total from investment operations	2.04	(4.81)	(1.17)	4.80	1.48	4.07
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	-	-	(2.30)	(1.70)	(1.00)	(.75)
Total distributions	-	(.04)	(2.30)	(1.70)	(1.00)	(.75)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.98	$ 15.94	$ 20.79	$ 24.26	$ 21.16	$ 20.68
Total Return B, C, D	12.80%	(23.09)%	(5.44)%	24.25%	7.59%	24.16%
Ratios to Average Net Assets F, H
Expenses before reductions	1.96% A	1.98%	1.91%	1.94%	1.99%	2.07%
Expenses net of fee waivers, if any	1.96% A	1.98%	1.91%	1.94%	1.99%	2.07%
Expenses net of all reductions	1.95% A	1.98%	1.90%	1.94%	1.97%	2.02%
Net investment income (loss)	(.49)% A	.14%	(.28)%	(.35)%	(.38)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,676	$ 37,862	$ 57,742	$ 57,862	$ 42,363	$ 20,595
Portfolio turnover rate G	113% A	135%	91%	130%	94%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 17.45	$ 22.72	$ 26.26	$ 22.77	$ 22.06	$ 18.48
Income from Investment Operations
Net investment income (loss) D	.05	.19	.18	.16	.16	.07
Net realized and unrealized gain (loss)	2.28	(5.27)	(1.19)	5.27	1.66	4.46
Total from investment operations	2.33	(5.08)	(1.01)	5.43	1.82	4.53
Distributions from net investment income	(.11)	(.17)	-	(.13)	-	-
Distributions from net realized gain	-	(.02)	(2.53)	(1.81)	(1.11)	(.95)
Total distributions	(.11)	(.19)	(2.53)	(1.94)	(1.11)	(.95)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 19.67	$ 17.45	$ 22.72	$ 26.26	$ 22.77	$ 22.06
Total Return B, C	13.36%	(22.31)%	(4.40)%	25.53%	8.73%	25.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.96%	.88%	.92%	.91%	1.06%
Expenses net of fee waivers, if any	.91% A	.96%	.88%	.92%	.91%	1.06%
Expenses net of all reductions	.91% A	.95%	.87%	.91%	.89%	1.01%
Net investment income (loss)	.55% A	1.16%	.75%	.67%	.69%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,845	$ 12,762	$ 33,642	$ 19,498	$ 13,043	$ 4,379
Portfolio turnover rate F	113% A	135%	91%	130%	94%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Industrials

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.
Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, deferred trustee compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,397,521
Gross unrealized depreciation	(21,690,902)
Net unrealized appreciation (depreciation)	$ 3,706,619
Tax cost	$ 289,953,049

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $153,764,914 and $153,596,907, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 180,677	$ 487
Class T	.25%	.25%	137,997	-
Class B	.75%	.25%	136,975	102,731
Class C	.75%	.25%	213,309	27,188
			$ 668,958	$ 130,406

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,615
Class T	4,283
Class B*	32,646
Class C*	2,020
$ 59,564

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 209,728.29
Class T	84,607.31
Class B	46,908.34
Class C	62,428.29
Institutional Class	18,724.26
	$ 422,395

* Annualized

Industrials

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,596 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $542 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $22,750.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,799 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 508,658	$ 1,066,448
Class T	67,515	306,371
Class B	-	68,325
Class C	-	103,234
Institutional Class	81,937	211,740
Total	$ 658,110	$ 1,756,118
From net realized gain
Class A	$ -	$ 176,460
Class T	-	79,143
Institutional Class	-	30,252
Total	$ -	$ 285,855

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	962,811	2,551,802	$ 18,382,098	$ 40,597,092
Reinvestment of distributions	24,478	72,593	465,084	1,139,555
Shares redeemed	(1,085,802)	(3,461,949)	(20,353,787)	(50,255,155)
Net increase (decrease)	(98,513)	(837,554)	$ (1,506,605)	$ (8,518,508)
Class T
Shares sold	405,237	1,041,987	$ 7,577,852	$ 15,774,329
Reinvestment of distributions	3,441	24,634	64,970	365,354
Shares redeemed	(289,781)	(2,101,374)	(5,332,260)	(29,010,054)
Net increase (decrease)	118,897	(1,034,753)	$ 2,310,562	$ (12,870,371)
Class B
Shares sold	92,304	339,206	$ 1,643,738	$ 5,035,039
Reinvestment of distributions	-	4,471	-	56,194
Shares redeemed	(175,886)	(686,403)	(3,110,150)	(9,410,134)
Net increase (decrease)	(83,582)	(342,726)	$ (1,466,412)	$ (4,318,901)
Class C
Shares sold	323,330	638,949	$ 5,816,590	$ 9,440,300
Reinvestment of distributions	-	6,551	-	82,541
Shares redeemed	(269,373)	(1,047,655)	(4,803,942)	(14,427,567)
Net increase (decrease)	53,957	(402,155)	$ 1,012,648	$ (4,904,726)
Institutional Class
Shares sold	236,982	291,640	$ 4,614,850	$ 4,730,735
Reinvestment of distributions	3,299	10,868	64,789	192,321
Shares redeemed	(217,068)	(1,052,089)	(4,187,660)	(15,378,162)
Net increase (decrease)	23,213	(749,581)	$ 491,979	$ (10,455,106)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Industrials

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.24%
Actual		$ 1,000.00	$ 1,124.80	$ 6.64
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.31
Class T	1.50%
Actual		$ 1,000.00	$ 1,123.20	$ 8.03
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	1.99%
Actual		$ 1,000.00	$ 1,120.70	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.99%
Actual		$ 1,000.00	$ 1,120.10	$ 10.63
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,126.00	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Technology

Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	10.7	8.7
Apple, Inc.	8.2	7.5
Google, Inc. Class A	5.1	4.8
Hewlett-Packard Co.	3.9	3.2
Oracle Corp.	3.7	3.1
Cisco Systems, Inc.	3.1	0.8
QUALCOMM, Inc.	2.6	2.2
BMC Software, Inc.	2.1	2.1
Intel Corp.	2.0	5.4
SanDisk Corp.	1.5	1.0
	42.9
Top Industries (% of fund's net assets)
As of January 31, 2010
Software	28.8%
Semiconductors & Semiconductor Equipment	17.5%
Computers & Peripherals	16.7%
Communications Equipment	10.6%
Internet Software & Services	10.2%
All Others*	16.2%

As of July 31, 2009
Software	26.7%
Semiconductors & Semiconductor Equipment	25.6%
Computers & Peripherals	14.4%
Internet Software & Services	11.9%
Communications Equipment	9.8%
All Others*	11.6%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Technology Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Shin-Etsu Chemical Co., Ltd.	17,500	$ 916,971
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Commercial Printing - 0.0%
Nissha Printing Co. Ltd.	5,400	229,113
COMMUNICATIONS EQUIPMENT - 10.4%
Communications Equipment - 10.4%
Acme Packet, Inc. (a)	42,600	440,910
Adtran, Inc.	56,500	1,197,800
Aruba Networks, Inc. (a)	9,800	101,822
Brocade Communications Systems, Inc. (a)	294,800	2,025,276
Cisco Systems, Inc. (a)	800,163	17,979,663
Emulex Corp. (a)	50,100	563,124
F5 Networks, Inc. (a)	62,308	3,079,884
Infinera Corp. (a)	70,900	485,665
Juniper Networks, Inc. (a)	221,300	5,494,879
Motorola, Inc.	295,400	1,816,710
Netronix, Inc. (a)	115,000	332,786
OZ Optics Ltd. unit (a)(f)	68,000	320,960
Palm, Inc. (a)	120,000	1,246,800
Polycom, Inc. (a)	135,900	3,048,237
QUALCOMM, Inc.	392,866	15,396,419
Research In Motion Ltd. (a)	28,900	1,819,544
Riverbed Technology, Inc. (a)	85,400	1,914,668
Sandvine Corp. (a)	1,450,464	1,763,400
Sandvine Corp. (U.K.) (a)	1,078,100	1,317,644
Sonus Networks, Inc. (a)	29,060	61,317
Tekelec (a)	35,500	531,790
		60,939,298
COMPUTERS & PERIPHERALS - 16.7%
Computer Hardware - 12.7%
3PAR, Inc. (a)	71,337	689,829
Apple, Inc. (a)	252,255	48,463,231
Hewlett-Packard Co.	483,883	22,776,373
Stratasys, Inc. (a)(c)	108,790	2,502,170
Toshiba Corp. (a)	58,000	319,331
		74,750,934
Computer Storage & Peripherals - 4.0%
Chicony Electronics Co. Ltd.	189,284	467,214
Compellent Technologies, Inc. (a)	13,900	276,332
EMC Corp. (a)	178,200	2,970,594
NetApp, Inc. (a)	26,300	766,119
Netezza Corp. (a)	6,100	55,449
Qisda Corp. (a)	828,000	431,290
SanDisk Corp. (a)	346,313	8,803,276
Seagate Technology	326,000	5,453,980
SIMPLO Technology Co. Ltd.	68,200	389,379

	Shares	Value
Synaptics, Inc. (a)	88,018	$ 2,227,736
Western Digital Corp. (a)	36,300	1,379,037
		23,220,406
TOTAL COMPUTERS & PERIPHERALS		97,971,340
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(c)	809	55,012
ELECTRICAL EQUIPMENT - 1.3%
Electrical Components & Equipment - 1.3%
A123 Systems, Inc. (c)	2,200	35,156
Canadian Solar, Inc. (a)	37,300	788,149
centrotherm photovoltaics AG (a)	19,273	1,074,627
Energy Conversion Devices, Inc. (a)	8,000	72,880
First Solar, Inc. (a)	514	58,236
GT Solar International, Inc. (a)(c)	268,000	1,541,000
JA Solar Holdings Co. Ltd. ADR (a)	14,500	62,350
Q-Cells SE (a)	1,200	16,427
Roth & Rau AG (a)	16,416	661,182
SunPower Corp.:
Class A (a)	27,100	552,569
Class B (a)	46,044	855,037
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	3,200	43,232
Trina Solar Ltd. ADR (a)(c)	94,800	2,078,964
		7,839,809
ELECTRONIC EQUIPMENT & COMPONENTS - 6.4%
Electronic Components - 2.0%
Amphenol Corp. Class A	1,400	55,776
BYD Co. Ltd. (H Shares) (a)	88,500	648,594
Corning, Inc.	198,092	3,581,503
DTS, Inc. (a)	20,300	574,490
Everlight Electronics Co. Ltd.	91,999	283,207
Prime View International Co. Ltd. (a)	2,859,000	5,241,276
Prime View International Co. Ltd. sponsored GDR (a)(d)	4,700	86,214
TDK Corp.	9,400	610,214
Vishay Intertechnology, Inc. (a)	108,991	821,792
		11,903,066
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc.	94,800	2,657,244
China Security & Surveillance Technology, Inc. warrants 8/25/10 (a)(f)	42,000	34,684
Chroma ATE, Inc.	1,111,641	2,190,940
Coretronic Corp.	174,300	248,104
Itron, Inc. (a)	900	55,386
National Instruments Corp.	51,863	1,524,254
Wasion Group Holdings Ltd.	928,000	643,054
		7,353,666
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - 1.9%
Benchmark Electronics, Inc. (a)	31,800	$ 579,396
Flextronics International Ltd. (a)	359,200	2,277,328
Ju Teng International Holdings Ltd.	476,000	407,705
Multi-Fineline Electronix, Inc. (a)	2,289	54,638
Trimble Navigation Ltd. (a)	331,515	7,588,378
		10,907,445
Technology Distributors - 1.3%
Digital China Holdings Ltd. (H Shares)	2,949,000	4,702,325
Inspur International Ltd.	1,899,000	271,497
Supreme Electronics Co. Ltd. (a)	798,000	595,411
Synnex Technology International Corp.	273,500	563,000
WPG Holding Co. Ltd.	948,000	1,476,940
		7,609,173
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		37,773,350
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.1%
China Medical Technologies, Inc. sponsored ADR (c)	1,900	24,833
Golden Meditech Co. Ltd. (a)(c)	2,168,000	427,236
Mindray Medical International Ltd. sponsored ADR	200	6,974
Mingyuan Medicare Development Co. Ltd. (a)	1,020,000	162,907
		621,950
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	410,000	1,499,752
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,121,702
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	600	23,604
Cerner Corp. (a)	22,200	1,679,430
		1,703,034
HOTELS, RESTAURANTS & LEISURE - 0.6%
Hotels, Resorts & Cruise Lines - 0.6%
Ctrip.com International Ltd. sponsored ADR (a)	105,700	3,307,353
HOUSEHOLD DURABLES - 0.7%
Consumer Electronics - 0.7%
Panasonic Corp.	113,600	1,774,826
Panasonic Corp. ADR	17,600	276,496
Sony Corp. sponsored ADR	64,800	2,153,304
TomTom Group BV (a)	160	1,297
		4,205,923

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GCL-Poly Energy Holdings Ltd.	578,000	$ 136,982
INTERNET & CATALOG RETAIL - 1.5%
Internet Retail - 1.5%
Amazon.com, Inc. (a)	36,500	4,577,465
Expedia, Inc. (a)	53,000	1,134,730
Priceline.com, Inc. (a)	15,112	2,952,129
		8,664,324
INTERNET SOFTWARE & SERVICES - 10.2%
Internet Software & Services - 10.2%
Akamai Technologies, Inc. (a)	100	2,470
Alibaba.com Ltd.	259,000	587,124
AOL, Inc. (a)	49,800	1,193,706
Art Technology Group, Inc. (a)	73,824	330,732
Baidu.com, Inc. sponsored ADR (a)	1,507	620,447
DealerTrack Holdings, Inc. (a)	12,300	221,031
eBay, Inc. (a)	349,500	8,045,490
Google, Inc. Class A (a)	56,600	29,965,172
GREE, Inc.	16,000	932,314
LogMeIn, Inc.	4,100	69,495
Mercadolibre, Inc. (a)	43,234	1,644,189
NetEase.com, Inc. sponsored ADR (a)	59,800	1,961,440
NHN Corp. (a)	3,754	560,395
Open Text Corp. (a)	83,100	3,274,107
OpenTable, Inc.	400	9,956
Rackspace Hosting, Inc. (a)	14,100	256,902
Tencent Holdings Ltd.	162,800	3,044,656
VeriSign, Inc. (a)	133,600	3,060,776
VistaPrint Ltd. (a)	66,800	3,741,468
Vocus, Inc. (a)	10,300	166,036
		59,687,906
IT SERVICES - 1.9%
Data Processing & Outsourced Services - 0.8%
Visa, Inc. Class A	57,900	4,749,537
IT Consulting & Other Services - 1.1%
Atos Origin SA (a)	22,032	1,024,615
China Information Security Technology, Inc. (a)	17	83
Cognizant Technology Solutions Corp. Class A (a)	69,800	3,047,468
RightNow Technologies, Inc. (a)	117,400	1,877,226
Yucheng Technologies Ltd. (a)(c)	89,400	317,370
		6,266,762
TOTAL IT SERVICES		11,016,299
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Life Technologies Corp. (a)	6,000	298,260
Common Stocks - continued
	Shares	Value
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Meyer Burger Technology AG (a)	24,700	$ 622,675
Shin Zu Shing Co. Ltd.	156,732	637,421
		1,260,096
MEDIA - 0.9%
Advertising - 0.8%
AirMedia Group, Inc. ADR (a)	128,600	997,936
Focus Media Holding Ltd. ADR (a)(c)	114,100	1,531,222
VisionChina Media, Inc. ADR (a)	274,900	2,388,881
		4,918,039
Cable & Satellite - 0.1%
Virgin Media, Inc.	40,700	577,533
TOTAL MEDIA		5,495,572
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	22,200	206,238
Timminco Ltd. (a)	5,600	6,127
		212,365
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.5%
Semiconductor Equipment - 4.1%
Aixtron AG	84,800	2,550,943
Amkor Technology, Inc. (a)	251,255	1,429,641
ASM International NV (NASDAQ) (a)	12,900	295,926
ASML Holding NV (NY Shares)	258,300	8,071,875
Cymer, Inc. (a)	16,400	514,468
Lam Research Corp. (a)	78,200	2,581,382
LTX-Credence Corp. (a)	497,102	1,247,726
MEMC Electronic Materials, Inc. (a)	80,900	1,017,722
Photronics, Inc. (a)	82,700	318,395
Sumco Corp.	35,000	604,077
Tessera Technologies, Inc. (a)	129,100	2,216,647
Varian Semiconductor Equipment Associates, Inc. (a)	107,800	3,161,774
Veeco Instruments, Inc. (a)	12,398	394,504
		24,405,080
Semiconductors - 13.4%
Advanced Micro Devices, Inc. (a)	185,200	1,381,592
Altera Corp.	41,300	880,516
Applied Micro Circuits Corp. (a)	8,650	63,405
Atmel Corp. (a)	215,785	1,001,242
Avago Technologies Ltd.	487,600	8,474,488
Broadcom Corp. Class A (a)	172,400	4,606,528
Cavium Networks, Inc. (a)	250,018	5,402,889
Cree, Inc. (a)	95,040	5,313,686
CSR PLC (a)	177,985	1,270,944
Cypress Semiconductor Corp. (a)	230,800	2,319,540
Epistar Corp.	366,000	1,162,177

	Shares	Value
Fairchild Semiconductor International, Inc. (a)	73,300	$ 658,234
Global Unichip Corp.	182,291	835,465
Hittite Microwave Corp. (a)	22,479	835,769
Hynix Semiconductor, Inc. (a)	56,830	1,115,612
Infineon Technologies AG (a)	106,796	582,038
Inotera Memories, Inc. (a)	997,000	718,938
Inotera Memories, Inc. rights 2/3/10 (a)	128,337	2,208
Integrated Device Technology, Inc. (a)	262,850	1,490,360
Intel Corp.	617,400	11,977,560
International Rectifier Corp. (a)	120,000	2,164,800
Intersil Corp. Class A	117,800	1,586,766
LSI Corp. (a)	111,500	556,385
Marvell Technology Group Ltd. (a)	325,705	5,677,038
MediaTek, Inc.	19,038	309,706
Micron Technology, Inc. (a)	469,785	4,096,525
Microsemi Corp. (a)	4,100	61,254
Monolithic Power Systems, Inc. (a)	50,500	1,041,310
Netlogic Microsystems, Inc. (a)	20,500	839,680
NVIDIA Corp. (a)	326,800	5,029,452
Omnivision Technologies, Inc. (a)	4,499	58,037
Power Integrations, Inc.	12,400	387,004
Radiant Opto-Electronics Corp.	334,750	463,403
Rambus, Inc. (a)	35,400	776,676
Silicon Laboratories, Inc. (a)	39,900	1,685,376
Spreadtrum Communications, Inc. ADR (a)	110,400	698,832
Standard Microsystems Corp. (a)	83,000	1,655,850
Volterra Semiconductor Corp. (a)	15,500	302,095
Xilinx, Inc.	37,600	886,608
YoungTek Electronics Corp.	83,000	186,954
		78,556,942
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		102,962,022
SOFTWARE - 28.8%
Application Software - 9.3%
ANSYS, Inc. (a)	5,900	246,974
AsiaInfo Holdings, Inc. (a)	32,000	764,800
Citrix Systems, Inc. (a)	148,000	6,149,400
Concur Technologies, Inc. (a)	69,300	2,747,745
Epicor Software Corp. (a)	203,705	1,562,417
Informatica Corp. (a)	192,600	4,562,694
JDA Software Group, Inc. (a)	51,690	1,354,795
Kingdee International Software Group Co. Ltd.	13,588,000	3,360,269
Longtop Financial Technologies Ltd. ADR (a)	46,800	1,622,088
Manhattan Associates, Inc. (a)	14,412	302,220
Mentor Graphics Corp. (a)	113,900	913,478
MicroStrategy, Inc. Class A (a)	22,660	2,123,695
Nuance Communications, Inc. (a)	210,900	3,167,718
Parametric Technology Corp. (a)	254,700	4,217,832
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Pegasystems, Inc.	50,500	$ 1,679,125
Salesforce.com, Inc. (a)	133,100	8,458,505
Smith Micro Software, Inc. (a)	84,400	654,100
SolarWinds, Inc.	2,700	52,461
SuccessFactors, Inc. (a)	212,200	3,458,860
Synchronoss Technologies, Inc. (a)	69,848	1,170,652
Synopsys, Inc. (a)	100	2,127
Taleo Corp. Class A (a)	103,788	2,107,934
TIBCO Software, Inc. (a)	282,900	2,534,784
Ulticom, Inc.	79,731	765,418
VanceInfo Technologies, Inc. ADR (a)	22,000	352,660
		54,332,751
Home Entertainment Software - 0.5%
Activision Blizzard, Inc. (a)	114,000	1,158,240
Changyou.com Ltd. (A Shares) ADR	800	26,872
Giant Interactive Group, Inc. ADR	79,211	579,825
NCsoft Corp.	12,016	1,353,083
Neowiz Games Corp.	3,456	95,727
		3,213,747
Systems Software - 19.0%
Ariba, Inc. (a)	139,707	1,758,911
BMC Software, Inc. (a)	315,200	12,179,328
Check Point Software Technologies Ltd. (a)	1,700	54,366
CommVault Systems, Inc. (a)	33,100	701,389
Fortinet, Inc.	10,401	179,209
Insyde Software Corp.	209,539	845,629
Microsoft Corp.	2,222,375	62,626,529
Oracle Corp.	942,558	21,735,387
Red Hat, Inc. (a)	243,000	6,614,460
Rovi Corp. (a)	30,500	880,535
Symantec Corp. (a)	14,300	242,385
VMware, Inc. Class A (a)	80,426	3,652,145
		111,470,273
TOTAL SOFTWARE		169,016,771
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	22,000	933,900
Crown Castle International Corp. (a)	25,100	927,194
SBA Communications Corp. Class A (a)	27,047	894,985
Sprint Nextel Corp. (a)	459,800	1,508,144
Syniverse Holdings, Inc. (a)	69,057	1,160,848
		5,425,071
TOTAL COMMON STOCKS (Cost $532,262,045)		581,238,573
Convertible Bonds - 0.2%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	$ 1,037,082
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.17% (e)	6,122,884	6,122,884
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	6,267,263	6,267,263
TOTAL MONEY MARKET FUNDS (Cost $12,390,147)		12,390,147
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $545,922,192)	594,665,802
NET OTHER ASSETS - (1.3)%	(7,522,569)
NET ASSETS - 100%	$ 587,143,233
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $86,214 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $355,644 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
China Security & Surveillance Technology, Inc. warrants 8/25/10	8/25/09	$ 4
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,846
Fidelity Securities Lending Cash Central Fund	78,852
Total	$ 80,698
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 581,238,573	$ 569,983,503	$ 10,934,110	$ 320,960
Convertible Bonds	1,037,082	-	1,037,082	-
Money Market Funds	12,390,147	12,390,147	-	-
Total Investments in Securities:	$ 594,665,802	$ 582,373,650	$ 11,971,192	$ 320,960
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 320,960
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 320,960
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.7%
Cayman Islands	4.0%
Taiwan	3.2%
China	2.3%
Singapore	1.8%
Bermuda	1.6%
Canada	1.6%
Netherlands	1.4%
Japan	1.4%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information

At July 31, 2009, the fund had a capital loss carryforward of approximately $1,522,364,216 of which $889,719,837, $499,806,783 and $132,837,596 will expire on July 31, 2010, 2011 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $110,337,017 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,795,545) - See accompanying schedule: Unaffiliated issuers (cost $533,532,045)	$ 582,275,655
Fidelity Central Funds (cost $12,390,147)	12,390,147
Total Investments (cost $545,922,192)		$ 594,665,802
Cash		83,820
Foreign currency held at value (cost $23)		23
Receivable for investments sold		7,098,787
Receivable for fund shares sold		679,783
Dividends receivable		57,369
Interest receivable		785
Distributions receivable from Fidelity Central Funds		10,739
Prepaid expenses		2,084
Other receivables		47,891
Total assets		602,647,083

Liabilities
Payable for investments purchased	$ 6,664,202
Payable for fund shares redeemed	1,818,837
Accrued management fee	296,894
Distribution fees payable	227,784
Other affiliated payables	195,975
Other payables and accrued expenses	32,895
Collateral on securities loaned, at value	6,267,263
Total liabilities		15,503,850

Net Assets		$ 587,143,233
Net Assets consist of:
Paid in capital		$ 2,109,828,793
Accumulated net investment loss		(2,207,064)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,569,214,212)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		48,735,716
Net Assets		$ 587,143,233

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($294,903,191 ÷ 16,359,545 shares)	$ 18.03

Maximum offering price per share (100/94.25 of $18.03)	$ 19.13
Class T: Net Asset Value and redemption price per share ($161,772,737 ÷ 9,238,003 shares)	$ 17.51

Maximum offering price per share (100/96.50 of $17.51)	$ 18.15
Class B: Net Asset Value and offering price per share ($31,087,872 ÷ 1,890,969 shares)A	$ 16.44

Class C: Net Asset Value and offering price per share ($65,483,188 ÷ 3,965,726 shares)A	$ 16.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,896,245 ÷ 1,805,482 shares)	$ 18.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 1,163,814
Interest		170,630
Income from Fidelity Central Funds (including $78,852 from security lending)		80,698
Total income		1,415,142

Expenses
Management fee	$ 1,636,534
Transfer agent fees	1,003,399
Distribution fees	1,261,156
Accounting and security lending fees	115,296
Custodian fees and expenses	45,127
Independent trustees' compensation	1,783
Registration fees	51,271
Audit	28,611
Legal	2,650
Interest	52
Miscellaneous	4,570
Total expenses before reductions	4,150,449
Expense reductions	(102,715)	4,047,734
Net investment income (loss)		(2,632,592)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	72,881,270
Foreign currency transactions	(8,557)
Capital gain distributions from Fidelity Central Funds	1,063
Total net realized gain (loss)		72,873,776
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,983,619)
Assets and liabilities in foreign currencies	(8,946)
Total change in net unrealized appreciation (depreciation)		(6,992,565)
Net gain (loss)		65,881,211
Net increase (decrease) in net assets resulting from operations		$ 63,248,619

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,632,592)	$ (112,131)
Net realized gain (loss)	72,873,776	(206,821,306)
Change in net unrealized appreciation (depreciation)	(6,992,565)	162,039,261
Net increase (decrease) in net assets resulting from operations	63,248,619	(44,894,176)
Share transactions - net increase (decrease)	1,764,420	(14,948,367)
Redemption fees	17,539	15,958
Total increase (decrease) in net assets	65,030,578	(59,826,585)

Net Assets
Beginning of period	522,112,655	581,939,240
End of period (including accumulated net investment loss of $2,207,064 and undistributed net investment income of $425,528, respectively)	$ 587,143,233	$ 522,112,655

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.03	$ 17.04	$ 20.55	$ 15.59	$ 16.16	$ 13.98
Income from Investment Operations
Net investment income (loss) E	(.07)	.02 H	(.10)	(.17)	(.15)	.02 I
Net realized and unrealized gain (loss)	2.07	(1.03)	(3.41)	5.13	(.42)	2.24
Total from investment operations	2.00	(1.01)	(3.51)	4.96	(.57)	2.26
Distributions from net investment income	-	-	-	-	-	(.08)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 18.03	$ 16.03	$ 17.04	$ 20.55	$ 15.59	$ 16.16
Total Return B, C, D	12.48%	(5.93)%	(17.08)%	31.82%	(3.53)%	16.20%
Ratios to Average Net Assets F, J
Expenses before reductions	1.24% A	1.23%	1.21%	1.25%	1.30%	1.37%
Expenses net of fee waivers, if any	1.24% A	1.23%	1.21%	1.25%	1.30%	1.37%
Expenses net of all reductions	1.21% A	1.22%	1.19%	1.24%	1.20%	1.26%
Net investment income (loss)	(.72)% A	.17% H	(.49)%	(.91)%	(.88)%	.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 294,903	$ 258,433	$ 275,117	$ 309,105	$ 189,054	$ 144,970
Portfolio turnover rate G	133% A	225%	214%	208%	258%	180%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. I Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 16.62	$ 20.09	$ 15.28	$ 15.88	$ 13.76
Income from Investment Operations
Net investment income (loss) E	(.09)	(.01) H	(.14)	(.21)	(.19)	(.02) I
Net realized and unrealized gain (loss)	2.01	(1.02)	(3.33)	5.02	(.41)	2.21
Total from investment operations	1.92	(1.03)	(3.47)	4.81	(.60)	2.19
Distributions from net investment income	-	-	-	-	-	(.07)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 17.51	$ 15.59	$ 16.62	$ 20.09	$ 15.28	$ 15.88
Total Return B, C, D	12.32%	(6.20)%	(17.27)%	31.48%	(3.78)%	15.94%
Ratios to Average Net Assets F, J
Expenses before reductions	1.50% A	1.49%	1.46%	1.51%	1.55%	1.60%
Expenses net of fee waivers, if any	1.50% A	1.49%	1.46%	1.51%	1.55%	1.60%
Expenses net of all reductions	1.46% A	1.48%	1.45%	1.49%	1.44%	1.48%
Net investment income (loss)	(.98)% A	(.09)% H	(.74)%	(1.16)%	(1.13)%	(.11)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,773	$ 151,170	$ 173,917	$ 260,339	$ 260,966	$ 315,930
Portfolio turnover rate G	133% A	225%	214%	208%	258%	180%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 15.72	$ 19.10	$ 14.59	$ 15.24	$ 13.25
Income from Investment Operations
Net investment income (loss) E	(.12)	(.07) H	(.23)	(.28)	(.27)	(.09) I
Net realized and unrealized gain (loss)	1.89	(.98)	(3.15)	4.79	(.38)	2.12
Total from investment operations	1.77	(1.05)	(3.38)	4.51	(.65)	2.03
Distributions from net investment income	-	-	-	-	-	(.04)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 16.44	$ 14.67	$ 15.72	$ 19.10	$ 14.59	$ 15.24
Total Return B, C, D	12.07%	(6.68)%	(17.70)%	30.91%	(4.27)%	15.33%
Ratios to Average Net Assets F, J
Expenses before reductions	1.99% A	1.98%	1.96%	2.01%	2.05%	2.13%
Expenses net of fee waivers, if any	1.99% A	1.98%	1.96%	2.01%	2.05%	2.13%
Expenses net of all reductions	1.96% A	1.97%	1.94%	2.00%	1.94%	2.02%
Net investment income (loss)	(1.47)% A	(.58)% H	(1.24)%	(1.67)%	(1.63)%	(.65)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,088	$ 30,580	$ 47,294	$ 102,655	$ 192,790	$ 309,020
Portfolio turnover rate G	133% A	225%	214%	208%	258%	180%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.64)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 15.79	$ 19.18	$ 14.66	$ 15.31	$ 13.31
Income from Investment Operations
Net investment income (loss) E	(.12)	(.07) H	(.23)	(.29)	(.27)	(.08) I
Net realized and unrealized gain (loss)	1.89	(.98)	(3.16)	4.81	(.38)	2.12
Total from investment operations	1.77	(1.05)	(3.39)	4.52	(.65)	2.04
Distributions from net investment income	-	-	-	-	-	(.04)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 16.51	$ 14.74	$ 15.79	$ 19.18	$ 14.66	$ 15.31
Total Return B, C, D	12.01%	(6.65)%	(17.67)%	30.83%	(4.25)%	15.34%
Ratios to Average Net Assets F, J
Expenses before reductions	1.99% A	1.98%	1.96%	2.01%	2.05%	2.10%
Expenses net of fee waivers, if any	1.99% A	1.98%	1.96%	2.01%	2.05%	2.10%
Expenses net of all reductions	1.96% A	1.97%	1.94%	1.99%	1.94%	1.99%
Net investment income (loss)	(1.47)% A	(.58)% H	(1.24)%	(1.66)%	(1.63)%	(.61)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,483	$ 55,645	$ 63,590	$ 86,974	$ 82,835	$ 108,287
Portfolio turnover rate G	133% A	225%	214%	208%	258%	180%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.67	$ 17.68	$ 21.26	$ 16.07	$ 16.60	$ 14.32
Income from Investment Operations
Net investment income (loss) D	(.04)	.06 G	(.04)	(.11)	(.09)	.09 H
Net realized and unrealized gain (loss)	2.14	(1.07)	(3.54)	5.30	(.44)	2.30
Total from investment operations	2.10	(1.01)	(3.58)	5.19	(.53)	2.39
Distributions from net investment income	-	-	-	-	-	(.11)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 18.77	$ 16.67	$ 17.68	$ 21.26	$ 16.07	$ 16.60
Total Return B, C	12.60%	(5.71)%	(16.84)%	32.30%	(3.19)%	16.73%
Ratios to Average Net Assets E, I
Expenses before reductions	.94% A	.98%	.94%	.93%	.90%	.92%
Expenses net of fee waivers, if any	.94% A	.98%	.94%	.93%	.90%	.92%
Expenses net of all reductions	.90% A	.97%	.92%	.92%	.80%	.81%
Net investment income (loss)	(.42)% A	.42% G	(.22)%	(.59)%	(.49)%	.57% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,896	$ 26,285	$ 22,021	$ 21,111	$ 11,681	$ 11,640
Portfolio turnover rate F	133% A	225%	214%	208%	258%	180%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .07%. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission
(the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, market discount, capital loss carryforwards, and losses deferred to wash sales and excise tax regulations.

Technology

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 88,149,170
Gross unrealized depreciation	(44,784,086)
Net unrealized appreciation (depreciation)	$ 43,365,084

Tax cost	$ 551,300,718

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $379,072,768 and $385,577,454, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 366,188	$ 3,567
Class T	.25%	.25%	412,310	-
Class B	.75%	.25%	162,923	122,193
Class C	.75%	.25%	319,735	32,476
			$ 1,261,156	$ 158,236

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51,710
Class T	10,200
Class B*	22,806
Class C*	1,707
$ 86,423

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 504,326.35
Class T	287,528.35
Class B	56,473.35
Class C	110,072.35
Institutional Class	45,000.29
	$ 1,003,399

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,551 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,042,000.37%		$ 52

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,110 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Technology

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $102,715 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	2,567,733	3,881,770	$ 47,062,667	$ 49,340,225
Shares redeemed	(2,330,855)	(3,900,491)	(42,481,210)	(47,190,702)
Net increase (decrease)	236,878	(18,721)	$ 4,581,457	$ 2,149,523
Class T
Shares sold	887,760	2,072,898	$ 15,740,848	$ 24,512,394
Shares redeemed	(1,345,529)	(2,840,598)	(23,220,777)	(33,936,510)
Net increase (decrease)	(457,769)	(767,700)	$ (7,479,929)	$ (9,424,116)
Class B
Shares sold	214,176	327,585	$ 3,573,195	$ 3,794,593
Shares redeemed	(407,165)	(1,251,978)	(6,703,065)	(14,128,827)
Net increase (decrease)	(192,989)	(924,393)	$ (3,129,870)	$ (10,334,234)
Class C
Shares sold	555,406	654,688	$ 9,319,120	$ 7,947,929
Shares redeemed	(365,265)	(906,545)	(6,039,782)	(10,144,084)
Net increase (decrease)	190,141	(251,857)	$ 3,279,338	$ (2,196,155)
Institutional Class
Shares sold	588,408	753,599	$ 11,338,105	$ 10,483,415
Shares redeemed	(359,829)	(422,236)	(6,824,681)	(5,626,800)
Net increase (decrease)	228,579	331,363	$ 4,513,424	$ 4,856,615

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.30%
Actual		$ 1,000.00	$ 1,046.30	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.61
Class T	1.56%
Actual		$ 1,000.00	$ 1,045.00	$ 8.04
HypotheticalA		$ 1,000.00	$ 1,017.34	$ 7.93
Class B	2.05%
Actual		$ 1,000.00	$ 1,042.20	$ 10.55
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.41
Class C	2.04%
Actual		$ 1,000.00	$ 1,041.60	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.36
Institutional Class	1.03%
Actual		$ 1,000.00	$ 1,047.70	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,020.01	$ 5.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
American Electric Power Co., Inc.	9.5	13.3
FirstEnergy Corp.	9.1	9.6
PG&E Corp.	8.8	4.9
Entergy Corp.	8.2	4.8
CenterPoint Energy, Inc.	6.9	6.2
FPL Group, Inc.	6.8	6.8
Wisconsin Energy Corp.	4.9	0.0
TECO Energy, Inc.	4.9	5.0
Alliant Energy Corp.	4.9	0.0
CMS Energy Corp.	4.9	3.4
	68.9
Top Industries (% of fund's net assets)
As of January 31, 2010
Electric Utilities	45.7%
Multi-Utilities	35.3%
Independent Power Producers & Energy Traders	12.5%
Gas Utilities	5.5%
All Others*	1.0%

As of July 31, 2009
Electric Utilities	51.3%
Multi-Utilities	29.9%
Independent Power Producers & Energy Traders	17.1%
Commercial Services & Supplies	0.9%
Electrical Equipment	0.5%
All Others*	0.3%

* Includes short-term investments and net other assets.

Utilities

Advisor Utilities Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
ELECTRIC UTILITIES - 45.7%
Electric Utilities - 45.7%
American Electric Power Co., Inc.	371,600	$ 12,875,940
Entergy Corp.	145,000	11,064,950
FirstEnergy Corp.	280,500	12,235,410
FPL Group, Inc.	188,200	9,176,632
Hawaiian Electric Industries, Inc. (c)	132,000	2,610,960
ITC Holdings Corp.	95,801	5,146,430
NV Energy, Inc.	417,100	4,804,992
Pinnacle West Capital Corp.	106,000	3,796,920
		61,712,234
GAS UTILITIES - 5.5%
Gas Utilities - 5.5%
Questar Corp.	62,100	2,575,908
UGI Corp.	196,837	4,824,475
		7,400,383
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 12.5%
Independent Power Producers & Energy Traders - 12.5%
AES Corp.	306,700	3,873,621
Calpine Corp. (a)	598,200	6,550,290
Constellation Energy Group, Inc.	199,200	6,430,176
		16,854,087
MULTI-UTILITIES - 35.3%
Multi-Utilities - 35.3%
Alliant Energy Corp.	212,300	6,623,760
CenterPoint Energy, Inc.	664,100	9,264,195
CMS Energy Corp.	436,600	6,623,222
PG&E Corp.	281,204	11,878,057

	Shares	Value
TECO Energy, Inc.	425,600	$ 6,626,592
Wisconsin Energy Corp.	136,692	6,689,706
		47,705,532
TOTAL COMMON STOCKS (Cost $131,291,472)		133,672,236
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.17% (d)	2,571,923	2,571,923
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	473,550	473,550
TOTAL MONEY MARKET FUNDS (Cost $3,045,473)		3,045,473
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $134,336,945)	136,717,709
NET OTHER ASSETS - (1.2)%	(1,682,828)
NET ASSETS - 100%	$ 135,034,881
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,482
Fidelity Securities Lending Cash Central Fund	2,560
Total	$ 4,042
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $246,849,971 of which $78,569,521, $154,412,532 and $13,867,918 will expire on July 31, 2010, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $34,108,371 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $456,918) - See accompanying schedule: Unaffiliated issuers (cost $131,291,472)	$ 133,672,236
Fidelity Central Funds (cost $3,045,473)	3,045,473
Total Investments (cost $134,336,945)		$ 136,717,709
Receivable for investments sold		9,462,882
Receivable for fund shares sold		91,819
Dividends receivable		86,744
Distributions receivable from Fidelity Central Funds		327
Prepaid expenses		551
Other receivables		10,750
Total assets		146,370,782

Liabilities
Payable for investments purchased	$ 10,240,664
Payable for fund shares redeemed	430,593
Accrued management fee	65,780
Distribution fees payable	56,085
Other affiliated payables	44,778
Other payables and accrued expenses	24,451
Collateral on securities loaned, at value	473,550
Total liabilities		11,335,901

Net Assets		$ 135,034,881
Net Assets consist of:
Paid in capital		$ 419,785,584
Distributions in excess of net investment income		(156,372)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(286,980,162)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,385,831
Net Assets		$ 135,034,881

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,523,259 ÷ 4,141,937 shares)	$ 15.58

Maximum offering price per share (100/94.25 of $15.58)	$ 16.53
Class T: Net Asset Value and redemption price per share ($33,544,839 ÷ 2,150,396 shares)	$ 15.60

Maximum offering price per share (100/96.50 of $15.60)	$ 16.17
Class B: Net Asset Value and offering price per share ($9,423,699 ÷ 610,340 shares)A	$ 15.44

Class C: Net Asset Value and offering price per share ($21,855,891 ÷ 1,422,604 shares)A	$ 15.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,687,193 ÷ 359,719 shares)	$ 15.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Utilities Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Dividends		$ 2,628,021
Interest		2
Income from Fidelity Central Funds		4,042
Total income		2,632,065

Expenses
Management fee	$ 385,919
Transfer agent fees	241,570
Distribution fees	332,199
Accounting and security lending fees	27,139
Custodian fees and expenses	3,920
Independent trustees' compensation	433
Registration fees	34,787
Audit	25,715
Legal	1,796
Miscellaneous	1,428
Total expenses before reductions	1,054,906
Expense reductions	(23,031)	1,031,875
Net investment income (loss)		1,600,190
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,929,466
Foreign currency transactions	742
Total net realized gain (loss)		1,930,208
Change in net unrealized appreciation (depreciation) on: Investment securities	2,485,902
Assets and liabilities in foreign currencies	4,883
Total change in net unrealized appreciation (depreciation)		2,490,785
Net gain (loss)		4,420,993
Net increase (decrease) in net assets resulting from operations		$ 6,021,183

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,600,190	$ 3,120,844
Net realized gain (loss)	1,930,208	(55,782,452)
Change in net unrealized appreciation (depreciation)	2,490,785	(1,796,906)
Net increase (decrease) in net assets resulting from operations	6,021,183	(54,458,514)
Distributions to shareholders from net investment income	(3,192,007)	(2,162,549)
Share transactions - net increase (decrease)	(5,208,027)	(29,372,654)
Redemption fees	553	4,076
Total increase (decrease) in net assets	(2,378,298)	(85,989,641)

Net Assets
Beginning of period	137,413,179	223,402,820
End of period (including distributions in excess of net investment income of $156,372 and undistributed net investment income of $1,435,445, respectively)	$ 135,034,881	$ 137,413,179

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.27	$ 20.28	$ 20.74	$ 17.20	$ 15.17	$ 12.09
Income from Investment Operations
Net investment income (loss) E	.20	.35	.24	.21	.24	.28 H
Net realized and unrealized gain (loss)	.51	(5.10)	(.38)	3.56	2.06	3.01
Total from investment operations	.71	(4.75)	(.14)	3.77	2.30	3.29
Distributions from net investment income	(.40)	(.26)	(.32)	(.23)	(.27)	(.21)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.58	$ 15.27	$ 20.28	$ 20.74	$ 17.20	$ 15.17
Total Return B, C, D	4.63%	(23.44)%	(.82)%	22.14%	15.38%	27.48%
Ratios to Average Net Assets F, I
Expenses before reductions	1.30% A	1.26%	1.21%	1.27%	1.34%	1.39%
Expenses net of fee waivers, if any	1.30% A	1.26%	1.21%	1.27%	1.34%	1.39%
Expenses net of all reductions	1.26% A	1.26%	1.21%	1.26%	1.32%	1.36%
Net investment income (loss)	2.55% A	2.37%	1.11%	1.04%	1.51%	2.03% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,523	$ 66,064	$ 105,219	$ 94,842	$ 40,599	$ 29,150
Portfolio turnover rate G	204% A	247%	77%	118%	64%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.39%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.27	$ 20.26	$ 20.71	$ 17.18	$ 15.10	$ 12.04
Income from Investment Operations
Net investment income (loss) E	.18	.31	.18	.15	.19	.24 H
Net realized and unrealized gain (loss)	.51	(5.10)	(.39)	3.56	2.08	2.99
Total from investment operations	.69	(4.79)	(.21)	3.71	2.27	3.23
Distributions from net investment income	(.36)	(.20)	(.24)	(.18)	(.19)	(.17)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.60	$ 15.27	$ 20.26	$ 20.71	$ 17.18	$ 15.10
Total Return B, C, D	4.50%	(23.61)%	(1.11)%	21.74%	15.20%	27.03%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.52%	1.47%	1.54%	1.60%	1.67%
Expenses net of fee waivers, if any	1.56% A	1.52%	1.47%	1.54%	1.60%	1.67%
Expenses net of all reductions	1.52% A	1.52%	1.47%	1.54%	1.58%	1.64%
Net investment income (loss)	2.29% A	2.11%	.84%	.76%	1.25%	1.76% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,545	$ 33,989	$ 54,346	$ 62,592	$ 52,128	$ 55,683
Portfolio turnover rate G	204% A	247%	77%	118%	64%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08	$ 20.01	$ 20.40	$ 16.90	$ 14.83	$ 11.82
Income from Investment Operations
Net investment income (loss) E	.14	.24	.08	.05	.12	.17 H
Net realized and unrealized gain (loss)	.50	(5.04)	(.39)	3.52	2.03	2.95
Total from investment operations	.64	(4.80)	(.31)	3.57	2.15	3.12
Distributions from net investment income	(.28)	(.13)	(.08)	(.07)	(.08)	(.11)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.44	$ 15.08	$ 20.01	$ 20.40	$ 16.90	$ 14.83
Total Return B, C, D	4.22%	(23.97)%	(1.59)%	21.18%	14.57%	26.51%
Ratios to Average Net Assets F, I
Expenses before reductions	2.05% A	2.01%	1.96%	2.04%	2.09%	2.14%
Expenses net of fee waivers, if any	2.05% A	2.01%	1.96%	2.04%	2.09%	2.14%
Expenses net of all reductions	2.01% A	2.01%	1.95%	2.03%	2.06%	2.11%
Net investment income (loss)	1.80% A	1.62%	.36%	.27%	.76%	1.28% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,424	$ 10,634	$ 20,747	$ 43,845	$ 65,959	$ 82,577
Portfolio turnover rate G	204% A	247%	77%	118%	64%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.02	$ 19.93	$ 20.38	$ 16.91	$ 14.84	$ 11.84
Income from Investment Operations
Net investment income (loss) E	.14	.24	.08	.06	.13	.18 H
Net realized and unrealized gain (loss)	.49	(5.02)	(.39)	3.51	2.04	2.94
Total from investment operations	.63	(4.78)	(.31)	3.57	2.17	3.12
Distributions from net investment income	(.29)	(.13)	(.14)	(.10)	(.10)	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.36	$ 15.02	$ 19.93	$ 20.38	$ 16.91	$ 14.84
Total Return B, C, D	4.16%	(23.96)%	(1.58)%	21.23%	14.72%	26.48%
Ratios to Average Net Assets F, I
Expenses before reductions	2.04% A	2.01%	1.95%	1.99%	2.02%	2.07%
Expenses net of fee waivers, if any	2.04% A	2.01%	1.95%	1.99%	2.02%	2.07%
Expenses net of all reductions	2.01% A	2.01%	1.95%	1.99%	2.00%	2.04%
Net investment income (loss)	1.80% A	1.62%	.36%	.32%	.83%	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,856	$ 22,352	$ 37,387	$ 43,292	$ 32,823	$ 34,827
Portfolio turnover rate G	204% A	247%	77%	118%	64%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.51	$ 20.52	$ 20.95	$ 17.38	$ 15.31	$ 12.20
Income from Investment Operations
Net investment income (loss) D	.23	.39	.31	.29	.30	.33 G
Net realized and unrealized gain (loss)	.52	(5.17)	(.38)	3.58	2.10	3.03
Total from investment operations	.75	(4.78)	(.07)	3.87	2.40	3.36
Distributions from net investment income	(.45)	(.23)	(.36)	(.30)	(.33)	(.25)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.81	$ 15.51	$ 20.52	$ 20.95	$ 17.38	$ 15.31
Total Return B, C	4.77%	(23.24)%	(.49)%	22.54%	15.95%	27.88%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03% A	1.00%	.91%	.92%	.94%	.99%
Expenses net of fee waivers, if any	1.03% A	1.00%	.91%	.92%	.94%	.99%
Expenses net of all reductions	.99% A	1.00%	.90%	.92%	.92%	.96%
Net investment income (loss)	2.82% A	2.63%	1.41%	1.39%	1.91%	2.44% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,687	$ 4,373	$ 5,704	$ 12,822	$ 6,479	$ 1,766
Portfolio turnover rate F	204% A	247%	77%	118%	64%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.80%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Utilities

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, market discount, capital loss carryforwards, and losses deferred to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,118,601
Gross unrealized depreciation	(13,743,068)
Net unrealized appreciation (depreciation)	$ (5,624,467)

Tax cost	$ 142,342,176

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $137,612,401 and $145,244,727, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 83,589	$ 1,659
Class T	.25%	.25%	86,000	-
Class B	.75%	.25%	51,619	38,714
Class C	.75%	.25%	110,991	7,036
			$ 332,199	$ 47,409

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,290
Class T	3,450
Class B*	11,117
Class C*	473
$ 27,330

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 116,248.35
Class T	61,891.36
Class B	18,078.35
Class C	38,412.35
Institutional Class	6,941.33
	$ 241,570

* Annualized

Utilities

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $539 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $275 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,560.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23,031 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 1,700,299	$ 1,279,763
Class T	782,544	508,856
Class B	184,052	107,816
Class C	413,373	209,682
Institutional Class	111,739	56,432
Total	$ 3,192,007	$ 2,162,549

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	318,418	856,135	$ 5,058,639	$ 12,539,810
Reinvestment of distributions	96,455	73,926	1,532,368	1,138,401
Shares redeemed	(598,478)	(1,794,060)	(9,489,270)	(25,956,960)
Net increase (decrease)	(183,605)	(863,999)	$ (2,898,263)	$ (12,278,749)
Class T
Shares sold	130,816	257,339	$ 2,085,489	$ 3,753,639
Reinvestment of distributions	46,549	31,967	741,068	480,828
Shares redeemed	(252,246)	(746,038)	(3,990,532)	(10,889,452)
Net increase (decrease)	(74,881)	(456,732)	$ (1,163,975)	$ (6,654,985)
Class B
Shares sold	38,033	154,111	$ 596,720	$ 2,249,187
Reinvestment of distributions	10,581	6,919	167,054	98,250
Shares redeemed	(143,424)	(492,642)	(2,243,240)	(7,223,742)
Net increase (decrease)	(94,810)	(331,612)	$ (1,479,466)	$ (4,876,305)
Class C
Shares sold	112,885	216,794	$ 1,784,938	$ 3,077,077
Reinvestment of distributions	20,487	11,490	322,152	162,462
Shares redeemed	(199,276)	(615,787)	(3,098,449)	(8,815,385)
Net increase (decrease)	(65,904)	(387,503)	$ (991,359)	$ (5,575,846)
Institutional Class
Shares sold	170,310	137,801	$ 2,803,315	$ 1,988,698
Reinvestment of distributions	5,221	2,995	84,041	45,330
Shares redeemed	(97,698)	(136,905)	(1,562,320)	(2,020,797)
Net increase (decrease)	77,833	3,891	$ 1,325,036	$ 13,231

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Utilities

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. †

Boston, MA

State Street Bank and Trust ††

Quincy, MA

† Custodian for Fidelity Advisor Energy Fund only.

†† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund only.

AFOCI-USAN-0310
1.789280.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Real Estate
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,301.70	$ 7.25
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.50%
Actual		$ 1,000.00	$ 1,299.70	$ 8.69
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.00%
Actual		$ 1,000.00	$ 1,295.80	$ 11.57
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 1,296.30	$ 11.58
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,301.70	$ 5.80
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	10.7	9.0
Ventas, Inc.	6.4	6.3
ProLogis Trust	5.5	4.7
Vornado Realty Trust	4.6	3.5
SL Green Realty Corp.	4.4	3.6
Public Storage	4.2	4.8
Digital Realty Trust, Inc.	3.8	3.9
Equity Residential (SBI)	3.6	2.4
HCP, Inc.	3.2	3.2
Sunstone Hotel Investors, Inc.	3.0	2.5
	49.4
Top Five REIT Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	15.6	17.8
REITs - Malls	14.6	13.4
REITs - Industrial Buildings	14.3	13.0
REITs - Apartments	13.9	13.6
REITs - Health Care Facilities	11.4	11.4
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 98.3%		Stocks 96.2%
	Convertible Securities 0.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	1.4%	** Foreign investments	1.6%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Health Care Facilities - 1.7%
Brookdale Senior Living, Inc. (a)	25,800	$ 470,850
Emeritus Corp. (a)	196,088	3,568,802
Sunrise Senior Living, Inc. (a)	74,674	221,782
TOTAL HEALTH CARE FACILITIES		4,261,434
HOTELS, RESTAURANTS & LEISURE - 0.3%
Hotels, Resorts & Cruise Lines - 0.3%
Home Inns & Hotels Management, Inc. sponsored ADR (a)	21,400	658,264
HOUSEHOLD DURABLES - 0.7%
Homebuilding - 0.7%
D.R. Horton, Inc.	13,800	162,702
Lennar Corp. Class A	21,900	336,384
M/I Homes, Inc. (a)	14,900	153,768
Pulte Homes, Inc.	67,877	714,066
Toll Brothers, Inc. (a)	16,700	308,449
TOTAL HOMEBUILDING		1,675,369
REAL ESTATE INVESTMENT TRUSTS - 91.0%
REITs - Apartments - 13.9%
Apartment Investment & Management Co. Class A	410,247	6,301,394
Associated Estates Realty Corp.	56,700	669,627
AvalonBay Communities, Inc.	43,731	3,350,232
Camden Property Trust (SBI)	69,700	2,702,269
Education Realty Trust, Inc.	215,111	1,135,786
Equity Residential (SBI)	279,181	8,947,751
Essex Property Trust, Inc. (c)	92,100	7,339,449
Home Properties, Inc.	54,800	2,429,284
Mid-America Apartment Communities, Inc.	31,700	1,487,364
TOTAL REITS - APARTMENTS		34,363,156
REITs - Factory Outlets - 0.3%
Tanger Factory Outlet Centers, Inc.	17,702	677,987
REITs - Health Care Facilities - 11.4%
HCP, Inc.	282,200	8,000,370
Healthcare Realty Trust, Inc.	154,269	3,235,021
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Health Care Facilities - continued
National Health Investors, Inc.	25,100	$ 853,902
Omega Healthcare Investors, Inc.	23,800	445,298
Ventas, Inc.	374,600	15,808,120
TOTAL REITS - HEALTH CARE FACILITIES		28,342,711
REITs - Hotels - 6.9%
Chesapeake Lodging Trust (a)	26,100	494,595
DiamondRock Hospitality Co.	699,960	5,697,674
Host Hotels & Resorts, Inc.	318,749	3,378,739
Sunstone Hotel Investors, Inc.	877,866	7,540,869
TOTAL REITS - HOTELS		17,111,877
REITs - Industrial Buildings - 14.3%
Duke Realty LP	460,416	5,211,909
First Industrial Realty Trust, Inc. (c)	223,500	1,144,320
ProLogis Trust	1,088,351	13,713,223
Public Storage	132,418	10,484,857
U-Store-It Trust	699,808	4,842,671
TOTAL REITS - INDUSTRIAL BUILDINGS		35,396,980
REITs - Malls - 14.6%
CBL & Associates Properties, Inc. (c)	440,512	4,405,120
Simon Property Group, Inc.	368,712	26,547,264
The Macerich Co. (c)	164,704	5,081,118
TOTAL REITS - MALLS		36,033,502
REITs - Management/Investment - 3.8%
Digital Realty Trust, Inc. (c)	196,700	9,441,600
REITs - Office Buildings - 15.6%
Alexandria Real Estate Equities, Inc. (c)	92,800	5,542,944
Boston Properties, Inc.	108,900	7,064,343
Brandywine Realty Trust (SBI)	377,100	4,234,833
Corporate Office Properties Trust (SBI)	164,200	5,860,298
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - continued
Highwoods Properties, Inc. (SBI)	170,000	$ 5,135,700
SL Green Realty Corp.	238,300	10,840,267
TOTAL REITS - OFFICE BUILDINGS		38,678,385
REITs - Shopping Centers - 10.2%
Acadia Realty Trust (SBI)	269,800	4,297,914
Developers Diversified Realty Corp.	399,038	3,292,064
Kimco Realty Corp.	394,116	4,973,744
Kite Realty Group Trust	382,610	1,450,092
Vornado Realty Trust	175,525	11,352,957
TOTAL REITS - SHOPPING CENTERS		25,366,771
TOTAL REAL ESTATE INVESTMENT TRUSTS		225,412,969
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.6%
Real Estate Operating Companies - 2.3%
Brookfield Properties Corp.	220,900	2,650,469
Forest City Enterprises, Inc. Class A (a)(c)	264,100	2,986,971
TOTAL REAL ESTATE OPERATING COMPANIES		5,637,440
Real Estate Services - 2.3%
CB Richard Ellis Group, Inc. Class A (a)	475,523	5,848,933
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		11,486,373
TOTAL COMMON STOCKS (Cost $245,968,544)		243,494,409
Convertible Preferred Stocks - 0.3%
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Services - 0.3%
Grubb & Ellis Co.:
12.00% (d)	5,900	$ 587,050
12.00% (a)(d)	2,200	218,900
TOTAL REAL ESTATE SERVICES		805,950
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $810,000)		805,950
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 0.17% (e)	3,892,183	3,892,183
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	24,858,658	24,858,658
TOTAL MONEY MARKET FUNDS (Cost $28,750,841)		28,750,841
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $275,529,385)		273,051,200
NET OTHER ASSETS - (10.2)%		(25,230,016)
NET ASSETS - 100%		$ 247,821,184
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $805,950 or 0.3% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,488
Fidelity Securities Lending Cash Central Fund	32,748
Total	$ 40,236
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 243,494,409	$ 243,494,409	$ -	$ -
Convertible Preferred Stocks	805,950	-	805,950	-
Money Market Funds	28,750,841	28,750,841	-	-
Total Investments in Securities:	$ 273,051,200	$ 272,245,250	$ 805,950	$ -
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $15,429,654 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $47,012,174 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,105,152) - See accompanying schedule: Unaffiliated issuers (cost $246,778,544)	$ 244,300,359
Fidelity Central Funds (cost $28,750,841)	28,750,841
Total Investments (cost $275,529,385)		$ 273,051,200
Cash		27,418
Receivable for investments sold		1,946,841
Receivable for fund shares sold		303,155
Dividends receivable		385,429
Distributions receivable from Fidelity Central Funds		3,432
Prepaid expenses		810
Receivable from investment adviser for expense reductions		6,165
Other receivables		4,661
Total assets		275,729,111

Liabilities
Payable for investments purchased	$ 2,339,469
Payable for fund shares redeemed	413,837
Accrued management fee	120,393
Distribution fees payable	66,599
Other affiliated payables	80,094
Other payables and accrued expenses	28,877
Collateral on securities loaned, at value	24,858,658
Total liabilities		27,907,927

Net Assets		$ 247,821,184
Net Assets consist of:
Paid in capital		$ 324,002,733
Undistributed net investment income		115,286
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,818,328)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,478,507)
Net Assets		$ 247,821,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($83,778,208 ÷ 6,909,191 shares)	$ 12.13

Maximum offering price per share (100/94.25 of $12.13)	$ 12.87
Class T: Net Asset Value and redemption price per share ($50,949,440 ÷ 4,197,534 shares)	$ 12.14

Maximum offering price per share (100/96.50 of $12.14)	$ 12.58
Class B: Net Asset Value and offering price per share ($9,901,940 ÷ 822,358 shares) A	$ 12.04

Class C: Net Asset Value and offering price per share ($20,081,770 ÷ 1,669,068 shares) A	$ 12.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,109,826 ÷ 6,820,851 shares)	$ 12.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)
Investment Income
Dividends		$ 3,574,287
Income from Fidelity Central Funds		40,236
Total income		3,614,523

Expenses
Management fee	$ 649,382
Transfer agent fees	399,618
Distribution fees	361,572
Accounting and security lending fees	47,501
Custodian fees and expenses	18,663
Independent trustees' compensation	646
Registration fees	58,395
Audit	24,152
Legal	676
Miscellaneous	2,041
Total expenses before reductions	1,562,646
Expense reductions	(56,128)	1,506,518
Net investment income (loss)		2,108,005
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,774,655
Foreign currency transactions	(29,942)
Capital gain distributions from Fidelity Central Funds	1,624
Total net realized gain (loss)		13,746,337
Change in net unrealized appreciation (depreciation) on: Investment securities	37,663,573
Assets and liabilities in foreign currencies	1,444
Total change in net unrealized appreciation (depreciation)		37,665,017
Net gain (loss)		51,411,354
Net increase (decrease) in net assets resulting from operations		$ 53,519,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,108,005	$ 4,597,200
Net realized gain (loss)	13,746,337	(79,840,498)
Change in net unrealized appreciation (depreciation)	37,665,017	(44,021,577)
Net increase (decrease) in net assets resulting from operations	53,519,359	(119,264,875)
Distributions to shareholders from net investment income	(2,209,057)	(5,963,213)
Distributions to shareholders from net realized gain	-	(564,328)
Total distributions	(2,209,057)	(6,527,541)
Share transactions - net increase (decrease)	17,477,487	(1,196,796)
Total increase (decrease) in net assets	68,787,789	(126,989,212)

Net Assets
Beginning of period	179,033,395	306,022,607
End of period (including undistributed net investment income of $115,286 and undistributed net investment income of $216,338, respectively)	$ 247,821,184	$ 179,033,395

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 16.39	$ 18.67	$ 20.34	$ 18.23	$ 13.22
Income from Investment Operations
Net investment income (loss) E	.11	.27	.30	.18	.29	.31
Net realized and unrealized gain (loss)	2.73	(6.86)	(1.24)	(.17)	2.85	5.52
Total from investment operations	2.84	(6.59)	(.94)	.01	3.14	5.83
Distributions from net investment income	(.12)	(.36)	(.26)	(.18)	(.23)	(.29)
Distributions from net realized gain	-	(.03)	(1.09)	(1.50)	(.80)	(.53)
Total distributions	(.12)	(.39)	(1.34) I	(1.68)	(1.03)	(.82)
Net asset value, end of period	$ 12.13	$ 9.41	$ 16.39	$ 18.67	$ 20.34	$ 18.23
Total Return B,C,D	30.17%	(40.19)%	(5.66)%	(.65)%	18.32%	45.48%
Ratios to Average Net Assets F,H
Expenses before reductions	1.29% A	1.27%	1.22%	1.25%	1.29%	1.31%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.22%	1.25%	1.25%	1.28%
Expenses net of all reductions	1.24% A	1.25%	1.21%	1.25%	1.24%	1.25%
Net investment income (loss)	1.88% A	2.73%	1.71%	.81%	1.59%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,778	$ 62,422	$ 109,442	$ 117,831	$ 85,000	$ 53,097
Portfolio turnover rate G	66% A	98%	86%	84%	65%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.341 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 16.40	$ 18.64	$ 20.31	$ 18.23	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.10	.25	.26	.12	.24	.26
Net realized and unrealized gain (loss)	2.72	(6.87)	(1.24)	(.16)	2.84	5.53
Total from investment operations	2.82	(6.62)	(.98)	(.04)	3.08	5.79
Distributions from net investment income	(.10)	(.33)	(.17)	(.13)	(.20)	(.24)
Distributions from net realized gain	-	(.03)	(1.09)	(1.50)	(.80)	(.53)
Total distributions	(.10)	(.36)	(1.26) I	(1.63)	(1.00)	(.77)
Net asset value, end of period	$ 12.14	$ 9.42	$ 16.40	$ 18.64	$ 20.31	$ 18.23
Total Return B,C,D	29.97%	(40.33)%	(5.88)%	(.89)%	17.98%	45.12%
Ratios to Average Net Assets F,H
Expenses before reductions	1.54% A	1.54%	1.47%	1.50%	1.55%	1.61%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.47%	1.50%	1.50%	1.57%
Expenses net of all reductions	1.49% A	1.50%	1.47%	1.49%	1.49%	1.54%
Net investment income (loss)	1.63% A	2.48%	1.45%	.57%	1.34%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,949	$ 40,276	$ 81,938	$ 100,621	$ 91,224	$ 66,303
Portfolio turnover rate G	66% A	98%	86%	84%	65%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.258 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 16.26	$ 18.51	$ 20.19	$ 18.16	$ 13.18
Income from Investment Operations
Net investment income (loss) E	.07	.20	.17	.01	.15	.18
Net realized and unrealized gain (loss)	2.69	(6.81)	(1.23)	(.16)	2.83	5.50
Total from investment operations	2.76	(6.61)	(1.06)	(.15)	2.98	5.68
Distributions from net investment income	(.07)	(.27)	(.10)	(.05)	(.15)	(.17)
Distributions from net realized gain	-	(.03)	(1.09)	(1.48)	(.80)	(.53)
Total distributions	(.07)	(.30)	(1.19) I	(1.53)	(.95)	(.70)
Net asset value, end of period	$ 12.04	$ 9.35	$ 16.26	$ 18.51	$ 20.19	$ 18.16
Total Return B,C,D	29.58%	(40.60)%	(6.37)%	(1.45)%	17.42%	44.31%
Ratios to Average Net Assets F,H
Expenses before reductions	2.04% A	2.04%	1.96%	2.02%	2.05%	2.10%
Expenses net of fee waivers, if any	2.00% A	2.00%	1.96%	2.00%	2.00%	2.07%
Expenses net of all reductions	1.99% A	2.00%	1.96%	2.00%	1.98%	2.03%
Net investment income (loss)	1.13% A	1.98%	.96%	.07%	.84%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,902	$ 7,933	$ 16,879	$ 25,114	$ 27,397	$ 26,349
Portfolio turnover rate G	66% A	98%	86%	84%	65%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.187 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 16.26	$ 18.51	$ 20.21	$ 18.17	$ 13.18
Income from Investment Operations
Net investment income (loss) E	.07	.19	.17	.01	.15	.19
Net realized and unrealized gain (loss)	2.70	(6.81)	(1.23)	(.16)	2.84	5.50
Total from investment operations	2.77	(6.62)	(1.06)	(.15)	2.99	5.69
Distributions from net investment income	(.08)	(.27)	(.11)	(.05)	(.15)	(.17)
Distributions from net realized gain	-	(.03)	(1.09)	(1.50)	(.80)	(.53)
Total distributions	(.08)	(.30)	(1.19) I	(1.55)	(.95)	(.70)
Net asset value, end of period	$ 12.03	$ 9.34	$ 16.26	$ 18.51	$ 20.21	$ 18.17
Total Return B,C,D	29.63%	(40.64)%	(6.35)%	(1.45)%	17.46%	44.38%
Ratios to Average Net Assets F,H
Expenses before reductions	2.03% A	2.01%	1.96%	2.01%	2.05%	2.09%
Expenses net of fee waivers, if any	2.00% A	2.00%	1.96%	2.00%	2.00%	2.05%
Expenses net of all reductions	1.99% A	2.00%	1.96%	2.00%	1.98%	2.02%
Net investment income (loss)	1.13% A	1.98%	.96%	.06%	.84%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,082	$ 13,226	$ 24,984	$ 36,854	$ 36,669	$ 29,410
Portfolio turnover rate G	66% A	98%	86%	84%	65%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.191 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 16.47	$ 18.80	$ 20.47	$ 18.33	$ 13.28
Income from Investment Operations
Net investment income (loss) D	.13	.30	.34	.24	.35	.36
Net realized and unrealized gain (loss)	2.72	(6.90)	(1.23)	(.17)	2.85	5.56
Total from investment operations	2.85	(6.60)	(.89)	.07	3.20	5.92
Distributions from net investment income	(.13)	(.38)	(.35)	(.24)	(.26)	(.34)
Distributions from net realized gain	-	(.03)	(1.09)	(1.50)	(.80)	(.53)
Total distributions	(.13)	(.41)	(1.44) H	(1.74)	(1.06)	(.87)
Net asset value, end of period	$ 12.18	$ 9.46	$ 16.47	$ 18.80	$ 20.47	$ 18.33
Total Return B,C	30.17%	(40.03)%	(5.39)%	(.37)%	18.61%	46.05%
Ratios to Average Net Assets E,G
Expenses before reductions	1.04% A	1.01%	.95%	.98%	.94%	.91%
Expenses net of fee waivers, if any	1.00% A	1.00%	.95%	.98%	.94%	.91%
Expenses net of all reductions	.99% A	1.00%	.95%	.97%	.92%	.88%
Net investment income (loss)	2.13% A	2.98%	1.97%	1.09%	1.90%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,110	$ 55,177	$ 72,780	$ 12,259	$ 7,152	$ 4,162
Portfolio turnover rate F	66% A	98%	86%	84%	65%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.437 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,026,637
Gross unrealized depreciation	(51,937,400)
Net unrealized appreciation (depreciation)	$ (26,910,763)

Tax cost	$ 299,961,963

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $94,392,031 and $72,525,512, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 101,565	$ 1,957
Class T	.25%	.25%	123,214	-
Class B	.75%	.25%	49,577	37,182
Class C	.75%	.25%	87,216	11,176
			$ 361,572	$ 50,315

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22,968
Class T	3,263
Class B*	10,073
Class C*	1,349
$ 37,653

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 139,464.34
Class T	86,275.35
Class B	17,102.35
Class C	29,452.34
Institutional Class	127,325.34
	$ 399,618

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,113 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $426 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $32,748.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 14,478
Class T	1.50%	11,221
Class B	2.00%	1,948
Class C	2.00%	3,137
Institutional Class	1.00%	12,686
		$ 43,470

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,635 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 796,054	$ 2,373,225
Class T	414,954	1,559,018
Class B	61,766	251,874
Class C	113,329	401,222
Institutional Class	822,954	1,377,874
Total	$ 2,209,057	$ 5,963,213
From net realized gain
Class A	$ -	$ 204,885
Class T	-	150,062
Class B	-	31,214
Class C	-	46,271
Institutional Class	-	131,896
Total	$ -	$ 564,328

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	1,644,994	3,043,573	$ 19,434,268	$ 29,321,172
Reinvestment of distributions	63,970	261,214	757,695	2,477,765
Shares redeemed	(1,432,812)	(3,348,691)	(16,952,543)	(29,451,189)
Net increase (decrease)	276,152	(43,904)	$ 3,239,420	$ 2,347,748
Class T
Shares sold	754,439	1,740,100	$ 9,143,684	$ 16,246,028
Reinvestment of distributions	34,175	166,425	405,045	1,591,698
Shares redeemed	(866,694)	(2,627,118)	(10,250,911)	(23,368,486)
Net increase (decrease)	(78,080)	(720,593)	$ (702,182)	$ (5,530,760)
Class B
Shares sold	95,302	136,838	$ 1,114,487	$ 1,421,735
Reinvestment of distributions	4,760	27,253	56,191	256,567
Shares redeemed	(126,429)	(353,148)	(1,501,064)	(3,397,456)
Net increase (decrease)	(26,367)	(189,057)	$ (330,386)	$ (1,719,154)
Class C
Shares sold	421,689	422,080	$ 5,161,578	$ 4,270,150
Reinvestment of distributions	8,691	43,425	103,500	402,486
Shares redeemed	(177,223)	(586,087)	(2,088,071)	(5,492,116)
Net increase (decrease)	253,157	(120,582)	$ 3,177,007	$ (819,480)
Institutional Class
Shares sold	2,098,519	7,788,306	$ 25,166,144	$ 62,314,949
Reinvestment of distributions	31,361	54,679	377,302	559,339
Shares redeemed	(1,144,432)	(6,427,386)	(13,449,818)	(58,349,438)
Net increase (decrease)	985,448	1,415,599	$ 12,093,628	$ 4,524,850

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARE-USAN-0310
1.789730.107

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,301.70	$ 7.25
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.50%
Actual		$ 1,000.00	$ 1,299.70	$ 8.69
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.00%
Actual		$ 1,000.00	$ 1,295.80	$ 11.57
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 1,296.30	$ 11.58
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,301.70	$ 5.80
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	10.7	9.0
Ventas, Inc.	6.4	6.3
ProLogis Trust	5.5	4.7
Vornado Realty Trust	4.6	3.5
SL Green Realty Corp.	4.4	3.6
Public Storage	4.2	4.8
Digital Realty Trust, Inc.	3.8	3.9
Equity Residential (SBI)	3.6	2.4
HCP, Inc.	3.2	3.2
Sunstone Hotel Investors, Inc.	3.0	2.5
	49.4
Top Five REIT Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	15.6	17.8
REITs - Malls	14.6	13.4
REITs - Industrial Buildings	14.3	13.0
REITs - Apartments	13.9	13.6
REITs - Health Care Facilities	11.4	11.4
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 98.3%		Stocks 96.2%
	Convertible Securities 0.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	1.4%	** Foreign investments	1.6%

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Health Care Facilities - 1.7%
Brookdale Senior Living, Inc. (a)	25,800	$ 470,850
Emeritus Corp. (a)	196,088	3,568,802
Sunrise Senior Living, Inc. (a)	74,674	221,782
TOTAL HEALTH CARE FACILITIES		4,261,434
HOTELS, RESTAURANTS & LEISURE - 0.3%
Hotels, Resorts & Cruise Lines - 0.3%
Home Inns & Hotels Management, Inc. sponsored ADR (a)	21,400	658,264
HOUSEHOLD DURABLES - 0.7%
Homebuilding - 0.7%
D.R. Horton, Inc.	13,800	162,702
Lennar Corp. Class A	21,900	336,384
M/I Homes, Inc. (a)	14,900	153,768
Pulte Homes, Inc.	67,877	714,066
Toll Brothers, Inc. (a)	16,700	308,449
TOTAL HOMEBUILDING		1,675,369
REAL ESTATE INVESTMENT TRUSTS - 91.0%
REITs - Apartments - 13.9%
Apartment Investment & Management Co. Class A	410,247	6,301,394
Associated Estates Realty Corp.	56,700	669,627
AvalonBay Communities, Inc.	43,731	3,350,232
Camden Property Trust (SBI)	69,700	2,702,269
Education Realty Trust, Inc.	215,111	1,135,786
Equity Residential (SBI)	279,181	8,947,751
Essex Property Trust, Inc. (c)	92,100	7,339,449
Home Properties, Inc.	54,800	2,429,284
Mid-America Apartment Communities, Inc.	31,700	1,487,364
TOTAL REITS - APARTMENTS		34,363,156
REITs - Factory Outlets - 0.3%
Tanger Factory Outlet Centers, Inc.	17,702	677,987
REITs - Health Care Facilities - 11.4%
HCP, Inc.	282,200	8,000,370
Healthcare Realty Trust, Inc.	154,269	3,235,021
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Health Care Facilities - continued
National Health Investors, Inc.	25,100	$ 853,902
Omega Healthcare Investors, Inc.	23,800	445,298
Ventas, Inc.	374,600	15,808,120
TOTAL REITS - HEALTH CARE FACILITIES		28,342,711
REITs - Hotels - 6.9%
Chesapeake Lodging Trust (a)	26,100	494,595
DiamondRock Hospitality Co.	699,960	5,697,674
Host Hotels & Resorts, Inc.	318,749	3,378,739
Sunstone Hotel Investors, Inc.	877,866	7,540,869
TOTAL REITS - HOTELS		17,111,877
REITs - Industrial Buildings - 14.3%
Duke Realty LP	460,416	5,211,909
First Industrial Realty Trust, Inc. (c)	223,500	1,144,320
ProLogis Trust	1,088,351	13,713,223
Public Storage	132,418	10,484,857
U-Store-It Trust	699,808	4,842,671
TOTAL REITS - INDUSTRIAL BUILDINGS		35,396,980
REITs - Malls - 14.6%
CBL & Associates Properties, Inc. (c)	440,512	4,405,120
Simon Property Group, Inc.	368,712	26,547,264
The Macerich Co. (c)	164,704	5,081,118
TOTAL REITS - MALLS		36,033,502
REITs - Management/Investment - 3.8%
Digital Realty Trust, Inc. (c)	196,700	9,441,600
REITs - Office Buildings - 15.6%
Alexandria Real Estate Equities, Inc. (c)	92,800	5,542,944
Boston Properties, Inc.	108,900	7,064,343
Brandywine Realty Trust (SBI)	377,100	4,234,833
Corporate Office Properties Trust (SBI)	164,200	5,860,298
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - continued
Highwoods Properties, Inc. (SBI)	170,000	$ 5,135,700
SL Green Realty Corp.	238,300	10,840,267
TOTAL REITS - OFFICE BUILDINGS		38,678,385
REITs - Shopping Centers - 10.2%
Acadia Realty Trust (SBI)	269,800	4,297,914
Developers Diversified Realty Corp.	399,038	3,292,064
Kimco Realty Corp.	394,116	4,973,744
Kite Realty Group Trust	382,610	1,450,092
Vornado Realty Trust	175,525	11,352,957
TOTAL REITS - SHOPPING CENTERS		25,366,771
TOTAL REAL ESTATE INVESTMENT TRUSTS		225,412,969
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.6%
Real Estate Operating Companies - 2.3%
Brookfield Properties Corp.	220,900	2,650,469
Forest City Enterprises, Inc. Class A (a)(c)	264,100	2,986,971
TOTAL REAL ESTATE OPERATING COMPANIES		5,637,440
Real Estate Services - 2.3%
CB Richard Ellis Group, Inc. Class A (a)	475,523	5,848,933
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		11,486,373
TOTAL COMMON STOCKS (Cost $245,968,544)		243,494,409
Convertible Preferred Stocks - 0.3%
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Services - 0.3%
Grubb & Ellis Co.:
12.00% (d)	5,900	$ 587,050
12.00% (a)(d)	2,200	218,900
TOTAL REAL ESTATE SERVICES		805,950
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $810,000)		805,950
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 0.17% (e)	3,892,183	3,892,183
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	24,858,658	24,858,658
TOTAL MONEY MARKET FUNDS (Cost $28,750,841)		28,750,841
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $275,529,385)		273,051,200
NET OTHER ASSETS - (10.2)%		(25,230,016)
NET ASSETS - 100%		$ 247,821,184
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $805,950 or 0.3% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,488
Fidelity Securities Lending Cash Central Fund	32,748
Total	$ 40,236
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 243,494,409	$ 243,494,409	$ -	$ -
Convertible Preferred Stocks	805,950	-	805,950	-
Money Market Funds	28,750,841	28,750,841	-	-
Total Investments in Securities:	$ 273,051,200	$ 272,245,250	$ 805,950	$ -
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $15,429,654 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $47,012,174 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,105,152) - See accompanying schedule: Unaffiliated issuers (cost $246,778,544)	$ 244,300,359
Fidelity Central Funds (cost $28,750,841)	28,750,841
Total Investments (cost $275,529,385)		$ 273,051,200
Cash		27,418
Receivable for investments sold		1,946,841
Receivable for fund shares sold		303,155
Dividends receivable		385,429
Distributions receivable from Fidelity Central Funds		3,432
Prepaid expenses		810
Receivable from investment adviser for expense reductions		6,165
Other receivables		4,661
Total assets		275,729,111

Liabilities
Payable for investments purchased	$ 2,339,469
Payable for fund shares redeemed	413,837
Accrued management fee	120,393
Distribution fees payable	66,599
Other affiliated payables	80,094
Other payables and accrued expenses	28,877
Collateral on securities loaned, at value	24,858,658
Total liabilities		27,907,927

Net Assets		$ 247,821,184
Net Assets consist of:
Paid in capital		$ 324,002,733
Undistributed net investment income		115,286
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,818,328)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,478,507)
Net Assets		$ 247,821,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($83,778,208 ÷ 6,909,191 shares)	$ 12.13

Maximum offering price per share (100/94.25 of $12.13)	$ 12.87
Class T: Net Asset Value and redemption price per share ($50,949,440 ÷ 4,197,534 shares)	$ 12.14

Maximum offering price per share (100/96.50 of $12.14)	$ 12.58
Class B: Net Asset Value and offering price per share ($9,901,940 ÷ 822,358 shares) A	$ 12.04

Class C: Net Asset Value and offering price per share ($20,081,770 ÷ 1,669,068 shares) A	$ 12.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,109,826 ÷ 6,820,851 shares)	$ 12.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)
Investment Income
Dividends		$ 3,574,287
Income from Fidelity Central Funds		40,236
Total income		3,614,523

Expenses
Management fee	$ 649,382
Transfer agent fees	399,618
Distribution fees	361,572
Accounting and security lending fees	47,501
Custodian fees and expenses	18,663
Independent trustees' compensation	646
Registration fees	58,395
Audit	24,152
Legal	676
Miscellaneous	2,041
Total expenses before reductions	1,562,646
Expense reductions	(56,128)	1,506,518
Net investment income (loss)		2,108,005
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,774,655
Foreign currency transactions	(29,942)
Capital gain distributions from Fidelity Central Funds	1,624
Total net realized gain (loss)		13,746,337
Change in net unrealized appreciation (depreciation) on: Investment securities	37,663,573
Assets and liabilities in foreign currencies	1,444
Total change in net unrealized appreciation (depreciation)		37,665,017
Net gain (loss)		51,411,354
Net increase (decrease) in net assets resulting from operations		$ 53,519,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,108,005	$ 4,597,200
Net realized gain (loss)	13,746,337	(79,840,498)
Change in net unrealized appreciation (depreciation)	37,665,017	(44,021,577)
Net increase (decrease) in net assets resulting from operations	53,519,359	(119,264,875)
Distributions to shareholders from net investment income	(2,209,057)	(5,963,213)
Distributions to shareholders from net realized gain	-	(564,328)
Total distributions	(2,209,057)	(6,527,541)
Share transactions - net increase (decrease)	17,477,487	(1,196,796)
Total increase (decrease) in net assets	68,787,789	(126,989,212)

Net Assets
Beginning of period	179,033,395	306,022,607
End of period (including undistributed net investment income of $115,286 and undistributed net investment income of $216,338, respectively)	$ 247,821,184	$ 179,033,395

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 16.39	$ 18.67	$ 20.34	$ 18.23	$ 13.22
Income from Investment Operations
Net investment income (loss) E	.11	.27	.30	.18	.29	.31
Net realized and unrealized gain (loss)	2.73	(6.86)	(1.24)	(.17)	2.85	5.52
Total from investment operations	2.84	(6.59)	(.94)	.01	3.14	5.83
Distributions from net investment income	(.12)	(.36)	(.26)	(.18)	(.23)	(.29)
Distributions from net realized gain	-	(.03)	(1.09)	(1.50)	(.80)	(.53)
Total distributions	(.12)	(.39)	(1.34) I	(1.68)	(1.03)	(.82)
Net asset value, end of period	$ 12.13	$ 9.41	$ 16.39	$ 18.67	$ 20.34	$ 18.23
Total Return B,C,D	30.17%	(40.19)%	(5.66)%	(.65)%	18.32%	45.48%
Ratios to Average Net Assets F,H
Expenses before reductions	1.29% A	1.27%	1.22%	1.25%	1.29%	1.31%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.22%	1.25%	1.25%	1.28%
Expenses net of all reductions	1.24% A	1.25%	1.21%	1.25%	1.24%	1.25%
Net investment income (loss)	1.88% A	2.73%	1.71%	.81%	1.59%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,778	$ 62,422	$ 109,442	$ 117,831	$ 85,000	$ 53,097
Portfolio turnover rate G	66% A	98%	86%	84%	65%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.341 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 16.40	$ 18.64	$ 20.31	$ 18.23	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.10	.25	.26	.12	.24	.26
Net realized and unrealized gain (loss)	2.72	(6.87)	(1.24)	(.16)	2.84	5.53
Total from investment operations	2.82	(6.62)	(.98)	(.04)	3.08	5.79
Distributions from net investment income	(.10)	(.33)	(.17)	(.13)	(.20)	(.24)
Distributions from net realized gain	-	(.03)	(1.09)	(1.50)	(.80)	(.53)
Total distributions	(.10)	(.36)	(1.26) I	(1.63)	(1.00)	(.77)
Net asset value, end of period	$ 12.14	$ 9.42	$ 16.40	$ 18.64	$ 20.31	$ 18.23
Total Return B,C,D	29.97%	(40.33)%	(5.88)%	(.89)%	17.98%	45.12%
Ratios to Average Net Assets F,H
Expenses before reductions	1.54% A	1.54%	1.47%	1.50%	1.55%	1.61%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.47%	1.50%	1.50%	1.57%
Expenses net of all reductions	1.49% A	1.50%	1.47%	1.49%	1.49%	1.54%
Net investment income (loss)	1.63% A	2.48%	1.45%	.57%	1.34%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,949	$ 40,276	$ 81,938	$ 100,621	$ 91,224	$ 66,303
Portfolio turnover rate G	66% A	98%	86%	84%	65%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.258 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 16.26	$ 18.51	$ 20.19	$ 18.16	$ 13.18
Income from Investment Operations
Net investment income (loss) E	.07	.20	.17	.01	.15	.18
Net realized and unrealized gain (loss)	2.69	(6.81)	(1.23)	(.16)	2.83	5.50
Total from investment operations	2.76	(6.61)	(1.06)	(.15)	2.98	5.68
Distributions from net investment income	(.07)	(.27)	(.10)	(.05)	(.15)	(.17)
Distributions from net realized gain	-	(.03)	(1.09)	(1.48)	(.80)	(.53)
Total distributions	(.07)	(.30)	(1.19) I	(1.53)	(.95)	(.70)
Net asset value, end of period	$ 12.04	$ 9.35	$ 16.26	$ 18.51	$ 20.19	$ 18.16
Total Return B,C,D	29.58%	(40.60)%	(6.37)%	(1.45)%	17.42%	44.31%
Ratios to Average Net Assets F,H
Expenses before reductions	2.04% A	2.04%	1.96%	2.02%	2.05%	2.10%
Expenses net of fee waivers, if any	2.00% A	2.00%	1.96%	2.00%	2.00%	2.07%
Expenses net of all reductions	1.99% A	2.00%	1.96%	2.00%	1.98%	2.03%
Net investment income (loss)	1.13% A	1.98%	.96%	.07%	.84%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,902	$ 7,933	$ 16,879	$ 25,114	$ 27,397	$ 26,349
Portfolio turnover rate G	66% A	98%	86%	84%	65%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.187 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 16.26	$ 18.51	$ 20.21	$ 18.17	$ 13.18
Income from Investment Operations
Net investment income (loss) E	.07	.19	.17	.01	.15	.19
Net realized and unrealized gain (loss)	2.70	(6.81)	(1.23)	(.16)	2.84	5.50
Total from investment operations	2.77	(6.62)	(1.06)	(.15)	2.99	5.69
Distributions from net investment income	(.08)	(.27)	(.11)	(.05)	(.15)	(.17)
Distributions from net realized gain	-	(.03)	(1.09)	(1.50)	(.80)	(.53)
Total distributions	(.08)	(.30)	(1.19) I	(1.55)	(.95)	(.70)
Net asset value, end of period	$ 12.03	$ 9.34	$ 16.26	$ 18.51	$ 20.21	$ 18.17
Total Return B,C,D	29.63%	(40.64)%	(6.35)%	(1.45)%	17.46%	44.38%
Ratios to Average Net Assets F,H
Expenses before reductions	2.03% A	2.01%	1.96%	2.01%	2.05%	2.09%
Expenses net of fee waivers, if any	2.00% A	2.00%	1.96%	2.00%	2.00%	2.05%
Expenses net of all reductions	1.99% A	2.00%	1.96%	2.00%	1.98%	2.02%
Net investment income (loss)	1.13% A	1.98%	.96%	.06%	.84%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,082	$ 13,226	$ 24,984	$ 36,854	$ 36,669	$ 29,410
Portfolio turnover rate G	66% A	98%	86%	84%	65%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.191 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 16.47	$ 18.80	$ 20.47	$ 18.33	$ 13.28
Income from Investment Operations
Net investment income (loss) D	.13	.30	.34	.24	.35	.36
Net realized and unrealized gain (loss)	2.72	(6.90)	(1.23)	(.17)	2.85	5.56
Total from investment operations	2.85	(6.60)	(.89)	.07	3.20	5.92
Distributions from net investment income	(.13)	(.38)	(.35)	(.24)	(.26)	(.34)
Distributions from net realized gain	-	(.03)	(1.09)	(1.50)	(.80)	(.53)
Total distributions	(.13)	(.41)	(1.44) H	(1.74)	(1.06)	(.87)
Net asset value, end of period	$ 12.18	$ 9.46	$ 16.47	$ 18.80	$ 20.47	$ 18.33
Total Return B,C	30.17%	(40.03)%	(5.39)%	(.37)%	18.61%	46.05%
Ratios to Average Net Assets E,G
Expenses before reductions	1.04% A	1.01%	.95%	.98%	.94%	.91%
Expenses net of fee waivers, if any	1.00% A	1.00%	.95%	.98%	.94%	.91%
Expenses net of all reductions	.99% A	1.00%	.95%	.97%	.92%	.88%
Net investment income (loss)	2.13% A	2.98%	1.97%	1.09%	1.90%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,110	$ 55,177	$ 72,780	$ 12,259	$ 7,152	$ 4,162
Portfolio turnover rate F	66% A	98%	86%	84%	65%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.437 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,026,637
Gross unrealized depreciation	(51,937,400)
Net unrealized appreciation (depreciation)	$ (26,910,763)

Tax cost	$ 299,961,963

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $94,392,031 and $72,525,512, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 101,565	$ 1,957
Class T	.25%	.25%	123,214	-
Class B	.75%	.25%	49,577	37,182
Class C	.75%	.25%	87,216	11,176
			$ 361,572	$ 50,315

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22,968
Class T	3,263
Class B*	10,073
Class C*	1,349
$ 37,653

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 139,464.34
Class T	86,275.35
Class B	17,102.35
Class C	29,452.34
Institutional Class	127,325.34
	$ 399,618

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,113 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $426 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $32,748.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 14,478
Class T	1.50%	11,221
Class B	2.00%	1,948
Class C	2.00%	3,137
Institutional Class	1.00%	12,686
		$ 43,470

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,635 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 796,054	$ 2,373,225
Class T	414,954	1,559,018
Class B	61,766	251,874
Class C	113,329	401,222
Institutional Class	822,954	1,377,874
Total	$ 2,209,057	$ 5,963,213
From net realized gain
Class A	$ -	$ 204,885
Class T	-	150,062
Class B	-	31,214
Class C	-	46,271
Institutional Class	-	131,896
Total	$ -	$ 564,328

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	1,644,994	3,043,573	$ 19,434,268	$ 29,321,172
Reinvestment of distributions	63,970	261,214	757,695	2,477,765
Shares redeemed	(1,432,812)	(3,348,691)	(16,952,543)	(29,451,189)
Net increase (decrease)	276,152	(43,904)	$ 3,239,420	$ 2,347,748
Class T
Shares sold	754,439	1,740,100	$ 9,143,684	$ 16,246,028
Reinvestment of distributions	34,175	166,425	405,045	1,591,698
Shares redeemed	(866,694)	(2,627,118)	(10,250,911)	(23,368,486)
Net increase (decrease)	(78,080)	(720,593)	$ (702,182)	$ (5,530,760)
Class B
Shares sold	95,302	136,838	$ 1,114,487	$ 1,421,735
Reinvestment of distributions	4,760	27,253	56,191	256,567
Shares redeemed	(126,429)	(353,148)	(1,501,064)	(3,397,456)
Net increase (decrease)	(26,367)	(189,057)	$ (330,386)	$ (1,719,154)
Class C
Shares sold	421,689	422,080	$ 5,161,578	$ 4,270,150
Reinvestment of distributions	8,691	43,425	103,500	402,486
Shares redeemed	(177,223)	(586,087)	(2,088,071)	(5,492,116)
Net increase (decrease)	253,157	(120,582)	$ 3,177,007	$ (819,480)
Institutional Class
Shares sold	2,098,519	7,788,306	$ 25,166,144	$ 62,314,949
Reinvestment of distributions	31,361	54,679	377,302	559,339
Shares redeemed	(1,144,432)	(6,427,386)	(13,449,818)	(58,349,438)
Net increase (decrease)	985,448	1,415,599	$ 12,093,628	$ 4,524,850

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AREI-USAN-0310
1.789731.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 26, 2010